As filed with the Securities and Exchange Commission on February 28, 2018

1933 Act Registration No. 033-68666

1940 Act Registration No. 811-08004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 184	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 186	☒

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

(Name and Address of Agent for Service)	Copy to:
Jeffrey T. Cerutti,	Gregory C. Davis
Chief Executive Officer and President	Ropes & Gray LLP
AMG Funds IV	Three Embarcadero Center
600 Steamboat Road, Suite 300	San Francisco, California 94111-4006
Greenwich, Connecticut 06830

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMG Funds
Prospectus
March 1, 2018

AMG GW&K U.S. Small Cap Growth Fund
Class N: ATASX       Class I: ATSIX        Class Z: ATAZX
AMG Managers DoubleLine Core Plus Bond Fund
Class N: ADBLX        Class I: ADLIX       Class Z: ADZIX
AMG Managers Fairpointe ESG Equity Fund
(formerly AMG Managers Fairpointe Focused Equity Fund)
Class N: AFPTX       Class I: AFFEX
AMG Managers Fairpointe Mid Cap Fund
Class N: CHTTX       Class I: ABMIX       Class Z: ABIZX
AMG Managers Guardian Capital Global Dividend Fund
Class N: AGCNX       Class I: AGCDX
AMG Managers Lake Partners LASSO Alternatives Fund
Class N: ALSNX       Class I: ALSOX
AMG Managers LMCG Small Cap Growth Fund
Class N: ACWDX       Class I: ACWIX
AMG Managers Montag & Caldwell Balanced Fund
Class N: MOBAX       Class I: MOBIX
AMG Managers Montag & Caldwell Growth Fund
Class N: MCGFX       Class I: MCGIX        Class R: MCRGX
AMG Managers Montag & Caldwell Mid Cap Growth Fund
Class N: AMCMX        Class I: AMMCX
AMG Managers Pictet International Fund
Class N: APINX       Class I: APCTX       Class Z: APCZX
AMG Managers Silvercrest Small Cap Fund
Class N: ASCTX       Class I: ACRTX        Class Z: ACZTX
AMG Managers Value Partners Asia Dividend Fund
Class N: AVADX       Class I: AAVPX
AMG River Road Dividend All Cap Value Fund
Class N: ARDEX       Class I: ARIDX       Class Z: ARZDX
AMG River Road Dividend All Cap Value Fund II
Class N: ADVTX       Class I: ADIVX       Class Z: ADVZX
AMG River Road Focused Absolute Value Fund
Class N: ARRFX       Class I: AFAVX       Class Z: ARRZX
AMG River Road Long-Short Fund
Class N: ARLSX       Class I: ALSIX       Class Z: ARLZX
AMG River Road Small-Mid Cap Value Fund
(formerly AMG River Road Select Value Fund)
Class N: ARSMX       Class I: ARIMX       Class Z: ARSZX
AMG River Road Small Cap Value Fund
Class N: ARSVX       Class I: ARSIX       Class Z: ARZMX

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P092-0318

THIS PAGE INTENTIONALLY LEFT BLANK

3-70	Summary of The Funds
AMG GW&K U.S. Small Cap Growth Fund
AMG Managers DoubleLine Core Plus Bond Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Fairpointe Mid Cap Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Pictet International Fund
AMG Managers Silvercrest Small Cap Fund
AMG Managers Value Partners Asia Dividend Fund
AMG River Road Dividend All Cap Value Fund
AMG River Road Dividend All Cap Value Fund II
AMG River Road Focused Absolute Value Fund
AMG River Road Long-Short Fund
AMG River Road Small-Mid Cap Value Fund
AMG River Road Small Cap Value Fund

71-135	Additional Information About the Funds
AMG GW&K U.S. Small Cap Growth Fund
AMG Managers DoubleLine Core Plus Bond Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Fairpointe Mid Cap Fund
 AMG Managers Guardian Capital Global Dividend Fund
 AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
 AMG Managers Montag & Caldwell Balanced Fund
 AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Pictet International Fund
AMG Managers Silvercrest Small Cap Fund
AMG Managers Value Partners Asia Dividend Fund
AMG River Road Dividend All Cap Value Fund
AMG River Road Dividend All Cap Value Fund II
AMG River Road Focused Absolute Value Fund
AMG River Road Long-Short Fund
AMG River Road Small-Mid Cap Value Fund
AMG River Road Small Cap Value Fund
Summary of the Funds’ Principal Risks
 Other Important Information About the Funds and their Investment Strategies and Risks
Fund Management
Performance of Subadvisers in Similar Accounts

AMG Funds	1

136-145	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

147-196	Financial Highlights
AMG GW&K U.S. Small Cap Growth Fund
AMG Managers DoubleLine Core Plus Bond Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Fairpointe Mid Cap Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Pictet International Fund
AMG Managers Silvercrest Small Cap Fund
AMG Managers Value Partners Asia Dividend Fund
AMG River Road Dividend All Cap Value Fund
AMG River Road Dividend All Cap Value Fund II
AMG River Road Focused Absolute Value Fund
AMG River Road Long-Short Fund
AMG River Road Small-Mid Cap Value Fund
AMG River Road Small Cap Value Fund

197	How To Contact Us

2	AMG Funds

Summary of The Funds

AMG GW&K U.S. Small Cap Growth Fund
Investment Objective
The AMG GW&K U.S. Small Cap Growth Fund (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.21%	None	None
Other Expenses[1]	0.57%	0.55%	0.45%
Total Annual Fund Operating Expenses	1.48%	1.25%	1.15%
Fee Waiver and Expense Reimbursements[2]	(0.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.23%	1.00%	0.90%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$125	$443	$784	$1,747
Class I	$102	$372	$662	$1,489
Class Z	$ 92	$341	$609	$1,375
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of May 12, 2017, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 23, 2017), the range of market capitalizations was $144 million to $4.37 billion. As of December 29, 2017, the range of market capitalizations of the S&P SmallCap 600 Index was $95.46 million to $9.40 billion. As of December 29, 2017, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $23.26 million to $14.03 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund

AMG Funds	3

Summary of The Funds

(“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and healthcare sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. As of February 1, 2016, GW&K Investment Management, LLC became the subadviser to the Fund. Performance prior to that date reflects the performance of a previous subadviser.
Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17  (Class N)
Best Quarter: 16.79% (4th Quarter 2010)
Worst Quarter: -25.91% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG GW&K U.S. Small Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	24.81%	9.04%	7.17%
Class N Return After Taxes on Distributions	20.22%	1.49%	3.03%
Class N Return After Taxes on Distributions and Sale of Fund Shares	17.54%	5.99%	5.23%
Class I Return Before Taxes	25.35%	9.36%	7.46%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	22.17%	15.21%	9.19%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as

4	AMG Funds

Summary of The Funds

401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
GW&K Investment Management, LLC
Portfolio Managers
Daniel L. Miller, CFA
Partner and Director of Equities, GW&K; Portfolio Manager of the Fund since 02/16.
Joseph C. Craigen, CFA
Partner, GW&K; Portfolio Manager of the Fund since 02/16.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts):  $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Summary of The Funds

AMG Managers DoubleLine Core Plus Bond Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.32%	0.31%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	1.04%	0.78%	0.71%
Fee Waiver and Expense Reimbursements[2]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	0.96%	0.70%	0.63%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$98	$323	$566	$1,264
Class I	$72	$241	$425	$ 959
Class Z	$64	$219	$387	$ 875
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. To gain exposure to fixed income securities, the Fund may invest in other investment companies (including exchange-traded funds (“ETFs”), open-end funds and closed-end funds) advised or subadvised by DoubleLine ® Capital LP (“DoubleLine”), the Fund’s subadviser.
The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser generally intends to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer, although it

6	AMG Funds

Summary of The Funds

may take more focused positions from time to time. Below investment grade securities are instruments that are rated BB+ or lower by Standard & Poor’s Global Ratings, rated Ba1 or lower by Moody’s Investors Service, Inc., or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.
The Fund may also invest in inverse floaters, interest-only and principal-only securities and senior bank loans and assignments. To gain exposure to senior bank loans and assignments, the Fund may invest in other investment companies (including ETFs, open-end funds and closed-end funds) advised or subadvised by DoubleLine.
The Fund expects to have exposure to foreign currencies, either directly through its investments in bonds denominated in local currencies or through its investments in other investment companies advised or subadvised by DoubleLine. Such investment companies may gain exposure either through the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts.
The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser generally intends to rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.
The subadviser seeks to control risk by generally taking into account the following considerations:
•	Security selection within a given asset class
•	Relative performance of the various market sectors and asset classes
•	The shape of the yield curve
•	Fluctuations in the overall level of interest rates
The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.
Portfolio securities may be sold at any time. Sales may occur, for example, when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.
The subadviser’s investment process may result in high portfolio turnover.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund (either directly or through the Fund’s investments in one or more other funds). The risks are described in alphabetical order and not in the order of importance or potential exposure.
Affiliated Fund Risk— the Subadviser is subject to a potential conflict of interest in determining whether to invest the Fund’s assets in an underlying fund managed by the Subadviser, and the Subadviser may have an economic or other incentive to make or retain an investment in an affiliated fund in lieu of other investments that may also be appropriate for the Fund.
Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.
Call Risk— call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call). The increased likelihood of a call may reduce the security’s price and may result in the Fund reinvesting at lower interest rates in securities with greater credit risk.
Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Defaulted and Distressed Securities Risk—investments in defaulted or distressed corporate securities involve the risk of the uncertainty of repayment on defaulted securities (e.g., a security on which a principal or interest payment is not made when due) or on obligations of distressed issuers (some of whom may be insolvent or in bankruptcy or insolvency proceedings).
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

AMG Funds	7

Summary of The Funds

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inverse Floating Rate Securities Risk— inverse floating rate securities (“inverse floaters”) are derivative debt instruments that pay interest at rates that generally vary inversely with specified short-term interest rates, meaning the interest payment received on inverse floaters generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and will typically experience greater price volatility than a fixed-rate obligation of similar credit quality, which could magnify the Fund’s gains or losses. The markets for inverse floaters may be less developed and have less liquidity and inverse floaters have greater interest rate risk than more traditional fixed income securities.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.
Policy Risk— The withdrawal of U.S. and other government support to stabilize and support financial markets, including an increase in interest rates in the U.S. or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.
Rule 144A Securities Risk— Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.
Senior Loans Risk— senior loans are typically not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. An economic downturn generally leads to a higher delinquency rate, and a senior loan may lose significant value before a default occurs. In addition, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. There can be no assurance that liquidation of such collateral would satisfy in full the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

8	AMG Funds

Summary of The Funds

Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 3.06% (3rd Quarter 2012)
Worst Quarter: -3.06% (2nd Quarter 2013)
Average Annual Total Returns as of 12/31/17
AMG Managers DoubleLine Core Plus Bond Fund	1 Year	5 Years	Since Inception[1]
Class N Return Before Taxes
	4.59%	2.71%	4.56%
Class N Return After Taxes on Distributions
	3.44%	1.26%	3.10%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	2.59%	1.39%	2.88%
Class I Return Before Taxes
	4.86%	2.97%	4.82%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
	3.54%	2.10%	2.89%
[1]	Performance shown reflects performance since the inception date of the Fund on July 18, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
DoubleLine Capital LP
Portfolio Managers
Jeffrey E. Gundlach
Founder and Chief Executive Officer at DoubleLine;
Lead Portfolio Manager of the Fund since 07/11.
Philip A. Barach
President at DoubleLine;
Portfolio Manager of the Fund since 07/11.
Luz M. Padilla
Portfolio Manager at DoubleLine;
Portfolio Manager of the Fund since 07/11.
Robert Cohen
Portfolio Manager at DoubleLine;
Portfolio Manager of the Fund since 09/16.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).

AMG Funds	9

Summary of The Funds

AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	AMG Funds

Summary of The Funds

AMG Managers Fairpointe ESG Equity Fund
(formerly AMG Managers Fairpointe Focused Equity Fund)
Investment Objective
The Fund seeks long-term total return through capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.22%	None
Other Expenses	0.84%	0.84%
Total Annual Fund Operating Expenses	1.76%	1.54%
Fee Waiver and Expense Reimbursements[1]	(0.64)%	(0.64)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.12%	0.90%
[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$114	$492	$894	$2,020
Class I	$ 92	$424	$779	$1,780
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value.
In selecting stocks, the subadviser prefers investment in companies it deems to have strong environmental, social and governance (ESG) records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate and rank a company’s record with respect to each ESG component, and then establishes an overall ranking of the company’s ESG record. In establishing an overall ESG ranking for a company, the subadviser places a greater emphasis on the governance component of ESG, as it believes that good governance can also lead to more responsible behavior in the social and environmental components of ESG. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations. The number of issuers in which the Fund invests varies based on the subadviser’s investment outlook for the Fund and so, from time to time, the Fund’s holdings may be focused on a smaller number of issuers than at other times.
The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG ranking assigned by the subadviser declines below that which it was at the time of purchase, even if the other investment fundamentals of the company are positive.

AMG Funds	11

Summary of The Funds

In addition to value criteria, the subadviser looks for companies with the following characteristics:
•	Industry leaders with a focused business plan and the ability to grow their market share
•	Proven, effective management
The Fund typically expects to invest in companies having a market capitalization at the time of acquisition within the capitalization range of the Russell 1000 Index, which as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index on June 23, 2017), was approximately $2.35 billion to $813.88 billion. The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through American Depositary Receipts).
To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
ESG Investing Risk— because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary sector may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

12	AMG Funds

Summary of The Funds

Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  Effective October 1, 2017, the Fund changed its name from "AMG Managers Fairpointe Focused Equity Fund" to "AMG Managers Fairpointe ESG Equity Fund" and adopted the Fund's current investment strategies. Prior to October 1, 2017, the Fund pursued a focused U.S. equity strategy and did not have a specific ESG mandate. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 10.23% (3rd Quarter 2016)
Worst Quarter: -14.36% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/17
AMG Managers Fairpointe ESG Equity Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	18.23%	7.95%
Class N Return After Taxes on Distributions
	17.89%	7.75%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	10.61%	6.14%
Class I Return Before Taxes
	18.50%	8.19%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
	21.69%	10.78%
[1]	Performance shown reflects performance since the inception date of the Fund on December 24, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC (the “Investment Manager”)
Subadviser
Fairpointe Capital LLC ("Fairpointe")
Portfolio Managers
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer, Chief Investment Officer and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 12/14.
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 10/17.
Frances E. Tuite
Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 3/18.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may

AMG Funds	13

Summary of The Funds

pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	AMG Funds

Summary of The Funds

AMG Managers Fairpointe Mid Cap Fund
Investment Objective
The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.27%	0.27%	0.19%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.14%	0.89%	0.81%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$116	$362	$628	$1,386
Class I	$ 91	$284	$493	$1,096
Class Z	$ 83	$259	$450	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund currently considers mid-cap companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap® Index (between $2.35 billion and $29.39 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). The Fund may retain a security if, after purchase of the security, the issuer’s capitalization falls out of the mid-capitalization range described above. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap companies at any given time. The subadviser selects stocks based on bottom-up fundamental analysis.
Important investment criteria include:
•	Focused business franchise with ability to grow market share
•	Attractive valuation
•	Low relative leverage
•	Experienced management
The subadviser takes a long-term approach with a focus on maximizing after-tax returns.
The Fund may invest in mid- and small-cap stocks, convertible preferred stocks, and foreign securities (directly and through depositary receipts). The Fund may purchase put options on securities held in the Fund’s portfolio.
In an effort to manage risk, the subadviser employs a valuation discipline that limits downside risk, limits position sizes and sector exposure, and the subadviser adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the

AMG Funds	15

Summary of The Funds

more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary and information technology sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager of the Fund since May 1999.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 28.31% (3rd Quarter 2009)
Worst Quarter: -29.83% (4th Quarter 2008)

16	AMG Funds

Summary of The Funds

Average Annual Total Returns as of 12/31/17
AMG Managers Fairpointe Mid Cap Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	11.52%	14.48%	9.59%
Class N Return After Taxes on Distributions	9.88%	12.18%	8.36%
Class N Return After Taxes on Distributions and Sale of Fund Shares	7.87%	11.27%	7.69%
Class I Return Before Taxes	11.80%	14.77%	9.87%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
	16.24%	15.01%	9.97%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
	18.52%	14.96%	9.11%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Fairpointe Capital LLC
Portfolio Managers
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer, Chief Investment
Officer and Portfolio Manager at Fairpointe;
Lead Portfolio Manager, Portfolio Manager of the Fund since 05/99.
Marie L. Lorden
Co-Founder and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 03/09.
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer
and Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 03/09.
Brian M. Washkowiak
Portfolio Manager at Fairpointe;
Portfolio Manager of the Fund since 02/16.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	17

Summary of The Funds

AMG Managers Guardian Capital Global Dividend Fund
Investment Objective
The AMG Managers Guardian Capital Global Dividend Fund (the “Fund”) seeks to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.02%	None
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	1.12%	1.10%
Fee Waiver and Expense Reimbursements[1]	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.07%	1.05%
[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$109	$351	$612	$1,359
Class I	$107	$345	$601	$1,336
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States, which may result in the Fund holding a substantial amount of assets in a single country or geographic region.
The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.

18	AMG Funds

Summary of The Funds

Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 6.01% (1st Quarter 2017)
Worst Quarter: -5.71% (3rd Quarter 2015)

AMG Funds	19

Summary of The Funds

Average Annual Total Returns as of 12/31/17
AMG Managers Guardian Capital Global Dividend Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	19.35%	6.53%
Class N Return After Taxes on Distributions
	18.81%	6.00%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	11.52%	5.04%
Class I Return Before Taxes
	19.44%	6.72%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)
	22.40%	8.94%
[1]	Performance shown reflects performance since the inception date of the Fund on April 14, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Guardian Capital LP ("Guardian")
Portfolio Managers
Srikanth Iyer
Managing Director and Head of Systematic Strategies at Guardian; Portfolio Manager of the Fund since 04/14.
Fiona Wilson
Portfolio Manager for the Systematic Strategies Team at Guardian; Portfolio Manager of the Fund since 04/14.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	AMG Funds

Summary of The Funds

AMG Managers Lake Partners LASSO Alternatives Fund
Investment Objective
The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales[1]	0.31%	0.31%
Other Acquired Fund Fees and Expenses	1.26%	1.26%
Total Acquired Fund Fees and Expenses	1.57%	1.57%
Total Annual Fund Operating Expenses[2]	3.06%	2.81%
Fee Waiver and Expense Reimbursements[3]	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	2.97%	2.72%
[1]	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.09% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$300	$936	$1,598	$3,367
Class I	$275	$862	$1,476	$3,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its investment objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in other investment companies, including closed-end funds and exchange-traded funds (“ETFs”), as well as exchange-traded notes (“ETNs”), which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO® Long and Short Strategic Opportunities® strategy. The subadviser allocates the Fund’s assets across a diversified mix of alternative investment strategies, accessing these primarily through Alternative Mutual Funds, with the goal of producing long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

AMG Funds	21

Summary of The Funds

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include: long/short equity; long/short credit and fixed income; market neutral and arbitrage strategies; global macro strategies; commodities or commodity-linked investments; currencies; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain, through its fund-of-funds structure, net equity exposure ranging from 20% to 50% of assets.
The subadviser employs a top down and bottom up approach to underlying fund selection. Top down analysis includes an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative analysis. In selecting underlying funds, the subadviser considers certain criteria, including consistency of performance, on both an absolute and relative basis; changes in volatility and correlations over time; the investment style of an underlying fund including investment process and portfolio characteristics; and the character of underlying fund management and personnel as well as transparency with investors and sound organizational structure. To seek to manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments, and applies judgment to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund (either directly or through the Fund’s investments in one or more underlying funds). The risks are described in alphabetical order and not in the order of importance or potential exposure.
Aggressive Investment Technique Risk— investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; short sales; swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.
CFTC Regulation Risk— the Fund is limited in its ability to invest in underlying funds that invest in commodity or commodity-linked instruments as long as the Investment Manager continues to claim an exclusion from registration as a “commodity pool operator” with respect to the Fund.
Commodity Risk— investing in underlying funds that invest long or short in commodities markets and commodity-linked instruments, such as ETNs, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, precious and industrial metals, agricultural products, livestock and minerals. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended. The Fund’s investments in commodities or commodity-related investments can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Defaulted and Distressed Securities Risk—investments in defaulted or distressed corporate securities involve the risk of the uncertainty of repayment on defaulted securities (e.g., a security on which a principal or interest payment is not made when due) or on obligations of distressed issuers (some of whom may be insolvent or in bankruptcy or insolvency proceedings).
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

22	AMG Funds

Summary of The Funds

Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.
Fixed Income Risk—investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest rate risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Fund-of-Funds Structure Risk— your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds because you will bear your proportionate share of both the Fund’s expenses and the expenses of the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. The Fund’s investments in other investment companies treated as regulated investment companies, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify. See the SAI for further information.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Leveraged ETF Risk— leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Non-Diversified Fund Risk—an underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The use of short sales by underlying funds, in certain circumstances, can result in significant losses.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) in not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class I)
Best Quarter: 5.38% (3rd Quarter 2010)
Worst Quarter: -7.25% (3rd Quarter 2011)

AMG Funds	23

Summary of The Funds

Average Annual Total Returns as of 12/31/17
AMG Managers Lake Partners LASSO Alternatives Fund	1 Year	5 Years	Since Inception
Class I Return Before Taxes
	4.92%	2.74%	4.86% [1]
Class I Return After Taxes on Distributions
	3.73%	1.90%	4.16% [1]
Class I Return After Taxes on Distributions and Sale of Fund Shares
	3.76%	2.08%	3.76% [1]
Class N Return Before Taxes
	4.63%	2.49%	3.19% [2]
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
	9.98%	3.92%	2.57% [1]
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)
	9.98%	3.92%	1.48% [2]
[1]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on April 1, 2009.
[2]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N shares on March 3, 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Lake Partners, Inc. ("Lake Partners")
Portfolio Managers
Frederick C. Lake
Co-Chairman and Treasurer at Lake Partners; Portfolio Manager of the Fund since 04/09.
Ronald A. Lake
Co-Chairman and President at Lake Partners; Portfolio Manager of the Fund since 04/09.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	AMG Funds

Summary of The Funds

AMG Managers LMCG Small Cap Growth Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.14%	None
Other Expenses[1]	0.32%	0.28%
Total Annual Fund Operating Expenses	1.36%	1.18%
Fee Waiver and Expense Reimbursements[2]	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.24%	1.06%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$126	$419	$733	$1,625
Class I	$108	$363	$637	$1,421
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $5 billion at the time of acquisition. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. The subadviser seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth may be durable and sustainable, as well as to conduct due diligence on the key drivers identified by the subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.
The Fund may invest in initial public offerings (“IPOs”), real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), foreign securities through depositary receipts, and mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.
To seek to manage risk, the subadviser limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.

AMG Funds	25

Summary of The Funds

The subadviser’s investment process may result in high portfolio turnover.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and healthcare sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  As of February 17, 2012, LMCG Investments, LLC ("LMCG") became the subadviser to the Fund.  Performance prior to that date reflects the performance of a previous subadviser.  However, Mr. Morey has served as the Fund's Portfolio Manager since the Fund's inception.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

26	AMG Funds

Summary of The Funds

Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 16.15% (1st Quarter 2012)
Worst Quarter: -27.36% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/17
AMG Managers LMCG Small Cap Growth Fund	1 Year	5 Years	Since Inception
Class N Return Before Taxes
	18.69%	11.20%	10.56% [1]
Class N Return After Taxes on Distributions	18.69%	9.78%	9.21% [1]
Class N Return After Taxes on Distributions and Sale of Fund Shares	10.58%	8.27%	7.92% [1]
Class I Return Before Taxes	19.03%	11.47%	8.22% [2]
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	22.17%	15.21%	13.66% [1]
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	22.17%	15.21%	11.38% [2]
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N shares on November 3, 2010.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on June 1, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
LMCG Investments, LLC
Portfolio Manager
Andrew Morey, CFA
Lead Portfolio Manager for small and
small/mid-cap growth investment strategies at LMCG;
Portfolio Manager of the Fund since 11/10.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	27

Summary of The Funds

AMG Managers Montag & Caldwell Balanced Fund
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.06%	None
Other Expenses	0.55%	0.55%
Total Annual Fund Operating Expenses	1.26%	1.20%
Fee Waiver and Expense Reimbursements[1]	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	1.16%	1.10%
[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$118	$390	$682	$1,514
Class I	$112	$371	$650	$1,446
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to seek to manage risk.

28	AMG Funds

Summary of The Funds

When selecting fixed income securities, the subadviser strives to maximize total return and reduce risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.
The Fund will invest in fixed income securities only with a rating of “BBB/Baa” or better by Standard & Poor’s Global Ratings/Moody’s Investors Service, Inc. Investments may include:
•	U.S. government securities
•	Corporate bonds
•	Mortgage/asset-backed securities
•	Money market securities and repurchase agreements
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.
Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Policy Risk— The withdrawal of U.S. and other government support to stabilize and support financial markets, including an increase in interest rates in the U.S. or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.
Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices and a composite intended to reflect the asset allocation characteristics of balanced funds in general.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Funds	29

Summary of The Funds

Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 9.21% (2nd Quarter 2009)
Worst Quarter: -10.36% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG Managers Montag & Caldwell Balanced Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	15.24%	7.55%	5.31%
Class N Return After Taxes on Distributions	13.74%	5.86%	4.34%
Class N Return After Taxes on Distributions and Sale of Fund Shares	9.86%	5.77%	4.14%
Class I Return Before Taxes	15.39%	7.65%	5.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
	4.00%	2.13%	4.08%
60% S&P 500 Index/ 40% Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
	14.45%	10.35%	7.35%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Managers
Ronald E. Canakaris, CFA, CIC
Chairman and Co-Chief Investment Officer of Montag & Caldwell;
Lead Portfolio Manager of the Fund since 11/94.
Helen M. Donahue, CFA
Vice President of Montag & Caldwell; Portfolio Manager of the Fund since 02/13.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30	AMG Funds

Summary of The Funds

AMG Managers Montag & Caldwell Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class R
Management Fee	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.23%	None	0.50%
Other Expenses[1]	0.28%	0.28%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.18%	0.95%	1.42%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$120	$375	$649	$1,432
Class I	$ 97	$303	$525	$1,166
Class R	$145	$449	$776	$1,702
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
To manage risk, the subadviser limits sector and individual security exposure, and adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower,

AMG Funds	31

Summary of The Funds

which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and consumer staples sectors may comprise a significant portion of the Fund's portfolio.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.  The consumer staples sector may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 14.92% (2nd Quarter 2009)
Worst Quarter: -20.35% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG Managers Montag & Caldwell Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	23.35%	11.66%	6.69%
Class N Return After Taxes on Distributions	20.72%	8.04%	4.62%
Class N Return After Taxes on Distributions and Sale of Fund Shares	15.40%	8.84%	5.15%
Class I Return Before Taxes	23.65%	11.92%	6.94%
Class R Return Before Taxes	23.17%	11.39%	6.43%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
	30.21%	17.33%	10.00%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class R shares will vary.

32	AMG Funds

Summary of The Funds

Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Managers
Ronald E. Canakaris, CFA, CIC
Chairman and Co-Chief Investment Officer of Montag & Caldwell;
Lead Portfolio Manager of the Fund since 11/94.
Andrew W. Jung, CFA
Senior Vice President and Co-Chief Investment Officer at Montag & Caldwell;
Portfolio Manager of the Fund since 02/15.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class R
Retirement Plans: $2,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class R (Retirement Plans):  $50
Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	33

Summary of The Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.24%	None
Other Expenses[1]	0.87%	0.87%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.87%	1.63%
Fee Waiver and Expense Reimbursements[3]	(0.62)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.25%	1.01%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$127	$528	$953	$2,140
Class I	$103	$454	$828	$1,881
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Growth Index. The composition, and thus the market capitalization range, of the Russell Midcap Growth Index changes periodically. As of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017), the market capitalization range of the Russell Midcap Growth Index was approximately $2.36 billion to $29.39 billion. The Fund may retain a security if, after purchase of the security, the issuer’s capitalization falls out of the mid-capitalization range described above. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap companies at any given time.
The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established mid-cap companies that:
•	Offer a compelling combination of earnings growth and attractive value
•	Sell at a discount to intrinsic value
•	Exhibit above-median near-term relative earnings strength
•	Are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

34	AMG Funds

Summary of The Funds

The Fund may invest in foreign securities (directly and through depositary receipts).
To manage risk, the subadviser adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary sector may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 15.63% (3rd Quarter 2009)
Worst Quarter: -31.59% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG Managers Montag & Caldwell Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class N Return Before Taxes
	23.17%	12.10%	6.64%	_
Class N Return After Taxes on Distributions
	21.17%	9.54%	5.40%	_

AMG Funds	35

Summary of The Funds

Average Annual Total Returns as of 12/31/17 (continued)
AMG Managers Montag & Caldwell Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception[1]
Class N Return After Taxes on Distributions and Sale of Fund Shares
	14.58%	9.24%	5.16%	_
Class I Return Before Taxes
	23.48%	_	_	10.01%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
	25.27%	15.30%	9.10%	11.41%
[1]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on May 14, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Montag & Caldwell, LLC ("Montag & Caldwell")
Portfolio Manager
M. Scott Thompson, CFA
Senior Vice President, Director of Research of Montag & Caldwell;
Portfolio Manager of the Fund since 11/07.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	AMG Funds

Summary of The Funds

AMG Managers Pictet International Fund
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee[1]	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.33%	0.30%	0.22%
Total Annual Fund Operating Expenses	1.28%	1.00%	0.92%
[1]	Expense information has been restated to reflect current fees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$130	$406	$702	$1,545
Class I	$102	$318	$552	$1,225
Class Z	$ 94	$293	$509	$1,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in equity securities, principally common stocks, of non-U.S. companies. The Fund emphasizes companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index. Companies generally may be considered to have principal activities in a country if they are organized or headquartered in such country or their stock principally trades in markets located in such country. The Fund may invest to a more limited extent in other developed countries such as the United States or Canada. The Fund may also invest in securities of companies that are listed, or whose principal business activities are located in emerging market countries. The Fund may invest in companies of all sizes, including small- and mid-cap companies, and may invest in initial public offerings (“IPOs”).
The subadviser seeks to build a portfolio of companies that trade below their underlying (“intrinsic”) value at the time of purchase. To identify such stocks, the subadviser’s investment process utilizes bottom-up fundamental analysis that focuses on future growth in cash generation and cash returns on the capital employed in the business. Because the portfolio is focused on both growth and valuation, the portfolio has Growth at a Reasonable Price (“GARP”) characteristics. The subadviser calculates an intrinsic value for candidate companies using complimentary long-term forecasting techniques, and to establish an investment thesis with clearly identified investment drivers. The subadviser builds and maintains a portfolio that seeks to combine high conviction ideas, while diversifying their underlying investment drivers. The Fund’s regional and country allocations, industry sector allocations and market capitalization ranges are a result of the bottom-up selection process, and may result in the Fund holding a substantial amount of assets in a single country or geographic region. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The subadviser adheres to a structured sell discipline by monitoring performance, target price levels, risk and the overall investment case of the stocks in the portfolio.
As of the date of this Prospectus, countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by

AMG Funds	37

Summary of The Funds

the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
GARP Style Risk— GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.
Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 9.79% (1st Quarter 2017)
Worst Quarter: -7.99% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/17
AMG Managers Pictet International Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	27.11%	5.87%
Class N Return After Taxes on Distributions
	25.42%	5.13%

38	AMG Funds

Summary of The Funds

Average Annual Total Returns as of 12/31/17 (continued)
AMG Managers Pictet International Fund	1 Year	Since Inception[1]
Class N Return After Taxes on Distributions and Sale of Fund Shares
	16.03%	4.35%
Class I Return Before Taxes
	27.46%	6.19%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
	25.03%	4.94%
[1]	Performance shown reflects performance since the inception date of the Fund on April 14, 2014.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Pictet Asset Management Limited ("PAM")
Portfolio Managers
Fabio Paolini, CFA
Head of EAFE Equities at PAM;
Lead Portfolio Manager of the Fund since 04/14.
Swee-Kheng Lee
Senior Investment Manager at PAM;
Portfolio Manager of the Fund since 04/14.
Benjamin Beneche, CFA
Senior Investment Manager at PAM;
Portfolio Manager of the Fund since 04/14.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	39

Summary of The Funds

AMG Managers Silvercrest Small Cap Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.28%	0.28%	0.21%
Total Annual Fund Operating Expenses	1.43%	1.18%	1.11%
Fee Waiver and Expense Reimbursements[2]	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.40%	1.15%	1.08%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.08% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$143	$449	$779	$1,710
Class I	$117	$372	$646	$1,429
Class Z	$110	$350	$609	$1,349
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund currently considers small-cap companies to be those with market capitalization at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Value Index (between $35.8 million and $4.34 billion as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index June 23, 2017)). The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. The subadviser invests in companies that it believes to be undervalued at the time of purchase. These companies typically possess, in the opinion of the subadviser, one or more of the following attributes:
•	Business that results in relatively consistent longer-term earnings and cash flow growth
•	Franchise/asset value that may make the company attractive to potential acquirers
•	Cyclically depressed earnings and/or cash flow that has potential for improvement
•	A catalyst that will promote recognition of the company’s undervalued status
The Fund may also invest in securities of companies outside the small-cap range, preferred stock, convertible preferred stocks, convertible bonds and real estate investment trusts (“REITs”).

40	AMG Funds

Summary of The Funds

The subadviser employs a strategy of diversification, and adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials and financials sectors may comprise a significant portion of the Fund's portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.  Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 12.39% (1st Quarter 2013)
Worst Quarter: -8.26% (3rd Quarter 2015)

AMG Funds	41

Summary of The Funds

Average Annual Total Returns as of 12/31/17
AMG Managers Silvercrest Small Cap Fund	1 Year	5 Years	Since Inception[1]
Class N Return Before Taxes
	10.27%	14.29%	14.15%
Class N Return After Taxes on Distributions
	8.30%	13.28%	13.27%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	7.44%	11.33%	11.37%
Class I Return Before Taxes
	10.54%	14.59%	14.44%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
	7.84%	13.01%	13.61%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
	14.65%	14.12%	14.28%
[1]	Performance shown reflects performance since the inception date of the Fund on December 27, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Silvercrest Asset Management Group LLC ("Silvercrest")
Portfolio Manager
Roger W. Vogel, CFA
Managing Director of Silvercrest;
Portfolio Manager of the Fund since 12/11.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts):  $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42	AMG Funds

Summary of The Funds

AMG Managers Value Partners Asia Dividend Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I
Management Fee	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.02%	None
Other Expenses	1.43%	1.43%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	2.26%	2.24%
Fee Waiver and Expense Reimbursements[2]	(1.08)%	(1.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1,2]	1.18%	1.16%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$120	$602	$1,111	$2,511
Class I	$118	$596	$1,101	$2,491
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets directly or indirectly in companies that are domiciled in the Asian region, or are domiciled outside of the Asian region but, as determined by the subadviser, either derive a majority of their income from or have a majority of their operations located in the Asian region. For purposes of this investment policy, countries in the Asian region include, among others, Japan, Hong Kong, Singapore, Australia and New Zealand, as well as emerging and frontier markets located in Asia, such as The People’s Republic of China (“PRC”), Bangladesh, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan and Thailand. Indirect investments include derivatives, participatory notes, collective investment vehicles, such as unit trusts or investment companies, and similar investments that provide indirect exposure to securities of companies domiciled in, deriving a majority of their income from or having a majority of their operations located in the Asian region. The Fund intends to invest primarily in a portfolio of equity securities of companies that distribute dividends. Although the Fund seeks exposure to a number of countries within the Asian region, it may have significant exposure to one or a limited number of countries, particularly the PRC. There are no fixed geographic or sector weightings in the allocation of assets and the subadviser does not intend to follow benchmark indices in determining geographic or sector weightings for the Fund. The

AMG Funds	43

Summary of The Funds

Fund may invest in companies of any market capitalization, including small-cap and midcap companies.
The subadviser intends to use value investing strategies and a bottom-up research approach to select high income investments consistent with the Fund’s investment objective. The subadviser will aim to follow a buy-and-hold strategy. The subadviser may also, from time to time, place a substantial portion of the portfolio in cash equivalents or short-term investments for temporary defensive purposes.
The Fund may have direct exposure to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect. The Fund may also seek indirect exposure to China A Shares in the PRC, which are typically not available for direct investment by non-PRC investors, through China A Shares Access Products, such as participatory notes, and/or through collective investment vehicles directly investing in China A Shares through qualified foreign institutional investors or Renminbi qualified foreign institutional investors. Additionally, the Fund intends to invest directly in China B Shares, which are domestic shares in PRC-incorporated companies listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange and eligible for direct investment by non-PRC investors.
The Fund may invest in corporate debt and other fixed-income securities, and intends to focus this portion of its portfolio on relatively higher yielding corporate debt and other fixed income securities. While fixed-income securities are typically not expected to exceed 20% of the Fund’s assets, the Fund may invest up to 30% of its assets in fixed-income securities. Additionally, the Fund may invest in below investment grade securities (commonly known as “junk bonds”), commodities, futures contracts, options, depository receipts, warrants, convertible bonds, contingent convertible securities, units in any unit trust, real estate investment trusts (“REITs”), preferred stocks or other investment companies. For the purposes of hedging market and currency risks, the Fund may take short positions in individual securities and index futures or invest in index swaps, currency swaps and currency forwards.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Call Risk— call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call). The increased likelihood of a call may reduce the security’s price and may result in the Fund reinvesting at lower interest rates in securities with greater credit risk.
Commodity Risk— Investments in commodity futures and options and commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities such as stocks and bonds. The commodities markets may be affected by, among other things, changes in overall market movements, domestic and foreign political and economic events, changes in interest and inflation rates, wars and acts of terrorism or factors affecting a particular industry or commodity, such as droughts, floods, weather, livestock disease, embargoes and tariffs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing and consuming regions. The Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code. The Fund’s investments in commodities or commodity-related investments can be limited by the Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify.
Contingent Convertible Securities Risk— contingent convertible securities (“CoCos”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it

44	AMG Funds

Summary of The Funds

generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Frontier Markets Risk—investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.
Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Participatory Note Risk— An investment in participatory notes is subject to market risk . The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
PRC Investment Risk— the PRC government exercises significant control over the domestic economy of the PRC through its industrial policies (e.g., policies to support certain industries and affect the allocation of productive resources), monetary policy, exchange rate management and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely affect specific companies and entire industries in the PRC. The PRC government has frequently and significantly intervened in domestic securities markets, in particular the markets for China A Shares, and may do so in the future. From time to time, the Fund may not be able to sell securities of PRC companies at the desired time or price, and quoted prices for securities of PRC companies may not reflect actual market prices. Finally, the Fund’s ability to make direct investments in securities of PRC companies is subject to changes in applicable PRC laws and regulations. Any such change could adversely affect market conditions and the Fund’s PRC investments.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Unit Trust Risk— An investment in units of a unit trust is subject to market risk and may be subject to general foreign securities risks, including currency risk, and may be less liquid than an investment in a U.S. mutual fund.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index.  As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Funds	45

Summary of The Funds

Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 12.96% (1st Quarter 2017)
Worst Quarter: -5.43% (4th Quarter 2016)
Average Annual Total Returns as of 12/31/17
AMG Managers Value Partners Asia Dividend Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	38.27%	20.43%
Class N Return After Taxes on Distributions
	33.99%	17.15%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	22.55%	14.55%
Class I Return Before Taxes
	38.26%	20.58%
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)
	41.72%	22.43%
[1]	Performance shown reflects performance since the inception date of the Fund on December 16, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
Value Partners Hong Kong Limited ("VPHK")
Portfolio Managers
Norman Ho, CFA
Senior Investment Director at VPHK;
Portfolio Manager of the Fund since 12/15.
Philip Li, CFA
Senor Fund Manager of VPHK;
Portfolio Manager of the Fund since 12/15.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Additional Investment Minimum
Class N and Class I (all accounts):  $100
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46	AMG Funds

Summary of The Funds

AMG River Road Dividend All Cap Value Fund
Investment Objective
The Fund seeks to provide high current income and, secondarily, long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.27%	0.27%	0.20%
Total Annual Fund Operating Expenses	1.12%	0.87%	0.80%
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$114	$356	$617	$1,363
Class I	$ 89	$278	$482	$1,073
Class Z	$ 82	$255	$444	$ 990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the subadviser believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”), convertible preferred stocks, and royalty income trusts.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	High, growing dividend
•	Financial strength
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies
To seek to manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a

AMG Funds	47

Summary of The Funds

convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Master Limited Partnerships— investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund's portfolio. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

48	AMG Funds

Summary of The Funds

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 13.84% (1st Quarter 2013)
Worst Quarter: -19.54% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG River Road Dividend All Cap Value Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	8.78%	12.40%	7.75%
Class N Return After Taxes on Distributions	7.05%	9.99%	6.30%
Class N Return After Taxes on Distributions and Sale of Fund Shares	6.28%	9.57%	6.10%
Class I Return Before Taxes	9.05%	12.68%	8.02%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
	13.19%	13.95%	7.19%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
Henry W. Sanders, III, CFA
Executive Vice President of River Road;
Lead Portfolio Manager of the Fund since 06/2005.
Thomas S. Forsha, CFA
Co-Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 06/2007.
James C. Shircliff, CFA
Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 06/2005.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769

AMG Funds	49

Summary of The Funds

Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50	AMG Funds

Summary of The Funds

AMG River Road Dividend All Cap Value Fund II
Investment Objective
The Fund seeks to provide long-term capital appreciation and high current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.35%	0.31%	0.24%
Total Annual Fund Operating Expenses	1.20%	0.91%	0.84%
[1]	Expense information has been restated to reflect current fees.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$122	$381	$660	$1,455
Class I	$ 93	$290	$504	$1,120
Class Z	$ 86	$268	$466	$1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. The subadviser seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index.
The Fund invests primarily in dividend-paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”), convertible preferred stocks, and royalty income trusts.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	High, growing dividend
•	Financial strength
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies
To seek to manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

AMG Funds	51

Summary of The Funds

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Master Limited Partnerships— investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund's portfolio. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market

52	AMG Funds

Summary of The Funds

index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 13.03% (1st Quarter 2013)
Worst Quarter: -6.13% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/17
AMG River Road Dividend All Cap Value Fund II	1 Year	5 Year	Since Inception[1]
Class N Return Before Taxes
	9.67%	12.30%	12.01%
Class N Return After Taxes on Distributions
	7.93%	10.95%	10.74%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	6.88%	9.64%	9.46%
Class I Return Before Taxes
	10.06%	12.60%	12.31%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
	13.19%	13.95%	14.96%
[1]	Performance shown reflects performance since the inception date of the Fund on June 27, 2012.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
Henry W. Sanders, III, CFA
Executive Vice President of River Road;
Lead Portfolio Manager of the Fund since 06/12.
Thomas S. Forsha, CFA
Co-Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 06/12.
James C. Shircliff, CFA
Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 06/12.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts):  $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in

AMG Funds	53

Summary of The Funds

the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

54	AMG Funds

Summary of The Funds

AMG River Road Focused Absolute Value Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.60%	0.60%	0.56%
Total Annual Fund Operating Expenses	1.45%	1.20%	1.16%
Fee Waiver and Expense Reimbursements[2]	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.00%	0.75%	0.71%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$102	$414	$749	$1,697
Class I	$ 77	$336	$616	$1,415
Class Z	$ 73	$324	$595	$1,369
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Principal Investment Strategies
The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies and may invest in securities of all market capitalizations. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers. In pursuing its investment strategy, the Fund will primarily invest in common stocks, real estate investment trusts (“REITs”) and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may invest in non U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges. The Fund may also invest in other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”).
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies

AMG Funds	55

Summary of The Funds

In managing the Fund, the subadviser employs an all-cap strategy that focuses on a limited number of securities representing the subadviser’s “best ideas” across all of its core strategies. These “best ideas” are the result of the subadviser’s risk/reward assessment, which is based on the subadviser’s conviction about a company and opinion about the company’s discount to valuation.
To seek to manage risk, the subadviser employs a structured sell discipline.
The subadviser’s investment strategy is highly opportunistic and may result in high portfolio turnover.
The Fund is classified as non-diversified.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Master Limited Partnerships— investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.

56	AMG Funds

Summary of The Funds

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund's portfolio. The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographic and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 9.01% (4th Quarter 2016)
Worst Quarter: 0.20% (2nd Quarter 2016)
Average Annual Total Returns as of 12/31/17
AMG River Road Focused Absolute Value Fund	1 Year	Since Inception[1]
Class N Return Before Taxes
	10.58%	13.32%
Class N Return After Taxes on Distributions
	7.84%	10.58%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	6.93%	9.33%
Class I Return Before Taxes
	11.02%	13.63%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
	13.19%	12.78%
[1]	Performance shown reflects performance since the inception date of the Fund on November 3, 2015.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
R. Andrew Beck
Chief Executive Officer and President of River Road;
Portfolio Manager of the Fund since 11/15.
Thomas S. Forsha, CFA
Co-Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 11/15.

AMG Funds	57

Summary of The Funds

Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58	AMG Funds

Summary of The Funds

AMG River Road Long-Short Fund
Investment Objective
The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1,2]
Dividend and Interest Expense on Short Sales	2.12%	2.12%	2.12%
Other Operating Expenses	0.48%	0.48%	0.40%
Total Other Expenses[1,2]	2.60%	2.60%	2.52%
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses[3]	3.78%	3.53%	3.45%
Fee Waiver and Expense Reimbursements[4]	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	3.65%	3.40%	3.32%
[1]	Expense information has been restated to reflect current fees.
[2]	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment
Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$367	$1,143	$1,938	$4,011
Class I	$343	$1,071	$1,820	$3,792
Class Z	$335	$1,047	$1,782	$3,721
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 186% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective primarily by taking long and short positions in equity securities. The Fund’s subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the subadviser’s fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s long and short equity investments consist primarily of domestic common stock and real estate investment trusts (“REITs”) but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, publicly traded partnerships (“PTPs”) and convertible bonds. The Fund may use instruments such as exchange-traded funds (“ETFs”), options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the

AMG Funds	59

Summary of The Funds

investment process. When the subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the subadviser believes will rise in value. For long positions, the subadviser seeks to identify companies it believes have certain characteristics including:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, under-followed, misunderstood
The Fund takes short positions in securities that the subadviser believes will go down in value. For short positions, the subadviser seeks to identify companies it believes have certain characteristics including:
•	Challenged business model
•	Low price and earnings momentum
•	Financial weakness
•	Poor shareholder-orientation
•	Security price that is at a premium to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
When the Fund takes a short position, it sells a security that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold short. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost to the Fund of taking the short position. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed.
The Fund’s net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To seek to manage risk the subadviser may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.
The subadviser’s investment process generally results in high portfolio turnover.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
High Cash Balance Risk— when the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

60	AMG Funds

Summary of The Funds

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Master Limited Partnerships— investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
PTP Risk— investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary and information technology sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.
Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

AMG Funds	61

Summary of The Funds

Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 6.75% (1st Quarter 2013)
Worst Quarter: -3.69% (1st Quarter 2014)
Average Annual Total Returns as of 12/31/17
AMG River Road Long-Short Fund	1 Year	5 Years	Since Inception
Class N Return Before Taxes
	8.88%	5.58%	5.57% [1]
Class N Return After Taxes on Distributions
	8.88%	5.02%	4.90% [1]
Class N Return After Taxes on Distributions and Sale of Fund Shares
	5.02%	4.18%	4.16% [1]
Class I Return Before Taxes
	9.22%	_	4.84% [2]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	21.13%	15.58%	12.80% [1]
50% Russell 3000® Index/50% ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for taxes, expenses or fees.)
	10.58%	7.83%	6.60% [1]
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
	21.13%	_	14.53% [2]
50% Russell 3000® Index/50% ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for taxes, expenses or fees.)
	10.58%	_	7.35% [2]
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N shares on May 4, 2011.
[2]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on March 4, 2013.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
Matthew W. Moran, CFA
Vice President and Portfolio Manager at River Road;
Lead Portfolio Manager of the Fund since 05/11.
Daniel Johnson, CFA, CPA
Vice President and Portfolio Manager at River Road;
Portfolio Manager of the Fund since 03/12.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

62	AMG Funds

Summary of The Funds

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	63

Summary of The Funds

AMG River Road Small-Mid Cap Value Fund
(formerly AMG River Road Select Value Fund)
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee[1]	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.24%	None	None
Other Expenses[1]	0.44%	0.43%	0.38%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[2]	1.47%	1.22%	1.17%
Fee Waiver and Expense Reimbursements[3]	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.38%	1.13%	1.08%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$140	$456	$794	$1,750
Class I	$115	$378	$662	$1,469
Class Z	$110	$363	$635	$1,412
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that the subadviser believes are undervalued. The Fund considers companies with market capitalizations below $10 billion at the time of acquisition to be small- and mid-cap. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-cap companies at any given time. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $10 billion at the time of acquisition, real estate investment trusts (“REITs”), convertible preferred stocks, and foreign securities (directly and through depositary receipts).
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:

64	AMG Funds

Summary of The Funds

•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies
To seek to manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary and industrials sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in

AMG Funds	65

Summary of The Funds

the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 14.59% (4th Quarter 2011)
Worst Quarter: -22.40% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
AMG River Road Small-Mid Cap Value Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	15.35%	12.67%	8.29%
Class N Return After Taxes on Distributions
	11.22%	8.81%	5.94%
Class N Return After Taxes on Distributions and Sale of Fund Shares
	11.33%	9.21%	6.28%
Class I Return Before Taxes
	15.75%	12.95%	8.58%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
	10.36%	13.27%	8.82%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
	7.84%	13.01%	8.17%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
James C. Shircliff, CFA
Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 03/07.
R. Andrew Beck
Chief Executive Officer and President of River Road;
Portfolio Manager of the Fund since 03/07.
J. Justin Akin
Vice President and Portfolio Manager at River Road;
Portfolio Manager of the Fund since 03/12.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts):  $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.

66	AMG Funds

Summary of The Funds

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	67

Summary of The Funds

AMG River Road Small Cap Value Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class N	Class I	Class Z
Management Fee	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.31%	0.31%	0.21%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses[2]	1.43%	1.18%	1.08%
[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class N	$146	$452	$782	$1,713
Class I	$120	$375	$649	$1,432
Class Z	$110	$343	$595	$1,317
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, which the Fund considers to be companies with market capitalizations between $3 billion and $10 billion at the time of acquisition. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. In addition, the Fund may invest in real estate investment trusts (“REITs”), convertible preferred stocks, convertible bonds, investment companies (such as exchange-traded funds (“ETFs”), open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies
To seek to manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities,

68	AMG Funds

Summary of The Funds

which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.
Investment Company Risk—the risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Because the Fund's Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because the classes are invested in the same portfolio of securities.  However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z share performance would vary to that extent.  To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class N)
Best Quarter: 16.81% (2nd Quarter 2009)
Worst Quarter: -22.89% (4th Quarter 2008)

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Summary of The Funds

Average Annual Total Returns as of 12/31/17
AMG River Road Small Cap Value Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes
	11.76%	12.75%	7.34%
Class N Return After Taxes on Distributions	7.92%	9.23%	5.58%
Class N Return After Taxes on Distributions and Sale of Fund Shares	9.13%	9.33%	5.54%
Class I Return Before Taxes	12.03%	13.04%	7.61%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
	7.84%	13.01%	8.17%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC ("River Road")
Portfolio Managers
James C. Shircliff, CFA
Chief Investment Officer of River Road;
Portfolio Manager of the Fund since 06/05.
R. Andrew Beck
Chief Executive Officer and President of River Road;
Portfolio Manager of the Fund since 06/05.
J. Justin Akin
Vice President and Portfolio Manager at River Road;
Portfolio Manager of the Fund since 03/12.
Buying and Selling Fund Shares
Initial Investment Minimum
Class N
Regular Account: $2,000
Individual Retirement Account: $1,000
Class I
Regular Account: $100,000
Individual Retirement Account: $25,000
Class Z*
Regular Account: $5,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Class N and Class I (all accounts): $100
Class Z (all accounts): $1,000
* Individual retirement accounts may only invest in Class Z shares by purchasing shares directly from the Fund.
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly with the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income, qualified dividend income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadviser, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

70	AMG Funds

Additional Information About the Funds

AMG GW&K U.S. Small Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
GW&K, the subadviser to the Fund, utilizes fundamental research and bottom-up stock selection to seek to identify small-capitalization companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.
The subadviser focuses on quality small-capitalization companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the subadviser looks for firms with the following key attributes:
•	Experienced, tenured, high quality management;
•	Business models that deliver consistent long-term growth;
•	Leading companies in attractive and defensible niche markets;
•	Strong financial characteristics; and
•	Appropriate valuation.
Various factors may lead the subadviser to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadviser believes the security has become overvalued.
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to a wide range of small-cap equities in your portfolio
•	Seeking exposure to growth-oriented investments
•	Looking for long-term capital appreciation
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses
PORTFOLIO MANAGERS
Daniel L. Miller, CFA
Partner and Director of Equities and Portfolio Manager
Joseph C. Craigen, CFA
Partner and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG GW&K U.S. Small Cap Growth Fund (CONTINUED)
table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I shares and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

72	AMG Funds

Additional Information About the Funds

AMG Managers DoubleLine Core Plus Bond Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. To gain exposure to fixed income securities, the Fund may invest in other investment companies (including ETFs, open-end funds and closed-end funds) advised or subadvised by DoubleLine.
The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser generally intends to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer, although it may take more focused positions from time to time. Below investment grade securities are instruments that are rated BB+ or lower by Standard & Poor’s Rating Services, rated Ba1 or lower by Moody’s Investors Service, Inc., or the equivalent by any other NRSRO, or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.
The Fund may also invest in inverse floaters, interest-only and principal-only securities and senior bank loans and assignments. To gain exposure to senior bank loans and assignments, the Fund may invest in other investment companies (including ETFs, open-end funds and closed-end funds) advised or subadvised by DoubleLine.
The Fund expects to have exposure to foreign currencies, either directly through its investments in bonds denominated in local currencies or through its investments in other investment companies advised or subadvised by DoubleLine. Such investment companies may gain exposure either through the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts.
The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser generally intends to rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.
The subadviser seeks to control risk by generally taking into account the following considerations:
•	Security selection within a given asset class
•	Relative performance of the various market sectors and asset classes
•	The shape of the yield curve
•	Fluctuations in the overall level of interest rates
PORTFOLIO MANAGERS
Jeffrey E. Gundlach
Founder and Chief Executive Officer, and Portfolio Manager
Philip A. Barach
President and Portfolio Manager
Luz M. Padilla
Portfolio Manager
Robert Cohen
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers DoubleLine Core Plus Bond Fund (CONTINUED)
The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.
Portfolio securities may be sold at any time. Sales may occur, for example, when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.
The subadviser’s investment process may result in high portfolio turnover.
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in convertible securities, collateralized mortgage obligations derivatives, and REITs.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to maximize total return from a diversified mix of bonds
•	Seeking an opportunity for additional investment income
•	Willing to accept moderate risk and potential for short term volatility
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.61% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and

74	AMG Funds

Additional Information About the Funds

AMG Managers DoubleLine Core Plus Bond Fund (CONTINUED)
expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

AMG Funds	75

Additional Information About the Funds

AMG Managers Fairpointe ESG Equity Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
In selecting stocks, the subadviser prefers investment in companies it deems to have strong ESG records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate and rank a company’s record with respect to each ESG component, and then establishes an overall ranking of the company’s ESG record. In establishing an overall ESG ranking for a company, the subadviser places a greater emphasis on the governance component of ESG, as it believes that good governance can also lead to more responsible behavior in the social and environmental components of ESG. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations. The number of issuers in which the Fund invests varies based on the subadviser’s investment outlook for the Fund and so, from time to time, the Fund’s holdings may be focused on a smaller number of issuers than at other times.
The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG ranking assigned by the subadviser declines below that which it was at the time of purchase, even if the other investment fundamentals of the company are positive.
In addition to value criteria, the subadviser looks for companies with the following characteristics:
•	Industry leaders with a focused business plan and the ability to grow their market share
•	Proven, effective management
The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through American Depositary Receipts). To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.
Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other
PORTFOLIO MANAGERS
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer,
Chief Investment Officer and Portfolio Manager
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer
and Portfolio Manager
Frances E. Tuite
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

76	AMG Funds

Additional Information About the Funds

AMG Managers Fairpointe ESG Equity Fund (CONTINUED)
development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to high quality U.S. companies
•	Seeking long-term total return through capital appreciation
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	77

Additional Information About the Funds

AMG Managers Fairpointe Mid Cap Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The subadviser selects stocks based on bottom-up fundamental analysis.
Important investment criteria include:
•	Focused business franchise with ability to grow market share
•	Attractive valuation
•	Low relative leverage
•	Experienced management
The subadviser takes a long-term approach with a focus on maximizing after-tax returns.
The Fund may invest in mid- and small-cap stocks, convertible preferred stocks, and foreign securities (directly and through depositary receipts). The Fund may purchase put options on securities held in the Fund’s portfolio.
In an effort to manage risk, the subadviser employs a valuation discipline that limits position sizes and sector exposure, and the subadviser adheres to a structured sell discipline.
Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in convertible securities, corporate debt securities, depositary receipts of foreign securities, derivatives, fixed income securities, foreign securities, preferred stocks, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to further diversify a portfolio with exposure to high-quality mid-cap companies
•	Seeking long-term capital appreciation
•	Willing to accept short-term volatility of returns
PORTFOLIO MANAGERS
Thyra E. Zerhusen
Co-Founder, Chief Executive Officer,
Chief Investment Officer, and Portfolio Manager
Marie L. Lorden
Co-Founder and Portfolio Manager
Mary L. Pierson
Co-Founder, Co-Chief Executive Officer
and Portfolio Manager
Brian M. Washkowiak
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

78	AMG Funds

Additional Information About the Funds

AMG Managers Fairpointe Mid Cap Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0065% through October 1, 2018.

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Additional Information About the Funds

AMG Managers Guardian Capital Global Dividend Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States, which may result in the Fund holding a substantial amount of assets in a single country or geographic region.
The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index.
The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases.
The Fund may invest in depositary receipts of foreign securities, derivatives, ETFs, ETNs, foreign securities, REITs, royalty income trusts and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to further diversify a portfolio with exposure to non-U.S. equities
•	Willing to accept short-term volatility of returns
PORTFOLIO MANAGERS
Srikanth Iyer
Managing Director
Head of Systematic Strategies and Portfolio Manager
Fiona Wilson
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Guardian Capital Global Dividend Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.05% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

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Additional Information About the Funds

AMG Managers Lake Partners LASSO Alternatives Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund is structured as a fund-of-funds. Under normal circumstances, the Fund pursues its investment objective by investing primarily in a managed portfolio of other open-end investment companies registered under the 1940 Act that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in other investment companies, including closed-end funds and ETFs, as well as ETNs, which provide exposure to hedging or alternative investment strategies.
The Fund’s strategy is implemented by the subadviser using its proprietary LASSO® Long and Short Strategic Opportunities® strategy. The subadviser allocates the Fund’s assets across a diversified mix of alternative investment strategies, accessing these primarily through Alternative Mutual Funds, with the goal of producing long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.
Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies include: long/short equity; long/short credit and fixed income; market neutral and arbitrage strategies; global macro strategies; commodities or commodity-linked investments; currencies; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain, through its fund-of-funds structure, net equity exposure ranging from 20% to 50% of assets.
The subadviser employs a top down and bottom up approach to underlying fund selection. Top down analysis includes an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative analysis. In selecting underlying funds, the subadviser considers certain criteria, including consistency of performance, on both an absolute and relative basis; changes in volatility and correlations over time; the investment style of an underlying fund including investment process and portfolio characteristics; and the character of underlying fund management and personnel as well as transparency with investors and sound organizational structure. To seek to manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments, and applies judgment to a structured sell discipline.
The Fund may invest in U.S. government securities, including U.S. government agency securities.
Under normal circumstances, the Fund will invest at least 80% of its assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
Frederick C. Lake
Co-Chairman, Treasurer and Portfolio Manager
Ronald A. Lake
Co-Chairman, President and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Lake Partners LASSO Alternatives Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to complement and further diversify a portfolio’s long only exposure by potentially reducing market volatility
•	Interested in reducing correlation to conventional stock and bond markets
•	Seeking long-term total return from a diversified, liquid, fund-of-funds with a hedging component
•	Comfortable with limited upside potential
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class I shares of the Fund. Class N shares would have similar annual returns as Class I shares because each class is invested in the same portfolio of securities. However, because Class N shares are subject to different expenses than Class I shares, Class N share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.09% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

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Additional Information About the Funds

AMG Managers LMCG Small Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The subadviser seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth may be durable and sustainable, as well as to conduct due diligence on the key drivers identified by the subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.
To seek to manage risk, the subadviser limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.
The subadviser’s investment process may result in high portfolio turnover.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in IPOs, REITs, ETFs, ETNs, foreign securities through depositary receipts, and mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in exchange-traded funds ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Looking to gain exposure to small-cap stocks
•	Seeking long-term capital appreciation
•	Willing to accept short-term volatility of returns
Portfolio Manager
Andrew Morey, CFA
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

84	AMG Funds

Additional Information About the Funds

AMG Managers LMCG Small Cap Growth Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.03% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Balanced Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the subadviser’s assessment of the return potential of each asset class. For equity investments, the subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
The Fund may invest in foreign securities (directly and through depositary receipts).
When selecting equity securities, the subadviser limits sector and individual security exposure and adheres to a structured sell discipline in order to seek to manage risk.
When selecting fixed income securities, the subadviser strives to maximize total return and reduce risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.
The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments may include:
•	U.S. government securities
•	Corporate bonds
•	Mortgage/asset-backed securities
•	Money market securities and repurchase agreements
As part of the Fund’s investment strategy, the Fund may invest in collateralized mortgage obligations, convertible securities, derivatives, preferred stocks, and Rule 144A securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
PORTFOLIO MANAGERS
Ronald E. Canakaris, CFA, CIC
Chairman, Co-Chief Investment Officer and Portfolio Manager
Helen M. Donahue, CFA
Vice President and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Balanced Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term total return from a fund that holds both equity and fixed income securities
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds. The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the subadviser believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The subadviser emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
•	Have a strong history of earnings growth
•	Be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth
•	Have strong balance sheets
•	Have a sustainable competitive advantage
•	Be currently, or have the potential to become, industry leaders
To manage risk, the subadviser limits sector and individual security exposure, and adheres to a structured sell discipline.
The Fund may invest in corporate debt securities, derivatives, fixed income securities, foreign securities (directly and through depositary receipts), Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to growth-oriented high quality U.S. large cap companies by investing primarily in common stocks and convertible securities
•	Willing to accept short term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class R, Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class R, Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund
PORTFOLIO MANAGERS
Ronald E. Canakaris, CFA, CIC
Chairman, Co-Chief Investment Officer and Portfolio Manager
Andrew W. Jung, CFA
Senior Vice President, Co-Chief Investment Officer and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Growth Fund (CONTINUED)
Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities. However, because Class I and Class R shares are subject to different expenses than Class N shares, Class I and Class R share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks, convertible preferred stocks, and convertible bonds.
The subadviser uses a bottom-up approach to stock selection and seeks high quality, well-established mid-cap companies that:
•	Offer a compelling combination of earnings growth and attractive value
•	Sell at a discount to intrinsic value
•	Exhibit above-median near-term relative earnings strength
•	Are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics
To manage risk, the subadviser adheres to a structured sell discipline.
Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in derivatives, foreign securities (directly and through depositary receipts) preferred stocks, REITs, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to mid-sized, high quality U.S. companies
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N
Portfolio Manager
M. Scott Thompson, CFA
Senior Vice President, Director of Research and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

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Additional Information About the Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund (CONTINUED)
and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	91

Additional Information About the Funds

AMG Managers Pictet International Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in equity securities, principally common stocks, of non-U.S. companies. The Fund emphasizes companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index. Companies generally may be considered to have principal activities in a country if they are organized or headquartered in such country or their stock principally trades in markets located in such country. The Fund may invest to a more limited extent in other developed countries such as the United States or Canada. The Fund may also invest in securities of companies that are listed, or whose principal business activities are located in emerging market countries. The Fund may invest in companies of all sizes, including small- and mid-cap companies, and may invest in IPOs.
The subadviser seeks to build a portfolio of companies that trade below their underlying (“intrinsic”) value at the time of purchase. To identify such stocks, the subadviser’s investment process utilizes bottom-up fundamental analysis that focuses on future growth in cash generation and cash returns on the capital employed in the business. Because the portfolio is focused on both growth and valuation, the portfolio has Growth at a Reasonable Price (“GARP”) characteristics. The subadviser calculates an intrinsic value for candidate companies using complimentary long-term forecasting techniques, and to establish an investment thesis with clearly identified investment drivers. The subadviser builds and maintains a portfolio that seeks to combine high conviction ideas, while diversifying their underlying investment drivers. The Fund’s regional and country allocations, industry sector allocations and market capitalization ranges are a result of the bottom-up selection process, and may result in the Fund holding a substantial amount of assets in a single country or geographic region. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases.
The subadviser adheres to a structured sell discipline by monitoring performance, target price levels, risk and the overall investment case of the stocks in the portfolio.
As of the date of this Prospectus, countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
The Fund may invest in depositary receipts of foreign securities, derivatives, ETFs, ETNs, preferred stocks, REITs, and Rule 144A securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional
PORTFOLIO MANAGERS
Fabio Paolini, CFA
Heat of EAFE Equities and Lead Portfolio Manager
Swee-Kheng Lee
Senior Investment Manager
and Portfolio Manager
Benjamin Beneche, CFA
Senior Investment Manager
and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

92	AMG Funds

Additional Information About the Funds

AMG Managers Pictet International Fund (CONTINUED)
expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation
•	Looking to further diversify with exposure to non-U.S. equities
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.98% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

AMG Funds	93

Additional Information About the Funds

AMG Managers Silvercrest Small Cap Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The subadviser invests in companies that it believes to be undervalued at the time of purchase. These companies typically possess, in the opinion of the subadviser, one or more of the following attributes:
•	Business that results in relatively consistent longer-term earnings and cash flow growth
•	Franchise/asset value that may make the company attractive to potential acquirers
•	Cyclically depressed earnings and/or cash flow that has potential for improvement
•	A catalyst that will promote recognition of the company’s undervalued status
The Fund may also invest in foreign securities, securities of companies outside the small-cap range, preferred stock, convertible preferred stocks, convertible bonds, REITs, and Rule 144A securities. The subadviser employs a strategy of diversification, and adheres to a structured sell discipline.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation
•	Looking to gain exposure to U.S. small cap stocks
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Portfolio Manager
Roger W. Vogel, CFA
Managing Director and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

94	AMG Funds

Additional Information About the Funds

AMG Managers Silvercrest Small Cap Fund (CONTINUED)
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.08% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	95

Additional Information About the Funds

AMG Managers Value Partners Asia Dividend Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to invest primarily in a portfolio of equity securities of companies that distribute dividends. Although the Fund seeks exposure to a number of countries within the Asian region, it may have significant exposure to one or a limited number of countries, particularly the PRC. There are no fixed geographic or sector weightings in the allocation of assets and the subadviser does not intend to follow benchmark indices in determining geographic or sector weightings for the Fund. The Fund may invest in companies of any market capitalization, including small-cap and midcap companies.
The subadviser intends to use value investing strategies and a bottom-up research approach to select high income investments consistent with the Fund’s investment objective. The subadviser will aim to follow a buy-and-hold strategy. The subadviser may also, from time to time, place a substantial portion of the portfolio in cash equivalents or short-term investments for temporary defensive purposes.
The Fund may have direct exposure to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect. The Fund may also seek indirect exposure to China A Shares in the PRC, which are typically not available for direct investment by non-PRC investors, through China A Shares Access Products, such as participatory notes, and/or through collective investment vehicles directly investing in China A Shares through qualified foreign institutional investors or Renminbi qualified foreign institutional investors. Additionally, the Fund intends to invest directly in China B Shares, which are domestic shares in PRC incorporated companies listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange and eligible for direct investment by non-PRC investors.
The Fund may invest in corporate debt and other fixed-income securities, and intends to focus this portion of its portfolio on relatively higher yielding corporate debt and other fixed income securities. While fixed-income securities are typically not expected to exceed 20% of the Fund’s assets, the Fund may invest up to 30% of its assets in fixed-income securities. Additionally, the Fund may invest in below investment grade securities (commonly known as “junk bonds”), commodities, futures contracts, options, depository receipts, warrants, convertible bonds, contingent convertible securities, units in any unit trust, REITs, preferred stocks or other investment companies. For the purposes of hedging market and currency risks, the Fund may take short positions in individual securities and index futures or invest in index swaps, currency swaps and currency forwards.
As part of the Fund’s investment strategy, the Fund may invest in below investment grade (high yield) securities, commercial paper, commodities, contingent convertible securities, convertible securities, corporate debt securities, derivatives, equity securities, fixed income securities, foreign securities (including emerging market and frontier market securities) and depositary receipts of foreign securities, other investment companies, participatory notes, PRC investments, preferred stocks, REITs, short sales, small-cap and mid-cap companies, and unit trusts.
Under normal circumstances, the Fund invests at least 80% of its assets directly or indirectly in companies that are domiciled in the Asian region, or are domiciled outside of the Asian region but, as determined by the subadviser, either derive a majority of their income from or have a majority of their operations located in the Asian region. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes
PORTFOLIO MANAGERS
Norman Ho
Senior Investment Director and Portfolio Manager
Philip Li
Senior Fund Manager and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

96	AMG Funds

Additional Information About the Funds

AMG Managers Value Partners Asia Dividend Fund (CONTINUED)
of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation and current income
•	Looking to gain exposure to non-U.S. companies of all sizes primarily located in Asia
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.15% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	97

Additional Information About the Funds

AMG River Road Dividend All Cap Value Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the subadviser believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, PTPs, and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), other investment companies, including open-end funds, closed-end funds and ETFs, convertible preferred stocks, and royalty income trusts.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk.
The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	High, growing dividend
•	Financial strength
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies
To seek to manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.
The Fund may also invest in derivatives, fixed income securities, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
Henry W. Sanders, III, CFA
Executive Vice President and Lead Portfolio Manager
Thomas S. Forsha, CFA
Co-Chief Investment Officer and Portfolio Manager
James C. Shircliff, CFA
Chief Investment Officer and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

98	AMG Funds

Additional Information About the Funds

AMG River Road Dividend All Cap Value Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking high current income and long-term capital appreciation
•	Looking to gain exposure to high-quality U.S. companies of all sizes
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0053% through October 1, 2018.

AMG Funds	99

Additional Information About the Funds

AMG River Road Dividend All Cap Value Fund II
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. The subadviser seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index. The Fund invests primarily in dividend-paying common stocks, PTPs, and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), other investment companies, including open-end funds, closed-end funds and ETFs, convertible preferred stocks, and royalty income trusts.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk.
The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	High, growing dividend
•	Financial strength
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Undiscovered, underfollowed, misunderstood companies
To seek to manage risk, the subadviser employs a structured sell discipline and a strategy of balanced diversification.
The Fund may also invest in derivatives, fixed income securities, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking high current income and long-term capital appreciation
PORTFOLIO MANAGERS
Henry W. Sanders, III, CFA
Executive Vice President and Lead Portfolio Manager
Thomas S. Forsha, CFA
Co-Chief Investment Officer and Portfolio Manager
James C. Shircliff, CFA
Chief Investment Officer and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

100	AMG Funds

Additional Information About the Funds

AMG River Road Dividend All Cap Value Fund II (CONTINUED)
•	Looking to gain exposure to high-quality U.S. companies with a market cap of at least $1 billion
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.99% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s total annual operating expenses (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	101

Additional Information About the Funds

AMG River Road Focused Absolute Value Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies and may invest in securities of all market capitalizations. In pursuing its investment strategy, the Fund will primarily invest in common stocks, REITs and PTPs, including, but not limited to, MLPs. The Fund may invest in non-U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges. The Fund may also invest in other investment companies, including open-end funds, closed-end funds and ETFs.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk.
The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies
In managing the Fund, the subadviser employs an all-cap strategy that focuses on a limited number of securities representing the subadviser’s “best ideas” across all of its core strategies. These “best ideas” are the result of the subadviser’s risk/reward assessment, which is based on the subadviser’s conviction about a company and opinion about the company’s discount to valuation.
To seek to manage risk, the subadviser employs a structured sell discipline.
The subadviser’s investment strategy is highly opportunistic and may result in high portfolio turnover.
The Fund is classified as non-diversified. Under normal conditions, the subadviser expects that the Fund will invest in the securities of a limited number of issuers.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in exchange-traded funds ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
PORTFOLIO MANAGERS
R. Andrew Beck
Chief Executive Officer,
President and Portfolio Manager
Thomas S. Forsha, CFA
Co-Chief Investment Officer and Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

102	AMG Funds

Additional Information About the Funds

AMG River Road Focused Absolute Value Fund (CONTINUED)
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation
•	Looking to gain exposure to high-quality U.S. companies with a market cap of at least $250 million.
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes.
Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

AMG Funds	103

Additional Information About the Funds

AMG River Road Long-Short Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective primarily by taking long and short positions in equity securities. The Fund’s subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the subadviser’s fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s long and short equity investments consist primarily of domestic common stock and REITs but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, PTPs and convertible bonds. The Fund may use instruments such as ETFs, options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the subadviser believes will rise in value.
For long positions, the subadviser seeks to identify companies it believes have certain characteristics including:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, under-followed, misunderstood
The Fund takes short positions in securities that the subadviser believes will go down in value. For short positions, the subadviser seeks to identify companies it believes have certain characteristics including:
•	Challenged business model
•	Low price and earnings momentum
•	Financial weakness
•	Poor shareholder-orientation
•	Security price that is at a premium to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
When the Fund takes a short position, it sells a security that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of
PORTFOLIO MANAGERS
Matthew W. Moran, CFA
Lead Portfolio Manager
Daniel Johnson, CFA, CPA
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

104	AMG Funds

Additional Information About the Funds

AMG River Road Long-Short Fund (CONTINUED)
closing out the short sale. The price at such time may be more or less than at the time the security was sold short. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost to the Fund of taking the short position. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed.
The Fund’s net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To seek to manage risk the subadviser may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.
The subadviser’s investment process generally results in high portfolio turnover.
The Fund may also invest in depositary receipts of foreign securities, ETNs, and royalty income trusts.
The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking absolute returns while minimizing volatility over a full market cycle
•	Looking for reduced correlation to traditional long only style investments
•	Interested in owning high quality U.S. stocks the Fund's sub-adviser expects to increase in value and shorting stocks the Fund's sub-adviser expects to decrease in value
•	Willing to accept short term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the

AMG Funds	105

Additional Information About the Funds

AMG River Road Long-Short Fund (CONTINUED)
Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

106	AMG Funds

Additional Information About the Funds

AMG River Road Small-Mid Cap Value Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
The Fund considers companies with market capitalizations below $10 billion at the time of acquisition to be small- and mid-cap. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $10 billion at the time of acquisition, REITs, convertible preferred stocks, and foreign securities (directly and through depositary receipts).
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk.
The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies
To seek to manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.
The Fund may also invest in convertible securities, derivatives, preferred stocks, royalty income trusts, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that the subadviser believes are undervalued. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation
•	Looking to gain exposure to U.S. small and mid cap, value-oriented, stocks
•	Willing to accept short-term volatility of returns
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N
PORTFOLIO MANAGERS
James C. Shircliff, CFA
Chief Investment Officer and Portfolio Manager
R. Andrew Beck
Chief Executive Officer, President and Portfolio Manager
J. Justin Akin
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	107

Additional Information About the Funds

AMG River Road Small-Mid Cap Value Fund (CONTINUED)
and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time such amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover from the Fund such fees waived and expenses paid, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

108	AMG Funds

Additional Information About the Funds

AMG River Road Small Cap Value Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadviser in managing the Fund, and also additional information about the Fund's expenses and performance.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in midcap stocks, which the Fund considers to be companies with market capitalizations between $3 billion and $10 million at the time of acquisition. In addition, the Fund may invest in REITs, convertible preferred stocks, convertible bonds, investment companies (such as ETFs, open-end funds and closed-end funds) and foreign securities (directly and through depositary receipts).
The subadviser’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while reducing downside portfolio risk.
The subadviser uses systematic and dynamic proprietary research to analyze companies based on the following critical investment criteria:
•	Security price that is at a discount to assessed valuation as determined by the subadviser’s unique and proprietary Absolute Value® approach
•	Attractive business model
•	Shareholder-oriented management
•	Financial strength
•	Undiscovered, underfollowed or misunderstood companies
To seek to manage risk, the subadviser employs a strategy of balanced diversification, and adheres to a structured sell discipline.
The Fund may also invest in derivatives, preferred stocks, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the subadviser believes are undervalued. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
The Fund may be appropriate for your overall investment allocation if you are:
•	Seeking long-term capital appreciation
•	Looking to gain exposure to U.S. small cap, value-oriented, stocks
•	Willing to accept short-term volatility of returns
PORTFOLIO MANAGERS
James C. Shircliff, CFA
Chief Investment Officer and Portfolio Manager
R. Andrew Beck
Chief Executive Officer, President and Portfolio Manager
J. Justin Akin
Portfolio Manager
See “Fund Management” below for more information on the portfolio managers.

AMG Funds	109

Additional Information About the Funds

AMG River Road Small Cap Value Fund (CONTINUED)
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are each authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations, if any, in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
The Investment Manager has contractually agreed to waive the administration fee in an amount equal to an annual rate of 0.0022% through October 1, 2018.

110	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The risks are described in alphabetical order and not in the order of importance or potential exposure. A Fund may not be subject to all of the risks below, and not all Funds invest in the types of instruments mentioned. Please see each Fund’s summary section for a description of that Fund’s principal risks and the types of instruments in which that Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds.

	AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Fairpointe ESG Equity Fund	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Guardian Capital Global Dividend Fund
Affiliated Fund Risk		X
Aggressive Investment Technique Risk
Asset-Backed and Mortgage-Backed Securities Risk		X
Call Risk		X
CFTC Regulation Risk
Commodity Risk
Contingent Convertible Securities Risk
Convertible Securities Risk			X	X
Credit and Counterparty Risk		X
Currency Risk		X	X	X	X
Defaulted and Distressed Securities Risk		X
Derivatives Risk		X		X
Emerging Markets Risk		X			X
ESG Investing Risk			X
Exchange-Traded Fund Risk
Exchange-Traded Note Risk
Fixed Income Risk
Focused Investment Risk			X		X
Foreign Investment Risk		X	X	X	X
Frontier Markets Risk
Fund-of-Funds Structure Risk
GARP Style Risk
Growth Stock Risk	X		X	X
Hedging Risk					X
High Cash Balance Risk
High Portfolio Turnover Risk		X
High Yield Risk		X
Interest Rate Risk		X
Inverse Floating Rate Securities Risk		X
Investment Company Risk		X
IPO Risk
Large-Capitalization Stock Risk					X
Leveraged ETF Risk
Liquidity Risk	X	X	X	X	X
Management Risk	X	X	X	X	X

AMG Funds	111

Additional Information About the Funds

Summary of the Funds’ Principal Risks
	AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Fairpointe ESG Equity Fund	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Guardian Capital Global Dividend Fund
Market Risk	X		X	X	X
Master Limited Partnerships
Municipal Market Risk		X
Non-Diversified Fund Risk
Participatory Note Risk
Policy Risk		X
PRC Investment Risk
PRC Tax Risk
PRC A Shares Liquidity Risk
Prepayment Risk
PTP Risk
Real Estate Industry Risk					X
Royalty Income Trust Risk					X
Rule 144A Securities Risk		X
Sector Risk	X		X	X
Senior Loans Risk		X
Short Sales Risk
Small- and Mid-Capitalization Stock Risk	X		X	X	X
Unit Trust Risk
U.S. Government Securities Risk		X
Value Stock Risk			X	X

	AMG Managers Lake Partners LASSO Alternatives Fund	AMG Managers LMCG Small Cap Growth Fund	AMG Managers Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund
Affiliated Fund Risk
Aggressive Investment Technique Risk	X
Asset-Backed and Mortgage-Backed Securities Risk			X
Call Risk
CFTC Regulation Risk	X
Commodity Risk	X
Contingent Convertible Securities Risk
Convertible Securities Risk	X			X	X
Credit and Counterparty Risk	X		X
Currency Risk	X		X	X	X
Defaulted and Distressed Securities Risk	X
Derivatives Risk	X
Emerging Markets Risk
ESG Investing Risk
Exchange-Traded Fund Risk	X	X
Exchange-Traded Note Risk	X	X
Fixed Income Risk	X
Focused Investment Risk

112	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
	AMG Managers Lake Partners LASSO Alternatives Fund	AMG Managers LMCG Small Cap Growth Fund	AMG Managers Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund
Foreign Investment Risk	X	X	X	X	X
Frontier Markets Risk
Fund-of-Funds Structure Risk	X
GARP Style Risk
Growth Stock Risk		X	X	X	X
Hedging Risk	X
High Cash Balance Risk
High Portfolio Turnover Risk		X
High Yield Risk
Interest Rate Risk			X
Inverse Floating Rate Securities Risk
Investment Company Risk	X
IPO Risk		X
Large-Capitalization Stock Risk			X	X
Leveraged ETF Risk	X
Liquidity Risk	X	X	X	X	X
Management Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Master Limited Partnerships
Municipal Market Risk
Non-Diversified Fund Risk	X
Participatory Note Risk
Policy Risk			X
PRC Investment Risk
PRC Tax Risk
PRC A Shares Liquidity Risk
Prepayment Risk			X
PTP Risk
Real Estate Industry Risk		X
Royalty Income Trust Risk
Rule 144A Securities Risk
Sector Risk		X		X	X
Senior Loans Risk
Short Sales Risk	X
Small- and Mid-Capitalization Stock Risk		X			X
Unit Trust Risk
U.S. Government Securities Risk			X
Value Stock Risk

	AMG Managers Pictet International Fund	AMG Managers Silvercrest Small Cap Fund	AMG Managers Value Partners Asia Dividend Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Affiliated Fund Risk
Aggressive Investment Technique Risk

AMG Funds	113

Additional Information About the Funds

Summary of the Funds’ Principal Risks
	AMG Managers Pictet International Fund	AMG Managers Silvercrest Small Cap Fund	AMG Managers Value Partners Asia Dividend Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Asset-Backed and Mortgage-Backed Securities Risk
Call Risk			X
CFTC Regulation Risk
Commodity Risk			X
Contingent Convertible Securities Risk			X
Convertible Securities Risk		X	X	X	X
Credit and Counterparty Risk			X
Currency Risk	X		X	X	X
Defaulted and Distressed Securities Risk
Derivatives Risk			X
Emerging Markets Risk	X		X
ESG Investing Risk
Exchange-Traded Fund Risk
Exchange-Traded Note Risk
Fixed Income Risk
Focused Investment Risk	X		X
Foreign Investment Risk	X		X	X	X
Frontier Markets Risk			X
Fund-of-Funds Structure Risk
GARP Style Risk	X
Growth Stock Risk	X
Hedging Risk	X		X
High Cash Balance Risk
High Portfolio Turnover Risk
High Yield Risk
Interest Rate Risk			X
Inverse Floating Rate Securities Risk
Investment Company Risk			X	X	X
IPO Risk	X
Large-Capitalization Stock Risk
Leveraged ETF Risk
Liquidity Risk	X	X	X	X	X
Management Risk	X	X	X	X	X
Market Risk	X	X	X	X	X
Master Limited Partnerships				X	X
Municipal Market Risk
Non-Diversified Fund Risk
Participatory Note Risk			X
Policy Risk
PRC Investment Risk			X
PRC Tax Risk			X
PRC A Shares Liquidity Risk			X
Prepayment Risk
PTP Risk				X	X

114	AMG Funds

Additional Information About the Funds

Summary of the Funds’ Principal Risks
	AMG Managers Pictet International Fund	AMG Managers Silvercrest Small Cap Fund	AMG Managers Value Partners Asia Dividend Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Real Estate Industry Risk		X	X	X	X
Royalty Income Trust Risk				X	X
Rule 144A Securities Risk
Sector Risk		X		X	X
Senior Loans Risk
Short Sales Risk			X
Small- and Mid-Capitalization Stock Risk	X	X	X	X	X
Unit Trust Risk			X
U.S. Government Securities Risk
Value Stock Risk	X	X	X	X	X

	AMG River Road Focused Absolute Value Fund	AMG River Road Long-Short Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund
Affiliated Fund Risk
Aggressive Investment Technique Risk
Asset-Backed and Mortgage-Backed Securities Risk
Call Risk
CFTC Regulation Risk
Commodity Risk
Contingent Convertible Securities Risk
Convertible Securities Risk		X	X	X
Credit and Counterparty Risk
Currency Risk	X	X	X	X
Defaulted and Distressed Securities Risk
Derivatives Risk		X
Emerging Markets Risk
ESG Investing Risk
Exchange-Traded Fund Risk		X
Exchange-Traded Note Risk
Fixed Income Risk
Focused Investment Risk	X
Foreign Investment Risk	X	X	X	X
Frontier Markets Risk
Fund-of-Funds Structure Risk
GARP Style Risk
Growth Stock Risk
Hedging Risk
High Cash Balance Risk		X
High Portfolio Turnover Risk	X	X
High Yield Risk
Interest Rate Risk
Inverse Floating Rate Securities Risk
Investment Company Risk	X			X
IPO Risk

AMG Funds	115

Additional Information About the Funds

Summary of the Funds’ Principal Risks (CONTINUED)
	AMG River Road Focused Absolute Value Fund	AMG River Road Long-Short Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund
Large-Capitalization Stock Risk
Leveraged ETF Risk
Liquidity Risk	X	X	X	X
Management Risk	X	X	X	X
Market Risk	X	X	X	X
Master Limited Partnerships	X	X
Municipal Market Risk
Non-Diversified Fund Risk	X	X
Participatory Note Risk
Policy Risk
PRC Investment Risk
PRC Tax Risk
PRC A Shares Liquidity Risk
Prepayment Risk
PTP Risk	X	X
Real Estate Industry Risk	X	X	X	X
Royalty Income Trust Risk
Rule 144A Securities Risk
Sector Risk	X	X	X	X
Senior Loans Risk
Short Sales Risk		X
Small- and Mid-Capitalization Stock Risk	X	X	X	X
Unit Trust Risk
U.S. Government Securities Risk
Value Stock Risk	X	X	X	X
Affiliated fund RISK
A Subadviser is subject to a potential conflict of interest in determining whether to invest a Fund’s assets in an underlying fund managed by the Subadviser, and the Subadviser may have an economic or other incentive to make or retain an investment in an affiliated fund in lieu of other investments that may also be appropriate for a Fund.
Aggressive investment technique RISK
Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; short sales; swap agreements and similar instruments, exposes a Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.
Asset-Backed and Mortgage-Backed Securities Risk
Asset-backed and mortgage-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables, or in the case of mortgage-backed securities, a pool of mortgages. A Fund’s investments in asset-backed or mortgage-backed securities are subject to the risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default to a greater extent than many other types of fixed income investments. Some of these securities may have additional risk because they may receive little or no collateral protection from the underlying assets.
call RISK
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. The increased likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

116	AMG Funds

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Summary of the Funds’ Principal Risks (CONTINUED)
cftc regulation RISK
Each Fund is operated by a person, the Investment Manager, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC (with respect to each Fund). To remain eligible for the exclusion, each Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. Each Fund's ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager's intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund's total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund's expenses may increase, adversely affecting the Fund's total return.
commodity RISK
Investments in commodity futures and options and commodity-linked derivative instruments may subject a Fund to significantly greater volatility than investments in traditional securities such as stocks and bonds. The commodities markets may be affected by, among other things, changes in overall market movements, domestic and foreign political and economic events, changes in interest and inflation rates, wars and acts of terrorism or factors affecting a particular industry or commodity, such as droughts, floods, weather, livestock disease, embargoes and tariffs. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing and consuming regions.
Investing in underlying funds that invest long or short in commodities markets and commodity-linked instruments, such as ETNs, may subject AMG Managers Lake Partners LASSO Alternatives Fund to greater volatility than investments in traditional securities. Commodities include energy, precious and industrial metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities directly or may invest in commodity-linked instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.
AMG Managers Lake Partners LASSO Alternative Fund’s and AMG Managers Value Partners Asia Dividend Fund’s investments in commodities or commodity-related investments can be limited by such Fund’s intention to qualify as a regulated investment company, and can limit the Fund’s ability to so qualify. The tax treatment of certain investments and of the income and gain therefrom under the qualifying income test applicable to regulated investment companies is uncertain, and an adverse determination or future guidance by the Internal Revenue Service may affect the Fund’s ability to qualify for treatment as a regulated investment company, including on a retroactive basis. If the Fund were to fail to qualify as a regulated investment company, or if it were ineligible to or otherwise could not cure such failure, the Fund would be ineligible (including retroactively) for the favorable tax treatment afforded to regulated investment companies for one or more years, which would adversely affect the value of the Fund.
contingent convertible securities RISK
Contingent convertible securities (“CoCos”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
convertible securities RISK
Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.
Credit and Counterparty Risk
An issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. To the extent a Fund has significant exposure to a counterparty under a derivatives contract, this risk may be particularly pronounced for the Fund. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by

AMG Funds	117

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Summary of the Funds’ Principal Risks (CONTINUED)
S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Currency RISK
The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the value of the foreign currency drops relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Adverse currency fluctuations are an added risk to foreign investments. To the extent a Fund invests directly in non-U.S. currencies, or in securities that trade in, or receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s exposure to non-U.S. currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.
DEfaulted and distressed Securities RISK
Defaulted securities are securities on which a principal or interest payment is not made when due and involves the risk of the uncertainty of repayment. Because the issuer of defaulted securities is in default and is likely to be in distressed financial condition, the repayment of defaulted securities and obligations of other distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Distressed securities might be repaid only after lengthy workout, bankruptcy or similar proceedings, during which the issuer might not make any interest or other payments. Since there is typically substantial uncertainty concerning the outcome of such proceedings, there is a high degree of risk of loss, including loss of the entire investment. Insolvency laws and practices in emerging market countries are different than those in the U.S. and the effect of these laws and practices cannot be predicted with certainty. Investments in defaulted securities and obligations of distressed issuers are considered speculative.
DERIVATIVES RISK
Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates, or indices, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. Derivative transactions typically involve leverage and may be highly volatile. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates or indices underlying them. Some derivatives are also subject to credit and counterparty risk in that a counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, in December 2015, the Securities and Exchange Commission proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.
EMERGING MARKETS RISK
Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries may be more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.
ESG Investing RISK
Applying the AMG Managers Fairpointe ESG Equity Fund’s ESG investment criteria, which may result in the selection or exclusion of securities of certain issuers for reasons other than performance, carries the risk that the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. In evaluating a company, the Subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Subadviser to incorrectly assess a company’s ESG practices. Socially responsible norms differ by region, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with

118	AMG Funds

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Summary of the Funds’ Principal Risks (CONTINUED)
maximizing short-term performance of the issuer. In addition, as a result of the Subadviser’s engagement activities, the Fund may purchase securities of issuers that do not currently engage in ESG practices to the Subadviser’s satisfaction, in an effort to improve such issuer’s ESG practices. Successful application of the Fund’s ESG investment strategy and the Subadviser’s engagement efforts will depend on the Subadviser’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
Exchange-Traded Fund Risk
Funds that invest in ETFs may be subject to risk. ETFs are generally investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs will bear a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could lead to higher operating expenses and lower performance than if the Fund were to invest directly in the securities underlying the ETF. In addition, a Fund will be indirectly exposed to all of the risks of securities held by the ETF, including the risks that an ETF’s returns may not match the returns of the underlying index.
Exchange-Traded Note Risk
The Fund invests in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. A fund that invests in ETNs will bear any fees and expenses associated with an investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.
FIxed INcomE RISK
Investing in underlying funds that invest long or short in fixed income securities subjects AMG Managers Lake Partners LASSO Alternatives Fund to additional risks, which include credit risk, interest rate risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
FOCUSED INVESTMENT RISK
To the extent a Fund invests a significant portion of its assets in a relatively small number of securities, or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a more diverse investment portfolio. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on a Fund’s net asset value.
Foreign Investment Risk
Investments in foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. The value of foreign investments may be adversely affected by changes in the political or social conditions, taxation, including confiscatory or withholding taxes, diplomatic relations, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other restrictions and tax regulations in foreign countries, which risks also apply to investments traded on a U.S. securities exchange that are issued by companies with significant exposure to foreign countries. Foreign investments trade with less frequency and volume than U.S. investments and, therefore, may have greater price volatility. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign investments can perform differently from U.S. investments.
Frontier markets RISK
Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Many frontier markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, frontier markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial or other factors.

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Summary of the Funds’ Principal Risks (CONTINUED)
Fund-of-funds structure Risk
Your cost of investing in AMG Managers Lake Partners LASSO Alternatives Fund will be higher than the cost of investing directly in the underlying funds because you will bear your proportionate share of both the Fund’s expenses and the expenses of the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, AMG Managers Lake Partners LASSO Alternatives Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds. A Fund’s investments in underlying funds treated as regulated investment companies, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes could cause the Fund’s distributions to vary in terms of their timing, character, or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. Moreover, if an underlying fund treated as a regulated investment company were to fail to qualify as such in a particular taxable year, a Fund’s return on its investment in such fund and, depending on the size of the Fund’s investment in such fund, the Fund’s ability to qualify as a regulated investment company, could be adversely affected. A Fund investing in an underlying fund treated as a partnership generally will be allocated its share of the income and other tax items of the partnership. If a partnership in which a Fund invests were not treated as a partnership for U.S. federal income tax purposes and were instead taxed as a corporation, a Fund’s return on its investment in such partnership could be adversely affected. See the SAI for further information.
garp style Risk
GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, a Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform.
GROWTH STOCK RISK
The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
Hedging Risk
The decision as to whether and to what extent a Fund will engage in hedging transactions to hedge against such risks as credit and counterparty risk, currency risk, interest rate risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions.  There can be no assurance that a Fund's hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
HIGH cash balance RISK
When a Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.
HIGH portfolio turnover RISK
The Funds may engage in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These costs related to increased portfolio turnover may adversely affect Fund performance, and the sale of securities by the Fund may increase a shareholder’s tax liability.
HIGH YIELD RISK
Funds that invest in below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity and market risk than a fund that invests in higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.
INTEREST RATE RISK
Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be

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Summary of the Funds’ Principal Risks (CONTINUED)
expected to rise by about 5%. During periods of increasing interest rates, a Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
INverse floating rate securities risK
Inverse floating rate securities (“inverse floaters”) are derivative debt instruments that pay interest at rates that generally vary inversely with specified short-term interest rates, meaning the interest payment received on inverse floaters generally will decrease when short-term interest rates increase. An investment in inverse floaters involves risks that are distinct from those presented by an investment in other debt securities. Inverse floaters are derivatives that involve leverage. Accordingly, an inverse floater will typically experience greater price volatility than a fixed-rate obligation of similar credit quality, which could magnify a Fund’s gains or losses. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.
INvestment company RISK
The risks of investing in other investment companies, including ETFs, open-end funds and closed-end funds, typically reflect the risks of the types of securities in which those investment companies invest. The market value returns of closed-end funds and ETFs may lag their returns at net asset value. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
IPO RISK
The prices of securities purchased in IPOs can be very volatile and tend to fluctuate more widely than securities of companies that have been publicly traded for a longer period of time. Securities purchased in IPOs generally do not have a trading history, and information about the issuers of such securities may be available for very limited periods. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund’s asset base increases, IPOs often have a diminished effect on the Fund’s performance.
LARGE-CAPITALIZATION STOCK RISK
Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
LEVERAGEd etf RISK
Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.
LIQUIDITY RISK
Liquidity risk is the risk that a Fund may not be able to dispose of investments or close out derivatives transactions readily at favorable times or prices or may have to sell them at a loss. For example, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as a rising interest rate environment. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector. The values of illiquid investments are often more volatile than the values of more liquid investments.
ManagEment RISK
The Funds are subject to management risk because they are actively managed investment portfolios. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause a Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. Each Fund’s Subadviser will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result. To the extent a Fund’s Subadviser uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadviser to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.

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Summary of the Funds’ Principal Risks (CONTINUED)
MARKET RISK
Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.
Master Limited partnerships
Master limited partnerships are limited partnerships in which ownership interests are publicly traded. Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments. Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a PTP, including a master limited partnership, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such master limited partnership directly. If such distributions do not so qualify, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from the Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would receive if the shareholder invested directly in a master limited partnership.
Municipal market RISK
Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Such defaults may occur, for example, when municipalities that have issued bonds are not able to meet interest or principal payments when such payments come due. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the Fund.
Some municipal obligations carry additional risk. For example, they may be difficult to trade or their interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other financial institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and price that normally prevails in the market.
NON-DIVERSIFIED FUND RISK
Funds that are non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund than a diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence. Notwithstanding a Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. A Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.
Participatory note risk
An investment in participatory notes is subject to market risk, which is the risk that the market value of the underlying securities could decline as a result of business, economic, political or other factors, resulting in a decline in the value of the notes. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
POLICy RISK
In response to the global financial crisis of 2007 to 2009 and continued economic weakness in many parts of the world, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken unprecedented steps to stabilize and support financial markets, reduce the costs of borrowing and

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increase the availability of short-term liquidity. Many of these efforts remain in place. The withdrawal of this support, including an increase in interest rates in the United States or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.
prc investment Risk
The PRC government exercises significant control over the domestic economy of the PRC through its industrial policies (e.g., policies to support certain industries and affect the allocation of productive resources), monetary policy, exchange rate management and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely affect specific companies and entire industries in the PRC. The domestic economy of the PRC, particularly its export-oriented industries, may be harmed by trade or political disputes with the PRC’s major trading partners, including the United States.
In addition, the PRC government has frequently and significantly intervened in domestic securities markets, in particular the markets for China A Shares, and may do so in the future. These interventions may be introduced suddenly and in response to market conditions. Measures have included price supports, bans on short selling and limits and bans on selling securities in general. These measures may not have the desired effect and may have a negative impact on AMG Manager Value Partners Asia Dividend Fund’s PRC investments. As a result of these measures, from time to time, the Fund may not be able to sell securities of PRC companies at the desired time or price, and quoted prices for securities of PRC companies may not reflect actual market prices.
Finally, AMG Managers Value Partners Asia Dividend Fund’s ability to make direct investments in securities of PRC companies is subject to changes in applicable PRC laws and regulations. The PRC legal system is still developing, and its laws and regulations, including those allowing qualified foreign institutional investors to invest in China A Shares, may change with little or no advance notice. Any such change could adversely affect market conditions and the Fund’s PRC investments. The qualified foreign institutional investor rules provide the China Securities Regulatory Commission and the State Administration of Foreign Exchange of China wide discretion to interpret them, leaving a considerable amount of uncertainty.
prc tax Risk
The application of the tax laws and regulations of the People’s Republic of China (“PRC”) to income, including capital gains, derived from certain investments of AMG Managers Value Partners Asia Dividend Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.
prc a shares liquidity Risk
China A Shares are available for direct investment by non-PRC investors under only limited circumstances and subject to certain restrictions, and compared with other international stock markets there is a low level of liquidity in the markets for China A Shares in the PRC. These features of the markets for China A Shares could lead to severe price volatility in AMG Managers Value Partners Asia Dividend Fund’s indirect investments in such securities.
PREPAYMENT RISK
Prepayment risk is the risk that a debtor will exercise its right to pay back a bond or other fixed income security held by a Fund earlier than expected or required. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), in which case a Fund may have to reinvest prepayment proceeds in securities with lower yields, resulting in a decline in the Fund’s income. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
pTp Risk
Investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. A Fund’s ability to make investments in certain PTP’s, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.
Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from the Fund’s investment in a PTP, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such PTP directly. If such distributions do not so qualify, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from the Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would receive if the shareholder invested directly in a PTP.
REAL ESTATE INDUSTRY RISK
The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning,

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land use, and rents, as well as the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws that could negatively affect their value. These factors may reduce the value of the Fund's investments in REITs and the real estate industry. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations, and some REITs may have limited diversification. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code. Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified REIT dividends from the Fund’s investment in a REIT, will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly. If such distributions do not so qualify, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from the Fund compared to the effective rate applicable to any qualified REIT dividends the shareholder would receive if the shareholder invested directly in a REIT.
Royalty income trust Risk
Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust.
Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Rule 144a securities Risk
Rule 144A securities are restricted securities that can be purchased only by qualified institutional buyers, as defined under the Securities Act of 1933, as amended. Investing in Rule 144A securities may reduce the liquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities, and a Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
SECTOR RISK
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Stocks in the health care sector may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations. The consumer staples sector may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.
Senior loans Risk
Senior loans are typically not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. An economic downturn generally leads to a higher delinquency rate, and a senior loan may lose significant value before a default occurs. In addition, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. There can be no assurance that liquidation of such collateral would satisfy in full the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.
SHORT SALES RISK
Selling securities short creates the risk of losing an amount greater than the amount invested. A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. A Fund’s use of short sales, in certain circumstances, can result in significant losses. To the extent a Fund engages in short sales of securities it does not own, it might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio

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securities to raise the capital necessary to meet its short sale obligations at a time when such sales are unfavorable. To the extent a Fund engages in short sales of securities it does own, it may have to deliver such securities to meet its short sale delivery obligations at a time when it would not have otherwise divested itself of such securities. Certain regulatory authorities have imposed, and may in the future impose, restrictions on short selling, which may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
SMALL- AND MID-CAPITALIZATIOn stock RISK
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
unit trusT Risk
An investment in units of a unit trust is subject to market risk, which is the risk that the market value of the trust’s investments could decline as a result of business, economic, political or other factors, resulting in a decline in the trust’s net asset value. An investment in units of a unit trust is subject to general foreign securities risks, including currency risk, and may be less liquid than an investment in a U.S. mutual fund.
U.S. GOVERNMENT SECURITIES RISK
Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as FNMA, FHLMC, and FHLBs, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline in price or never reach what the Subadviser believes is its full market value, either because the market fails to recognize what the Subadviser considers to be the company’s true business value or because the Subadviser overestimates the company’s true business value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.

Other Important Information About the Funds and their Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Funds' Statement of Additional Information, dated March 1, 2018, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVES
Each Fund’s investment objective is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.
TEMPORARY DEFENSIVE MEASURES
From time to time, each Fund may invest a portion of its assets in money market securities, repurchase agreements, cash, or cash equivalents as a temporary defensive measure in response to adverse market, economic, political or other conditions. These temporary defensive measures may be inconsistent with each Fund’s investment objective and principal investment strategies. Each Fund may not be able to achieve its stated investment objective while taking these defensive measures.
PORTFOLIO TURNOVER
Each Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' SAI, which is available on the Funds' website at www.amgfunds.com.

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Additional Information About the Funds

Fund Management
Each Fund is a series of AMG Funds IV, a Delaware statutory trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida, 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadviser to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.
Additional information regarding other accounts managed by the Portfolio Managers, their compensation and ownership of Fund shares is available in the Funds’ SAI.
A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements with respect to the Funds between the Investment Manager and the Subadvisers is available in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment subadvisers to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
amg GW&K U.S. small cap growth FUND
GW& K Investment Management, LLC (“GW&K”), 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974. AMG holds an indirect, majority equity interest in GW&K. As of December 31, 2017, GW&K managed approximately $36.503 billion in assets.
AMG GW&K U.S. Small Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers doubleline core plus bond FUND
DoubleLine Capital LP (“DoubleLine”), 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, was founded in December 2009 by Mr. Jeffrey Gundlach and other key members of DoubleLine’s investment team, and is majority-owned by DoubleLine employees. As of December 31, 2017, DoubleLine managed approximately $118.440 billion in assets.
AMG Managers DoubleLine Core Plus Bond Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays DoubleLine a portion of this fee for its services as Subadviser. DoubleLine will waive a portion of the subadvisory fee in an amount equal to the fee earned by DoubleLine from an affiliated fund that is attributable to the Fund’s assets invested in the affiliated fund, if any, and the Investment Manager will waive a portion of its management fee equal to the amount waived by DoubleLine. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by the Fund in an amount equal to an annual rate of 0.0052% through October 1, 2018.
amg managers fairpointe ESG Equity fund
amg managers fairpointe Mid cap fund
Fairpointe Capital LLC (“Fairpointe”), One North Franklin, Suite 3300, Chicago, Illinois 60606, was founded in 2011. Fairpointe is 100% owned by its employees. As of December 31, 2017, Fairpointe managed approximately $5.4 billion in assets.
AMG Managers Fairpointe ESG Equity Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Fairpointe a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
AMG Managers Fairpointe Mid Cap Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund for the first $100,000,000 of assets under management, 0.65% for the next $300,000,000 and 0.60% on amounts in excess of $400,000,000. The Investment Manager, in turn, pays Fairpointe a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager

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Additional Information About the Funds

Fund Management
provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by AMG Managers Fairpointe Mid Cap Fund in an amount equal to an annual rate of 0.0065% through October 1, 2018.
amg managers guardian capital global dividend FUND
Guardian Capital LP (“Guardian”), Commerce Court West, 199 Bay Street, Suite 3100, Toronto, Ontario M5L 1E8, Canada, was founded in 1962 as Guardian Management Ltd. As of September 30, 2017, Guardian managed approximately $19.603 billion in assets.
AMG Managers Guardian Capital Global Dividend Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Guardian a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers lake partners lasso alternatives FUND
Lake Partners, Inc. (“Lake Partners”), 4 High Ridge Park, Suite 300, Stamford, Connecticut 06905, was founded in 1989. The firm is wholly-owned by its senior investment professionals and founders, Mr. Frederick C. Lake and Mr. Ronald A. Lake. As of December 31, 2017, Lake Partners managed approximately $76.4 million in discretionary assets and provided investment consulting services to approximately $2.124 billion in assets.
AMG Managers Lake Partners LASSO Alternatives Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Lake Partners a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers lmcg small cap growth FUND
LMCG Investments, LLC, 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, was founded in August 2000. LMCG is a board-managed limited liability company owned by its employees, Lee P. Munder and Royal Bank of Canada (“RBC”). LMCG operates independently of RBC, a publicly held Canadian bank that on November 2, 2015 acquired City National Corporation, LMCG’s former majority owner. As of December 31, 2017, LMCG managed approximately $7.9 billion in assets.
AMG Managers LMCG Small Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays LMCG a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers montag & caldwell balanced fund
amg managers montag & caldwell growth fund
amg managers montag & caldwell mid cap growth fund
Montag & Caldwell, LLC (and its predecessor) (“Montag & Caldwell”), 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326, was founded in 1945. As of December 31, 2017, Montag & Caldwell managed approximately $3.552 billion in assets.
AMG Managers Montag & Caldwell Balanced Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.65% of the average daily net assets of the Fund. AMG Managers Montag & Caldwell Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000. AMG Managers Montag & Caldwell Mid Cap Growth Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Montag & Caldwell a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds and receives an annual administrative fee from each Fund for these services of 0.15% of such Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by AMG Managers Montag & Caldwell Growth Fund in an amount equal to an annual rate of 0.0061% through October 1, 2018.
amg managers pictet international FUND
Pictet Asset Management Limited (“PAM”), 120 London Wall, London EC2Y 5ET, United Kingdom, is part of the Pictet Group, founded in Geneva in 1805. As of December 31, 2017, PAM managed approximately $197.4 billion in assets.
AMG Managers Pictet International Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays PAM a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual

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Fund Management
administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by the Fund in an amount equal to an annual rate of 0.0055% through October 1, 2018.
amg managers silvercrest small cap fUND
Silvercrest Asset Management Group LLC (“Silvercrest”), 1330 Avenue of the Americas, 38th Floor, New York, New York 10019, was founded in 2002. Silvercrest is wholly-owned by Silvercrest L.P. The General Partner of Silvercrest L.P. is publicly-held Silvercrest Asset Management Group Inc. As of September 30, 2017, Silvercrest’s discrectionary assets under management totaled approximately $15.3 billion.
AMG Managers Silvercrest Small Cap Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Silvercrest a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg managers value partners asia dividend FUND
Value Partners Hong Kong Limited (“VPHK”), 9th Floor, Nexxus Building, 41 Connaught Road Central, Hong Kong SAR, was incorporated in Hong Kong on May 10, 1999 and commenced its current operations in January 2008. VPHK is a subsidiary of Value Partners Group Limited (the “Group”), a public company listed on the Hong Kong Stock Exchange. As of December 31, 2017, the Group managed approximately $16.593 million in assets.
AMG Managers Value Partners Asia Dividend Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.80% of the average daily net assets of the Fund. The Investment Manager, in turn, pays VPHK a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
amg river road dividend all cap value fund
amg river road dividend all cap value fund ii
amg river road focused absolute value fund
amg river road long-short fund
amg river road Small-mid cap value fund
amg river road small cap value fund
River Road Asset Management, LLC (“River Road”), Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, was founded in 2005. AMG holds an indirect, majority equity interest in River Road, and members of River Road’s senior management team hold a substantial minority equity interest in the firm. As of December 31, 2017, River Road managed approximately $5.4 billion in assets.
Each of AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.60%, 0.60%, 0.60%, 0.85%, 0.75% and 0.80%, respectively, of the average daily net assets of each Fund. The Investment Manager, in turn, pays River Road a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive the administrative fee paid by AMG River Road Dividend All Cap Value Fund and AMG River Road Small Cap Value Fund in an amount equal to an annual rate of 0.0053% and 0.0022%, respectively, through October 1, 2018.

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Fund Management
Portfolio Management
The following provides information about the individual portfolio manager(s) who are either individually (for Funds with one portfolio manager) or jointly and primarily (for Funds with more than one portfolio manager) responsible for the day-to-day management of the Funds.
AMG GW&K U.S. Small Cap Growth Fund
Daniel L. Miller, CFA	Portfolio Manager of the Fund since February 2016. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Miller graduated from the University of California, Berkeley and received his MBA from Stanford University Graduate School of Business. He earned the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society Boston and the CFA Institute.
Joseph C. Craigen, CFA	Portfolio Manager of the Fund since February 2016. Mr. Craigen, Partner, Portfolio Manager and Research Analyst of GW&K, joined GW& K in 2008. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. He started his investment career as an Equity Research Associate at Tucker Anthony from 1999 to 2001, and later held positions as an Equity Analyst at Needham & Company from 2001 to 2005 and at Citizens Funds from 2005 to 2008. Mr. Craigen received an AB in Economics from Harvard College. He has earned the CFA designation and is a member of the CFA Institute.
AMG Managers DoubleLine Core Plus Bond Fund
Jeffrey E. Gundlach	Lead Portfolio Manager since the Fund’s inception in July 2011. Mr. Gundlach is lead portfolio manager of the DoubleLine Core Plus Fixed Income investment strategy. Mr. Gundlach is the founder of DoubleLine and has been Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in December 2009. For the five-year period prior to founding DoubleLine, Mr. Gundlach was Chief Investment Officer and Group Managing Director for Trust Company of the West (“TCW”). He was also President and Chief Investment Officer for TCW Asset Management Company.
Philip A. Barach	Portfolio Manager since the Fund’s inception in July 2011. Mr. Barach is President of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Mr. Barach assists in overseeing the implementation of the Fund’s overall strategy. For the five-year period prior to founding DoubleLine, Mr. Barach was Group Managing Director at TCW, where he partnered with Mr. Gundlach to manage over $70 billion in fixed income assets.
Luz M. Padilla	Portfolio Manager since the Fund’s inception in July 2011. Ms. Padilla is portfolio manager of DoubleLine since January 2010. As part of the Fund’s portfolio management team, Ms. Padilla manages the emerging markets fixed income portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Padilla was a Managing Director at TCW.
Robert Cohen	Portfolio Manager since September 2016. Mr. Cohen became director of DoubleLine’s Global Developed Credit team in September 2016. He joined DoubleLine in 2012 where he has served as a portfolio manager within the Global Developed Credit team. As part of the Fund’s portfolio management team, Mr. Cohen manages the developed credit portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Mr. Cohen was a senior credit analyst at West Gate Horizons Advisors (including its predecessor ING Capital Advisors).
AMG Managers Fairpointe ESG Equity Fund
Thyra E. Zerhusen	Co-Portfolio Manager of the AMG Managers Fairpointe ESG Equity Fund since the Fund’s inception in December 2014. Ms. Zerhusen is the principal founder, CEO and Chief Investment Officer of Fairpointe. Prior to founding Fairpointe in 2011, Ms. Zerhusen was the Chief Investment Officer of Mid Cap Equities at Optimum Investment Advisors beginning in October 2003. From April 1999 to September 2003 she was on the investment team of Talon Asset Management. She has a Diplom Ingenieur from the Swiss Federal Institute of Technology and an MA in Economics from the University of Illinois.
Mary L. Pierson	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since October 2017. Ms. Pierson is a co-founder and Co-Chief Executive Officer of Fairpointe and serves as a member of the Investment Team. Her investment responsibilities include investment research and portfolio management. Ms. Pierson has 27 years of experience in the financial industry. Prior to co-founding Fairpointe in 2011, Ms. Pierson served on this strategy as a member of the Mid Cap Investment Team at Optimum Investment Advisors for 7 years. Her prior experience includes 15 years with Harris Bancorp and Harris Futures Corporation. While General Manager at Harris Futures Corporation, she was responsible for managing all aspects of the institution, which operated as a financial futures broker. Ms. Pierson received a BA in Economics from DePauw University, an MA in Economics from Northwestern University and an MBA in Finance from The University of Chicago.

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Fund Management
Frances E. Tuite, CFA	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since March 2018. Ms. Tuite serves as a member of the Investment Team. Prior to joining Fairpointe in 2017, she worked as a portfolio manager at RMB Capital Management from 2006 to 2017. Ms. Tuite holds the CFA designation.
AMG Managers Fairpointe Mid Cap Fund
Thyra E. Zerhusen	Lead Portfolio Manager of the AMG Managers Fairpointe Mid Cap Fund since May 1999. Please see above.
Marie L. Lorden	Co-Portfolio Manager of the AMG Managers Fairpointe Mid Cap Fund, Ms. Lorden has served as a Research Analyst of the Fund since September 2003 and as a Portfolio Manager of the Fund since March 2009. Ms. Lorden is a co-founder of Fairpointe and serves as a member of the Investment Team. Her responsibilities include investment research and portfolio management. Ms. Lorden has 22 years of experience in the financial industry. Prior to co-founding Fairpointe in 2011, Ms. Lorden served on this strategy as a member of the Mid Cap Investment Team at Optimum Investment Advisors for over 7 years. Previously, Ms. Lorden held positions specializing in equity product analysis with Zurich Insurance Group, Driehaus Capital Management, and The Burridge Group where she worked with Ms. Zerhusen on a mid-cap strategy. Ms. Lorden received a BS from Elmhurst College and an MBA from the Keller Graduate School of Management.
Mary L. Pierson	Co-Portfolio Manager of the AMG Managers Fairpointe Mid Cap Fund, Ms. Pierson has served as a Research Analyst of the Fund since May 2004 and as a Portfolio Manager of the Fund since March 2009. Please see above.
Brian M. Washkowiak, CFA	Co-Portfolio Manager of the AMG Managers Fairpointe Mid Cap Fund, Mr. Washkowiak has served as a Research Analyst of the Fund since January 2015 and as Portfolio Manager of the Fund since February 2016. Mr. Washkowiak serves as a member of the Investment Team. His responsibilities include investment research and portfolio management. Mr. Washkowiak has 22 years of experience in the financial industry. Prior to joining Fairpointe in 2015, he managed a hedge fund at BW Opportunity Partners, LP, focusing on small and mid-cap investments. Mr. Washkowiak spent thirteen years as a research analyst and portfolio manager at Talon Asset Management, Inc. and was a member of the investment committee. At Talon, Mr. Washkowiak worked with Ms. Zerhusen as an analyst and assistant portfolio manager on the mid-cap strategy. Mr. Washkowiak received a B.A. in Finance from Illinois State University and holds the CFA designation.
AMG Managers Guardian Capital Global Dividend Fund
Srikanth Iyer	Portfolio Manager since the Fund’s inception in April 2014. Mr. Iyer is a Managing Director and Head of Systematic Strategies at Guardian. Mr. Iyer joined Guardian Capital in 2001 to help lead the development and implementation of its proprietary systematic equity portfolio management strategy. Mr. Iyer graduated with a Bachelor of Commerce from the University of Bombay in 1989, earned his Chartered Cost and Works Accountant (India) designation in 1990 and his MBA (Applied Finance) from Rutgers Graduate School of Management in 1994.
Fiona Wilson, MBA, CFA	Portfolio Manager since the Fund’s inception in April 2014. Ms. Wilson is a portfolio manager for Systematic Strategies at Guardian. Ms. Wilson joined Guardian in 2011 as a portfolio manager in the systematic strategies team. From 2006 to 2011, Ms. Wilson owned and operated an independent financial consulting practice. Ms. Wilson graduated with a Bachelor of Arts degree from the University of Western Ontario in 1985 and obtained her Honours Bachelor of Commerce and MBA degrees from the University of Windsor in 1987 and 1989, respectively. Ms.Wilson holds the CFA designation.
AMG Managers Lake Partners LASSO Alternatives Fund
Frederick C. Lake	Co-Portfolio Manager of the Fund since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and Treasurer of Lake Partners, which he co-founded in 1989. Mr. Lake has 37 years of experience in the investment industry. He directs research and portfolio management of investment programs using multiple mutual funds and alternative mutual funds. Mr. Lake received a BA from Harvard University.
Ronald A. Lake	Co-Portfolio Manager of the Fund since the Fund’s inception in April 2009. Mr. Lake is the Co-Chairman and President of Lake Partners, which he co-founded in 1989. Mr. Lake is editor-in-chief of Evaluating and Implementing Hedge Fund Strategies. Mr. Lake has 37 years of experience in the investment industry. He is responsible for asset allocation, investment strategy and supervision of multi-manager programs focusing on alternative investments, or integrating alternative and traditional investments. Mr. Lake received a BA from Harvard University and an MCRP in public policy from Harvard University.

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Fund Management
AMG Managers LMCG Small Cap Growth Fund
Andrew Morey, CFA	Portfolio Manager of AMG Managers LMCG Small Cap Growth Fund since the Fund’s inception in November 2010. Mr. Morey, portfolio manager for LMCG’s Small-and Small/Mid-Cap Growth investment strategies, joined LMCG in February 2012. Mr. Morey has 26 years of investment management experience and prior to joining LMCG, he served as portfolio manager at Crosswind Investments, LLC for Crosswind’s Small-and Small/Mid-Cap investment strategies. Previously, Mr. Morey was the founder and a portfolio manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management as a portfolio manager, and at Gabelli & Co. as a research analyst. Mr. Morey has a BA from Vanderbilt University and an MBA from Columbia Business School and holds the CFA designation.
AMG Managers Montag & Caldwell Balanced Fund
Ronald E. Canakaris, CFA, CIC	Lead Portfolio Manager since the Fund’s inception in November 1994. Mr. Canakaris is Chairman and Co-Chief Investment Officer of Montag & Caldwell. Mr. Canakaris has been with the firm since 1972 and is responsible for developing the firm’s investment process. He has a BS and a BA from the University of Florida and holds the CFA designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
Helen M. Donahue, CFA	Co-Portfolio Manager of the Fund since February 2013. Ms. Donahue is a portfolio manager of equities and fixed income at Montag & Caldwell. Ms. Donahue joined Montag & Caldwell in 1997 and has over 25 years of investment industry experience. Prior to joining Montag & Caldwell, she served as an Assistant Vice President and fixed income portfolio manager for Legg Mason Capital Management. Ms. Donahue holds the CFA designation. Her professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
AMG Managers Montag & Caldwell Growth Fund
Ronald E. Canakaris, CFA, CIC	Lead Portfolio Manager since the Fund’s inception in November 1994. Please see above.
Andrew W. Jung, CFA	Co-Portfolio Manager since February 2015. Mr. Jung is a Senior Vice President and Co-Chief Investment Officer at Montag & Caldwell. Mr. Jung joined Montag & Caldwell in 2001 as a research analyst. Prior to joining Montag & Caldwell, he was an analyst at Strong Capital Management, following the financial services sector for several large-cap growth funds, and at the Robinson-Humphrey Company in Atlanta, where he followed banks and thrifts. He has a BA from Marquette University and an MBA from Emory University, and holds the CFA designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals.
AMG Managers Montag & Caldwell Mid Cap Growth Fund
M. Scott Thompson, CFA	Lead Portfolio Manager of the Fund. Mr. Thompson has served as a Portfolio Manager of the Fund since the Fund’s inception in November 2007. Mr. Thompson is Senior Vice President and Director of Research and a security analyst at Montag & Caldwell. Mr. Thompson joined Montag & Caldwell in 1992 upon graduating from the University of the South with a BA in Economics. He has an MBA from Emory University and holds the CFA designation. His professional affiliations include the CFA Institute and the Atlanta Society of Finance and Investment Professionals, for which he formerly served as trustee.
AMG Managers Pictet International Fund
Fabio Paolini, CFA	Lead Portfolio Manager since the Fund’s inception in April 2014. Mr. Paolini joined PAM in 1997 and is Head of EAFE Equities in the Developed Equities team, with a focus on European Equities. Mr. Paolini graduated with a degree in Economics from the University of Siena in Italy. He obtained a CFPI/AZEK in 1996 and is a CFA charterholder.
Swee-Kheng Lee, PhD	Co-Portfolio Manager since the Fund’s inception in April 2014. Ms. Lee is a Senior Investment Manager in the Developed Equities team at PAM, with specific responsibility for EAFE and Asian Equities. Ms. Lee joined PAM in 2007. Ms. Lee has a BA in Philosophy, Politics and Economics and a PhD in Economics from Oxford University. She is also an associate member of the UK Society of Investment Professionals (“UKSIP”).
Benjamin Beneche, CFA	Co-Portfolio Manager since the Fund’s inception in April 2014. Mr. Beneche is a Senior Investment Manager in the EAFE Equities team at PAM, with a specific focus on Japanese Equities. Mr. Beneche joined PAM in 2008. Mr. Beneche graduated from the University of York with a first class honours degree in Economics and Economic History. He is also a CFA charterholder.

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Fund Management
AMG Managers Silvercrest Small Cap Fund
Roger W. Vogel, CFA	Portfolio Manager since the Fund’s inception in December 2011. Mr. Vogel is a Managing Director of Silvercrest and has been the lead portfolio manager for Silvercrest’s value equity investment strategies, including its small cap investment strategy, since he joined Silvercrest in April of 2002. Prior to Silvercrest, Mr. Vogel was a Managing Director at Credit Suisse Asset Management where he co-managed both small-cap and large-cap portfolios. He arrived at Credit Suisse as a result of the merger with Donaldson, Lufkin and Jenrette, where he worked since 1993 in a similar capacity. Previously, Mr. Vogel was a portfolio manager at Chemical Bank and Manufacturers Hanover Trust.
AMG Managers Value Partners Asia Dividend Fund
Norman Ho, CFA	Portfolio Manager since the Fund’s inception in December 2015. Mr. Ho is a Senior Investment Director of VPHK, where is a key leader in the firm’s investment process with a high degree of responsibility for portfolio management. Mr. Ho joined VPHK in November 1995. He was promoted to the roles of Investment Director and Senior Investment Director in 2010 and January 2014, respectively. Prior to joining VPHK, he was an executive at Dao Heng Securities Limited. Mr. Ho started his career at Ernst & Young. Mr. Ho graduated with a Bachelor’s degree in Social Sciences (majoring in Management Studies) from the University of Hong Kong. He is a CFA charterholder.
Philip Li, CFA	Portfolio Manager since the Fund’s inception in December 2015. Mr. Li is a Senior Fund Manager of VPHK, where he is responsible for the firm’s investment process and portfolio management, as well as the investment team’s operations and communications. He joined VPHK in May 2010 as a Fund Manager and was promoted to the role of Senior Fund Manager in January 2015. Prior to joining VPHK, Mr. Li was a Portfolio Manager at GAM, overseeing managed portfolios and marketing to Asian clients. He had also assumed various portfolio management and marketing roles at Alliance Bernstein and INVESCO. Mr. Li graduated with a Bachelor’s degree in Business from the University of Michigan’s Stephen M. Ross School of Business in 2003. He is a CFA charter holder.
AMG River Road Dividend All Cap Value Fund AMG River Road Dividend All Cap Value Fund II
Henry W. Sanders, III, CFA	Lead Portfolio Manager of AMG River Road Dividend All Cap Value Fund and AMG River Road Dividend All Cap Value Fund II since each Fund’s inception. Mr. Sanders is Executive Vice President of River Road. Mr. Sanders was formerly employed as Senior Vice President and portfolio manager for Commonwealth SMC (Commonwealth Trust Co.) from 2002 to 2005. He received his BA from Bellarmine University, his MBA from Boston College, and he holds the CFA designation and is a member of the CFA Institute and CFA Society of Louisville.
Thomas S. Forsha, CFA	Portfolio Manager of AMG River Road Dividend All Cap Value Fund since June 2007 and Portfolio Manager of AMG River Road Dividend All Cap Value Fund II since inception. Mr. Forsha is Co-Chief Investment Officer of River Road. Mr. Forsha was formerly employed by ABN AMRO from 1998 to 2005, where he served as equity analyst and portfolio manager and was responsible for the management of the North America equity allocation of the firm’s Global High Income Equity Fund. He received his BS in Finance from The Ohio State University’s Fisher College of Business and his MBA from The University of Chicago Booth School of Business. Mr. Forsha holds the CFA designation and is a member of the CFA Institute and the CFA Society of Louisville.
James C. Shircliff, CFA	Portfolio Manager of AMG River Road Dividend All Cap Value Fund and AMG River Road Dividend All Cap Value Fund II since each Fund’s inception. Mr. Shircliff is Chief Investment Officer of River Road. Mr. Shircliff was formerly employed as portfolio manager and Director of Research for Commonwealth SMC (SMC Capital, Inc.) from 1997 to 2005. Additionally, Mr. Shircliff has more than 40 years of investment management experience. He received his BS from the University of Louisville and holds the CFA designation and is a member of the CFA Institute and CFA Society of Louisville.
AMG River Road Focused Absolute Value Fund
R. Andrew Beck	Portfolio Manager since the Fund’s inception in November 2015. Mr. Beck is Chief Executive Officer and President of River Road. Mr. Beck was formerly employed as Senior Research Analyst, and, later, Senior Vice President and Portfolio Manager for Commonwealth SMC (SMC Capital, Inc.) from 1999-2005. Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.
Thomas S. Forsha, CFA	Portfolio Manager since the Fund’s inception in November 2015. Please see above.

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Fund Management (CONTINUED)
AMG River Road Long-Short Fund
Matthew W. Moran, CFA	Lead Portfolio Manager since the Fund’s inception in May 2011. Mr. Moran is a Vice President and portfolio manager at River Road. Mr. Moran has more than 15 years of investment industry experience. Prior to joining River Road, Mr. Moran was employed by Morningstar from 2005 to 2007, as an equity analyst. Mr. Moran was employed by Citigroup as an associate from 2001 to 2005. He received his BS in Finance from Bradley University, his MBA from The University of Chicago Booth School of Business, and he holds the CFA designation and is a member of the CFA Institute and CFA Society of Louisville.
Daniel R. Johnson, CFA, CPA	Portfolio Manager since March 2012. Mr. Johnson is a Vice President and portfolio manager at River Road. Prior to joining River Road, Mr. Johnson served as a public accountant with PricewaterhouseCoopers from 2005 to 2006. He received his BS in accounting and a Masters in Accountancy from the University of Kentucky. Mr. Johnson holds the Certified Public Accountant and CFA designations and is a member of the CFA Institute and CFA Society of Louisville.
AMG River Road Small-Mid Cap Value Fund AMG River Road Small Cap Value Fund
James C. Shircliff, CFA	Portfolio Manager since AMG River Road Small Cap Value Fund’s inception in June 2005 and AMG River Road Small-Mid Cap Value Fund’s inception in March 2007. Please see above.
R. Andrew Beck	Portfolio Manager since AMG River Road Small Cap Value Fund’s inception in June 2005 and AMG River Road Small-Mid Cap Value Fund’s inception in March 2007. Please see above.
J. Justin Akin	Portfolio Manager of each Fund since March 2012. Mr. Akin is a Vice President and portfolio manager at River Road. Mr. Akin was formerly employed as an equity research analyst at Commonwealth SMC (SMC Capital, Inc.) from 2003-2005. Mr. Akin received a BS in economics from Centre College and is a member of the CFA Institute and CFA Society of Louisville.
ADDITIONAL INFORMATION
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment manager, subadvisers, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Performance of Subadvisers in Similar Accounts (CONTINUED)
performance of Guardian in similar accounts (guardian global dividend strategy)
The following tables show the performance of a composite of all fully discretionary accounts managed by Guardian in the Guardian Global Dividend strategy, as compared to the performance of a broad-based securities market index. The investment objective, policies and strategies of the AMG Managers Guardian Capital Global Dividend Fund are substantially similar to those of the accounts comprising the composite.
The performance of the composite does not represent the historical performance of the AMG Managers Guardian Capital Global Dividend Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.
The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. Gross performance of the composite has been adjusted to give effect on a monthly basis to the Fund’s Class N fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitation. Gross returns are calculated in accordance with Global Investment Performance Standards (GIPS®), not in the manner required for mutual funds by the SEC. In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund.
In addition, the accounts comprising the composite other than AMG Managers Guardian Capital Global Dividend Fund are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.
Total Return
Year End	Guardian Global Dividend Composite	MSCI World Index
2017	18.83%	22.40%
2016	2.08%	7.51%
2015	-2.41%	-0.87%
2014	5.36%	4.94%
2013	14.33%	26.68%
2012	8.26%	15.83%
2011	2.32%	-5.54%
2010	14.01%	11.76%
2009	34.66%	29.99%
2008	-34.63%	-40.71%
Average Annual Total Return
(For the periods ended December 31, 2017)
Period	Guardian Global Dividend Composite	MSCI World Index
One Year	18.83%	22.40%
Five Years	7.36%	11.64%
Ten Years	4.72%	5.03%
Since Inception[1]	5.34%	5.39%
[1]	Since inception return is computed from January 1, 2007.

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Additional Information About the Funds

Performance of Subadvisers in Similar Accounts (CONTINUED)
performance of pictet asset management in similar accounts (eafe core strategy)
The following tables show the performance of a composite of all fully discretionary accounts managed by Pictet Asset Management in the EAFE Core strategy, as compared to the performance of a broad-based securities market index. The investment objective, policies and strategies of the AMG Managers Pictet International Fund are substantially similar to those of the accounts comprising the composite.
The performance of the composite does not represent the historical performance of the AMG Managers Pictet International Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.
The performance of the composite presented below is not calculated using the same methodology as that which is prescribed for performance calculations used by registered investment companies. Gross performance of the composite has been adjusted to give effect on a monthly basis to the Fund’s Class N fees and expenses listed under “Fees and Expenses of the Fund,” taking into account the Fund’s contractual expense limitations. Gross returns are calculated in accordance with Global Investment Performance Standards (GIPS®), not in the manner required for mutual funds by the SEC. In addition, the accounts for which performance is presented are not subject to the same types of expenses as the Fund.
The accounts comprising the composite other than AMG Managers Pictet International Fund are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.
Total Return
Year End	Pictet EAFE Core Composite	MSCI EAFE Index
2017	27.26%	25.03%
2016	2.13%	1.00%
2015	5.45%	0.81%
2014	-11.55%	-4.90%
2013	23.06%	22.78%
2012	22.19%	17.32%
2011	-15.01%	-12.14%
2010	10.71%	7.75%
2009	40.04%	31.78%
2008	-50.85%	-43.38%
Average Annual Total Return
(For the periods ended December 31, 2017)
Period	Pictet EAFE Core Composite	MSCI EAFE Index
One Year	27.26%	25.03%
Five Years	8.33%	7.90%
Ten Years	1.67%	1.94%
Since Inception[1]	6.33%	5.32%
[1]	Since inception return is computed from August 31,1995.

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Your Account
You may invest in Class N, Class I, Class Z or Class R shares, however not all share classes are available for each Fund. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Class N shares of the Funds and the Class R shares of AMG Managers Montag & Caldwell Growth Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and certain classes of shares of the Funds bear shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the NAV per share of the classes may differ. In all other material respects, Class Z, Class I, Class N and Class R shares are the same, each share representing a proportionate interest in a Fund.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.
Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of a Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.
FAIR VALUE POLICY
Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Unless a foreign equity security is fair valued, if there are no reported sales for such security on the valuation date, it may be valued at the last quoted bid price or the mean between the last quoted bid and ask prices. The Board of Trustees has adopted a policy that securities held in each Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

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Choosing a Share Class
Investors can choose among the following share classes when investing in the Funds:
•	Class Z
•	Class I
•	Class N
•	Class R
Not all share classes are available for each Fund.
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class R Shares
Class R shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class R’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class R shares also pay distribution (12b-1) fees of 0.50%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Class N Shares
Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares also pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Class I Shares
Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.15% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.
Class Z Shares *
Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.
*Individual retirement accounts may only invest in Class Z shares if the account is held directly on the books of the Fund (e.g., not through an omnibus or NSCC networked account established by a financial intermediary).

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include receipt of distribution (12b-1) fees and/or shareholder servicing fees. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below. With respect to the payment of shareholder servicing fees, shareholder servicing fees are paid out of the assets of each of the Class N and Class I shares of each Fund and Class R shares of AMG Managers Montag & Caldwell Growth Fund (each, a “service fee bearing share class”) on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in a service fee bearing share class. These payments are made pursuant to written agreements between the Financial Intermediaries and the Investment Manager, the Distributor and/or a Fund.

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Investing Through an Intermediary (CONTINUED)
Class N and Class I shares of each Fund and Class R shares of AMG Managers Montag & Caldwell Growth Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Investment Manager has voluntarily agreed, through at least March 1, 2019, to waive a portion of the shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the fee and expense changes which took effect October 1, 2016.
The Investment Manager, the Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Funds over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadviser and/or the Distributor, as applicable, not by the Funds or their shareholders, and will not change the NAV or the price of the Funds’ shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

Distribution and Service (12b-1) Fees

In order to pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the Distributor for certain expenses associated with the distribution of Fund shares and administrative services provided to Fund shareholders. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Pictet International Fund and AMG Managers Value Partners Asia Dividend Fund (for purposes of this section, each an “International Fund” and collectively, the “International Funds”) will deduct a redemption fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares.
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the International Funds are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. Each International Fund reserves the right to waive the Redemption/Exchange Fee on shares when the Investment Manager believes such waiver is in the best interests of the International Fund. Additionally, the Redemption/Exchange Fee will not

138	AMG Funds

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Transaction Policies (CONTINUED)
apply to redemptions (including redemptions by exchange) effected by the following transactions of Fund shares (if known by the International Fund):
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions of shares purchased as part of wrap programs, model-based programs or similar programs through a Financial Intermediary;
•	Redemptions of shares that were purchased through an employer-sponsored retirement plan;
•	Shares purchased through an asset allocation program as determined by the Investment Manager;
•	Shares purchased through reinvestment of dividend or capital gain distributions;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis);
•	After the announcement or other initial public disclosure by an International Fund of the liquidation of the International Fund or of the merger or reorganization of the International Fund into another fund;
•	Where the application of the Redemption/Exchange Fee would cause an International Fund, or an asset allocation program of which an International Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder;
•	Transaction activity due to processing errors; and
•	Shares exchanged from one share class to another within an International Fund.
Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a Financial Intermediary if the Financial Intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a Financial Intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.
PROCESSING ORDERS
The Funds typically expect to pay out redemption proceeds on the next business day after a redemption request is received in good order if redemption proceeds are sent by wire. If redemption proceeds are sent by check via express mail or Automated Clearing House (“ACH”), the Funds typically expect to pay out redemption proceeds within two business days after a redemption request is received in good order. If redemption proceeds are sent by check via regular mail, the Funds typically expect to pay out redemption proceeds within five to seven business days after a redemption request is received in good order.
If you sell shares of the Funds, the Funds will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. ACH transactions are also subject to a 15 calendar day holding period. A Fund may delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions.
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements (including interfund lending) that may be available from time to time.
A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). The securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees. You may receive less for them than the price at which they were valued for purposes of the redemption.
During periods of deteriorating or stressed market conditions, when an increased portion of a Fund’s portfolio may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

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How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment
Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Class N, Class R and Class I shares and $250,000 for Class Z shares.
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Website redemptions are available only for redemptions of less than $50,000 for Class N, Class R and Class I shares and $250,000 for Class Z shares.
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account.
*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for Class N, Class R and Class I shares and $250,000 and over for Class Z shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Class N, Class R and Class I shares and below $250,000 for Class Z shares.

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How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.
	Initial Investment	Additional Investments
Class N:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Class I:
• Regular Accounts	$100,000	$100
• Individual Retirement Accounts	$25,000	$100
Class Z:
• Regular Accounts	$5,000,000	$1,000
• Individual Retirement Accounts (Direct Accounts Only)	$50,000	$1,000
Class R*:
• Retirement Plans	$2,000	$50
*Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); a trust or plan established primarily for the benefit of any of the foregoing persons; certain omnibus accounts, mutual fund advisory platforms and fee-based investment platforms via a custodian or clearing firm (Class I shares); and certain qualified retirement plans, such as 401(k) plans, 403(b) plans and 457 plans. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of a Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadviser intends to retain the security in a Fund as an investment. Assets purchased by a Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Class N, Class R or Class I shares or $250,000 or more worth of Class Z shares, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.
LIMITATIONS ON THE FUNDS
The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:
•	We may redeem your account if its value (i) falls below $500 for Class N shares, $2,000 for Class R shares, $25,000 for Class I shares or $50,000 for Class Z shares due to redemptions you make, or (ii) is below $100, but, in each case, not until after a

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How to Buy or Sell Shares (CONTINUED)
Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount.
•	If an investor in Class I shares of a Fund falls below the minimum initial investment required, we may convert your position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert your Fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the Class N. Additionally, we will not convert Class I Fund position(s) where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities. As described previously, the Funds have adopted procedures to minimize these risks and the International Funds’ Redemption/Exchange Fee is intended, in part, to discourage short-term and frequent trading of these Funds’ shares.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds' transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds' transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a Financial Intermediary that violate the Funds' frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the Financial Intermediary has received them.
Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Funds' ability to detect frequent trading activities by investors who hold shares through omnibus accounts at Financial Intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

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Investor Services
AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Funds.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager, as described above, you also may exchange your shares of a Fund through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”).
In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange out of a Fund through the Investment Manager.
•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in a Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary generally will be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.amgfunds.com or contact the Funds at 800.548.4539, or consult your Financial Intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Funds normally declare and pay out income dividends annually in December, with the exception of AMG Managers DoubleLine Core Plus Bond Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Value Partners Asia Dividend Fund and AMG Managers Guardian Capital Global Dividend Fund. AMG Managers DoubleLine Core Plus Bond Fund, AMG River Road Dividend All Cap Value Fund and AMG River Road Dividend All Cap Value Fund II normally declare and pay out income dividends monthly. AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Value Partners Asia Dividend Fund and AMG Managers Guardian Capital Global Dividend Fund normally declare and pay out income dividends quarterly.  The Funds normally declare and pay out net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your elections any time by giving the Funds written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Funds will mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

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Shareholder Guide

Certain Federal Income Tax Information
The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.
Each Fund has elected and intends to qualify and be eligible to be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at a corporate level on income and gains from investments that are distributed to shareholders. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year derive from qualifying income. Each Fund invests in a manner that is consistent with its current understanding of these requirements. A Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders. A Fund may invest in commodity-linked ETNs. It is not certain under current law whether the income and gain derived from commodity-linked ETNs constitute qualifying income. If the income or gain from a particular instrument were later determined not to constitute qualifying income, and, together with any other nonqualifying income, caused a Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it were eligible to and were to cure such failure, including by paying a Fund-level tax.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that a Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to net capital gains, provided that both you and such distributing Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you typically will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of a Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
OTHER TAX MATTERS
A Fund’s investments in foreign securities, if any, may be subject to foreign taxes. In that case, the Fund’s return on those securities would generally be decreased. The application of certain foreign taxes, including withholding taxes, may be unclear.
If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If a Fund is eligible to and does so elect, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or if you itemize deductions and so choose, a deduction), for such amounts on your U.S. federal income tax return, subject to certain limitations. If a Fund does not meet the 50% test described above, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income.

144	AMG Funds

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, including commodity-linked instruments, foreign securities or foreign currencies, and shares of other investment funds, such as ETFs and REITs, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to sell other investments in order to make required distributions).
Because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a fund-level tax. Please see the SAI for more detailed tax information.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

AMG Funds	145

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Financial Highlights

The following Financial Highlights tables are intended to help you understand the Funds’ financial performance for the past five fiscal years (or since inception). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of all dividends and distributions. The information for the fiscal years ended October 31, 2015, October 31, 2014, and October 31, 2013 has been audited and reported on by the Funds’ previous independent registered public accountant. The information for the fiscal years ended October 31, 2016 and October 31, 2017 has been audited and reported on by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report is included in the Funds’ Annual Report, which is available upon request.
	For the fiscal years ended October 31,
AMG GW&K U.S. Small Cap Growth Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$3.58	$18.59	$22.07	$24.06	$20.52
Income (loss) from Investment Operations:
Net investment loss [1,2]	(0.03)	(0.06)	(0.12)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	1.14	(0.62)	(0.62)	0.30	5.55
Total income (loss) from investment operations	1.11	(0.68)	(0.74)	0.17	5.52
Less Distributions to Shareholders from:
Net realized gain on investments	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Total distributions to shareholders	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Net Asset Value, End of Year	$4.68	$3.58	$18.59	$22.07	$24.06
Total Return[2,3]	30.91%	(4.39)%	(4.12)%	0.57%	29.52%
Ratio of net expenses to average net assets	1.23% [4]	1.36%	1.31%	1.31%	1.31%
Ratio of gross expenses to average net assets[2,5]	1.51%	1.39%	1.31%	1.31%	1.31%
Ratio of net investment loss to average net assets[2]	(0.72)%	(0.76)%	(0.58)%	(0.57)%	(0.16)%
Portfolio Turnover	24%	106% [6]	65%	70%	71% [6,7]
Net assets end of year (000’s) omitted	$26,671	$30,977	$241,283	$336,350	$533,627

AMG Funds	147

Financial Highlights

	For the fiscal years ended October 31,
AMG GW&K U.S. Small Cap Growth Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$4.27	$19.30	$22.76	$24.69	$20.96
Income (loss) from Investment Operations:
Net investment income (loss) [1,2]	(0.02)	(0.05)	(0.07)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	1.37	(0.65)	(0.65)	0.30	5.69
Total income (loss) from investment operations	1.35	(0.70)	(0.72)	0.23	5.71
Less Distributions to Shareholders from:
Net realized gain on investments	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Total distributions to shareholders	(0.01)	(14.33)	(2.74)	(2.16)	(1.98)
Net Asset Value, End of Year	$5.61	$4.27	$19.30	$22.76	$24.69
Total Return [2,3]	31.57%	(4.27)%	(3.93)%	0.86%	29.84%
Ratio of net expenses to average net assets	1.00% [4]	1.11%	1.06%	1.06%	1.06%
Ratio of gross expenses to average net assets[2,5]	1.28%	1.16%	1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets[2]	(0.49)%	(0.53)%	(0.33)%	(0.32)%	0.09%
Portfolio Turnover	24%	106% [6]	65%	70%	71% [6,7]
Net assets end of year (000’s) omitted	$9,798	$11,032	$307,403	$469,518	$792,172

148	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG GW&K U.S. Small Cap Growth Fund Class Z	2017 [8]
Net Asset Value, Beginning of Period	$4.85
Income (loss) from Investment Operations:
Net investment loss [1,2]	(0.02)
Net realized and unrealized gains on investments	0.78
Total income from investment operations	0.76
Net Asset Value, End of Period	$5.61
Total Return [2,3]	15.67% [9]
Ratio of net expenses to average net assets	0.89% [4,10]
Ratio of gross expenses to average net assets[2,5]	1.13% [10]
Ratio of net investment loss to average net assets[2]	(0.47)% [10]
Portfolio Turnover	24% [9]
Net assets end of period (000’s) omitted	$143
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction of brokerage recapture amounting to 0.05%, 0.05%, and 0.01% for Class N, Class I and Class Z, respectively.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[6]	Portfolio Turnover rate excludes securities delivered from processing a redemption in-kind.
[7]	Portfolio Turnover rate excludes securities received from processing a subscription in-kind.
[8]	The commencement of operations for Class Z shares was February 24, 2017.
[9]	Not annualized.
[10]	Annualized.

AMG Funds	149

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers DoubleLine Core Plus Bond Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$10.77	$10.60	$10.86	$10.65	$11.10
Income (loss) from Investment Operations:
Net investment income[1,2]	0.27	0.31	0.38	0.40	0.30
Net realized and unrealized gain (loss) on investments	0.01	0.17	(0.27)	0.22	(0.33)
Total income (loss) from investment operations	0.28	0.48	0.11	0.62	(0.03)
Less Distributions to Shareholders from:
Net investment income	(0.30)	(0.31)	(0.37)	(0.41)	(0.36)
Net realized gain on investments	(0.02)	-	-	-	(0.06)
Distributions from return of capital	(0.05)	-	-	-	-
Total distributions to shareholders	(0.37)	(0.31)	(0.37)	(0.41)	(0.42)
Net Asset Value, End of Year	$10.68	$10.77	$10.60	$10.86	$10.65
Total Return [2,3]	2.68%	4.62%	1.04%	5.96%	(0.28)%
Ratio of net expenses to average net assets	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of gross expenses to average net assets [4]	1.02%	1.02%	1.05%	1.08%	1.04%
Ratio of net investment income to average net assets[2]	2.58%	2.84%	3.32%	3.72%	2.77%
Portfolio Turnover	106%	78%	59%	117%	125%
Net assets end of year (000’s) omitted	$169,646	$308,703	$188,286	$49,147	$66,368

150	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers DoubleLine Core Plus Bond Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$10.76	$10.60	$10.86	$10.65	$11.10
Income (loss) from Investment Operations:
Net investment income[1,2]	0.30	0.33	0.41	0.44	0.33
Net realized and unrealized gain (loss) on investments	0.01	0.17	(0.27)	0.21	(0.33)
Total income from investment operations	0.31	0.50	0.14	0.65	—
Less Distributions to Shareholders from:
Net investment income	(0.33)	(0.34)	(0.40)	(0.44)	(0.39)
Net realized gain on investments	(0.02)	-	-	-	(0.06)
Distributions from return of capital	(0.05)	-	-	-	-
Total distributions to shareholders	(0.40)	(0.34)	(0.40)	(0.44)	(0.45)
Net Asset Value, End of Year	$10.67	$10.76	$10.60	$10.86	$10.65
Total Return [2,3]	2.95%	4.79%	1.28%	6.22%	(0.03)%
Ratio of net expenses to average net assets	0.68%	0.69%	0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets[4]	0.76%	0.77%	0.80%	0.83%	0.79%
Ratio of net investment income to average net assets [2]	2.83%	3.11%	3.57%	3.97%	3.02%
Portfolio Turnover	106%	78%	59%	117%	125%
Net assets end of year (000’s) omitted	$507,600	$398,514	$304,051	$158,198	$110,018

AMG Funds	151

Financial Highlights

For the fiscal period ended October 31,
AMG Managers DoubleLine Core Plus Bond Fund Class Z	2017 [5]
Net Asset Value, Beginning of Period	$10.69
Income (loss) from Investment Operations:
Net investment income[1,2]	0.03
Net realized and unrealized loss on investments	(0.01)
Total income from investment operations	0.02
Less Distributions to Shareholders from:
Net investment income	(0.03)
Distributions from return of capital	(0.00) [6]
Total distributions to shareholders	(0.03)
Net Asset Value, End of Period	$10.68
Total Return [2,3]	0.17% [7]
Ratio of net expenses to average net assets	0.60% [8]
Ratio of gross expenses to average net assets[4]	0.63% [8]
Ratio of net investment income to average net assets[2]	2.74% [8]
Portfolio Turnover	106% [7]
Net assets end of period (000’s) omitted	$1,597
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[5]	The commencement of operations was October 2, 2017.
[6]	Less than $(0.005) per share.
[7]	Not annualized.
[8]	Annualized.

152	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,		For the fiscal period ended October 31,
AMG Managers Fairpointe ESG Equity Fund Class N	2017	2016	2015 [1]
Net Asset Value, Beginning of Period	$9.65	$9.33	$10.00
Income (loss) from Investment Operations:
Net investment income [2,3]	0.17 [4]	0.08	0.06
Net realized and unrealized gain (loss) on investments	1.94	0.33	(0.73)
Total income (loss) from investment operations	2.11	0.41	(0.67)
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.09)	-
Total distributions to shareholders	(0.02)	(0.09)	-
Net Asset Value, End of Period	$11.74	$9.65	$9.33
Total Return [3,5]	21.83%	4.43%	(6.70)% [6]
Ratio of net expenses to average net assets	1.12%	1.15%	1.15% [7]
Ratio of gross expenses to average net assets [8]	1.76%	2.63%	3.78% [7]
Ratio of net investment income to average net assets[3]	1.53%	0.87%	0.70% [7]
Portfolio Turnover	51%	31%	1% [6,9]
Net assets end of period (000’s) omitted	$807	$546	$2,295

AMG Funds	153

Financial Highlights

	For the fiscal years ended October 31,		For the fiscal period ended October 31,
AMG Managers Fairpointe ESG Equity Fund Class I	2017	2016	2015 [1]
Net Asset Value, Beginning of Period	$9.67	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income [2,3]	0.19 [4]	0.10	0.08
Net realized and unrealized gain (loss) on investments	1.94	0.32	(0.73)
Total income (loss) from investment operations	2.13	0.42	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.10)	-
Total distributions to shareholders	(0.10)	(0.10)	-
Net Asset Value, End of Period	$11.70	$9.67	$9.35
Total Return [3,5]	22.04%	4.65%	(6.50)% [6]
Ratio of net expenses to average net assets	0.90%	0.90%	0.90% [7]
Ratio of gross expenses to average net assets [8]	1.54%	2.51%	3.53% [7]
Ratio of net investment income to average net assets[3]	1.75%	1.10%	0.95% [7]
Portfolio Turnover	51%	31%	1% [6,9]
Net assets end of period (000’s) omitted	$5,747	$6,489	$4,162
[1]	Commencement of operations was on December 23, 2014.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, and $0.08 for Class N and Class I, respectively.
[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

154	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Fairpointe Mid Cap Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$37.48	$37.56	$46.89	$45.40	$32.79
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.02)	0.16	0.12	(0.06)	0.17
Net realized and unrealized gain (loss) on investments	6.33	1.92	(1.83)	5.82	13.48
Total income (loss) from investment operations	6.31	2.08	(1.71)	5.76	13.65
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	(0.04)	-	(0.30)
Net realized gain on investments	(1.71)	(2.05)	(7.58)	(4.27)	(0.74)
Total distributions to shareholders	(1.84)	(2.16)	(7.62)	(4.27)	(1.04)
Net Asset Value, End of Year	$41.95	$37.48	$37.56	$46.89	$45.40
Total Return [2,3]	16.87%	6.01%	(5.02)%	13.32%	42.88%
Ratio of net expenses to average net assets	1.12%	1.12%	1.11%	1.10%	1.11%
Ratio of gross expenses to average net assets[4]	1.13%	1.12%	1.11%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets [2]	(0.05)%	0.44%	0.27%	(0.12)%	0.42%
Portfolio Turnover	28%	24%	32%	50%	37%
Net assets end of year (000’s) omitted	$1,292,107	$1,374,982	$1,861,753	$2,432,815	$2,370,432

AMG Funds	155

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Fairpointe Mid Cap Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$38.39	$38.44	$47.74	$46.10	$33.28
Income (loss) from Investment Operations:
Net investment income[1,2]	0.08	0.25	0.23	0.05	0.28
Net realized and unrealized gain (loss) on investments	6.49	1.98	(1.89)	5.92	13.67
Total income (loss) from investment operations	6.57	2.23	(1.66)	5.97	13.95
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.23)	(0.06)	(0.06)	(0.39)
Net realized gain on investments	(1.75)	(2.05)	(7.58)	(4.27)	(0.74)
Total distributions to shareholders	(1.99)	(2.28)	(7.64)	(4.33)	(1.13)
Net Asset Value, End of Year	$42.97	$38.39	$38.44	$47.74	$46.10
Total Return [2,3]	17.16%	6.26%	(4.78)%	13.61%	43.23%
Ratio of net expenses to average net assets	0.87%	0.87%	0.86%	0.85%	0.86%
Ratio of gross expenses to average net assets[4]	0.88%	0.87%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets [2]	0.20%	0.68%	0.52%	0.13%	0.67%
Portfolio Turnover	28%	24%	32%	50%	37%
Net assets end of year (000’s) omitted	$2,668,464	$2,135,998	$2,838,642	$3,531,114	$2,521,876

156	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG Managers Fairpointe Mid Cap Fund Class Z	2017 [5]
Net Asset Value, Beginning of Period	$44.24
Income (loss) from Investment Operations:
Net investment income[1,2]	0.00 [6]
Net realized and unrealized loss on investments	(1.26)
Total loss from investment operations	(1.26)
Net Asset Value, End of Period	$42.98
Total Return [2,3]	(2.85)% [7]
Ratio of net expenses to average net assets	0.79% [8]
Ratio of gross expenses to average net assets[4]	0.80% [8]
Ratio of net investment income to average net assets[2]	0.01% [8]
Portfolio Turnover	28% [7]
Net assets end of period (000’s) omitted	$9,625
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[5]	Commencement of operations was on October 2, 2017.
[6]	Less than $0.005 or $(0.005) per share.
[7]	Not annualized.
[8]	Annualized.

AMG Funds	157

Financial Highlights

	For the fiscal years ended October 31,			For the fiscal period ended October 31,
AMG Managers Guardian Capital Global Dividend Fund Class N	2017	2016	2015	2014 [1]
Net Asset Value, Beginning of Period	$9.67	$10.30	$10.51	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.24 [3,4]	0.22 [3]	0.24	0.13
Net realized and unrealized gain (loss) on investments	1.73	(0.62)	(0.23)	0.49
Total income (loss) from investment operations	1.97	(0.40)	0.01	0.62
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.23)	(0.22)	(0.11)
Total distributions to shareholders	(0.17)	(0.23)	(0.22)	(0.11)
Net Asset Value, End of Period	$11.47	$9.67	$10.30	$10.51
Total Return [2,5]	20.51%	(3.91)%	0.07%	6.17% [6]
Ratio of net expenses to average net assets	1.07%	1.30%	1.30%	1.30% [7]
Ratio of gross expenses to average net assets[8]	1.12%	3.34%	4.10%	5.21% [7]
Ratio of net investment income to average net assets [2]	2.27%	2.24%	2.28%	2.17% [7]
Portfolio Turnover	34%	36%	28%	16% [6]
Net assets end of period (000’s) omitted	$1,167	$997	$1,054	$1,052

158	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,			For the fiscal period ended October 31,
AMG Managers Guardian Capital Global Dividend Fund Class I	2017	2016	2015	2014 [1]
Net Asset Value, Beginning of Period	$9.65	$10.28	$10.52	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.24 [3,4]	0.23 [3]	0.27	0.14
Net realized and unrealized gain (loss) on investments	1.74	(0.60)	(0.25)	0.50
Total income (loss) from investment operations	1.98	(0.37)	0.02	0.64
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.26)	(0.26)	(0.12)
Total distributions to shareholders	(0.22)	(0.26)	(0.26)	(0.12)
Net Asset Value, End of Period	$11.41	$9.65	$10.28	$10.52
Total Return [2,5]	20.66%	(3.68)%	0.14%	6.39% [6]
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05% [7]
Ratio of gross expenses to average net assets [8]	1.10%	2.82%	3.85%	4.96% [7]
Ratio of net investment income to average net assets[2]	2.28%	2.32%	2.52%	2.42% [7]
Portfolio Turnover	34%	36%	28%	16% [6]
Net assets end of period (000’s) omitted	$36,280	$27,986	$3,292	$3,211
[1]	Commencement of operations for Class N and Class I was on April 11, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 for Class N and Class I.
[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

AMG Funds	159

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Lake Partners LASSO Alternatives Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$11.81	$12.76	$13.64	$13.34	$12.39
Income (loss) from Investment Operations:
Net investment income (loss) [1,2]	(0.05)	0.02	(0.04)	(0.07)	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.70	(0.17)	(0.34)	0.50 [4]	1.11
Total income (loss) from investment operations	0.65	(0.15)	(0.38)	0.43	1.11
Less Distributions to Shareholders from:
Net investment income	-	-	-	(0.09)	(0.16)
Net realized gain on investments	(0.05)	(0.80)	(0.50)	(0.04)	-
Total distributions to shareholders	(0.05)	(0.80)	(0.50)	(0.13)	(0.16)
Net Asset Value, End of Year	$12.41	$11.81	$12.76	$13.64	$13.34
Total Return [2,5]	5.51%	(1.18)%	(2.87)%	3.27%	9.05%
Ratio of net expenses to average net assets [6]	1.40%	1.40%	1.41%	1.43%	1.45%
Ratio of gross expenses to average net assets[6,7]	1.49%	1.47%	1.43%	1.41%	1.43% [8]
Ratio of net investment income (loss) to average net assets[2]	(0.42)%	0.13%	(0.31)%	(0.53)%	(0.03)%
Portfolio Turnover	29%	30%	73%	46%	44%
Net assets end of year (000’s) omitted	$8,880	$32,630	$40,667	$44,386	$54,388

160	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Lake Partners LASSO Alternatives Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$11.86	$12.81	$13.69	$13.38	$12.42
Income (loss) from Investment Operations:
Net investment income (loss) [1,2]	(0.02)	0.07	(0.01)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	0.70	(0.19)	(0.33) [4]	0.51 [4]	1.11
Total income (loss) from investment operations	0.68	(0.12)	(0.34)	0.47	1.14
Less Distributions to Shareholders from:
Net investment income	-	(0.03)	(0.04)	(0.12)	(0.18)
Net realized gain on investments	(0.05)	(0.80)	(0.50)	(0.04)	-
Total distributions to shareholders	(0.05)	(0.83)	(0.54)	(0.16)	(0.18)
Net Asset Value, End of Year	$12.49	$11.86	$12.81	$13.69	$13.38
Total Return [2,5]	5.74%	(0.91)%	(2.62)%	3.56%	9.31%
Ratio of net expenses to average net assets [6]	1.15%	1.15%	1.16%	1.18%	1.20%
Ratio of gross expenses to average net assets[6,7]	1.24%	1.22%	1.18%	1.16%	1.18% [8]
Ratio of net investment income (loss) to average net assets[2]	(0.17)%	0.57%	(0.06)%	(0.28)%	0.22%
Portfolio Turnover	29%	30%	73%	46%	44%
Net assets end of year (000’s) omitted	$41,245	$70,054	$169,072	$477,157	$416,475
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Less than $0.005 or $(0.005) per share.
[4]	Includes capital contribution of less than $0.005 per share.
[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[6]	Does not include expenses of the underlying funds in which the Fund invests.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[8]	Ratios of expenses to average net assets includes Earnings credits of less than 0.005% for each of the fiscal years ended October 31, 2013 and October 31, 2012, which is not included in the contractual expense limitation.

AMG Funds	161

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers LMCG Small Cap Growth Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.19	$14.47	$14.76	$14.71	$11.42
Income (loss) from Investment Operations:
Net investment loss [1,2]	(0.09) [3]	(0.11)	(0.15)	(0.13)	0.00 [4]
Net realized and unrealized gain (loss) on investments	3.20	(2.17)	0.40	2.21	4.18
Total income (loss) from investment operations	3.11	(2.28)	0.25	2.08	4.18
Less Distributions to Shareholders from:
Net investment income	-	-	-	-	-
Net realized gain on investments	-	(0.00) [4]	(0.54)	(2.03)	(0.89)
Total distributions to shareholders	-	(0.00) [4]	(0.54)	(2.03)	(0.89)
Net Asset Value, End of Year	$15.30	$12.19	$14.47	$14.76	$14.71
Total Return [2,5]	25.51%	(15.74)%	1.65%	15.18%	39.31%
Ratio of net expenses to average net assets	1.23% [6]	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets[7]	1.36%	1.51%	1.53%	1.67%	2.03%
Ratio of net investment income (loss) to average net assets [2]	(0.65)%	(1.00)%	(1.00)%	(0.90)%	0.02%
Portfolio Turnover	151%	138%	79%	144%	186% [8]
Net assets end of year (000’s) omitted	$45,902	$53,816	$154,394	$37,099	$32,045

162	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers LMCG Small Cap Growth Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.36	$14.64	$14.89	$14.81	$11.46
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.07) [3]	(0.08)	(0.12)	(0.09)	0.04
Net realized and unrealized gain (loss) on investments	3.25	(2.20)	0.41	2.23	4.20
Total income (loss) from investment operations	3.18	(2.28)	0.29	2.14	4.24
Less Distributions to Shareholders from:
Net investment income	-	-	-	(0.03)	-
Net realized gain on investments	-	(0.00) [4]	(0.54)	(2.03)	(0.89)
Total distributions to shareholders	-	(0.00) [4]	(0.54)	(2.06)	(0.89)
Net Asset Value, End of Year	$15.54	$12.36	$14.64	$14.89	$14.81
Total Return [2,5]	25.73%	(15.56)%	1.91%	15.51%	39.72%
Ratio of net expenses to average net assets	1.05% [6]	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets[7]	1.18%	1.25%	1.28%	1.42%	1.78%
Ratio of net investment income (loss) to average net assets[2]	(0.47)%	(0.59)%	(0.75)%	(0.65)%	0.27%
Portfolio Turnover	151%	138%	79%	144%	186% [8]
Net assets end of year (000’s) omitted	$79,652	$58,020	$76,989	$15,083	$8,496
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.11), and $(0.09) for Class N and Class I, respectively.
[4]	Less than $0.005 or $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[6]	Includes reduction from brokerage recapture amounting to 0.01%.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[8]	Portfolio turnover rate excludes securities received from the reorganization.

AMG Funds	163

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Balanced Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$22.58	$23.83	$24.68	$23.81	$21.46
Income (loss) from Investment Operations:
Net investment income [1,2]	0.08	0.11	0.10	0.12	0.21
Net realized and unrealized gain (loss) on investments	2.09	(0.17)	1.31	1.70	2.43
Total income (loss) from investment operations	2.17	(0.06)	1.41	1.82	2.64
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.15)	(0.18)	(0.21)	(0.29)
Net realized gain on investments	(1.88)	(1.04)	(2.08)	(0.74)	—
Total distributions to shareholders	(1.99)	(1.19)	(2.26)	(0.95)	(0.29)
Net Asset Value, End of Year	$22.76	$22.58	$23.83	$24.68	$23.81
Total Return [2,3]	10.61%	(0.28)%	6.01%	7.83%	12.40%
Ratio of net expenses to average net assets	1.15% [4]	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets[5]	1.26%	1.31%	1.44%	1.43%	1.37%
Ratio of net investment income to average net assets [2]	0.35%	0.46%	0.43%	0.50%	0.94%
Portfolio Turnover	41%	85%	36%	27%	35%
Net assets end of year (000’s) omitted	$18,186	$25,373	$26,607	$20,446	$22,425

164	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Balanced Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$22.50	$23.75	$24.60	$23.76	$21.41
Income (loss) from Investment Operations:
Net investment income [1,2]	0.09	0.13	0.12	0.14	0.23
Net realized and unrealized gain (loss) on investments	2.10	(0.17)	1.31	1.70	2.43
Total income (loss) from investment operations	2.19	(0.04)	1.43	1.84	2.66
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.17)	(0.20)	(0.26)	(0.31)
Net realized gain on investments	(1.88)	(1.04)	(2.08)	(0.74)	—
Total distributions to shareholders	(2.01)	(1.21)	(2.28)	(1.00)	(0.31)
Net Asset Value, End of Year	$22.68	$22.50	$23.75	$24.60	$23.76
Total Return [2,3]	10.70%	(0.19)%	6.13%	7.92%	12.53%
Ratio of net expenses to average net assets	1.09% [4]	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets[5]	1.20%	1.22%	1.34%	1.33%	1.27%
Ratio of net investment income to average net assets [2]	0.41%	0.55%	0.53%	0.60%	1.04%
Portfolio Turnover	41%	85%	36%	27%	35%
Net assets end of year (000’s) omitted	$3,213	$3,091	$3,518	$1,934	$1,839
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction from brokerage recapture amounting to less than 0.01%.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

AMG Funds	165

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$19.56	$26.67	$29.59	$28.68	$25.31
Income (loss) from Investment Operations:
Net investment income (loss) [1,2]	(0.02)	0.05	0.07	0.10	0.23
Net realized and unrealized gain (loss) on investments	3.20	(0.33)	2.06	2.93	5.07
Total income (loss) from investment operations	3.18	(0.28)	2.13	3.03	5.30
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.08)	(0.05)	(0.16)	(0.22)
Net realized gain on investments	(1.94)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(1.98)	(6.83)	(5.05)	(2.12)	(1.93)
Net Asset Value, End of Year	$20.76	$19.56	$26.67	$29.59	$28.68
Total Return [2,3]	17.99%	(1.77)%	7.93%	10.98%	22.61%
Ratio of net expenses to average net assets	1.15% [4]	1.12%	1.05%	1.03%	1.04%
Ratio of gross expenses to average net assets[5]	1.17%	1.12%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets [2]	(0.11)%	0.25%	0.28%	0.34%	0.88%
Portfolio Turnover	42%	64%	12%	47%	51%
Net assets end of year (000’s) omitted	$259,324	$519,008	$835,725	$1,344,317	$2,190,074

166	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$19.70	$26.82	$29.80	$28.87	$25.46
Income (loss) from Investment Operations:
Net investment income[1,2]	0.02	0.10	0.14	0.17	0.30
Net realized and unrealized gain (loss) on investments	3.20	(0.31)	2.06	2.96	5.10
Total income (loss) from investment operations	3.22	(0.21)	2.20	3.13	5.40
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.16)	(0.18)	(0.24)	(0.28)
Net realized gain on investments	(1.95)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(2.08)	(6.91)	(5.18)	(2.20)	(1.99)
Net Asset Value, End of Year	$20.84	$19.70	$26.82	$29.80	$28.87
Total Return [2,3]	18.21%	(1.51)%	8.21%	11.26%	22.95%
Ratio of net expenses to average net assets	0.92% [4]	0.87%	0.80%	0.78%	0.79%
Ratio of gross expenses to average net assets[5]	0.94%	0.87%	0.80%	0.78%	0.79%
Ratio of net investment income to average net assets [2]	0.12%	0.50%	0.53%	0.59%	1.13%
Portfolio Turnover	42%	64%	12%	47%	51%
Net assets end of year (000’s) omitted	$642,461	$820,318	$1,344,231	$2,784,650	$3,035,623

AMG Funds	167

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Growth Fund Class R	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$19.14	$26.22	$29.21	$28.33	$25.02
Income (loss) from Investment Operations:
Net investment income (loss) [1,2]	(0.07)	0.00 [6]	0.01	0.03	0.16
Net realized and unrealized gain (loss) on investments	3.15	(0.31)	2.01	2.91	5.01
Total income (loss) from investment operations	3.08	(0.31)	2.02	2.94	5.17
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.02)	(0.01)	(0.10)	(0.15)
Net realized gain on investments	(1.90)	(6.75)	(5.00)	(1.96)	(1.71)
Total distributions to shareholders	(1.93)	(6.77)	(5.01)	(2.06)	(1.86)
Net Asset Value, End of Year	$20.29	$19.14	$26.22	$29.21	$28.33
Total Return [2,3]	17.77%	(2.02)%	7.66%	10.74%	22.30%
Ratio of net expenses to average net assets	1.39% [4]	1.37%	1.30%	1.28%	1.29%
Ratio of gross expenses to average net assets[5]	1.41%	1.37%	1.30%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets [2]	(0.35)%	(0.02)%	0.03%	0.09%	0.63%
Portfolio Turnover	42%	64%	12%	47%	51%
Net assets end of year (000’s) omitted	$674	$5,458	$5,877	$7,701	$10,099
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction from brokerage recapture amounting to 0.01%.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[6]	Less than $0.005 or $(0.005) per share.

168	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Montag & Caldwell Mid Cap Growth Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$10.19	$11.57	$11.99	$12.77	$10.36
Income (loss) from Investment Operations:
Net investment loss[2]	(0.08) [3]	(0.07) [3]	(0.08)	(0.06) [3]	(0.07)
Net realized and unrealized gains on investments	1.92	0.02	0.65	1.20	2.58
Total income (loss) from investment operations	1.84	(0.05)	0.57	1.14	2.51
Less Distributions to Shareholders from:
Net investment income	(0.03)	-	-	-	-
Net realized gain on investments	(0.74)	(1.33)	(0.99)	(1.92)	(0.10)
Total distributions to shareholders	(0.77)	(1.33)	(0.99)	(1.92)	(0.10)
Net Asset Value, End of Year	$11.26	$10.19	$11.57	$11.99	$12.77
Total Return [2,4]	19.09%	(0.60)%	4.81%	9.75%	24.51%
Ratio of net expenses to average net assets	1.23% [6]	1.25%	1.25%	1.25%	1.25%
Ratio of gross expenses to average net assets[8]	1.86%	2.12%	2.10%	2.16%	1.85%
Ratio of net investment loss to average net assets[2]	(0.73)%	(0.64)%	(0.60)%	(0.55)%	(0.58)%
Portfolio Turnover	49%	39%	58%	33%	74%
Net assets end of year (000’s) omitted	$4,574	$4,216	$4,890	$7,633	$11,402

AMG Funds	169

Financial Highlights

	For the fiscal years ended October 31,			For the fiscal period ended October 31,
AMG Managers Montag & Caldwell Mid Cap Growth Fund Class I	2017	2016	2015	2014 [1]
Net Asset Value, Beginning of Period	$10.25	$11.61	$12.00	$11.36
Income (loss) from Investment Operations:
Net investment loss[2]	(0.05) [3]	(0.04) [3]	(0.04)	(0.04) [3]
Net realized and unrealized gains on investments	1.92	0.01	0.64	0.68
Total income (loss) from investment operations	1.87	(0.03)	0.60	0.64
Less Distributions to Shareholders from:
Net investment income	(0.06)	-	-	-
Net realized gain on investments	(0.74)	(1.33)	(0.99)	-
Total distributions to shareholders	(0.80)	(1.33)	(0.99)	-
Net Asset Value, End of Period	$11.32	$10.25	$11.61	$12.00
Total Return [2,4]	19.35%	(0.41)%	5.08%	5.63% [5]
Ratio of net expenses to average net assets	0.99% [6]	1.00%	1.00%	1.00% [7]
Ratio of gross expenses to average net assets[8]	1.62%	1.86%	1.85%	2.27% [7]
Ratio of net investment loss to average net assets[2]	(0.48)%	(0.38)%	(0.35)%	(0.68)% [7]
Portfolio Turnover	49%	39%	58%	33% [5]
Net assets end of period (000’s) omitted	$4,716	$3,982	$6,163	$3,867
[1]	The commencement of operations for Class I shares was May 13, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[5]	Not annualized.
[6]	Includes reduction from brokerage recapture amounting to 0.01%.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

170	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,			For the fiscal period ended October 31,
AMG Managers Pictet International Fund Class N	2017	2016	2015	2014 [1]
Net Asset Value, Beginning of Period	$9.61	$9.56	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.04 [3]	0.13 [3]	0.10 [3]	0.09
Net realized and unrealized gain (loss) on investments	2.22	0.00 [4]	0.17 [5]	(0.75)
Total income (loss) from investment operations	2.26	0.13	0.27	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.02)	(0.03)	-
Net realized gain on investments	(0.20)	(0.06)	(0.02)	-
Total distributions to shareholders	(0.27)	(0.08)	(0.05)	-
Net Asset Value, End of Period	$11.60	$9.61	$9.56	$9.34
Total Return [2,6]	24.30%	1.42% [7]	3.02%	(6.60)% [8]
Ratio of net expenses to average net assets	1.30%	1.40%	1.40%	1.40% [9]
Ratio of gross expenses to average net assets[10]	1.31%	1.41%	1.92%	3.26% [9]
Ratio of net investment income to average net assets [2]	0.38%	1.88%	1.06%	1.61% [9]
Portfolio Turnover	34%	38%	53%	26% [8]
Net assets end of period (000’s) omitted	$4,006	$131	$1,056	$984

AMG Funds	171

Financial Highlights

	For the fiscal years ended October 31,			For the fiscal period ended October 31,
AMG Managers Pictet International Fund Class I	2017	2016	2015	2014 [1]
Net Asset Value, Beginning of Period	$9.65	$9.60	$9.36	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.13 [3]	0.15 [3]	0.12 [3]	0.10
Net realized and unrealized gain (loss) on investments	2.16	0.00 [4]	0.19 [5]	(0.74)
Total income (loss) from investment operations	2.29	0.15	0.31	(0.64)
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.04)	(0.05)	-
Net realized gain on investments	(0.21)	(0.06)	(0.02)	-
Total distributions to shareholders	(0.35)	(0.10)	(0.07)	-
Net Asset Value, End of Period	$11.59	$9.65	$9.60	$9.36
Total Return [2,6]	24.55%	1.67% [11]	3.43%	(6.40)% [8]
Ratio of net expenses to average net assets	1.06%	1.15%	1.15%	1.15% [9]
Ratio of gross expenses to average net assets[10]	1.07%	1.15%	1.67%	3.01% [9]
Ratio of net investment income to average net assets [2]	1.28%	2.13%	1.31%	1.86% [9]
Portfolio Turnover	34%	38%	53%	26% [8]
Net assets end of period (000’s) omitted	$2,019,217	$1,336,050	$49,803	$8,467

172	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG Managers Pictet International Fund Class Z	2017 [12]
Net Asset Value, Beginning of Period	$11.40
Income (loss) from Investment Operations:
Net investment income[2]	0.00 [3,4]
Net realized and unrealized gains on investments	0.19
Total income from investment operations	0.19
Net Asset Value, End of Period	$11.59
Total Return [2,6]	1.67% [8]
Ratio of net expenses to average net assets	0.94% [9]
Ratio of gross expenses to average net assets[10]	0.95% [9]
Ratio of net investment loss to average net assets[2]	(0.36)% [9]
Portfolio Turnover	34% [8]
Net assets end of period (000’s) omitted	$254
[1]	The commencement of operations for Class N and Class I shares was April 11, 2014.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	Less than $0.005 or $(0.005) per share.
[5]	Includes capital contribution of $0.01 per share.
[6]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[7]	The total return would have been 1.32% had the capital contribution not been included.
[8]	Not annualized.
[9]	Annualized.
[10]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[11]	The total return would have been 1.57% had the capital contribution not been included.
[12]	The commencement of operations for Class Z shares was October 2, 2017.

AMG Funds	173

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Silvercrest Small Cap Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$15.43	$15.20	$15.20	$14.54	$10.90
Income from Investment Operations:
Net investment income (loss)[1]	(0.02) [2]	0.02 [2]	0.01 [2]	0.01	0.01 [2]
Net realized and unrealized gains on investments	4.00	0.80	0.31	1.16	3.77
Total income from investment operations	3.98	0.82	0.32	1.17	3.78
Less Distributions to Shareholders from:
Net investment income	-	(0.04)	(0.02)	(0.00) [3]	(0.11)
Net realized gain on investments	(0.13)	(0.55)	(0.30)	(0.51)	(0.03)
Total distributions to shareholders	(0.13)	(0.59)	(0.32)	(0.51)	(0.14)
Net Asset Value, End of Year	$19.28	$15.43	$15.20	$15.20	$14.54
Total Return [1,4]	25.83%	5.73%	2.14%	8.18%	35.09%
Ratio of net expenses to average net assets	1.37% [5]	1.40%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets[6]	1.43%	1.45%	1.47%	1.61%	2.05%
Ratio of net investment income (loss) to average net assets [1]	(0.12)%	0.16%	0.04%	0.04%	0.04%
Portfolio Turnover	40%	32%	36%	32%	37%
Net assets end of year (000’s) omitted	$25,451	$20,228	$19,061	$6,673	$4,049

174	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG Managers Silvercrest Small Cap Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$15.56	$15.30	$15.27	$14.59	$10.93
Income from Investment Operations:
Net investment income[1]	0.02 [2]	0.06 [2]	0.04 [2]	0.05	0.04 [2]
Net realized and unrealized gains on investments	4.03	0.81	0.32	1.17	3.78
Total income from investment operations	4.05	0.87	0.36	1.22	3.82
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.06)	(0.03)	(0.03)	(0.13)
Net realized gain on investments	(0.13)	(0.55)	(0.30)	(0.51)	(0.03)
Total distributions to shareholders	(0.17)	(0.61)	(0.33)	(0.54)	(0.16)
Net Asset Value, End of Year	$19.44	$15.56	$15.30	$15.27	$14.59
Total Return [1,4]	26.07%	6.04%	2.37%	8.47%	35.39%
Ratio of net expenses to average net assets	1.12% [5]	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets[6]	1.18%	1.21%	1.22%	1.36%	1.80%
Ratio of net investment income to average net assets [1]	0.12%	0.40%	0.29%	0.29%	0.29%
Portfolio Turnover	40%	32%	36%	32%	37%
Net assets end of year (000’s) omitted	$241,626	$181,964	$145,402	$62,215	$29,219

AMG Funds	175

Financial Highlights

For the fiscal period ended October 31,
AMG Managers Silvercrest Small Cap Fund Class Z	2017 [7]
Net Asset Value, Beginning of Period	$19.24
Income from Investment Operations:
Net investment loss[1]	(0.01) [2]
Net realized and unrealized gains on investments	0.22
Total income from investment operations	0.21
Net Asset Value, End of Period	$19.45
Total Return[1,4]	1.09% [8]
Ratio of net expenses to average net assets	1.08% [5,9]
Ratio of gross expenses to average net assets[6]	1.08% [9]
Ratio of net investment loss to average net assets[1]	(0.44)% [9]
Portfolio Turnover	40% [8]
Net assets end of period (000’s) omitted	$206
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Less than $0.005 or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[5]	Includes reduction of brokerage recapture amounting to 0.03%, 0.03% and 0.01% for Class N, Class I and Class Z, respectively.
[6]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[7]	The commencement of operations for Class Z shares was October 2, 2017.
[8]	Not annualized.
[9]	Annualized.

176	AMG Funds

Financial Highlights

	For the fiscal year ended October 31,	For the fiscal period ended October 31,
AMG Managers Value Partners Asia Dividend Fund Class N	2017	2016 [1]
Net Asset Value, Beginning of Period	$10.63	$10.00
Income from Investment Operations:
Net investment income [2,3]	0.31	0.24
Net realized and unrealized gains on investments	2.68	0.59
Total income from investment operations	2.99	0.83
Less Distributions to Shareholders from:
Net investment income	(0.41)	(0.20)
Net realized gain on investments	(0.30)	—
Total distributions to shareholders	(0.71)	(0.20)
Net Asset Value, End of Period	$12.91	$10.63
Total Return [3,4]	29.71%	8.39% [5]
Ratio of net expenses to average net assets	1.17%	1.40% [6]
Ratio of gross expenses to average net assets [7]	2.25%	4.18% [6]
Ratio of net investment income to average net assets[3]	2.69%	2.74% [6]
Portfolio Turnover	86%	51% [5]
Net assets end of period (000’s) omitted	$1,195	$808

AMG Funds	177

Financial Highlights

	For the fiscal year ended October 31,	For the fiscal period ended October 31,
AMG Managers Value Partners Asia Dividend Fund Class I	2017	2016 [1]
Net Asset Value, Beginning of Period	$10.63	$10.00
Income from Investment Operations:
Net investment income [2,3]	0.31	0.27
Net realized and unrealized gains on investments	2.67	0.58
Total income from investment operations	2.98	0.85
Less Distributions to Shareholders from:
Net investment income	(0.40)	(0.22)
Net realized gain on investments	(0.30)	-
Total distributions to shareholders	(0.70)	(0.22)
Net Asset Value, End of Period	$12.91	$10.63
Total Return [3,4]	29.79%	8.60% [5]
Ratio of net expenses to average net assets	1.15%	1.15%[6]
Ratio of gross expenses to average net assets[7]	2.23%	3.94% [6]
Ratio of net investment income to average net assets [3]	2.71%	2.99%[6]
Portfolio Turnover	86%	51% [5]
Net assets end of period (000’s) omitted	$9,273	$7,283
[1]	The commencement of operations was December 16, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

178	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Dividend All Cap Value Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.18	$12.67	$14.05	$13.99	$11.67
Income from Investment Operations:
Net investment income[1]	0.22 [2]	0.24 [2]	0.21	0.42	0.30
Net realized and unrealized gain (loss) on investments	1.54	0.65	(0.20)	0.89	2.73
Total income from investment operations	1.76	0.89	0.01	1.31	3.03
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.22)	(0.22)	(0.44)	(0.27)
Net realized gain on investments	(0.86)	(1.16)	(1.17)	(0.81)	(0.44)
Total distributions to shareholders	(1.07)	(1.38)	(1.39)	(1.25)	(0.71)
Net Asset Value, End of Year	$12.87	$12.18	$12.67	$14.05	$13.99
Total Return [1,3]	14.79%	7.88%	(0.23)%	9.89%	27.47%
Ratio of net expenses to average net assets	1.11% [4]	1.10%	1.10%	1.09%	1.09%
Ratio of gross expenses to average net assets[5]	1.12%	1.10%	1.10%	1.09%	1.09%
Ratio of net investment income to average net assets [1]	1.75%	2.00%	1.62%	2.96%	2.38%
Portfolio Turnover	28%	47%	27%	32%	35%
Net assets end of year (000’s) omitted	$136,534	$295,797	$214,789	$349,937	$449,130

AMG Funds	179

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Dividend All Cap Value Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.17	$12.66	$14.04	$13.98	$11.66
Income from Investment Operations:
Net investment income[1]	0.24 [2]	0.28 [2]	0.25	0.44	0.34
Net realized and unrealized gain (loss) on investments	1.55	0.64	(0.20)	0.90	2.72
Total income from investment operations	1.79	0.92	0.05	1.34	3.06
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.25)	(0.26)	(0.47)	(0.30)
Net realized gain on investments	(0.86)	(1.16)	(1.17)	(0.81)	(0.44)
Total distributions to shareholders	(1.10)	(1.41)	(1.43)	(1.28)	(0.74)
Net Asset Value, End of Year	$12.86	$12.17	$12.66	$14.04	$13.98
Total Return [1,3]	15.07%	8.15%	0.02%	10.18%	27.81%
Ratio of net expenses to average net assets	0.86% [4]	0.85%	0.85%	0.84%	0.84%
Ratio of gross expenses to average net assets[5]	0.87%	0.85%	0.85%	0.84%	0.84%
Ratio of net investment income to average net assets [1]	1.93%	2.30%	1.87%	3.21%	2.63%
Portfolio Turnover	28%	47%	27%	32%	35%
Net assets end of year (000’s) omitted	$788,023	$555,064	$635,189	$788,322	$779,859

180	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Dividend All Cap Value Fund Class Z	2017 [6]
Net Asset Value, Beginning of Period	$12.80
Income from Investment Operations:
Net investment income [1]	0.01 [2]
Net realized and unrealized gains on investments	0.07
Total income from investment operations	0.08
Less Distributions to Shareholders from:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)
Net Asset Value, End of Period	$12.86
Total Return [1,3]	0.59% [7]
Ratio of net expenses to average net assets	0.78%[4,8]
Ratio of gross expenses to average net assets[5]	0.79% [8]
Ratio of net investment income to average net assets[1]	0.79%[8]
Portfolio Turnover	28% [7]
Net assets end of period (000’s) omitted	$257
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction from broker recapture amounting to less than 0.01%.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[6]	The commencement of operations for Class Z shares was October 2, 2017.
[7]	Not annualized.
[8]	Annualized.

AMG Funds	181

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Dividend All Cap Value Fund II Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$13.52	$12.99	$13.69	$12.89	$10.44
Income (loss) from Investment Operations:
Net investment income[1]	0.24 [2]	0.26 [2]	0.22 [2]	0.36	0.22
Net realized and unrealized gain (loss) on investments	1.80	0.71	(0.26)	0.96	2.46
Total income (loss) from investment operations	2.04	0.97	(0.04)	1.32	2.68
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.25)	(0.23)	(0.38)	(0.23)
Net realized gain on investments	(0.56)	(0.19)	(0.43)	(0.14)	(0.00) [3]
Total distributions to shareholders	(0.76)	(0.44)	(0.66)	(0.52)	(0.23)
Net Asset Value, End of Year	$14.80	$13.52	$12.99	$13.69	$12.89
Total Return [1,4]	15.33%	7.61%	(0.47)%	10.46%	25.99%
Ratio of net expenses to average net assets	1.20% [5]	1.18%	1.15%	1.25%	1.30%
Ratio of gross expenses to average net assets[6]	1.20%	1.18%	1.15%	1.17%	1.37%
Ratio of net investment income to average net assets [1]	1.69%	1.99%	1.62%	2.72%	1.76%
Portfolio Turnover	27%	34%	35%	29%	28%
Net assets end of year (000’s) omitted	$3,090	$3,394	$2,930	$7,037	$3,634

182	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Dividend All Cap Value Fund II Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$13.53	$13.00	$13.69	$12.89	$10.45
Income (loss) from Investment Operations:
Net investment income[1]	0.28 [2]	0.29 [2]	0.25 [2]	0.39	0.25
Net realized and unrealized gain (loss) on investments	1.80	0.71	(0.25)	0.96	2.45
Total income from investment operations	2.08	1.00	-	1.35	2.70
Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.28)	(0.26)	(0.41)	(0.26)
Net realized gain on investments	(0.56)	(0.19)	(0.43)	(0.14)	(0.00) [3]
Total distributions to shareholders	(0.79)	(0.47)	(0.69)	(0.55)	(0.26)
Net Asset Value, End of Year	$14.82	$13.53	$13.00	$13.69	$12.89
Total Return [1,4]	15.65%	7.87%	(0.13)%	10.73%	26.30%
Ratio of net expenses to average net assets	0.91% [5]	0.93%	0.90%	1.00%	1.05%
Ratio of gross expenses to average net assets[6]	0.91%	0.93%	0.90%	0.92%	1.12%
Ratio of net investment income to average net assets [1]	1.96%	2.24%	1.87%	2.97%	2.01%
Portfolio Turnover	27%	34%	35%	29%	28%
Net assets end of year (000’s) omitted	$118,876	$114,532	$121,414	$125,660	$86,240

AMG Funds	183

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Dividend All Cap Value Fund II Class Z	2017 [7]
Net Asset Value, Beginning of Period	$14.74
Income (loss) from Investment Operations:
Net investment loss[1]	(0.01) [2]
Net realized and unrealized gains on investments	0.11
Total income from investment operations	0.10
Less Distributions to Shareholders from:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)
Net Asset Value, End of Period	$14.82
Total Return [1,4]	0.65% [8]
Ratio of net expenses to average net assets	0.90%[5,9]
Ratio of gross expenses to average net assets[6]	0.90% [9]
Ratio of net investment loss to average net assets[1]	(0.47)% [9]
Portfolio Turnover	27% [8]
Net assets end of period (000’s) omitted	$321
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Less than $0.005 or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[5]	Includes reduction from broker recapture amounting to less than 0.01%.
[6]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[7]	The commencement of operations for Class Z shares was October 2, 2017.
[8]	Not annualized.
[9]	Annualized.

184	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,	For the fiscal period ended October 31,
AMG River Road Focused Absolute Value Fund Class N	2017	2016 [1]
Net Asset Value, Beginning of Period	$10.85	$10.00
Income (loss) from Investment Operations:
Net investment income (loss) [2,3]	(0.01)	0.04
Net realized and unrealized gains on investments	1.85	0.81
Total income from investment operations	1.84	0.85
Less Distributions to Shareholders from:
Net investment income	(0.09)	-
Net realized gain on investments	(0.73)	-
Total distributions to shareholders	(0.82)	-
Net Asset Value, End of Period	$11.87	$10.85
Total Return [3,4]	17.42%	8.50% [5]
Ratio of net expenses to average net assets	0.97% [6]	1.12% [7]
Ratio of gross expenses to average net assets[8]	1.50%	3.15% [7]
Ratio of net investment income (loss) to average net assets [3]	(0.09)%	0.39% [7]
Portfolio Turnover	112%	146% [5,9]
Net assets end of period (000’s) omitted	$7,448	$489

AMG Funds	185

Financial Highlights

	For the fiscal years ended October 31,	For the fiscal period ended October 31,
AMG River Road Focused Absolute Value Fund Class I	2017	2016 [1]
Net Asset Value, Beginning of Period	$10.88	$10.00
Income (loss) from Investment Operations:
Net investment income [2,3]	0.06	0.08
Net realized and unrealized gains on investments	1.81	0.80
Total income from investment operations	1.87	0.88
Less Distributions to Shareholders from:
Net investment income	(0.10)	-
Net realized gain on investments	(0.73)	-
Total distributions to shareholders	(0.83)	-
Net Asset Value, End of Period	$11.92	$10.88
Total Return [3,4]	17.72%	8.80% [5]
Ratio of net expenses to average net assets	0.73% [6]	0.75% [7]
Ratio of gross expenses to average net assets[8]	1.20%	2.90% [7]
Ratio of net investment income to average net assets[3]	0.50%	0.81% [7]
Portfolio Turnover	112%	146% [5,9]
Net assets end of period (000’s) omitted	$17,106	$11,312

186	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Focused Absolute Value Fund Class Z	2017 [10]
Net Asset Value, Beginning of Period	$12.18
Income (loss) from Investment Operations:
Net investment loss[2,3]	(0.01)
Net realized and unrealized loss on investments	(0.25)
Total loss from investment operations	(0.26)
Net Asset Value, End of Period	$11.92
Total Return [3,4]	(2.13)% [5]
Ratio of net expenses to average net assets	0.70%[6,7]
Ratio of gross expenses to average net assets [8]	1.32% [7]
Ratio of net investment loss to average net assets[3]	(0.59)% [7]
Portfolio Turnover	112% [5]
Net assets end of period (000’s) omitted	$61
[1]	The commencement of operations for Class N and Class I shares was November 3, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[5]	Not annualized.
[6]	Includes reduction from broker recapture amounting to 0.03%, 0.02% and less than 0.01% for Class N, Class I and Class Z, respectively.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was October 2, 2017.

AMG Funds	187

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Long-Short Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$11.04	$11.48	$11.35	$12.02	$10.73
Income (loss) from Investment Operations:
Net investment loss[1]	(0.25) [2]	(0.19) [2]	(0.14) [2]	(0.19)	(0.17) [2]
Net realized and unrealized gain (loss) on investments	1.54	0.13	0.57	(0.19)	2.02
Total income (loss) from investment operations	1.29	(0.06)	0.43	(0.38)	1.85
Less Distributions to Shareholders from:
Net realized gain on investments	-	(0.38)	(0.30)	(0.29)	(0.56)
Total distributions to shareholders	-	(0.38)	(0.30)	(0.29)	(0.56)
Net Asset Value, End of Year	$12.33	$11.04	$11.48	$11.35	$12.02
Total Return [1,3]	11.69%	(0.52)%	3.79%	(3.27)%	18.14%
Ratio of net expenses to average net assets[4]	3.60% [5]	3.46%	2.89%	2.58%	2.38%
Ratio of gross expenses to average net assets[6]	3.75%	3.62%	2.87%	2.53%	2.54%
Ratio of net investment loss to average net assets[1]	(2.23)%	(1.75)%	(1.19)%	(1.590)%	(1.46)%
Portfolio Turnover	186%	298%	279%	303%	291%
Net assets end of year (000’s) omitted	$5,508	$8,713	$27,983	$109,140	$108,966

188	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,				For the fiscal period ended October 31,
AMG River Road Long-Short Fund Class I	2017	2016	2015	2014	2013 [7]
Net Asset Value, Beginning of Period	$11.15	$11.56	$11.40	$12.05	$10.96
Income (loss) from Investment Operations:
Net investment loss [1]	(0.24) [2]	(0.18) [2]	(0.11) [2]	(0.16)	(0.10) [2]
Net realized and unrealized gain (loss) on investments	1.57	(0.15)	0.57	(0.20)	1.19
Total income (loss) from investment operations	1.33	(0.03)	0.46	(0.36)	1.09
Less Distributions to Shareholders from:
Net realized gain on investments	-	(0.38)	(0.30)	(0.29)	-
Total distributions to shareholders	-	(0.38)	(0.30)	(0.29)	-
Net Asset Value, End of Period	$12.48	$11.15	$11.56	$11.40	$12.05
Total Return [1,3]	11.93%	(0.24)%	4.04%	(3.01)%	9.85% [8]
Ratio of net expenses to average net assets [4]	3.35% [5]	3.24%	2.64%	2.33%	2.10% [9]
Ratio of gross expenses to average net assets[6]	3.50%	3.39%	2.62%	2.28%	2.20% [9]
Ratio of net investment loss to average net assets[1]	(1.98)%	(1.67)%	(0.94)%	(1.34)%	(1.33)% [9]
Portfolio Turnover	186%	298%	279%	303.0%	291% [8]
Net assets end of period (000’s) omitted	$29,030	$37,549	$49,088	$110,271	$71,175

AMG Funds	189

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Long-Short Fund Class Z	2017 [10]
Net Asset Value, Beginning of Period	$12.53
Income (loss) from Investment Operations:
Net investment loss[1]	(0.02) [2]
Net realized and unrealized loss on investments	(0.02)
Total loss from investment operations	(0.04)
Net Asset Value, End of Period	$12.49
Total Return [1,3]	(0.32)% [8]
Ratio of net expenses to average net assets[4]	3.38%[5,9]
Ratio of gross expenses to average net assets[6]	3.38% [9]
Ratio of net investment loss to average net assets[1]	(2.74)% [9]
Portfolio Turnover	186% [8]
Net assets end of period (000’s) omitted	$25
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.48%, 1.23% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2017, and 1.70% and 1.45% for Class N and Class I, respectively, for each of the fiscal periods ended 2016, 2015, 2014 and 2014.
[5]	Includes reduction of brokerage recapture amounting to 0.02%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively.
[6]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[7]	The commencement of operations was March 1, 2013.
[8]	Not annualized.
[9]	Annualized.
[10]	Commencement of operations was on October 2, 2017.

190	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Small-Mid Cap Value Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$7.04	$7.63	$8.77	$10.28	$8.50
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.03)	(0.04)	(0.04)	(0.03)	0.07
Net realized and unrealized gains on investments	1.81	0.56	0.33	0.03	2.34
Total income from investment operations	1.78	0.52	0.29	-	2.41
Less Distributions to Shareholders from:
Net investment income	(0.01)	-	-	(0.02)	(0.12)
Net realized gain on investments	(0.58)	(1.11)	(1.43)	(1.49)	(0.51)
Total distributions to shareholders	(0.59)	(1.11)	(1.43)	(1.51)	(0.63)
Net Asset Value, End of Year	$8.23	$7.04	$7.63	$8.77	$10.28
Total Return [2,3]	26.18%	8.55%	3.26%	(0.23)%	30.44%
Ratio of net expenses to average net assets	1.35% [4]	1.50%	1.49%	1.45%	1.46%
Ratio of gross expenses to average net assets[5]	1.46%	1.62%	1.49%	1.45%	1.46%
Ratio of net investment income (loss) to average net assets [2]	(0.33)%	(0.52)%	(0.52)%	(0.36)%	0.78%
Portfolio Turnover	57%	65%	59%	64%	71%
Net assets end of year (000’s) omitted	$7,810	$4,942	$5,038	$8,388	$19,099

AMG Funds	191

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Small-Mid Cap Value Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$7.16	$7.76	$8.88	$10.38	$8.58
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.00	(0.02)	(0.02)	(0.01)	0.10
Net realized and unrealized gains on investments	1.84	0.55	0.33	0.04	2.36
Total income from investment operations	1.84	0.53	0.31	0.03	2.46
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.02)	-	(0.04)	(0.15)
Net realized gain on investments	(0.59)	(1.11)	(1.43)	(1.49)	(0.51)
Total distributions to shareholders	(0.62)	(1.13)	(1.43)	(1.53)	(0.66)
Net Asset Value, End of Year	$8.38	$7.16	$7.76	$8.88	$10.38
Total Return [2,3]	26.63%	8.64%	3.60%	0.00%	30.74%
Ratio of net expenses to average net assets	1.10% [4]	1.25%	1.24%	1.20%	1.21%
Ratio of gross expenses to average net assets[5]	1.21%	1.38%	1.24%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets[2]	(0.06)%	(0.24)%	(0.27)%	(0.11)%	1.03%
Portfolio Turnover	57%	65%	59%	64%	71%
Net assets end of year (000’s) omitted	$36,547	$34,913	$92,073	$176,166	$198,220

192	AMG Funds

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Small-Mid Cap Value Fund Class Z	2017 [6]
Net Asset Value, Beginning of Period	$8.48
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)
Net realized and unrealized loss on investments	(0.10)
Total loss from investment operations	(0.11)
Net Asset Value, End of Period	$8.37
Total Return [2,3]	(1.30)% [7]
Ratio of net expenses to average net assets	1.04% [4,8]
Ratio of gross expenses to average net assets[5]	1.48% [8]
Ratio of net investment loss to average net assets[2]	(0.71)% [8]
Portfolio Turnover	57% [7]
Net assets end of period (000’s) omitted	$49
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction of brokerage recapture amounting to 0.01%.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[6]	The commencement of operations was October 2, 2017.
[7]	Not annualized.
[8]	Annualized.

AMG Funds	193

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Small Cap Value Fund Class N	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.29	$12.20	$13.53	$17.05	$13.56
Income from Investment Operations:
Net investment income (loss)[1]	(0.05) [2]	(0.04) [2]	(0.06) [2]	(0.04) [2]	0.16
Net realized and unrealized gains on investments	2.88	0.85	0.72	0.14	3.98
Total income from investment operations	2.83	0.81	0.66	0.10	4.14
Less Distributions to Shareholders from:
Net investment income	-	-	-	(0.04)	(0.22)
Net realized gain on investments	(0.66)	(0.72)	(1.99)	(3.58)	(0.43)
Total distributions to shareholders	(0.66)	(0.72)	(1.99)	(3.62)	(0.65)
Net Asset Value, End of Year	$14.46	$12.29	$12.20	$13.53	$17.05
Total Return [1,3]	23.43%	7.22%	5.15%	(0.05)%	31.98%
Ratio of net expenses to average net assets	1.35% [4]	1.34%	1.34%	1.33%	1.34%
Ratio of gross expenses to average net assets[5]	1.36%	1.34%	1.34%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets[1]	(0.36)%	(0.31)%	(0.45)%	(0.26)%	1.03%
Portfolio Turnover	42%	57%	61%	66%	56%
Net assets end of year (000’s) omitted	$31,657	$21,765	$25,246	$49,049	$56,793

194	AMG Funds

Financial Highlights

	For the fiscal years ended October 31,
AMG River Road Small Cap Value Fund Class I	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$12.44	$12.31	$13.60	$17.13	$13.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.01) [2]	(0.01) [2]	(0.03) [2]	(0.00) [2,6]	0.19
Net realized and unrealized gains on investments	2.92	0.86	0.73	0.13	4.01
Total income from investment operations	2.91	0.85	0.70	0.13	4.20
Less Distributions to Shareholders from:
Net investment income	-	-	-	(0.08)	(0.26)
Net realized gain on investments	(0.67)	(0.72)	(1.99)	(3.58)	(0.43)
Total distributions to shareholders	(0.67)	(0.72)	(1.99)	(3.66)	(0.69)
Net Asset Value, End of Year	$14.68	$12.44	$12.31	$13.60	$17.13
Total Return [1,3]	23.80%	7.50%	5.45%	0.16%	32.36%
Ratio of net expenses to average net assets	1.10% [4]	1.09%	1.09%	1.08%	1.09%
Ratio of gross expenses to average net assets[5]	1.11%	1.09%	1.09%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets[1]	(0.11)%	(0.06)%	(0.20)%	(0.01)%	1.28%
Portfolio Turnover	42%	57%	61%	66%	56%
Net assets end of year (000’s) omitted	$279,574	$246,753	$245,192	$250,173	$252,804

AMG Funds	195

Financial Highlights

For the fiscal period ended October 31,
AMG River Road Small Cap Value Fund Class Z	2017 [7]
Net Asset Value, Beginning of Period	$14.68
Income from Investment Operations:
Net investment loss[1]	(0.01) [2]
Net realized and unrealized gains on investments	0.01
Total income from investment operations	-
Net Asset Value, End of Period	$14.68
Total Return [1,3]	0.00% [8]
Ratio of net expenses to average net assets	1.03% [9]
Ratio of gross expenses to average net assets[5]	1.03% [9]
Ratio of net investment loss to average net assets[1]	(0.58)% [9]
Portfolio Turnover	42% [8]
Net assets end of period (000’s) omitted	$154
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.
[4]	Includes reduction of brokerage recapture amounting to less than 0.01%.
[5]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.
[6]	Less than $0.005 or $(0.005) per share.
[7]	The commencement of operations was October 2, 2017.
[8]	Not annualized.
[9]	Annualized.

196	AMG Funds

How To Contact Us

AMG GW&K U.S. Small Cap Growth Fund
AMG Managers DoubleLine Core Plus Bond Fund
AMG Managers Fairpointe ESG Equity Fund
AMG Managers Fairpointe Mid Cap Fund
AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Lake Partners LASSO Alternatives Fund
AMG Managers LMCG Small Cap Growth Fund
AMG Managers Montag & Caldwell Balanced Fund
AMG Managers Montag & Caldwell Growth Fund
AMG Managers Montag & Caldwell Mid Cap Growth Fund
AMG Managers Pictet International Fund
AMG Managers Silvercrest Small Cap Fund
AMG Managers Value Partners Asia Dividend Fund
AMG River Road Dividend All Cap Value Fund
AMG River Road Dividend All Cap Value Fund II
AMG River Road Focused Absolute Value Fund
AMG River Road Long-Short Fund
AMG River Road Small-Mid Cap Value Fund
AMG River Road Small Cap Value Fund
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.835.3879
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
Mutual Funds Custody
111 Sander Creek Parkway 2nd Floor
East Syracuse, New York 13057
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

AMG Funds	197

AMG Funds
Prospectus
March 1, 2018

Where to find additional information
The Funds' Statement of Additional Information (the “SAI”) contains additional information about the Funds and its investments. Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Funds:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Funds, including the Funds' current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds' SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2018 AMG Funds LLC
Investment Company Act Registration Number 811-06520

www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P092-0318

AMG FUNDS IV

AMG GW&K U.S. SMALL CAP GROWTH FUND

CLASS N: ATASX

CLASS I: ATSIX

CLASS Z: ATAZX

AMG MANAGERS DOUBLELINE CORE PLUS BOND FUND

CLASS N: ADBLX

CLASS I: ADLIX

CLASS Z: ADZIX

AMG MANAGERS FAIRPOINTE ESG EQUITY FUND

(formerly AMG Managers Fairpointe Focused Equity Fund)

CLASS N: AFPTX

CLASS I: AFFEX

AMG MANAGERS FAIRPOINTE MID CAP FUND

CLASS N: CHTTX

CLASS I: ABMIX

CLASS Z: ABIZX

AMG MANAGERS GUARDIAN CAPITAL GLOBAL DIVIDEND FUND

CLASS N: AGCNX

CLASS I: AGCDX

AMG MANAGERS LAKE PARTNERS LASSO ALTERNATIVES FUND

CLASS N: ALSNX

CLASS I: ALSOX

AMG MANAGERS LMCG SMALL CAP GROWTH FUND

CLASS N: ACWDX

CLASS I: ACWIX

AMG MANAGERS MONTAG & CALDWELL BALANCED FUND

CLASS N: MOBAX

CLASS I: MOBIX

AMG MANAGERS MONTAG & CALDWELL GROWTH FUND

CLASS N: MCGFX

CLASS I: MCGIX

CLASS R: MCRGX

AMG MANAGERS MONTAG & CALDWELL MID CAP GROWTH FUND

CLASS N: AMCMX

CLASS I: AMMCX

AMG MANAGERS PICTET INTERNATIONAL FUND

CLASS N: APINX

CLASS I: APCTX

CLASS Z: APCZX

AMG MANAGERS SILVERCREST SMALL CAP FUND

CLASS N: ASCTX

CLASS I: ACRTX

CLASS Z: ACZTX

AMG MANAGERS VALUE PARTNERS ASIA DIVIDEND FUND

CLASS N: AVADX

CLASS I: AAVPX

AMG RIVER ROAD DIVIDEND ALL CAP VALUE FUND

CLASS N: ARDEX

CLASS I: ARIDX

CLASS Z: ARZDX

AMG RIVER ROAD DIVIDEND ALL CAP VALUE FUND II

CLASS N: ADVTX

CLASS I: ADIVX

CLASS Z: ADVZX

AMG RIVER ROAD FOCUSED ABSOLUTE VALUE FUND

CLASS N: ARRFX

CLASS I: AFAVX

CLASS Z: ARRZX

AMG RIVER ROAD LONG-SHORT FUND

CLASS N: ARLSX

CLASS I: ALSIX

CLASS Z: ARLZX

AMG RIVER ROAD SMALL-MID CAP VALUE FUND

(formerly AMG River Road Select Value Fund)

CLASS N: ARSMX

CLASS I: ARIMX

CLASS Z: ARSZX

AMG RIVER ROAD SMALL CAP VALUE FUND

CLASS N: ARSVX

CLASS I: ARSIX

CLASS Z: ARZMX

STATEMENT OF ADDITIONAL INFORMATION

DATED March 1, 2018

You can obtain a free copy of the prospectus for each of AMG GW&K U.S. Small Cap Growth Fund, AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe ESG Equity Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Lake Partners LASSO Alternatives Fund, AMG Managers LMCG Small Cap Growth

Fund, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Montag & Caldwell Mid Cap Growth Fund, AMG Managers Pictet International Fund, AMG Managers Silvercrest Small Cap Fund, AMG Managers Value Partners Asia Dividend Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund (each a “Fund,” and collectively the “Funds”), each dated March 1, 2018, as supplemented from time to time (the “Prospectus”), by calling AMG Funds LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com. The Funds’ Prospectus provides basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund’s Prospectus.

The Funds’ audited financial statements for the fiscal year ended October 31, 2017 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended October 31, 2017, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

i

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to AMG GW&K U.S. Small Cap Growth Fund (the “U.S. Small Cap Growth Fund”), AMG Managers DoubleLine Core Plus Bond Fund (the “Core Plus Bond Fund”), AMG Managers Fairpointe ESG Equity Fund (the “ESG Equity Fund”), AMG Managers Fairpointe Mid Cap Fund (the “Mid Cap Fund”), AMG Managers Guardian Capital Global Dividend Fund (the “Global Dividend Fund”), AMG Managers Lake Partners LASSO Alternatives Fund (the “Alternatives Fund”), AMG Managers LMCG Small Cap Growth Fund (the “Small Cap Growth Fund”), AMG Managers Montag & Caldwell Balanced Fund (the “Balanced Fund”), AMG Managers Montag & Caldwell Growth Fund (the “Growth Fund”), AMG Managers Montag & Caldwell Mid Cap Growth Fund (the “Mid Cap Growth Fund”), AMG Managers Pictet International Fund (the “International Fund”), AMG Managers Silvercrest Small Cap Fund (the “Small Cap Fund”), AMG Managers Value Partners Asia Dividend Fund (the “Asia Dividend Fund”), AMG River Road Dividend All Cap Value Fund (the “All Cap Value Fund”), AMG River Road Dividend All Cap Value Fund II (the “All Cap Value Fund II”), AMG River Road Focused Absolute Value Fund (the “Focused Absolute Value Fund”), AMG River Road Long-Short Fund (the “Long-Short Fund”), AMG River Road Small-Mid Cap Value Fund (the “Small-Mid Cap Value Fund”) and AMG River Road Small Cap Value Fund (the “Small Cap Value Fund”) (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of AMG Funds IV, a Delaware statutory trust (the “Trust”), and part of the AMG Funds Family of Funds, a mutual fund complex comprised of 63 different funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”). The Trust was organized on September 10, 1993.

Each of the U.S. Small Cap Growth Fund, the Core Plus Bond Fund, the Mid Cap Fund, the International Fund, the Small Cap Fund, the All Cap Value Fund, the All Cap Value Fund II, the Focused Absolute Value Fund, the Long-Short Fund, the Small-Mid Cap Value Fund and the Small Cap Value Fund has established three classes of shares: Class N, Class I and Class Z. The Growth Fund has established three classes of shares: Class N, Class I and Class R. Each of the ESG Equity Fund, the Global Dividend Fund, the Alternatives Fund, the Small Cap Growth Fund, the Balanced Fund, the Mid Cap Growth Fund and the Asia Dividend Fund has established two classes of shares: Class N and Class I.

Effective October 1, 2017, the ESG Equity Fund changed its name from AMG Managers Fairpointe Focused Equity Fund to AMG Managers Fairpointe ESG Equity Fund.

Effective as of June 30, 2017, the Small-Mid Cap Value Fund changed its name from AMG River Road Select Value Fund to AMG River Road Small-Mid Cap Value Fund.

Effective as of October 1, 2016, Aston Funds changed its name to AMG Funds IV. Effective as of October 1, 2016, each Fund’s name changed as follows:

Former Name	Name as of October 1, 2016
ASTON Small Cap Fund	AMG GW&K U.S. Small Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	AMG Managers DoubleLine Core Plus Bond Fund
ASTON/Fairpointe Focused Equity Fund	AMG Managers Fairpointe Focused Equity Fund
ASTON/Fairpointe Mid Cap Fund	AMG Managers Fairpointe Mid Cap Fund
ASTON/Guardian Capital Global Dividend Fund	AMG Managers Guardian Capital Global Dividend Fund
ASTON/Lake Partners LASSO Alternatives Fund	AMG Managers Lake Partners LASSO Alternatives Fund
ASTON/LMCG Small Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund

Former Name	Name as of October 1, 2016
ASTON/Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Balanced Fund
ASTON/Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Growth Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund
ASTON/Pictet International Fund	AMG Managers Pictet International Fund
ASTON/Silvercrest Small Cap Fund	AMG Managers Silvercrest Small Cap Fund
ASTON/Value Partners Asia Dividend Fund	AMG Managers Value Partners Asia Dividend Fund
ASTON/River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund
ASTON/River Road Dividend All Cap Value Fund II	AMG River Road Dividend All Cap Value Fund II
ASTON/River Road Focused Absolute Value Fund	AMG River Road Focused Absolute Value Fund
ASTON/River Road Long-Short Fund	AMG River Road Long-Short Fund
ASTON/River Road Select Value Fund	AMG River Road Select Value Fund
ASTON/River Road Small Cap Value Fund	AMG River Road Small Cap Value Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the former investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG Funds LLC (the “Investment Manager”), with the Investment Manager becoming the investment manager to the Funds.

Effective as of February 1, 2016, pursuant to a change in subadviser, ASTON/TAMRO Small Cap Fund changed its name to ASTON Small Cap Fund.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective(s) and policies. It should be read in conjunction with each Fund’s current prospectus, dated March 1, 2018, as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for each Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “Subadviser” or “Subadvisers”) to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these Subadvisers and researches any potential new Subadvisers for the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective(s) as stated in its Prospectus. The Trust is an open-end management investment company. Each Fund, other than AMG River Road Focused Absolute Value Fund and AMG River Road Long-Short Fund, is a diversified series of the Trust. AMG River Road Focused Absolute Value Fund and AMG River Road Long-Short Fund are non-diversified series of the Trust.

The following is information regarding the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

The Board may, in the future, authorize a Fund to invest in securities other than those listed here and in the Fund’s Prospectus, provided that such investment would be consistent with the Fund’s investment objective(s) and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Funds’ Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, except as stated below.

Investment Techniques and Associated Risks

(1) Asset-Backed Securities

Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

Asset-backed securities are subject to certain risks. These risks generally arise out of the security interest in the assets collateralizing the security. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

The Funds also invest in mortgage-backed securities, which are asset-backed securities associated with mortgage loans. Mortgage-backed securities and the risks associated with them are discussed under “Mortgage Related Securities” below.

(2) Below Investment Grade Securities

In General. Certain Funds may invest in below investment grade securities, subject to any limitations set forth in the Fund’s Prospectus and this SAI. Below investment grade securities (also referred to as “high yield securities” or “junk bonds”) are securities rated below BBB by S&P Global Ratings (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), securities comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities of equivalent quality. See Appendix A for further discussion regarding securities ratings. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value.

Payment Expectations. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Fund’s investment objective(s) may be more dependent on the Subadviser’s own credit analysis than is the case for higher rated securities. Although the Subadviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Subadviser performs research and independently assesses the value of particular securities relative to the market. The Subadviser’s analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer’s responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

A Fund’s Subadviser buys and sells debt securities principally in response to its evaluation of an issuer’s continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

Liquidity and Valuation. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Fund’s ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Subadviser. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

(3) Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

The Trust, on behalf of the U.S. Small Cap Growth Fund, has entered into a master interfund lending agreement that would allow the Fund to borrow, for temporary purposes only, from other eligible funds in the AMG Fund Complex, subject to the Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information.

(4) Cash Equivalents

The Funds may invest in cash equivalents to the extent that such investments are consistent with the Funds’ investment objectives, policies and restrictions, and as discussed in each Fund’s Prospectus and this SAI. A description of the various types of cash equivalents that may be purchased by certain Funds appears below.

Bank Obligations. Certain Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed-upon date and price. The resale price normally reflects the purchase price plus a mutually agreed-upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short.

The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Manager or Subadviser. The Investment Manager or Subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(5) Commercial Paper

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

(6) Commodities Exposure

Certain Funds may obtain exposure to commodities indirectly by investing in exchange-traded funds (“ETFs”) that invest in securities of companies engaged in the production and distribution of commodities and commodity-related products, exchange-traded notes (“ETNs”) that are linked to the returns of one or more commodity indices that reflect the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee (see “Exchange-Traded Notes” below), and such other instruments as deemed appropriate from time to time. A Fund may be exposed to a wide variety of commodity sectors, including, without limitation, agriculture, livestock, base/industrial metals, oil, energy and precious metals.

Exposure to commodities may result in losses for a Fund. Commodity prices, and the value of stocks of companies exposed to commodities, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances, inflationary trends or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Increased demand for commodities by emerging market countries may result in shortages and cause prices to rise, potentially resulting in speculative investments in commodities. In addition, with respect to a Fund’s exposure to commodities indirectly through companies in the commodities sector and ETNs, there are additional risks to the Fund as there is no guarantee that those companies’ investments and business strategies relating to commodities will be successful, and the value of the Fund’s investments in ETFs or other instruments exposed to companies in the commodities sector, and the value of the companies themselves, may fluctuate more than the value of the relevant underlying commodity or commodities or commodity index.

See “Exchange-Traded Notes” below for specific risks relating to a Fund’s investments in exchange-traded notes that are linked to the returns of one or more commodity indices.

(7) Contingent Convertible Securities

Contingent convertible securities (“CoCos”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside a Fund’s control. Any such action could have an adverse effect on the Fund’s returns, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

(8) Corporate and Other Debt Securities

Certain Funds, subject to their applicable investment policies, may invest in corporate debt securities issued by U.S. and foreign companies, banks and other corporate entities.

Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

(9) Derivative Instruments

The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

A Fund might not employ any of the strategies described below or be permitted by applicable law to do so, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

Futures Contracts and Options on Futures Contracts. To the extent permitted by applicable law or regulation, a Fund may use futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. A Fund may invest in foreign currency futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. A Fund may purchase and sell futures contracts on various securities indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities, and related options. Through the use of Index Futures and related options, a Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may enter into futures contracts for the purchase or sale of fixed-income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and a Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and a Fund would be required to make a variation margin payment to the broker.

A Fund will ordinarily be able to close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The S&P 100 Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indices as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which a Fund may invest will be developed and traded in the future.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a Fund purchases or sells a futures contract, the Fund is required to deposit with its futures commission merchant an amount of margin set by the exchange on which the contract is traded (“initial margin”). The required amount of initial margin may be modified by the exchange or the futures commission merchant during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by a Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract. Interest rate futures contracts may be purchased on debt securities such as U.S. Treasury Bills and Bonds, Eurodollar instruments, U.S. Treasury Notes and interest rate swaps.

Certain Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

The Funds may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a Fund purchases or sells a futures contract, the Fund is required to deposit with its futures commission merchant an amount of margin set by the exchange on which the contract is traded (“initial margin”). The required amount of initial margin may be modified by the exchange or the futures commission merchant during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by a Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Limitations on Use of Futures and Options on Futures. A Fund may only enter into futures contracts and options on futures which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) option market exists. A Fund may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission (the “CFTC”)), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, a Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by a Fund’s Subadviser, in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are operated by a person, the Investment Manager, who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC (with respect to the Funds). Accordingly, neither the Investment Manager (with respect to the Funds) nor any Fund is subject to registration or regulation as a “commodity pool operator” or “commodity pool,” respectively, under the CEA. To remain eligible for the exclusion, each of the Funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Forward Currency Contracts. A Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed-upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian or earmark securities considered to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may purchase and sell both put options and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies.

A Fund may purchase call options for any purpose. For example, a call option may be purchased by a Fund as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit a Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium.

A Fund may purchase put options for any purpose. For example, a put option may be purchased by the Fund as a short hedge. The put option enables a Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to a Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit a Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

A Fund may write call or put options for any purpose. For example, writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, a Fund would suffer a loss. A Fund will segregate or earmark assets or otherwise “cover” written call or put options in accordance with applicable SEC guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, when securities prices increase, a Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will be affected by, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in a Fund’s net asset value being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange traded and OTC options. Exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. To the extent permitted by applicable law or regulation, the Funds may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investments in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Funds great flexibility to tailor the option to their needs, OTC options generally involve greater risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

A Fund can use both European-style and American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Foreign Currency Options. A Fund may use currency options, for example, to cross-hedge or to increase total return when the Subadviser anticipates that the currency will appreciate or depreciate in value. A Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two party contracts with negotiated strike prices and expiration dates.

Additional Risks of Futures Contracts, Options on Futures Contracts, Options on Securities and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Subadviser to forecast interest rates and other economic factors correctly. If the Subadviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Certain of a Fund’s investments in derivative instruments may produce a difference between its book income and its taxable income. If such a difference arises, and a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid an entity-level tax. A Fund may be required to accrue and distribute imputed income from certain derivative investments on a current basis, even though the Fund does not receive the income currently. A Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce the Fund’s assets, increase its expense ratio and decrease its rate of return. For U.S. federal income tax information regarding derivative instruments, see “Certain U.S. Federal Income Tax Matters” below.

Swap Agreements. To the extent permitted by applicable law or regulation, a Fund may engage in swap transactions, including, but not limited to swap agreements on interest rates, security indices (including broad-based security indices), specific securities and currency exchange rates.

A Fund may enter into index swap agreements for purposes of attempting to gain exposure to the securities making up an index in a market without actually purchasing those securities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” such as the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid by the Subadviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective(s) will depend on the Subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Funds’ ability to use swap agreements.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses, and a Fund’s obligation under such agreement, together with other illiquid assets and securities, will not exceed 15% of a Fund’s net assets.

Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Rules and regulations affecting the derivatives market affect counterparty risk with respect to derivatives. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the member of the clearing house (“clearing member”) through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, a Fund is subject to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Additionally, the new requirements may result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of a Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization of collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to a Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

A Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. A Fund will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “high quality” by at least one NRSRO at the time of entering into such transaction.

Participatory Notes and Non-Standard Warrants. From time to time, the Asia Dividend Fund may use non-standard warrants, including participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-

Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when the Fund wishes to sell it.

Note about Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective(s). It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared, and additional types of swaps may be required to be centrally cleared in the future. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only clearing members can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Investment Manager or Subadviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for a Fund. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

Additionally, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. These rules impose minimum margin requirements on derivatives transactions between the Funds and their swap counterparties. They impose regulatory requirements on the timing of transferring margin. The Funds are already subject to variation margin requirements under such rules and may become subject to initial margin requirements under such rules in 2020. Such requirements could increase the amount of margin a Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.

Also, as described above, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty and may prohibit a Fund from exercising termination rights based on the financial institution’s insolvency.

In addition, the SEC has issued a proposed rule under the 1940 Act providing for the regulation of registered investment companies’ use of derivatives and certain related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, could, among other things, restrict a Fund’s ability to engage in derivatives transactions and/or increase the costs of such derivatives transactions such that a Fund may be unable to implement its investment strategy.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since a Fund has to pay fees to its clearing members and is typically required to post more margin for cleared derivatives than it has historically posted for bilateral derivatives. The costs of derivatives transactions may increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. Certain aspects of these regulations are still being implemented, so their potential impact on the Funds and the financial system are not yet known. While the regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the mechanisms imposed under the regulations will achieve that result, and in the meantime, as noted above, central clearing, minimum margin requirements and related requirements expose the Funds to new kinds of risks and costs.

Segregated Accounts or Cover. A Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate or earmark on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, a Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(10) Emerging Market Securities

Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, embargoes, economic sanctions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

The risks outlined above are often more pronounced in “frontier markets” in which a Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of institutional investors investing in these markets could significantly affect local securities prices and, therefore, the net asset value of a Fund. All of these factors make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the net asset value of a Fund’s shares to decline.

Chinese Securities. The Asia Dividend Fund may hold securities listed on the Shanghai or Shenzhen stock exchanges in the People’s Republic of China (“PRC”). Securities listed on these exchanges are divided into two classes: A shares, which are available for direct investment by non-PRC investors under only limited circumstances and subject to certain restrictions, and B shares, which are allocated for both international and domestic investors. The Fund may invest directly in both A shares and B shares. The Fund may have direct exposure to certain eligible China A Shares via the Shanghai-Hong Kong Stock Connect and via the Shenzhen—Hong Kong Stock Connect. The Fund may also invest indirectly in A shares through China A Shares Access Products (“CAAPs”), such as participatory notes, and/or through collective investment schemes directly investing in A shares through qualified foreign institutional investors (“QFIIs”) or Renminbi QFIIs. The Fund may also invest in Chinese companies that issue Hong Kong listed H shares (which are denominated in Hong Kong dollars), Hong Kong listed “Red Chips” (i.e., companies owned by PRC enterprises, but listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in the PRC (regardless of the exchange on which the security is listed or the country in which the company is based).

Investments in Chinese securities are subject to various risks. In particular, the PRC exchanges have lower trading volumes, the market capitalizations of companies listed on these exchanges are generally smaller, the securities listed on these exchanges are less liquid and may experience materially greater volatility, and government supervision and regulation of the PRC securities markets are less developed than in the United States and other developed markets. The PRC government continues to exercise significant control over the PRC’s economy, and any changes to existing policies and new reform-oriented policies and measures, which are often unprecedented or experimental, could negatively impact the Fund’s investments in Chinese securities. The PRC government has frequently and significantly intervened in domestic securities markets, in particular the markets for A shares, and may do so in the future. These interventions may be introduced suddenly and in response to market conditions. Measures have included price supports, bans on short selling and limits and bans on selling securities in general. These measures may not have the desired effect and may have a negative impact on the Fund’s PRC investments. As a result of these measures, from time to time, the Fund may not be able to sell securities of PRC companies at the desired time or price, and quoted prices for securities of PRC companies may not reflect actual market prices. The PRC government has also implemented, and may implement in the future, various measures to control inflation, which if unsuccessful, may negatively impact the PRC economy. The PRC legal system is still developing, and laws, regulations, including those allowing QFIIs to invest in A shares, government policies and political and economic climate in the PRC may change with little or no advance notice. Any such change could adversely affect market conditions. The QFII rules provide the China Securities Regulatory Commission and the State Administration of Foreign Exchange of China wide discretion to interpret them, leaving a considerable amount of uncertainty. The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of a Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns. Some PRC companies may have less established shareholder governance and disclosure standards. Accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to PRC companies are different, sometimes in fundamental ways, from those applicable to companies in the United States and other developed markets.

(11) Equity Investments

Certain Funds may invest in equity securities subject to any restrictions set forth in the Fund’s Prospectus and this SAI. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the OTC market. More information on the various types of equity investments in which certain Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The U.S. Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund and Small Cap Value Fund may invest to a significant extent in small-capitalization companies, the Small-Mid Cap Value Fund may invest to a significant extent in small- and mid-capitalization companies, and the Mid Cap Fund and Mid Cap Growth Fund may invest to a significant extent in mid-capitalization companies.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective(s).

Depositary Receipts. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are European receipts evidencing a similar arrangement. Non-Voting Depositary Receipts (“NVDRs”) are trading instruments issued by the Thai NVDR Company Limited, a subsidiary wholly owned by The Stock Exchange of Thailand (the “SET”), intended to stimulate trading activity in the Thai stock market. NVDRs are automatically regarded as listed securities in the SET. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in GDRs, ADRs and EDRs are not necessarily denominated in the same currency as the common stocks into which they may be converted. With respect to investments in NVDRs, investors will receive all financial benefits, e.g., dividends and right issues, as if they had invested in a company’s ordinary shares, except that NVDR holders do not have the voting rights associated with the shares.

Investing in depositary receipts presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its depositary receipts. A Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by the Fund. In such case, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below. Unsponsored depositary receipts are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored depositary receipts may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored depositary receipts.

Initial Public Offerings (“IPOs”). Certain Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion. if any, of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

(12) Eurodollar and Yankeedollar Obligations

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities.

(13) Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of specific benchmark indices. ETNs are not equities or index funds, but they do share several characteristics with such investments. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s fee. ETNs are subject to the risk of a breakdown in the futures markets they use.

A Fund may invest in one or more ETNs linked to commodity indices as a means to obtain commodity exposure. See “Commodities Exposure” above. ETNs held by a Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee.

Each Fund invests in a manner that is consistent with its current understanding of the 90% gross income requirement for qualification as a regulated investment company, described at “Certain Federal Income Tax Matters” below. There is some uncertainty under current law whether income and gain derived from commodity-linked ETNs constitute qualifying income to a Fund for purposes of this 90% gross income requirement.

A Fund’s investments in ETNs may include leveraged ETNs. Leveraged ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. The market value of ETNs may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the underlying investments that the ETN holds. There may be times when an ETN trades at a premium or discount to its net asset value.

(14) Floating Rate and Variable Rate Demand Notes

Certain Funds may purchase taxable or tax-exempt floating rate and variable rate demand notes and bonds in implementing their investment programs. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit the holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest on a variable rate demand note is reset at specified intervals at a market rate.

(15) Foreign Currencies and Related Transactions

Subject to applicable limits set forth in each Fund’s Prospectus and this SAI, a Fund may invest in or utilize foreign currencies and other foreign currency-related transactions. These instruments may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.

A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

(16) Foreign Securities

Certain Funds may invest in foreign securities, subject to any restrictions set forth in the Fund’s Prospectus and this SAI.

Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding or other taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies.

In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund’s interest and dividend income from, or proceeds from the sale or other disposition of the securities of, foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, certain countries impose a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. A Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by a Fund. In such case, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income. See “Certain U.S. Federal Income Tax Matters” below.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets, which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. See “Emerging Market Securities” above.

(17) Forward Commitments

Certain Funds may make contracts to purchase securities on a forward commitment basis for a fixed price at a future date beyond the customary settlement period for such securities (“forward commitments”) if the Fund segregates liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to the amount of the Fund’s commitments. Forward commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term capital gains or losses upon such disposition. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

(18) Illiquid Investments; Privately Placed and Certain Unregistered Securities

Certain Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. If a Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its net asset value, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities. Subject to these limitations, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price that a Fund believes represents the security’s value should the Fund wish to sell the security. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(19) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), each of the U.S. Small Cap Growth Fund, ESG Equity Fund, All Cap Value Fund II, International Fund, Global Dividend Fund, Asia Dividend Fund, Focused Absolute Value Fund, Small Cap Fund and Long-Short Fund have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and, with respect to the U.S. Small Cap Growth Fund, borrow money, for temporary purposes directly to and from another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund. The Funds, other than the U.S. Small Cap Growth Fund, are currently not eligible to participate in the interfund lending program as borrowers based on the Funds’ fundamental investment restrictions with respect to borrowing.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(20) Investment Company Securities

The Funds may invest some portion of their assets in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds (including money market funds) and closed-end funds, to the extent that they may facilitate achieving the investment objectives of the Funds or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and Subadviser to a Fund will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, each Fund’s investments in investment companies are limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). Each Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, each Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

A Fund may seek to invest in ETFs that have received an exemptive order from the SEC permitting investment by other funds in the ETFs in excess of the Limitation, provided that the Fund enters into and complies with the terms and conditions of an agreement with each ETF, and the Fund complies with the ETF’s exemptive order.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

(21) Mortgage Related Securities

Mortgage-related securities include collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMIC Certificates”), mortgage-backed bonds and “pass-throughs.” Pass-throughs, which are certificates that are issued by governmental, government-related or private organizations, are backed by pools of mortgage loans and provide investors with monthly payments. Pools that are created by non-government issuers generally have a higher rate of interest than pools of government and government related issuers. This is because there is no express or implied government backing associated with non-government issuers.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Collateralized Mortgage Obligations and Real Estate Mortgage Investment Conduits. CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, which generally holds mortgages or mortgage-related securities. There are different classes of CMOs and REMIC Certificates, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, a Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs or REMIC Certificates in which the Fund invests. Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, the Fund could sustain a loss.

A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (“Z Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (“PAC Certificates”), even though all other principal payments and prepayments of the mortgage-backed securities are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage-backed securities. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

One or more tranches of a CMO or a REMIC Certificate (collectively, “floating-rate CMOs”) may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate (“LIBOR”). These floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared. The structure and performance of floating-rate tranches will vary widely as interest rates change.

Resets. The interest rates paid on the floating-rate CMOs in which a Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds Index, the National Monthly Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the floating-rate CMOs in which a Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CMOs and REMIC Certificates are subject to credit risk, interest rate risk and liquidity risk. Generally, CMOs and REMIC Certificates issued by U.S. government agencies and instrumentalities have lower credit risk than private label CMOs and REMIC Certificates because the underlying mortgages are either guaranteed by the U.S. government or carry an implicit guarantee of a government-sponsored enterprise. Private label CMOs and REMIC Certificates may carry higher credit risk, depending on the underlying collateral. The degree of credit risk will be reflected in the credit rating of the security. Yields on private label CMOs and REMIC Certificates historically have been higher than the yields on CMOs and REMIC Certificates issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. The Funds will not invest in subordinated privately issued CMOs and REMIC Certificates. CMOs and REMIC Certificates have a high degree of interest rate risk. The value of a CMO and a REMIC Certificate will fluctuate more widely in response to interest rate changes than a standard debt security.

Liquidity risk is the risk that the investor will be unable to find a buyer interested in purchasing the security or willing to pay the desired price for the security. If a Fund has to sell the security before maturity, some of the principal could be lost. The markets for CMOs and REMIC Certificates, particularly private label CMOs and REMIC Certificates, at times may be very thin. A Fund’s ability to dispose of its positions in such securities will depend upon the degree of liquidity in the market for such securities. It is impossible to predict the degree of liquidity of such securities in the future.

The prices of certain CMOs and REMIC Certificates, depending on their structure and the rate of prepayments, may be volatile. Some CMOs may also not be as liquid as other securities. In addition, the value of a CMO or REMIC Certificate, including those collateralized by mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, may be affected by other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing credit enhancement. The value of these securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance, including mishandling of documentation. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. A Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as “IOs”) or only the principal portion of the underlying mortgage pools (commonly referred to as “POs”). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality. Stripped mortgage-backed securities not issued by Federal agencies will be treated by the Funds as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid.

Real Estate Mortgage Investment Conduits. Real Estate Mortgage Investment Conduits are CMO vehicles that qualify for special tax treatment under the Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Code.

GNMA Mortgage Pass-Through Certificates. GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer. Payments are made to holders of Ginnie Maes whether payments are actually received on the underlying mortgages. This is because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders.

FNMA Guaranteed Mortgage Pass-Through Certificates. FNMA Mortgage Pass-Through Certificates are undivided interests in a pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal and interest on the mortgages in the pool. They are guaranteed only by FNMA and are not backed the full faith and credit of the United States.

FHLMC Guaranteed Mortgage Pass-Through Certificates. FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

Mortgage-Backed Bonds. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, the Fund could sustain a loss.

Recent Events Regarding FNMA and FHLMC Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for

FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor. In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by a Fund.

Other Mortgage-Backed Securities. The Investment Manager or Subadviser anticipates that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Manager or Subadviser will, consistent with a Fund’s investment objective(s) and policies, consider making investments in such new types of mortgage-related securities.

Risks Associated with Mortgage-Related and other Asset-Backed Securities. There are certain risks associated with mortgage-related securities, such as prepayment risk and default risk. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends primarily on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages. The risk of defaults associated with mortgage-related securities is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to their underlying assets. Unlike traditional debt securities, which must pay a fixed rate of interest until maturity when the entire principal amount becomes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. This partial payment of principal may comprise a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of mortgage-backed securities can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds at the lower interest rates then available.

Prepayments of mortgages that underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature. In order to hedge against possible prepayment, a Fund may purchase certain options and options on futures contracts as described more fully above under “Derivative Instruments.”

(22) Municipal Obligations

Certain Funds may invest in many types of municipal bonds, including, but not limited to: general obligation bonds, revenue bonds, private activity and industrial development bonds, short-term municipal notes (including tax and revenue authorization notes), housing bonds and tax-exempt commercial paper. General obligation bonds are bonds issued by states, counties, cities towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Private activity and industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from U.S. federal income tax. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing. Short-term municipal notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues, and include tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Housing bonds are short- or long-term bonds issued by a local housing authority to finance short-term construction of typically low- or middle-income housing or long-term commitments for housing, plants, pollution control facilities, or similar projects. Tax-exempt (municipal) commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Investments in municipal bonds may result in liability for federal alternative minimum tax, for both individual and corporate shareholders.

Municipal issuers of securities are not usually subject to the securities registration and public reporting requirements of the SEC and state securities regulators. As a result, the amount of information available about the financial condition of an issuer of municipal obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.

A Fund’s investments in municipal securities is limited to those obligations that are sufficiently liquid that they can be sold at or near their carrying value within a reasonably short period of time and either (i) are subject to no greater than moderate credit risk; or (ii) if the issuer of the municipal securities, or the entity supplying the revenues or other payments from which the issue is to be paid, has been in continuous operation for less than three years, including the operation of any predecessors, the securities are subject to a minimal or low amount of credit risk.

(23) Obligations of Domestic and Foreign Banks

Each Fund may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(24) Participations

Certain Funds may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be “issuers” of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to a Fund as a property owner.

In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of a Fund may be subject to claims of the lead bank’s creditors. A Fund’s ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund’s limit on illiquid investments.

(25) Pooled Vehicles

The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the 1933 Act. TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. A Fund will incur transaction costs associated with such products and may be subject to the credit risk of the sponsoring entity.

(26) Publicly Traded Partnerships

Publicly traded partnerships are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradable on a secondary market (or its substantial equivalent). The Funds may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes, subject to certain limitations contained in the Code, for qualification as a regulated investment company. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Funds may purchase common units of an MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of an MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but a Fund will be required to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by a Fund are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Funds. A Fund will not acquire any interests in MLPs that are believed to expose the assets of a Fund to liabilities incurred by the MLP. In addition, the value of a Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet certain federal income tax requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by a Fund generally would be taxed as dividend income. As a result, there could be a reduction in a Fund’s cash flow and there could be a material decrease in the value of that Fund’s shares.

(27) Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as a Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(28) Reverse Repurchase Agreements and Dollar Roll Agreements

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered broker-dealers to seek to enhance returns. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed-upon by the parties. The difference between the repurchase price and the original price is the reverse repurchase agreement rate, which reflects the interest rate in effect for the term of the agreement. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

A Fund will earmark or establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether or not to enforce the Fund’s obligation to repurchase the securities. For the purposes of the 1940 Act, reverse repurchase agreements and dollar rolls can be viewed as the borrowing of money by a Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund, but for which the Fund is not required to have 300% asset coverage. A Fund may only enter into reverse repurchase agreements up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed.

(29) Securities Lending

Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to a Fund’s policies and restrictions. A Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, each Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment; however, the Funds’ securities lending agent has agreed to indemnify each Fund against loss on the investment of the cash collateral. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. While voting rights may pass with the loaned portfolio securities, to the extent possible, the loan will be recalled on a reasonable efforts basis and the securities voted by the Fund. The Bank of New York Mellon serves as the Funds’ securities lending agent.

(30) Short Sales

The Funds may engage in “short sales against the box,” which involve selling short a security in which the Fund currently holds a position or that the Fund has a right to acquire, while at the same time maintaining its current position in that security or retaining the right to acquire the security. In order to engage in a short sale against the box, a Fund arranges with a broker to borrow the security being sold short. A Fund must deposit with or for the benefit of the broker collateral, consisting of cash, or marketable securities, to secure the Fund’s obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, a Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement or taking the security the Fund otherwise holds and delivering it to the broker. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price the security sold short could attain. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

A Fund may also engage in short sales “not against the box,” which are generally short sales of securities the Fund does not own. Short sales that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in short sales. Similar to short sales against the box, short sales not against the box theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

(31) Stripped Securities

Stripped Securities (“STRIPS”) are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive all of the principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs.

Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or Moody’s, respectively.

These risks (and potential benefits), as described in “Derivatives Risk” in the Prospectus, will be managed by investing in a variety of such securities and by using certain hedging techniques. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Interest-only STRIPS may be purchased for their hedging characteristics. Because of their structure, interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. For example, with increases in interest rates, these securities will typically increase rather than decrease in value. As a result, since they move differently in relation to changes in interest rates than the typical investments held by a Fund, interest-only STRIPS can be used as hedging instruments to reduce the variance of a Fund’s net asset value from its targeted option-adjusted duration. There can be no assurance that the use of interest-only STRIPS will be effective as a hedging technique, in which event, a Fund’s overall performance may be less than if the Fund had not purchased the STRIPS.

The determination of whether certain IO and PO STRIPS issued by the U.S. Government and backed by fixed-rate mortgages are liquid shall be made by the Trustees in accordance with applicable pronouncements of the SEC. At present all other IO and PO STRIPS are treated as illiquid securities for the purposes of the 15% limitation on illiquid securities as a percentage of a Fund’s net assets.

In addition to STRIPS issued by the U.S. Government, its agencies or instrumentalities, the Funds may purchase STRIPS issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of these entities. However, each Fund will purchase only STRIPS that are collateralized by mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Under no circumstances will a Fund purchase STRIPS if such purchase would cause STRIPS to exceed 5% of its assets.

(32) Temporary Defensive Positioning

The investments and strategies described throughout the Prospectus are those the Subadvisers intend to use under normal circumstances. When a Subadviser determines that market or other conditions warrant, a Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When a Fund is investing for temporary or defensive purposes, it is not pursuing its investment objective(s).

(33) Trust Originated Preferred Securities

Certain Funds may invest in trust originated preferred securities, a relatively new type of security issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to the Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

(34) U.S. Treasury and Government Securities and Securities of International Organizations

The Funds may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

The Funds may invest in obligations issued by the agencies or instrumentalities of the U.S. Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the FHLMC, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the FNMA, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the “World Bank”), are not U.S. government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

(35) Unit Investment Trusts

A Unit Investment Trust (“UIT”) is a type of investment company. Investments in UITs are subject to regulations limiting a Fund’s acquisition of investment company securities. Standard and Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor’s 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor’s MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to the risks, involved in the writing of options on securities, described above under “Derivative Instruments—Options.”

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

(36) Unit Trusts

Unit trusts are pooled investment vehicles located outside the United States that are operated similarly to mutual funds in the United States. In a unit trust, an asset management firm solicits a pool of capital from investors by issuing a specific quantity of shares and uses the capital for professional investments. An investment in units of a unit trust is subject to risks similar to those applicable to an investment in an open-end mutual fund, including that market risk, which is the risk that the market value of the trust’s investments could decline as a result of business, economic, political or other factors, resulting in a decline in the trust’s NAV. When a Fund invests in units of a unit trust, shareholders of the Fund bear their proportionate share of the trust’s fees and expenses, as well as their share of the Fund’s fees and expenses. In addition, an investment in units of a unit trust is subject to general foreign securities risks, including currency risk, and may be less liquid than an investment in a U.S. mutual fund.

(37) Variable and Floating Rate Securities

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The amount of interest to be paid to the holder is typically contingent on another rate (“contingent security”) such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

(38) Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If the price of the underlying securities does not rise above the exercise price before the date of expiration of a warrant or right, or if a warrant or right is not otherwise exercised by the date of its expiration, a Fund would lose its entire investment in such warrant or right.

(39) When-Issued and Delayed-Delivery Securities

Certain Funds may purchase securities on a when-issued or delayed-delivery basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued or delayed-delivery security may be valued below the amount of its purchase price.

In connection with these transactions, a Fund will earmark or maintain a segregated account with the custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued or delayed-delivery security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued and delayed-delivery transactions may allow a Fund to hedge against changes in interest rates.

(40) Zero Coupon Securities

Certain Funds may invest in zero coupon securities. “Zero coupon” securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

A Fund is required to accrue and distribute imputed income from zero coupon securities on a current basis, even though it does not receive the income currently. A Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund’s assets, increase its expense ratio and decrease its rate of return.

Diversification Requirements for the Funds

Each Fund, with the exception of the Focused Absolute Value Fund and the Long-Short Fund, intends to meet the diversification requirements of the 1940 Act as in effect from time to time. Currently under the 1940 Act, a “diversified” fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. A fund that is non-diversified can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Quality Requirements for the Core Plus Bond Fund and Balanced Fund

With respect to the Core Plus Bond Fund and the Balanced Fund, determinations of comparable quality for unrated securities are made by the Subadviser based on its own credit research. Any credit quality restrictions or standards for a Fund with respect to a particular security in which the Fund may invest must be satisfied at the time the investment is made. If the Subadviser determines that the quality of a rated or unrated investment has declined since investment by a Fund or in the event of certain ratings downgrades by NRSROs of the Fund’s rated securities, the Fund may continue to hold the applicable investment.

Fund-of-Funds Structure

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder. The Trust and the Investment Manager have obtained an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order. Prior to its investment in shares of an unaffiliated investment company in excess of the limit in Section 12(d)(1)(A)(i) of the 1940 Act, the Trust, on behalf of a Fund, and the underlying fund must execute an agreement that is designed to ensure that each party understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. From time to time, a Fund may rely on an exemptive order granted by the SEC to any underlying investment company, allowing a Fund to invest in such investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order, including the execution of an agreement between the Trust, on behalf of the Fund, and such underlying fund that is designed to ensure that each party understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. The Alternatives Fund currently relies on such exemptive order.

The following supplements the information set forth above and in the Prospectus concerning the investment objective, strategies and risks of investing in the Alternatives Fund.

(1) Other Investment Companies

Investment Company Shares. As indicated above, investments by the Alternatives Fund in underlying funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders. The Alternatives Fund may rely on SEC orders that permit it to invest in certain underlying fund shares beyond the limits contained in the 1940 Act, subject to the terms and conditions of those orders. By investing in securities of an underlying fund, the Alternatives Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Alternatives Fund’s own fees and expenses. Pursuant to SEC rules, the Alternatives Fund may invest in shares of affiliated and unaffiliated money market funds.

Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Open-end mutual funds are offered in a wide variety of asset classes including: large-cap, mid-cap, small-cap, equity, international, sector, fixed-income and alternative non-traditional strategies. Each type of fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When the Alternatives Fund invests in shares of an open-end fund, shareholders of the Alternatives Fund bear their proportionate share of the open-end fund’s fees and expenses, as well as their share of the Alternatives Fund’s fees and expenses.

Exchange-Traded Funds. ETFs are typically organized as open-end investment companies or unit investment trusts. ETFs are traded on exchanges similar to stocks. A passive ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. An actively managed ETF is an investment company that seeks to outperform the performance of an index. ETFs offer investment in a wide variety of asset classes, including: large-cap, mid-cap, small-cap, equity, international, commodities, real estate, fixed-income, derivatives and currency.

Unlike interests in conventional mutual funds, ETFs are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. ETFs are designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in large blocks (typically 50,000 shares), called creation units, at each day’s next calculated net asset value. The in-kind creation or redemption is for a portfolio of the underlying securities of the ETF. There may also be a cash component. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the ETF that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas an ETF’s in-kind redemption mechanism generally will not lead to a federal income tax event for the ETF or its ongoing shareholders. The Alternatives Fund does not intend to purchase and redeem creation units, but intends to purchase and sell ETFs primarily through national securities exchanges.

There is a risk that the ETFs in which the Alternatives Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Alternatives Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Alternatives Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. Unlike many investment companies, many ETFs are not currently “actively” managed. Thus, an ETF would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the index.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investing in closed-end funds typically reflect the risks of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. In addition, closed-end fund shares may be halted or delisted by the listing exchange. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When the Alternatives Fund invests in shares of a closed-end fund, shareholders of the Alternatives Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Alternatives Fund’s fees and expenses.

(2) Investment Risk

The underlying funds in which the Alternatives Fund may invest cover a wide variety of asset classes. The risks associated with various types of underlying funds that invest in different asset classes are described below. As new underlying fund products become available, the Alternatives Fund will be able to invest in those funds, consistent with its investment objective and subject to its investment policies and restrictions.

Aggressive Investment Technique Risk. Underlying funds may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts; options on futures contracts, securities and indices; forward contracts; swap agreements and similar instruments. An underlying fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses that exceed the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the underlying fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an underlying fund to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: (1) the risk that an instrument is temporarily mispriced; (2) credit, performance or documentation risk on the amount each underlying fund expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and an underlying fund will incur significant losses; (4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an underlying fund’s position in a particular instrument when desired.

Commodities Exposure Risk. Exposure to commodities through investments exposed to companies in the commodities sector, commodity futures contracts, or otherwise, may result in losses for an underlying fund. Commodity prices, the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore underlying funds exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.

Concentration Risk. To the extent an underlying fund is concentrated in the securities of a particular geographic or market segment, the underlying fund may be adversely affected by the performance of that particular geographic or market segment, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political, or regulatory occurrences affected by that particular geographic or market segment.

Correlation Risk. There is a risk that changes in the value of hedging instruments used on underlying funds will not match those of the investment being hedged. Underlying funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Credit and Counterparty Risk. The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk. Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject an underlying fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk. The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Distressed and Defaulted Securities Risk. The underlying funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging Markets Risk. Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Exchange-Traded Note Risk. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. An underlying fund that invests in ETNs bears any fees and expenses associated with investment in ETNs. There may be restrictions on an underlying fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the underlying fund to sell its ETN holdings.

Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed-income security slower than expected or required, and the value of such security may fall.

Foreign Investment Risk. Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Yield Risk. Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation Risk. The risk that the value of assets or income from investments will be worth less in the future.

Interest Rate Risk. Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, an underlying may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the underlying fund.

Large-Capitalization Stock Risk. The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk. Borrowing and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk. An underlying fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the underlying fund may have to sell them at a loss.

Management Risk. To the extent an underlying fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the underlying fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the investment techniques and risk analysis of the underlying fund’s investment adviser or subadviser will produce the desired result.

Market Risk. Market prices of investments held by an underlying fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Non-Diversified Fund Risk. An underlying fund may be non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the underlying fund at greater risk.

Prepayment Risk. A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Real Estate Industry Risk. Investments in an underlying fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Reinvestment Risk. An underlying fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Sector Risk. Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent an underlying fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Short Sales Risk. A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. An underlying fund’s use of short sales, in certain circumstances, can result in significant losses.

Small and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Fundamental Investment Restrictions of AMG GW&K U.S. Small Cap Growth Fund

(1) The Fund may not purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

(2) The Fund may not purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) The Fund may not act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) As to 75% of the total assets of the Fund, the Fund may not purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

(5) The Fund may borrow money and issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(6) The Fund may not invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

(7) The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objectives and policies.

(8) The Fund may not make investments in securities for the purpose of exercising control.

(9) The Fund may not purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

(10) The Fund may not sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(11) The Fund may lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the Securities and Exchange Commission or any successor organization or their staff under, such Act, rules or regulations.

(12) The Fund may not invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

With respect to limitation (7) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Fundamental Investment Restrictions of AMG Managers Fairpointe Mid Cap Fund, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund and AMG River Road Small Cap Value Fund

Each Fund may not (except as noted):

(1) (a) Except for AMG River Road Small Cap Value Fund: Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases.

(b) For AMG River Road Small Cap Value Fund: Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

(5) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund’s total assets.

(6) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor trust or companies.

(7) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

(8) Make investments in securities for the purpose of exercising control.

(9) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

(10) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(11) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) the entry into repurchase agreements with banks or broker-dealers.

(12) Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

In addition, AMG River Road Small Cap Value Fund may not:

(13) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

With respect to limitation (7) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Fundamental Investment Restrictions of AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Lake Partners LASSO Alternatives Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Mid Cap Growth Fund, AMG River Road Dividend All Cap Value Fund and AMG River Road Small-Mid Cap Value Fund

Each Fund may not (except as noted):

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) (a) Except for AMG Managers Lake Partners LASSO Alternatives Fund: Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(b) For AMG Managers Lake Partners LASSO Alternatives Fund: Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Funds’ investments in such industry would exceed 25% of the value of the total assets of the Funds; provided that investments in another registered investment company are not considered to be issued by members of any industry.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) (a) Except for AMG Managers Lake Partners LASSO Alternatives Fund: Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

(b) For AMG Managers Lake Partners LASSO Alternatives Fund: Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments. This limitation does not preclude the Funds from entering into futures contracts and options thereon in accordance with the Funds’ investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

(5) Make investments in securities for the purpose of exercising control.

(6) Except for AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers LMCG Small Cap Growth Fund and AMG Managers Lake Partners LASSO Alternatives Fund: Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

(7) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(8) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) the entry into repurchase agreements with banks or broker-dealers.

(9) Invest in puts, calls, straddles or combinations thereof, except to the extent disclosed in the SAI.

(10)(a) Except for AMG River Road Dividend All Cap Value Fund: Borrow money or issue senior securities, except that a Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(b) For AMG River Road Dividend All Cap Value Fund: Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund’s total assets.

(11)(a) Except for AMG Managers DoubleLine Core Plus Bond Fund and AMG River Road Dividend All Cap Value Fund: As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer. In addition, AMG Managers DoubleLine Core Plus Bond Fund may not purchase more than 10% of the outstanding voting securities of such issuer.

(b) For AMG Managers DoubleLine Core Plus Bond Fund: As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

(12) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

With respect to AMG Managers Lake Partners LASSO Alternatives Fund, the foregoing restrictions apply to direct investments of the Fund. The underlying funds in which AMG Managers Lake Partners LASSO Alternatives Fund will invest have adopted certain investment restrictions that may be more or less restrictive than those listed for the Fund above. The investment restrictions for such underlying funds will be set forth in their respective prospectuses and statements of additional information.

With respect to limitation (4)(a) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Fundamental Investment Restrictions of AMG Managers Fairpointe ESG Equity Fund, AMG Managers Value Partners Asia Dividend Fund, AMG River Road Dividend All Cap Value Fund II and AMG River Road Focused Absolute Value Fund

Each Fund may not (except as noted):

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) Except for AMG Managers Value Partners Asia Dividend Fund and AMG River Road Focused Absolute Value Fund, make investments in securities for the purpose of exercising control.

(5) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

(6) (a) Except for AMG Managers Fairpointe ESG Equity Fund, AMG Managers Value Partners Asia Dividend Fund and AMG River Road Focused Absolute Value Fund: Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

(b) For AMG Managers Fairpointe ESG Equity Fund, AMG Managers Value Partners Asia Dividend Fund and AMG River Road Focused Absolute Value Fund: Make loans, except as permitted by the 1940 Act, rules and regulations thereunder and any applicable exemptive relief.

(7) Except for AMG Managers Value Partners Asia Dividend Fund and AMG River Road Focused Absolute Value Fund: As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

(8) (a) Except for AMG Managers Fairpointe ESG Equity Fund, AMG Managers Value Partners Asia Dividend Fund and AMG River Road Focused Absolute Value Fund: Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts, or for AMG Managers Fairpointe ESG Equity Fund, other financial instruments, is not considered to be the purchase or sale of a security on margin.

(b) For AMG Managers Fairpointe ESG Equity Fund: Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts or other financial instruments is not considered to be the purchase or sale of a security on margin.

(9) Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(10) Purchase physical commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.

Fundamental Investment Restrictions of AMG Managers Silvercrest Small Cap Fund and AMG River Road Long-Short Fund

Each Fund may not:

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund’s investment objectives and policies.

(5) Make investments in securities for the purpose of exercising control.

(6) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

(7) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

(8) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(9) Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

In addition, AMG Managers Silvercrest Small Cap Fund may not:

(10) As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

With respect to limitation (4) above, such limitation should not be deemed to prohibit investments in forwards, swaps or other instruments that were not deemed “commodity interests” prior to July 21, 2010.

Fundamental Investment Restrictions of AMG Managers Guardian Capital Global Dividend Fund and AMG Managers Pictet International Fund

Each Fund may not:

(1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) Make investments in securities for the purpose of exercising control.

(5) Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

(6) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

(7) As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer; or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

(8) Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts or other financial instruments is not considered to be the purchase or sale of a security on margin.

(9) Borrow money, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(10) Purchase physical commodities, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief or unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options, foreign currencies or forward contracts, swaps, caps, collars, floors and other financial instruments or from investing in securities of any kind.
Non-Fundamental Investment Restrictions

The following restrictions are designated as non-fundamental with respect to the Funds and may be changed by the Trust’s Board of Trustees without shareholder approval.

(1) Except as otherwise provided in a Fund’s Prospectus or in this SAI, a Fund will only purchase call options to the extent that the premiums paid on all outstanding call options do not exceed 20% of that Fund’s total assets.

(2) Except as otherwise provided in a Fund’s Prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums paid on all outstanding put options do not exceed 20% of that Fund’s total assets.

(3) Except as otherwise provided in a Fund’s Prospectus or in this SAI, with regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

(4) Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the 1933 Act, that have been deemed to be liquid pursuant to guidelines adopted by the Board. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradable in their local market, are not subject to this restriction.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Investment Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Investment Manager, the Subadviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Funds may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Investment Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Funds rely on third-party service providers for many of their day-to-day operations, and are subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio when the Fund believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the U.S. Small Cap Growth Fund, Core Plus Bond Fund, ESG Equity Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2016 and October 31, 2017; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017, were as follows:

U.S. Small Cap Growth Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	106%
October 31, 2017	24%

Core Plus Bond Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	78%
October 31, 2017	106%

ESG Equity Fund
Fiscal Year Ended	Portfolio Turnover Rate*
October 31, 2016	31%
October 31, 2017	51%

Mid Cap Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	24%
October 31, 2017	28%

Global Dividend Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	36%
October 31, 2017	34%

Alternatives Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	30%
October 31, 2017	29%

Small Cap Growth Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	138%
October 31, 2017	151%

Balanced Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	85%
October 31, 2017	41%

Growth Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	64%
October 31, 2017	42%

Mid Cap Growth Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	39%
October 31, 2017	49%

International Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	38%
October 31, 2017	34%

Small Cap Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	32%
October 31, 2017	40%

Asia Dividend Fund
Period/Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	51%
October 31, 2017	86%

All Cap Value Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	47%
October 31, 2017	28%

All Cap Value Fund II
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	34%
October 31, 2017	27%

Focused Absolute Value Fund
Period/Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	146%
October 31, 2017	112%

Long-Short Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	298%
October 31, 2017	186%

Small-Mid Cap Value Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	65%
October 31, 2017	57%

Small Cap Value Fund
Fiscal Year Ended	Portfolio Turnover Rate
October 31, 2016	57%
October 31, 2017	42%

*	The ESG Equity Fund’s higher portfolio turnover rate for the fiscal year ended October 31, 2017 from that for the fiscal year ended October 31, 2017 is attributable to the Fund’s change in mandate, which took effect October 1, 2017.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of a Fund’s shareholders. Each Fund, other than the Mid Cap Fund, Asia Dividend Fund and Long-Short Fund, will disclose its portfolio holdings on a monthly basis on or about the 10th business day of the following month by posting this information on the Fund’s Website. Each of the Mid Cap Fund, Asia Dividend Fund and Long-Short Fund will disclose its portfolio holdings on a quarterly basis on or about the 10th business day following each quarter by posting this information on the Fund’s Website. The Long-Short Fund will disclose all long positions on a monthly basis on or about the 10th business day of the following month by posting this information on the Fund’s Website. The Chief Compliance Officer of the Trust may designate an earlier or later date for public disclosure of a Fund’s portfolio holdings. In addition, (i) each Fund may disclose the top 10 portfolio holdings at any time following the disclosure of portfolio holdings, (ii) each Fund other than the Mid Cap Fund, Asia Dividend Fund and Long-Short Fund may disclose statistical information regarding such Fund’s portfolio allocation characteristics on or about 10 business days after each quarter-end, or may disclose such information if it is derived from publicly available portfolio holdings, and (iii) the Mid Cap Fund, Asia Dividend Fund and

Long-Short Fund may disclose statistical information regarding such Fund’s portfolio allocation characteristics on or about 10 business days after each quarter-end, or may disclose such information if it is derived from publicly available portfolio holdings, in each case, by posting the information on the Fund’s Website. Non-public portfolio holdings may also be disclosed by a Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of borrowing facilities, if (i) the Chief Compliance Officer of the Trust has made a determination that the disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Fund; and (ii) the recipient has been informed in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Trust has arrangements with the persons indicated below to make available information about a Fund’s portfolio securities. The Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in connection with the release of information relating to a Fund’s portfolio holdings.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadviser; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the custodian (The Bank of New York Mellon); financial printer (R.R. Donnelley); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadviser and the custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Inc., Morningstar, Inc., ICE Data Services, FactSet, Bloomberg, Wilshire Associates, Vestar Capital Partners, Veritas Document Solutions, LLC and The Bank of New York Mellon. The Funds may disclose non-public current portfolio holdings information to ICE Data Services on a daily basis for valuation purposes, to FactSet and Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, to Vestar Capital Partners on a monthly basis for proxy voting purposes, to Veritas Document Solutions, LLC on a quarterly basis for services related to Fund marketing materials and to The Bank of New York Mellon on a monthly basis for class action processing purposes. The Funds also provide current portfolio holdings information to Lipper, Inc., Morningstar, Inc. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other Officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each Officer holds office at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). Eric Rakowski serves as the Independent Chairman of the Board of Trustees.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Bruce B. Bingham Age: 69	Trustee since 2014	Partner, Hamilton Partners (real estate development firm) (1987-Present)	61	Director of The Yacktman Funds, Inc. (2 portfolios) (2000-2012)	Significant experience as a board member of mutual funds; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Edward J. Kaier Age: 72	Trustee since 2010; Chairman of the Audit Committee	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	61	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

Kurt A. Keilhacker Age: 54	Trustee since 2014	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee, Gordon College (2001-2016)	63	None	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

Steven J. Paggioli Age: 67	Trustee since 2010	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	61	Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008-Present)	Significant board experience, including as a board member of mutual funds; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Richard F. Powers III Age: 72	Trustee since 2014	Adjunct Professor, U.S. Naval War College (2016); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003)	61	None	Significant experience as a director of a public company; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski Age: 59	Trustee since 2010; Independent Chairman; Chairman of the Governance Committee	Professor, University of California at Berkeley School of Law (1990-Present)	63	Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; former practicing attorney; currently professor of law.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Victoria L. Sassine Age: 52	Trustee since 2014	Lecturer, Babson College (2007-Present)	63	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant (inactive).

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Thomas R. Schneeweis Age: 70	Trustee since 2010	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013)	61	None	Significant experience as a board member of mutual funds; formerly professor of finance; significant executive experience with several investment partnerships.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman Age: 65	Trustee since 2014	Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-Present); Chair of the Board of Directors, AMG Funds plc (2015-Present); Director, AMG Funds plc (2010-Present); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	63	Director of Harding, Loevner Funds, Inc. (9 portfolios)	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with the Investment Manager, and also may benefit from information provided by the Trust’s and the Investment Manager’s legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Jeffrey T. Cerutti Age: 50	Chief Executive Officer, President and Principal Executive Officer since 2015	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2016-Present); Chief Executive Officer, President and Principal Executive Officer, AMG Funds IV (2015-Present); Chief Executive Officer, Aston Asset Management, LLC (2016); President, VP Distributors (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010)

Keitha L. Kinne Age: 59	Chief Operating Officer since 2016	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Thomas G. Disbrow Age: 52	Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer since 2017	Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director—Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director—Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015)

Mark J. Duggan Age: 53	Secretary and Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015)

Gerald F. Dillenburg Age: 51	Chief Compliance Officer since 1996 and Sarbanes Oxley Code of Ethics Compliance Officer since 2016	Vice President, Chief Compliance Officer AMG Funds, AMG Funds LLC (2017-Present); Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2017); Chief Compliance Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset Management, LLC (2006-2016); Chief Financial Officer, Aston Asset Management, LLC (2006-2010); Treasurer, AMG Funds IV (1996-2010); Secretary, AMG Funds IV (1996-2015); Chief Financial Officer, AMG Funds IV (1997-2010); Chief Operating Officer, AMG Funds IV (2003-2016)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Christopher R. Townsend Age: 50	Controller since 2017	Vice President, Business Finance, AMG Funds LLC (2017-Present); Head of Business Finance, AMG Funds LLC (2015-2017); Chief Financial Officer and Financial and Operations Principal, AMG Distributors, Inc. (2016-Present); Controller, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Chief Financial Officer, Treasurer, Principal Financial Officer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017); Chief Financial Officer, Aston Asset Management LLC (2016); Head of Finance and Accounting, Allianz Asset Management (2006-2015)

John A. Starace Age: 47	Deputy Treasurer since 2017	Director; Mutual Fund Accounting, AMG Funds LLC (2017-Present); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP

Maureen A. Meredith Age: 32	Assistant Secretary since 2016	Director, Counsel, AMG Funds LLC (2017-Present); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Patrick J. Spellman Age: 43	Anti-Money Laundering Compliance Officer since 2016	Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Compliance Officer, AMG Funds IV (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2017	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies Beneficially Owned as of December 31, 2017
Independent Trustees:
Bruce B. Bingham	None	Over $100,000
Edward J. Kaier	Over $100,000	Over $100,000
Kurt A. Keilhacker	None	Over $100,000
Steven J. Paggioli	Over $100,000	Over $100,000
Richard F. Powers III	None	None
Eric Rakowski	$10,001-$50,000	Over $100,000
Victoria L. Sassine	Over $100,000	Over $100,000
Thomas R. Schneeweis	Over $100,000	Over $100,000
Interested Trustee:
Christine C. Carsman	Over $100,000	None

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of AMG Funds IV (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of nine Trustees, eight of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

AMG Funds IV has retained AMG Funds LLC as the Funds’ investment adviser and administrator. The Investment Manager is responsible for the Funds’ overall administration and operations, including management of the risks that arise from the Funds’ investments and operations. Employees of the Investment Manager serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by the Investment Manager and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board receives periodic reports from the Funds’ Chief Legal Officer on the Investment Manager’s risk management activities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Subadvisers and the Investment Manager’s investment research team regarding the management of the Funds, including their investment risks. The Board also receives periodic reports from the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of the Investment Manager regarding the Investment Manager’s general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes;

(b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Funds, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or recordkeeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met two times during the fiscal year ended October 31, 2017.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Eric Rakowski serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Funds; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Funds) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Governance Committee met two times during the fiscal year ended October 31, 2017.

Trustees’ Compensation

For their services as Trustees of the Trust and other funds within the AMG Fund Complex for the fiscal year ended October 31, 2017, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Bruce B. Bingham	$78,243	$266,250
Edward J. Kaier (c)	$89,483	$304,500
Kurt A. Keilhacker	$77,912	$279,500
Steven J. Paggioli	$80,824	$275,035
Richard F. Powers III	$82,136	$279,500
Eric Rakowski (d)	$90,625	$325,383
Victoria L. Sassine	$73,688	$266,250
Thomas R. Schneeweis	$82,136	$279,500
Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended October 31, 2017. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended October 31, 2017 for services as a Trustee to any fund currently in the AMG Fund Complex. As of October 31, 2017, each of Messrs. Bingham, Kaier, Paggioli, Powers and Schneeweis served as a trustee to 62 funds in the AMG Fund Complex and each of Messrs. Keilhacker and Rakowski and Mses. Sassine and Carsman served as a trustee or director to 64 funds in the AMG Fund Complex.
(c)	Mr. Kaier received an additional $25,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.
(d)	Mr. Rakowski received an additional $45,833 for serving as the Independent Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 2018, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each class of each Fund. The Trust did not know of any person who, as of February 1, 2018, owned beneficially or of record 5% or more of the outstanding Class Z shares of the International Fund.

U.S. Small Cap Growth Fund

Class I
Name and Address	Percentage Ownership
National Financial Services Corp.	30.68%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor
499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	16.60%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

RBC Capital Markets LLC	15.54%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Operations Manager
60 South Sixth Street PO8
Minneapolis, Minnesota 55402-1110

LPL Financial	7.13%
Omnibus Customer Account
Attn: Lindsay O’Toole
4707 Executive Drive
San Diego, California 92121

Wells Fargo Clearing Services LLC	6.80%
2801 Market Street
Saint Louis, Missouri 63103

Pershing LLC	5.31%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	24.97%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	15.15%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor
499 Washington Boulevard
Jersey City, New Jersey 07310

WTRISC Co. IRA Omnibus Account	9.24%
c/o ICMA Retirement Corporation
777 North Capitol Street, Northeast
Washington, D.C. 20002

DCGT as Trustee and/or Custodian	7.80%
For the Benefit of PLIC Various Retirement Plans
Omnibus
Attn: NPIO Trade Desk 711 High Street
Des Moines, Iowa 50392

Class Z

Name and Address	Percentage Ownership
Gerald Dillenburg and Cheryl Dillenburg JTWROS	100%
c/o AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

Core Plus Bond Fund

Class I

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	31.52%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	27.64%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor
499 Washington Boulevard
Jersey City, New Jersey 07310

Merrill Lynch Pierce Fenner & Smith Inc.	8.96%
For the Sole Benefit of its Customers
Attn: Service Team
4800 Deer Lake Drive East, 3rd Floor
Jacksonville, Florida 32246

UBS WM USA	8.42%
Special Custody Account for the Exclusive Benefit of Customers of UBSFSI
1000 Harbor Boulevard
Weehawken, New Jersey 07086

Morgan Stanley Smith Barney	6.40%
Harborside Financial Center Plaza 2, 3rd Floor
Jersey City, New Jersey 07311

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	42.98%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	33.49%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

TD Ameritrade Inc.	16.53%
For the Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, Nebraska 68103-2226

Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co. Cust. Rollover IRA	26.21%
Customer 68 Pinnacle Shores Drive
Okatie, South Carolina 29909

BNYM I S Trust Co. Cust. IRA	10.34%
For the Benefit of Customer 732 North Lenore Street
Addison, Illinois 60101-2621

BNYM I S Trust Co. Cust. Rollover IRA	9.00%
Customer 49 McDaniel Drive
Blairsville, Georgia 30512

BNYM I S Trust Co. Cust. Rollover IRA	8.92%
Customer 5S651 Hummingbird Lane
Naperville, Illinois 60540-3782

BNYM I S Trust Co. Cust. Rollover IRA	8.30%
Customer 214 Larch Road
Frankfort, Illinois 60423

BNYM I S Trust Co. Cust. Roth IRA	6.78%
For the Benefit of Customer 732 North Lenore Street
Addison, Illinois 60101-2621

BNYM I S Trust Co. Cust. Rollover IRA	6.24%
Customer 7 Gaslight Lane
North Easton, Massachusetts 02356

Keitha L. Kinne and Daniela L. Sikora JTWROS	6.08%
c/o AMG Funds LLC 600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

ESG Equity Fund

Class I

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.*	92.26%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Fairpointe Capital LLC	6.76%
1 North Franklin Street, Suite 3300
Chicago, Illinois 60606-3595

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	49.20%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	20.91%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

TD Ameritrade Inc.	6.65%
For the Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, Nebraska 68103-2226

LPL Financial	6.43%
Omnibus Customer Account
Attn: Lindsay O’Toole 4707 Executive Drive
San Diego, California 92121

Raymond R. Schlatter and Corrine M. Schlatter JTWROS	6.34%
11234 State Route 49
Hicksville, Ohio 43526-9311

Hedda & Burton Hurvich Trustees	5.02%
For the Benefit of Mount & Nadler EE’s Retirement Plan 425 Madison Avenue, Suite 1600
New York, New York 10017

Mid Cap Fund

Class I

Name and Address	Percentage Ownership
Pershing LLC	37.18%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

National Financial Services Corp.	17.21%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	14.48%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

JP Morgan Securities LLC	5.01%
Omnibus Account For The Exclusive Benefits of Customers 4 Chase Metrotech Center 3rd Floor, Mutual Fund Department
Brooklyn, New York 11245

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	26.38%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	19.99%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

John Hancock Life Insurance Co. USA	6.47%
RPS Trading OPS ET-4 601 Congress Street
Boston, Massachusetts 02210-2805

Pershing LLC	5.54%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class Z

Name and Address	Percentage Ownership
Strafe & Co.	6.47%
For the Benefit of the Ralph C. Wilson Jr. Foundation
P.O. Box 6924
Newark, Delaware 19714-6924

National Financial Services LLC	6.02%
For the Exclusive Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310-2010

Strafe & Co.	5.58%
For the Benefit of CCT – Pooled Fund - Main
P.O. Box 6924
Newark, Delaware 19714-6924

Global Dividend Fund

Class I

Name and Address	Percentage Ownership
Alexandria Bancorp Limited*	80.44%
P.O. Box 2428
Grand Cayman
Cayman Islands
KY1-1105

Raymond James	10.66%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Guardian Capital Holdings	8.54%
International Ltd.
P.O. Box 2428
George Town KY1 1105
Cayman Islands

Class N

Name and Address	Percentage Ownership
Guardian Capital Holdings	89.52%
International Ltd.
P.O. Box 2428
George Town KY1 1105
Cayman Islands

Raymond James	5.92%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Alternatives Fund

Class I

Name and Address	Percentage Ownership
Merrill Lynch Pierce Fenner & Smith Inc.*	49.28%
For The Sole Benefit of its Customers
Attn: Service Team 4800 Deer Lake Drive East, 3rd Floor
Jacksonville, Florida 32246

Charles Schwab & Co. Inc.	19.38%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Pershing LLC	7.79%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

National Financial Services Corp.	7.31%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Wells Fargo Clearing Services LLC	7.03%
2801 Market Street
Saint Louis, Missouri 63103

Class N

Name and Address	Percentage Ownership
Pershing LLC	35.84%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Charles Schwab & Co. Inc.	32.66%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	14.11%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

TD Ameritrade Inc.	5.24%
For the Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, Nebraska 68103-2226

Small Cap Growth Fund

Class I

Name and Address	Percentage Ownership
Nationwide Trust Company, FSB*	50.37%
For the Benefit of Participating Retirement Plans
PTPA-NTC c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218-2029

Saxon & Co.	12.13%
P.O. Box 7780-1888
Philadelphia, Pennsylvania 19182

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	33.85%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	19.93%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

LPL Financial	15.94%
Omnibus Customer Account
Attn: Lindsay O’Toole 4707 Executive Drive
San Diego, California 92121

Balanced Fund

Class I

Name and Address	Percentage Ownership
National Financial Services Corp.	53.22%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Merrill Lynch Pierce Fenner & Smith Inc.	29.19%
For The Sole Benefit of its Customers
Attn: Service Team 4800 Deer Lake Drive East, 3rd Floor
Jacksonville, Florida 32246

UBS WM USA	7.43%
Special Custody Account for the Exclusive Benefit of Customers of UBSFSI 1000 Harbor Boulevard
Weehawken, New Jersey 07086

DCGT as Trustee and/or Custodian	5.08%
For the Benefit of PLIC Various Retirement Plans
Omnibus
Attn: NPIO Trade Desk 711 High Street
Des Moines, Iowa 50392

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	9.06%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	6.56%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

DCGT as Trustee and/or Custodian	6.24%
For the Benefit of PLIC Various Retirement Plans
Omnibus
Attn: NPIO Ttrade Desk 711 High Street
Des Moines, Iowa 50392

Growth Fund

Class I

Name and Address	Percentage Ownership
National Financial Services Corp.*	37.56%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Morgan Stanley Smith Barney	17.11%
Harborside Financial Center Plaza 2 3rd Floor
Jersey City, New Jersey 07311

Charles Schwab & Co. Inc.	7.31%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Stratevest Co Omnibus Account	6.41%
P.O. Box 1034
Cherry Hill, New Jersey 08034

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	21.34%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	20.51%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Pershing LLC	9.91%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class R

Name and Address	Percentage Ownership
Merrill Lynch Pierce Fenner & Smith Inc.	44.85%
For the Sole Benefit of its Customers
Attn: Service Team 4800 Deer Lake Drive East, 3rd Floor
Jacksonville, Florida 32246

Nationwide Trust Company, FSB	37.19%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218-2029

Philip Snyder	6.78%
8237 Singleleaf Lane
Lorton, Virginia 22079

Oppenheimer & Co Inc.	5.78%
For the Benefit of Robert Pham Roth IRA
PAS Flex 215 Pineland Road Northwest
Atlanta, Georgia 30342

Mid Cap Growth Fund

Class I

Name and Address	Percentage Ownership
TD Ameritrade Trust Company*	49.10%
Attn: House
P.O. Box 17748
Denver, Colorado 80217-0748

William Vogel	24.84%
c/o Montag & Caldwell, LLC 3455 Peachtree Road Northeast, Suite 1200
Atlanta, Georgia 30326

Ronald Canakaris	6.37%
c/o Montag & Caldwell, LLC 3455 Peachtree Road Northeast, Suite 1200
Atlanta, Georgia 30326

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.*	54.42%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Raymond James	24.40%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Timothy Hooper	6.89%
3642 Castlegate Drive Northwest
Atlanta, Georgia 30327

International Fund

Class I

Name and Address	Percentage Ownership
JP Morgan Securities LLC	78.30%
Omnibus Account For The Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd Floor, Mutual Fund Department
Brooklyn, New York 11245

National Financial Services Corp.	12.88%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	55.60%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	30.23%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Small Cap Fund

Class I

Name and Address	Percentage Ownership
Morgan Stanley Smith Barney	21.88%
Harborside Financial Center Plaza 2 3rd Floor
Jersey City, New Jersey 07311

National Financial Services Corp.	15.09%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

State Street Bank & Trust Trustees	12.83%
The New York Life Progress
Sharing Investment Trust c/o Maria Mauceri, Room 51110
One Lincoln Street
Boston, Massachusetts 02111

Charles Schwab & Co. Inc.	11.51%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

AIG Retirement Services Company	6.90%
FBO AIGFSB CUST/TTEE
For the Benefit of Central Georgia Retirement Savings Plan
Attn: Chris Bauman 2727-A Allen Parkway 4-D1
Houston, Texas 77019

John Hancock Trust Company LLC	5.38%
690 Canton Street, Suite 100
Westwood, Massachusetts 02090

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	67.23%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	13.22%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Wells Fargo Bank	7.28%
For the Benefit of Various Retirement Plans 1525 West W.T. Harris Boulevard
Charlotte, North Carolina 28288-1076

WTRISC As Trustee FBO	5.76%
8515 East Orchard Road 2T2
Greenwood Village, Colorado 80111
Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co. Cust. Rollover IRA	40.52%
Customer 8328 S. Delaware Street
Dixon, Illinois 61021-9470

BNYM I S Trust Co. Cust. Rollover IRA	31.65%
Customer 374 Chestnut Street
Pottstown, Pennsylvania 19464

BNYM I S Trust Co. Cust. Rollover IRA	27.83%
Customer 12115 Helleri Hollow
Alpharetta, Georgia 30005-7267

Asia Dividend Fund

Class I

Name and Address	Percentage Ownership
Value Partners Hong Kong Ltd.*	100%
9/F Nexxus Building 41 Connaught Road Central
Hong Kong
China

Class N

Name and Address	Percentage Ownership
Value Partners Hong Kong Ltd.	84.23%
9/F Nexxus Building 41 Connaught Road Central
Hong Kong
China

Charles Schwab & Co. Inc.	13.40%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

All Cap Value Fund

Class I

Name and Address	Percentage Ownership
Raymond James*	45.55%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

BNY Mellon as Agent for	16.32%
BNYM I S Trust Co. Cust.
For the Benefit of Morningstar Wrap Program Customers 760 Moore Road
King of Prussia, Pennsylvania 19406

Charles Schwab & Co. Inc.	14.42%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	9.66%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	60.09%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	17.28%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Raymond James	6.44%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Class Z

Name and Address	Percentage Ownership
Strafe & Co.	37.88%
For the Benefit of Lisa Ferwerda Johnston Trust
P.O. Box 6924
Newark, Delaware 19714-6924

Strafe & Co.	13.03%
For the Benefit of Marian University Inc.
P.O. Box 6924
Newark, Delaware 19714-6924

Strafe & Co.	11.55%
For the Benefit of Jeffrey Paley Article 9th (S) T
P.O. Box 6924
Newark, Delaware 19714-6924

Strafe & Co.	7.81%
For the Benefit of Mem. Cemetery of St. John’s Church
P.O. Box 6924
Newark, Delaware 19714-6924

Strafe & Co.	7.32%
For the Benefit of Hochstein Foundation Inc.
P.O. Box 6924
Newark, Delaware 19714-6924

Strafe & Co.	7.00%
For the Benefit of Matilda R. Wilson Fund
P.O. Box 6924
Newark, Delaware 19714-6924

All Cap Value Fund II

Class I

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.*	37.39%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.*	33.62%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Raymond James	12.32%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Linercourse & Co. as Custodian for	10.57%
Indian River Medical Center-Pension 1200 Crown Colony Drive
Attn: STS Mutual Funds
Mail Stop CC10313
Quincy, Massachusetts 02169-0938

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	24.29%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Raymond James	13.87%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Commonwealth Bank & Trust Reinvest 7590	13.32%
4350 Brownsboro Road, Suite 210
Attn: Mutual Fund Processing
Louisville, Kentucky 40207

TD Ameritrade Inc.	13.01%
For the Exclusive Benefit of Our Clients
P.O. Box 2226
Omaha, Nebraska 68103-2226

Pershing LLC	12.57%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

National Financial Services Corp.	10.21%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

RBC Capital Markets LLC	5.20%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Operations Manager 60 South Sixth Street PO8
Minneapolis, Minnesota 55402-1110

Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co. Cust. IRA	45.69%
Customer 7712 S Vernon
Chicago, Illinois 60619-2923

AMG Funds LLC	31.11%
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

BNYM I S Trust Co. Cust. Rollover IRA	23.20%
Customer 8328 S. Delaware Street
Dixon, Illinois 61021-9470

Focused Absolute Value Fund

Class I

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.*	57.14%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Commonwealth Bank & Trust Reinvest 7590	22.19%
4350 Brownsboro Road, Suite 210
Attn: Mutual Fund Processing
Louisville, Kentucky 40207

Taynik & Co	9.65%
C/O State Street Bank 1200 Crown Colony Drive
Quincy, Massachusetts 02169-0938

Jesuit College Preparatory School of Dallas Foundation Inc.	9.44%
12345 Inwood Road
Dallas, Texas 75244-8094

Class N

Name and Address	Percentage Ownership
TD Ameritrade Inc.*	82.71%
For the Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, Nebraska 68103-2226

National Financial Services Corp.	13.01%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Class Z

Name and Address	Percentage Ownership
Keitha L. Kinne and Daniela L. Sikora JTWROS	81.14%
c/o AMG Funds LLC 600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

AMG Funds LLC	16.50%
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

Long-Short Fund

Class I

Name and Address	Percentage Ownership
National Financial Services Corp.*	51.42%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	16.62%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Commonwealth Bank & Trust Reinvest 7590	14.49%
4350 Brownsboro Road, Suite 210
Attn: Mutual Fund Processing
Louisville, Kentucky 40207

Pershing LLC	8.27%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	51.15%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	22.36%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Mac & Co
C/O The Bank of New York Mellon	7.77%
500 Grant Street
Room 151-1010
Pittsburgh, Pennsylvania 15258

Pershing LLC	6.33%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co. Cust. SEP IRA	66.30%
Customer 432 S Kensington Avenue
La Grange, Illinois 60525-2701

AMG Funds LLC	33.70%
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

Small-Mid Cap Value Fund

Class I

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.*	30.20%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Shepherd Center Inc.	19.52%
2020 Peachtree Road NW
Atlanta, Georgia 30309-1426

National Financial Services Corp.	15.62%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Wells Fargo Bank N.A.	12.18%
For the Benefit of HLS&R Inc. Domestic Equities
P.O. Box 1533
Minneapolis, Minnesota 55480

Wells Fargo Bank N.A.	10.38%
For the Benefit of HLS&R Education Domestic Equity
P.O. Box 1533
Minneapolis, Minnesota 55480

Class N

Name and Address	Percentage Ownership
Charles Schwab & Co. Inc.	42.26%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.	18.30%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Pershing LLC	11.70%
1 Pershing Plaza
Jersey City, New Jersey 07399-0002

Merrill Lynch Pierce Fenner & Smith Inc.	9.54%
For The Sole Benefit of its Customers
Attn: Service Team 4800 Deer Lake Drive East, 3rd Floor
Jacksonville, Florida 32246

LPL Financial	7.15%
Omnibus Customer Account
Attn: Lindsay O’Toole 4707 Executive Drive
San Diego, California 92121

Class Z

Name and Address	Percentage Ownership
BNYM I S Trust Co. Cust. SEP IRA	60.97%
Customer 432 S Kensington Avenue
La Grange, Illinois 60525-2701

AMG Funds LLC	19.74%
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

Keitha L. Kinne and Daniela L. Sikora JTWROS	19.30%
c/o AMG Funds LLC 600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

Small Cap Value Fund

Class I

Name and Address	Percentage Ownership
Raymond James*	50.91%
Omnibus for Mutual Funds
Attn: Courtney Waller 880 Carillon Parkway
St. Petersburg, Florida 33716

Charles Schwab & Co. Inc.	16.49%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Minnesota Life	15.44%
400 Robert Street North
Saint Paul, Minnesota 55101-2006

Class N

Name and Address	Percentage Ownership
National Financial Services Corp.	51.07%
For the Benefit of Our Customers
Attn: Mutual Funds Department, 4th Floor 499 Washington Boulevard
Jersey City, New Jersey 07310

Charles Schwab & Co. Inc.	36.64%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, California 94104-4122

Class Z

Name and Address	Percentage Ownership
AMG Funds LLC	64.83%
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830-7149

BNYM I S Trust Co. Cust. Rollover IRA	35.17%
Customer 321 Alta Avenue
Santa Cruz, California 95060-6441

*	Denotes persons or entities that owned 25% or more of the outstanding shares of beneficial interest of the Fund as of February 1, 2018, and therefore may be presumed to “control” the Fund under the 1940 Act. Except for these persons or entities, the Trust did not know of any person or entity who, as of February 1, 2018, “controlled” (within the meaning of the 1940 Act) the Fund. A person or entity that “controls” the Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Management Ownership

As of February 14, 2018, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund, with the exception of the U.S. Small Cap Growth Fund, where all management personnel as a group owned 100.00% of the outstanding shares of Class Z; the Core Plus Bond Fund, where all management personnel as a group owned 6.065% of the outstanding shares of Class Z; the Mid Cap Growth Fund, where all management personnel as a group owned 2.13% of the outstanding shares of Class I; the Focused Absolute Value Fund, where all management personnel as a group owned 83.309% of the outstanding shares of Class Z; and the Small-Mid Cap Value Fund, where all management personnel as a group owned 19.296% of the outstanding shares of Class Z.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisers

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to each Fund. The Investment Manager also serves as administrator of the Funds and carries out the daily administration of the Trust and the Funds. The Investment Manager’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as distributor of the Funds. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

Effective as of October 1, 2016, Aston, the former investment adviser to the Funds and an indirect, wholly owned subsidiary of AMG, merged with and into the Investment Manager, with the Investment Manager becoming the investment manager to the Funds.

The assets of each Fund are managed by a Subadviser selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager recommends Subadvisers for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of each Subadviser’s skills in managing assets subject to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a Subadviser, and the Investment Manager does not expect to make frequent changes of Subadvisers. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisers for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. Because GW&K Investment Management, LLC (“GW&K”) and River Road Asset Management, LLC (“River Road”) are affiliates of the Investment Manager, the Investment Manager indirectly benefits from the compensation received by these Subadvisers.

The Subadviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objective(s), policies and restrictions. Generally, the services that the Subadviser provides to the Funds are limited to asset management and related recordkeeping services.

The Subadviser or an affiliated broker-dealer may execute portfolio transactions for the Funds and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which an affiliate of the Subadviser participates. For underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into Subadvisory Agreements with the Subadvisers (each a “Subadvisory Agreement” and collectively the “Subadvisory Agreements”).

Effective as of October 1, 2016, in connection with the merger of Aston with and into the Investment Manager, the Investment Manager, as Aston’s legal successor, replaced Aston as a party to the Investment Management Agreement and each Subadvisory Agreement.

Under the Investment Management Agreement, the Investment Manager is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Investment Management Agreement between the Trust and the Investment Manager may be terminated with respect to a Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Investment Manager. The Investment Manager may also terminate its advisory relationship with respect to a Fund upon 60 days’ written notice to the Trust. The Investment Management Agreement terminates automatically in the event of its assignment.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	manage the investment and reinvestment of the assets of the Funds,

•	continuously review, supervise and administer the investment program of the Funds,

•	determine in its discretion, the assets to be held uninvested,

•	provide the Trust with records concerning the Investment Manager’s activities which are required to be maintained by the Trust, and

•	render regular reports to the Trust’s officers and Board concerning the Investment Manager’s discharge of the foregoing responsibilities.

The Investment Manager shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

With respect to each Fund, the Investment Management Agreement provides for an initial term of two years and thereafter continues in effect for the Fund from year to year, so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board.

The Investment Management Agreement with the Investment Manager also provides that the Investment Manager shall have the authority, subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more Subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any Subadvisers so selected pursuant to a “manager-of-managers” structure.

Under the Subadvisory Agreement between the Investment Manager and the Subadviser for each Fund, each Subadviser manages a portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund’s securities, subject to the general oversight of the Board and the Investment Manager. In addition, except as may otherwise be prohibited by law or regulation, a Subadviser may, in its discretion and from time to time, waive a portion of its fee.

Each Subadvisory Agreement provides that neither a Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or the Investment Manager for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Subadvisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Subadvisory Agreement. Each Subadvisory Agreement continues for an initial term of two years and is subject to the same requirements for renewal as the Investment Management Agreement, except for the Subadvisory Agreement with GW&K with respect to the U.S. Small Cap Growth Fund and the Subadvisory Agreements with River Road with respect to the All Cap Value Fund, the All Cap Value Fund II, the Focused Absolute Value Fund, the Long-Short Fund, the Small-Mid Cap Value Fund and the Small Cap Value Fund, which Subadvisory Agreements continue for the same term as the Investment Management Agreement and are subject to the same requirements for renewal.

For the services provided pursuant to each Subadvisory Agreement, the Investment Manager pays each Subadviser a fee computed daily and payable monthly.

Under the Subadvisory Agreements, each Subadviser manages all of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective(s), policies, and investment restrictions. The Subadvisers provide these services subject to the general supervision of the Investment Manager and the Trust’s Board of Trustees. The provision of investment advisory services by a Subadviser to its Fund will not be exclusive under the terms of the Subadvisory Agreements, and the Subadviser will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadvisers, the Investment Manager:

•	performs periodic detailed analysis and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation analysis and review of portfolio and other compliance matters and a review of each Subadviser’s investment performance in respect of a Fund;

•	prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser;

•	assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement with a Subadviser and annual consideration of each Subadvisory Agreement thereafter;

•	prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board;

•	identifies potential successors to or replacements of any Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law.

Each Fund pays all expenses not borne by the Investment Manager or Subadvisers including, but not limited to, advisory fees; distribution fees; interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the Fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, administrators, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund except as otherwise determined by the Trustees; Board fees; audit fees; travel expenses of officers, Trustees and employees of the Trust who are not officers, employees or directors of the Investment Manager or its affiliates, if any; and the Trust’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust and its officers, Trustees and employees; litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto.

The Trust may rely on an exemptive order from the SEC that permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into subadvisory agreements with unaffiliated subadvisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Board of Trustees but without shareholder approval, to hire new unaffiliated subadvisers for the Funds, change the terms of a subadvisory agreement for an unaffiliated subadviser, or continue the employment of an unaffiliated subadviser after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadviser. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadviser to the Funds without approval of the Board of Trustees and, to the extent required by the 1940 Act, shareholder approval. Affiliated subadvisers selected by the Investment Manager are subject to shareholder approval.

Compensation of the Investment Manager and each Subadviser

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, at the annual rates included in the table below, which is computed daily as a percentage of the value of the average daily net assets of the applicable Fund and may be paid monthly.

Fund	Investment Management Fee
U.S. Small Cap Growth Fund	0.70%
Core Plus Bond Fund	0.45%
ESG Equity Fund	0.70%
Mid Cap Fund	0.70% for the first $100 million 0.65% for the next $300 million 0.60% over $400 million
Global Dividend Fund	0.70%
Alternatives Fund	0.90%
Small Cap Growth Fund	0.90%
Balanced Fund	0.65%
Growth Fund	0.70% for the first $800 million 0.50% over $800 million up to $6 billion 0.45% over $6 billion up to $12 billion 0.40% over $12 billion
Mid Cap Growth Fund	0.75%
International Fund	0.70%
Small Cap Fund	0.90%
Asia Dividend Fund	0.80%
All Cap Value Fund	0.60%
All Cap Value Fund II	0.60%

Fund	Investment Management Fee
Focused Absolute Value Fund	0.60%
Long-Short Fund	0.85%
Small-Mid Cap Value Fund	0.75%
Small Cap Value Fund	0.80%

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay each Subadviser a portion of the investment management fee (net of all mutually agreed-upon fee waivers and reimbursements) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Subadviser manages. The fee paid to each Subadviser is paid out of the fee the Investment Manager receives from a Fund and does not increase a Fund’s expenses.

Investment Management Fees Paid by the Funds. Investment management fees paid to the Investment Manager (or its predecessor) by the U.S. Small Cap Growth Fund, Core Plus Bond Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2015, October 31, 2016 and October 31, 2017; the ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the fiscal years ended October 31, 2016 and October 31, 2017; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017, are as follows. The Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary waiver or reimbursement by the Investment Manager may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager. Each Fund’s management fee rate was reduced by 0.10% at each breakpoint level effective as of October 1, 2016. In addition, the management fee rate of the U.S. Small Cap Growth Fund was further reduced by 0.10% effective as of February 27, 2017, the management fee rates of the Long-Short Fund and Small-Mid Cap Value Fund were further reduced by 0.25% and 0.15%, respectively, effective as of January 1, 2017, and the management fee rate of the International Fund was further reduced by 0.10% effective as of July 1, 2017. For periods prior to the effective times of these changes, the amounts shown reflect each Fund’s previous investment management fee.

Fund	Total	Waived/Reimbursed*	Net
U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$283,421	$0	$283,421
Fiscal Year Ended October 31, 2016	$1,283,334	$0	$1,283,334
Fiscal Year Ended October 31, 2015	$6,312,433	$0	$6,312,433

Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$2,976,933	$71,234	$2,905,699
Fiscal Year Ended October 31, 2016	$3,546,353	$0	$3,546,353
Fiscal Year Ended October 31, 2015	$1,908,289	$0	$1,908,289

Fund	Total	Waived/Reimbursed*	Net
ESG Equity Fund
Fiscal Year Ended October 31, 2017	$51,322	$0	$51,322
Fiscal Year Ended October 31, 2016	$51,946	$0	$51,946
Period Ended October 31, 2015	$39,167	$0	$39,167

Mid Cap Fund
Fiscal Year Ended October 31, 2017	$24,246,742	$0	$24,246,742
Fiscal Year Ended October 31, 2016	$26,481,785	$0	$26,481,785
Fiscal Year Ended October 31, 2015	$38,541,887	$0	$38,541,887

Global Dividend Fund
Fiscal Year Ended October 31, 2017	$233,557	$0	$233,557
Fiscal Year Ended October 31, 2016	$41,246	$0	$41,246
Fiscal Year Ended October 31, 2015	$34,871	$0	$34,871

Alternatives Fund
Fiscal Year Ended October 31, 2017	$686,174	$0	$686,174
Fiscal Year Ended October 31, 2016	$1,391,733	$0	$1,391,733
Fiscal Year Ended October 31, 2015	$3,198,520	$0	$3,198,520

Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$1,146,793	$0	$1,146,793
Fiscal Year Ended October 31, 2016	$1,602,242	$0	$1,602,242
Fiscal Year Ended October 31, 2015	$1,336,681	$0	$1,336,681

Balanced Fund
Fiscal Year Ended October 31, 2017	$153,928	$0	$153,928
Fiscal Year Ended October 31, 2016	$267,323	$0	$267,323
Fiscal Year Ended October 31, 2015	$181,384	$0	$181,384

Growth Fund
Fiscal Year Ended October 31, 2017	$6,750,891	$0	$6,750,891
Fiscal Year Ended October 31, 2016	$11,121,715	$0	$11,121,715
Fiscal Year Ended October 31, 2015	$19,333,611	$0	$19,333,611

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$66,381	$0	$66,381
Fiscal Year Ended October 31, 2016	$86,825	$0	$86,825
Fiscal Year Ended October 31, 2015	$91,112	$0	$91,112

International Fund
Fiscal Year Ended October 31, 2017	$12,633,058	$0	$12,633,058
Fiscal Year Ended October 31, 2016	$6,635,291	$0	$6,635,291
Fiscal Year Ended October 31, 2015	$300,511	$0	$300,511

Small Cap Fund
Fiscal Year Ended October 31, 2017	$2,230,080	$0	$2,230,080
Fiscal Year Ended October 31, 2016	$1,777,234	$0	$1,777,234
Fiscal Year Ended October 31, 2015	$1,066,552	$0	$1,066,552

Fund	Total	Waived/Reimbursed*	Net
Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$72,458	$0	$72,458
Period Ended October 31, 2016	$59,488	$0	$59,488

All Cap Value Fund
Fiscal Year Ended October 31, 2017	$5,514,348	$0	$5,514,348
Fiscal Year Ended October 31, 2016	$5,328,517	$0	$5,328,517
Fiscal Year Ended October 31, 2015	$6,826,423	$0	$6,826,423

All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$747,644	$0	$747,644
Fiscal Year Ended October 31, 2016	$811,217	$0	$811,217
Fiscal Year Ended October 31, 2015	$945,208	$0	$945,208

Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$108,859	$0	$108,859
Period Ended October 31, 2016	$54,381	$0	$54,381

Long-Short Fund
Fiscal Year Ended October 31, 2017	$364,959	$0	$364,959
Fiscal Year Ended October 31, 2016	$582,698	$0	$582,698
Fiscal Year Ended October 31, 2015	$1,802,939	$0	$1,802,939

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$323,566	$0	$323,566
Fiscal Year Ended October 31, 2016	$465,377	$0	$465,377
Fiscal Year Ended October 31, 2015	$1,348,429	$0	$1,348,429

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$2,394,607	$0	$2,394,607
Fiscal Year Ended October 31, 2016	$2,316,173	$0	$2,316,173
Fiscal Year Ended October 31, 2015	$2,508,044	$0	$2,508,044

*	As further described under “Purchase, Redemption and Pricing of Shares—Exchange of Shares” below, an investor may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager that compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services. The Investment Manager has voluntarily agreed to waive or reimburse a portion of its management fee in the amount of the cash payments it receives under these agreements, amounts which are reflected in the table as amounts waived/reimbursed. Any such voluntary waiver or reimbursement is not recoverable by the Investment Manager from a Fund under the expense limitations described under “Expense Limitations” below. See “Purchase, Redemption and Pricing of Shares—Exchange of Shares” below for more information on the JPMorgan Fund and the Service Agreement and Supplemental Payment Agreement.

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager (or its predecessor) to the Subadvisers for subadvisory services with respect to the U.S. Small Cap Growth Fund, Core Plus Bond Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2015, October 31, 2016 and October 31, 2017; the ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the fiscal years ended October 31, 2016 and October 31, 2017; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017, are as follows. A Subadviser may voluntarily agree to waive or reimburse a portion of its subadvisory fee from time to time. Any voluntary waiver or reimbursement by any Subadviser may be terminated or reduced in amount at any time and solely in the discretion of the Subadviser concerned.

	U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$116,447
Fiscal Year Ended October 31, 2016	$582,399
Fiscal Year Ended October 31, 2015	$3,139,888

	Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$1,440,414
Fiscal Year Ended October 31, 2016	$1,429,783
Fiscal Year Ended October 31, 2015	$712,703

	ESG Equity Fund
Fiscal Year Ended October 31, 2017	$0	*
Fiscal Year Ended October 31, 2016	$0	*
Period Ended October 31, 2015	$0	*

	Mid Cap Fund
Fiscal Year Ended October 31, 2017	$13,091,791
Fiscal Year Ended October 31, 2016	$12,375,847
Fiscal Year Ended October 31, 2015	$18,638,511

	Global Dividend Fund
Fiscal Year Ended October 31, 2017	$111,641
Fiscal Year Ended October 31, 2016	$0	*
Fiscal Year Ended October 31, 2015	$0	*

	Alternatives Fund
Fiscal Year Ended October 31, 2017	$326,519
Fiscal Year Ended October 31, 2016	$626,981
Fiscal Year Ended October 31, 2015	$1,528,051

	Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$543,390
Fiscal Year Ended October 31, 2016	$649,971
Fiscal Year Ended October 31, 2015	$515,829

	Balanced Fund
Fiscal Year Ended October 31, 2017	$75,917
Fiscal Year Ended October 31, 2016	$100,241
Fiscal Year Ended October 31, 2015	$58,144

	Growth Fund
Fiscal Year Ended October 31, 2017	$3,734,132
Fiscal Year Ended October 31, 2016	$5,323,029
Fiscal Year Ended October 31, 2015	$8,915,130

	Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$7,221
Fiscal Year Ended October 31, 2016	$0	*
Fiscal Year Ended October 31, 2015	$0	*

	International Fund
Fiscal Year Ended October 31, 2017	$7,207,241
Fiscal Year Ended October 31, 2016	$3,453,557
Fiscal Year Ended October 31, 2015	$64,802

	Small Cap Fund
Fiscal Year Ended October 31, 2017	$1,170,807
Fiscal Year Ended October 31, 2016	$817,479
Fiscal Year Ended October 31, 2015	$477,098

	Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$0	*
Period Ended October 31, 2016	$0	*

	All Cap Value Fund
Fiscal Year Ended October 31, 2017	$2,884,469
Fiscal Year Ended October 31, 2016	$2,501,443
Fiscal Year Ended October 31, 2015	$3,189,634

	All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$419,952
Fiscal Year Ended October 31, 2016	$395,844
Fiscal Year Ended October 31, 2015	$462,320

	Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$14,755
Period Ended October 31, 2016	$0	*

	Long-Short Fund
Fiscal Year Ended October 31, 2017	$170,077
Fiscal Year Ended October 31, 2016	$243,608
Fiscal Year Ended October 31, 2015	$893,904

	Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$157,283
Fiscal Year Ended October 31, 2016	$196,884
Fiscal Year Ended October 31, 2015	$658,340

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$1,201,075
Fiscal Year Ended October 31, 2016	$1,036,489
Fiscal Year Ended October 31, 2015	$1,095,085

*	The calculation of the subadvisory fee resulted in a negative amount and therefore no subadvisory fee was payable for the fiscal year.

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to a Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadviser of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in each Fund’s Prospectus) to exceed its contractual expense limitation amount. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to (or repayments by) the U.S. Small Cap Growth Fund, Core Plus Bond Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2015, October 31, 2016 and October 31, 2017; the ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the fiscal years ended October 31, 2016 and October 31, 2017; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017, are set forth in the table below. These amounts include fees waived and/or expenses reimbursed to (or repayments by) the Funds pursuant to expense reimbursement agreements between the Funds and the Investment Manager that were in place prior to November 1, 2017, or in the case of the International Fund, prior to July 1, 2017.

U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$89,792
Fiscal Year Ended October 31, 2016	$38,534
Fiscal Year Ended October 31, 2015	$0

Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$427,559
Fiscal Year Ended October 31, 2016	$494,265
Fiscal Year Ended October 31, 2015	$380,220

ESG Equity Fund
Fiscal Year Ended October 31, 2017	$46,791
Fiscal Year Ended October 31, 2016	$103,052
Period Ended October 31, 2015	$128,683

Mid Cap Fund
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

Global Dividend Fund
Fiscal Year Ended October 31, 2017	$16,939
Fiscal Year Ended October 31, 2016	$96,649
Fiscal Year Ended October 31, 2015	$122,164

Alternatives Fund
Fiscal Year Ended October 31, 2017	$70,164
Fiscal Year Ended October 31, 2016	$101,268
Fiscal Year Ended October 31, 2015	$68,670

Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$157,295
Fiscal Year Ended October 31, 2016	$245,604
Fiscal Year Ended October 31, 2015	$242,740

Balanced Fund
Fiscal Year Ended October 31, 2017	$23,103
Fiscal Year Ended October 31, 2016	$40,082
Fiscal Year Ended October 31, 2015	$57,055

Growth Fund
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$55,155
Fiscal Year Ended October 31, 2016	$88,726
Fiscal Year Ended October 31, 2015	$91,195

International Fund
Fiscal Year Ended October 31, 2017	$(120,411)
Fiscal Year Ended October 31, 2016	$(156,874)
Fiscal Year Ended October 31, 2015	$175,077

Small Cap Fund
Fiscal Year Ended October 31, 2017	$73,291
Fiscal Year Ended October 31, 2016	$99,164
Fiscal Year Ended October 31, 2015	$77,805

Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$97,734
Period Ended October 31, 2016	$186,328

All Cap Value Fund
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$81,771
Period Ended October 31, 2016	$170,129

Long- Short Fund
Fiscal Year Ended October 31, 2017	$47,466
Fiscal Year Ended October 31, 2016	$74,866
Fiscal Year Ended October 31, 2015	$(34,948)

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$39,064
Fiscal Year Ended October 31, 2016	$62,677
Fiscal Year Ended October 31, 2015	$0

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

The amounts set forth in the table above include fees waived and/or expenses reimbursed by Aston prior to the merger of Aston with and into the Investment Manager, including amounts waived and/or reimbursed pursuant to expense reimbursement agreements between the Funds and Aston that were in place prior to the October 1, 2016 merger of Aston with and into the Investment Manager. In connection with the merger, all obligations of the Funds and Aston existing under such agreements at the time of the merger, including any obligations of the Funds to reimburse Aston for fees waived or expenses reimbursed, were expressly assumed by the Funds and the Investment Manager, respectively, under the Amended and Restated Expense Reimbursement Agreement.

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services” below.

Portfolio Managers of the Funds

Unless indicated otherwise, all information below is as of October 31, 2017.

AMG GW&K U.S. Small Cap Growth Fund

GW&K Investment Management, LLC (“GW&K”)

GW&K has served as Subadviser to the U.S. Small Cap Growth Fund since February 1, 2016. AMG has a majority ownership and controlling interest in GW&K that it acquired from The Bank of New York Mellon (“BNY”) on October 1, 2008. As of December 31, 2017, GW&K’s assets under management were approximately $36.503 billion.

Daniel L. Miller, CFA, and Joseph C. Craigen, CFA, serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the U.S. Small Cap Growth Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Daniel L. Miller, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	3	$342	None	$0
Other Pooled Investment Vehicles	1	$664	None	$0
Other Accounts	5,198	$4,541	1	$99

Portfolio Manager: Joseph C. Craigen, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$118	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	151	$160	None	$0

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the applicable Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Portfolio Managers’ Ownership of Fund Shares

U.S. Small Cap Growth Fund:

Mr. Miller: None

Mr. Craigen: None

AMG Managers DoubleLine Core Plus Bond Fund

DoubleLine® Capital LP (“DoubleLine”)

DoubleLine has served as Subadviser to the Core Plus Bond Fund since the Fund’s inception. DoubleLine was founded in 2009 by Jeffrey Gundlach and other key members of DoubleLine’s investment team. As of December 31, 2017, DoubleLine’s assets under management were approximately $118.440 billion.

Jeffrey E. Gundlach, Philip A. Barach, Luz M. Padilla and Robert Cohen serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Core Plus Bond Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Jeffrey E. Gundlach

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	32	$90,156.94	None	$0
Other Pooled Investment Vehicles	19	$7,881.78	3	$3,033.91
Other Accounts	64	$10,111.20	2	$1,093.51

Portfolio Manager: Philip A. Barach

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	16	$69,347.09	None	$0
Other Pooled Investment Vehicles	11	$6,364.93	2	$2,862.31
Other Accounts	45	$6,369.57	1	$692.58

Portfolio Manager: Luz M. Padilla

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	11	$11,918.16	None	$0
Other Pooled Investment Vehicles	2	$122.45	None	$0
Other Accounts	4	$1,073.45	1	$692.58

Portfolio Manager: Robert Cohen

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	6	$9,810.11	None	$0
Other Pooled Investment Vehicles	5	$943.81	3	$821.35
Other Accounts	2	$264.35	None	$0

Potential Material Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of the firm’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index as the Fund’s benchmark, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and it is also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. DoubleLine has adopted policies and procedures that it believes are reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in, or conduct research relating to, different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients or DoubleLine result in DoubleLine receiving material, non-public information, or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if DoubleLine acquires material non-public information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients.

Broad and Wide-Ranging Activities. The portfolio managers, DoubleLine and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio managers, DoubleLine and its affiliates may engage in activities where the interests of certain divisions of DoubleLine and its affiliates or the interests of their clients may conflict with the interests of the shareholders of the Fund.

Possible Future Activities. DoubleLine and its affiliates may expand the range of services that they provide over time. Except as provided herein, DoubleLine and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. DoubleLine and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by the Fund. These clients may themselves represent appropriate investment opportunities for the Fund or may compete with the Fund for investment opportunities.

When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund. Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, the firm’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that it believes are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for a portfolio manager in that a portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

DoubleLine has adopted policies and procedures that it believes are reasonably designed to allocate investment opportunities between the Fund and performance fee based accounts on a fair and equitable basis over time.

Portfolio Manager Compensation

The overall objective of DoubleLine’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the firm. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance, through direct ownership interests or participation in stock option or stock appreciation plans. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the firm as a whole. Participation is generally determined in the firm’s discretion, taking into account factors relevant to the portfolio manager’s contribution to the success of the firm.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-advantaged basis. DoubleLine may also choose, from time to time, to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional, and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the firm’s leadership criteria.

Portfolio Managers’ Ownership of Fund Shares

Core Plus Bond Fund

Mr. Gundlach: None

Mr. Barach: None

Ms. Padilla: None

Mr. Cohen: None

AMG Managers Fairpointe ESG Equity Fund and AMG Managers Fairpointe Mid Cap Fund

Fairpointe Capital LLC (“Fairpointe”)

Fairpointe has served as Subadviser to the ESG Equity Fund since the Fund’s inception. Fairpointe has served as Subadviser to the Mid Cap Fund since 2011; however, Ms. Zerhusen has served as a portfolio manager of the Fund since May 1999. Fairpointe was founded in 2011 and is 100% employee-owned. The firm provides investment advisory services to institutions and individuals. As of December 31, 2017, Fairpointe’s assets under management totaled approximately $5.4 billion.

Thyra E. Zerhusen, Mary L. Pierson and Frances E. Tuite are the portfolio managers jointly and primarily responsible for the day-to-day management of the ESG Equity Fund. Thyra E. Zerhusen, Marie L. Lorden, Mary L. Pierson and Brian M. Washkowiak are the portfolio managers jointly and primarily responsible for the day-to-day management of the Mid Cap Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Thyra E. Zerhusen

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$701	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	11	$395	None	$0

Portfolio Manager: Marie L. Lorden

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$701	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	11	$395	None	$0

Portfolio Manager: Mary L. Pierson

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$701	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	11	$395	None	$0

Portfolio Manager: Brian M. Washkowiak

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$701	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	11	$395	None	$0

Portfolio Manager: Frances E. Tuite

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	1	$20	1	$20
Other Accounts	None	$0	None	$0

Potential Material Conflicts of Interest

The portfolio managers manage multiple accounts, including the Funds. The portfolio managers make investment decisions for each account based on the investment objectives, policies and other relevant investment considerations that the portfolio managers believe are applicable to each account. Such actions may be taken for one account and not another and may result in varying holding and performance among clients. Fairpointe has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Ms. Zerhusen, Ms. Lorden, Ms. Pierson, Mr. Washkowiak and Ms. Tuite each receive a fixed base salary. Equity owners participate in the profits of Fairpointe in accordance with their respective ownership percentages.

Portfolio Managers’ Ownership of Fund Shares

ESG Equity Fund

Ms. Zerhusen: Over $1,000,000

Ms. Pierson: $50,001 to $100,000

Ms. Tuite: $100,001 to $500,000

Mid Cap Fund

Ms. Zerhusen: Over $1,000,000

Ms. Lorden: $500,001 to $1,000,000

Ms. Pierson: $500,001 to $1,000,000

Mr. Washkowiak: $50,001 to $100,000

AMG Managers Guardian Capital Global Dividend Fund

Guardian Capital LP (“Guardian”)

Guardian has served as Subadviser to the Global Dividend Fund since the Fund’s inception. Guardian was founded in 1962 as Guardian Management Ltd. and is a subsidiary of Guardian Capital Group Limited. As of September 30, 2017, Guardian’s assets under management totaled approximately $19.603 billion.

Srikanth Iyer and Fiona Wilson are the portfolio managers jointly and primarily responsible for the day-to-day management of the Global Dividend Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Srikanth Iyer
Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	13	$1,047.0	None	$0
Other Accounts	45	$1,721.2	None	$0

Portfolio Manager: Fiona Wilson
Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	13	$1,047.0	None	$0
Other Accounts	45	$1,721.2	None	$0

Potential Material Conflicts of Interest

The portfolio manager oversees multiple accounts in the investment strategy which includes the Fund. The portfolio managers make decisions at the strategy level and implement those decisions at the account level based on the specific investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to each account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Guardian has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

The overall objective of Guardian’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the firm. Portfolio managers are compensated through a combination of base salary, performance bonus, profit sharing and equity incentives. Bonuses and salary generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Base Salary: Guardian’s base salaries are competitive with other money management firms according to studies Guardian conducts and reviews periodically.

Performance Bonus: Investment personnel are entitled to a performance bonus based on achieving above benchmark returns and/or our other performance related targets that properly measure their success at managing client assets.

Profit Sharing: Individual professional staff may also be awarded participation in profit sharing of the revenue or income related to the areas for which the portfolio managers are responsible.

Equity Incentives: Portfolio managers participate in equity incentives based on overall firm performance through direct ownership interests or participation in stock option or stock appreciation plans. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of Guardian as a whole. Participation is generally determined in Guardian’s discretion, taking into account factors relevant to the portfolio manager’s contribution to the success of Guardian.

Portfolio Managers’ Ownership of Fund Shares

Global Dividend Fund

Mr. Iyer: None

Ms. Wilson: None

AMG Managers Lake Partners LASSO Alternatives Fund

Lake Partners, Inc. (“Lake Partners”)

Lake Partners has served as Subadviser to the Alternatives Fund since the Fund’s inception. Lake Partners is wholly-owned by Messrs. Frederick C. Lake and Ronald A. Lake. As of December 31, 2017, Lake Partners managed approximately $76.4 million in assets and provided investment consulting services to approximately $2.124 billion in assets.

Frederick C. Lake and Ronald A. Lake are the portfolio managers jointly and primarily responsible for the day-to-day management of the Alternatives Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Frederick C. Lake

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	51	$32.8	None	$0

Portfolio Manager: Ronald A. Lake

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	18	$16.6	None	$0

Potential Material Conflicts of Interest

The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Lake

Partners has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

As the sole owners of the Subadviser, compensation to the portfolio managers for their services to the Fund is allocated out of the Subadviser’s income, which is equal to net revenue minus the Subadviser’s expenses.

The income of the Subadviser and, therefore, the compensation of the portfolio managers, are determined primarily by the amount of assets under management or advisement at the Subadviser as well as the investment performance of accounts managed by the Subadviser.

Portfolio Managers’ Ownership of Fund Shares

Alternatives Fund

Mr. F.C. Lake: $100,001 to $500,000

Mr. R.A. Lake: $500,001 to $1,000,000

AMG Managers LMCG Small Cap Growth Fund

LMCG Investments, LLC (“LMCG”)

LMCG has served as Subadviser to the Small Cap Growth Fund since February 17, 2012. LMCG is a board-managed limited liability company owned by its employees, Lee P. Munder and Royal Bank of Canada (“RBC”). LMCG operates independently of RBC, a publicly held Canadian bank that, on November 2, 2015, acquired City National Corporation, LMCG’s former majority owner. As of December 31, 2017, LMCG’s assets under management totaled approximately $7.9 billion.

Andrew Morey is the portfolio manager primarily responsible for the day-to-day management of the Small Cap Growth Fund.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Andrew Morey

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$444.5	None	$0
Other Pooled Investment Vehicles	4	$11.9	None	$0
Other Accounts	23	$423.5	None	$0

Potential Material Conflicts of Interest

LMCG’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

Portfolio Manager Compensation

Portfolio managers at LMCG are compensated through a combination of base salary and incentive bonus. LMCG’s incentive bonus plan for investment teams is a revenue-share model based on strategy performance relative to a peer group universe of retail and institutional managers. The incentive formula is based on the teams’ performance rankings within the universe for a blended time period which includes one year, three years, five years and since inception performance. Incentive bonuses are not calculated on specific client or specific fund assets.

Portfolio Manager’s Ownership of Fund Shares

Small Cap Growth Fund

Mr. Morey: $100,001 to $500,000

AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund and AMG Managers Montag & Caldwell Mid Cap Growth Fund

Montag & Caldwell, LLC (“Montag & Caldwell”)

Montag & Caldwell has served as Subadviser to each of the Balanced Fund, the Growth Fund and the Mid Cap Growth Fund since the Fund’s inception. Montag & Caldwell is 100% employee owned. As of December 31, 2017, Montag & Caldwell’s assets under management totaled approximately $3.552 billion.

Ronald E. Canakaris and Helen M. Donahue are the portfolio managers jointly and primarily responsible for the day-to-day management of the Balanced Fund. Ronald E. Canakaris and Andrew W. Jung are the portfolio managers jointly and primarily responsible for the day-to-day management of the Growth Fund. M. Scott Thompson is the portfolio manager primarily responsible for the day-to-day management of the Mid Cap Growth Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Ronald E. Canakaris

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	3	$6	None	$0

Portfolio Manager: Helen M. Donahue

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	42	$836	None	$0

Portfolio Manager: Andrew W. Jung

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	1	$0	None	$0

Portfolio Manager: M. Scott Thompson

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	1	$0	None	$0

Potential Material Conflicts of Interest

In some cases, the portfolio managers for the Funds may manage multiple accounts following Montag & Caldwell’s large cap-growth, mid-cap growth and balanced strategies. The portfolio managers may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund to the extent of client restrictions on accounts, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. Some overlap in holdings may exist between Montag & Caldwell’s mid-cap growth strategy and its large-cap growth strategy. Montag & Caldwell has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for the portfolio managers includes an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary. Compensation is determined by the Compensation Committee and is based on the success of the firm in achieving clients’ investment objectives and providing excellent client service. The portfolio managers may also participate in a bonus arrangement that is partially based on identifying new business prospects and obtaining new clients. Other components of the portfolio managers’ compensation include a 401(k) savings and profit sharing plan and a profits interest program initiated in 2016. Incentive compensation is not based on performance or the value of assets held in any Fund’s portfolio.

Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.

Portfolio Managers’ Ownership of Fund Shares

Balanced Fund

Mr. Canakaris: None

Ms. Donahue: $50,001 to $100,000

Growth Fund

Mr. Canakaris: Over $1,000,000

Mr. Jung: $100,001 to $500,000

Mid Cap Growth Fund

Mr. Thompson: Over $1,000,000

AMG Managers Pictet International Fund

Pictet Asset Management Limited (“PAM”)

PAM has served as Subadviser to the International Fund since the Fund’s inception. PAM is part of the Pictet Group, which was founded in Geneva in 1805. As of December 31, 2017, PAM’s assets under management totaled approximately $197.4 billion.

Fabio Paolini, CFA, Swee-Kheng Lee, PhD and Benjamin Beneche, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the International Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Fabio Paolini, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$306	None	$0
Other Pooled Investment Vehicles	2	$474	None	$0
Other Accounts	12	$3,869	None	$0

Portfolio Manager: Swee-Kheng Lee, PhD

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$306	None	$0
Other Pooled Investment Vehicles	2	$474	None	$0
Other Accounts	12	$3,869	None	$0

Portfolio Manager: Benjamin Beneche, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$306	None	$0
Other Pooled Investment Vehicles	2	$474	None	$0
Other Accounts	12	$3,869	None	$0

Potential Material Conflicts of Interest

The portfolio managers oversee multiple accounts in the investment strategy which includes the Fund. The portfolio managers make decisions at the strategy level and implement those decisions at the account level based on the specific investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to each account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. PAM has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

The portfolio managers’ total compensation typically comprises a fixed salary; a performance-related bonus (which directly links their pay with the investment performance they deliver to clients); Pictet Parts (an annual profit sharing arrangement based on group results, linking pay to group results); and, for key senior executives, Long-Term Incentive Plan Units (linking pay to the long-term growth and continued success of PAM). The variable elements of pay create a direct link between pay and performance, aligning the staff’s incentives with the best interests of PAM’s clients.

Portfolio Managers’ Ownership of Fund Shares

International Fund

Mr. Paolini: None

Ms. Lee: None

Mr. Beneche: None

AMG Managers Silvercrest Small Cap Fund

Silvercrest Asset Management Group LLC (“Silvercrest”)

Silvercrest has served as Subadviser to the Small Cap Fund since the Fund’s inception. Silvercrest was founded in 2002. Silvercrest is a wholly-owned subsidiary of Silvercrest L.P., which is majority-owned by Silvercrest employees, with a minority interest owned by publicly-held Silvercrest Asset Management Group Inc. As of September 30, 2017, Silvercrest’s assets under management totaled approximately $15.3 billion.

Roger W. Vogel, CFA, is the portfolio manager primarily responsible for the day-to-day management of the Small Cap Fund.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Roger W. Vogel, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$711.4	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	2,165	$8,220	1	$117.5

Potential Material Conflicts of Interest

The portfolio manager for the Fund manages multiple accounts, including the Fund. Conflicts of interest may arise where the structure of financial or other benefits available to the portfolio manager differs among these accounts. The portfolio manager may advise other pooled investment vehicles that pay a performance-based advisory fee. This may create an incentive to favor such vehicles over other accounts advised by the portfolio manager. In addition, the portfolio manager may devote unequal time and attention to the funds and accounts for which he provides investment advice. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he were to devote substantially more attention to a single fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity. Silvercrest has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for the portfolio manager listed above includes an annual fixed based salary and potential incentive compensation up to a pre-determined fixed rate. The incentive compensation is primarily based on assets under management and composite portfolio performance relative to the relevant benchmark index over a rolling 2-year period. The relevant index for the Fund is the Russell 2000 Value Index. Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics.

Portfolio Manager’s Ownership of Fund Shares

Small Cap Fund

Mr. Vogel: $500,001 to $1,000,000

AMG Managers Value Partners Asia Dividend Fund

Value Partners Hong Kong Limited (“VPHK”)

VPHK has served as Subadviser to the Asia Dividend Fund since the Fund’s inception. VPHK is a subsidiary of Value Partners Group Limited (the “Group”), a public company listed on the Hong Kong Stock Exchange. AMG owns a minority interest in the public stock of the Group. As of December 31, 2017, VPHK’s assets under management totaled approximately $16.593 million.

Norman Ho and Philip Li are the portfolio managers jointly and primarily responsible for the day-to-day management of the Asia Dividend Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Norman Ho

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$167	None	$0
Other Pooled Investment Vehicles	3	$3,350	3	$3,350
Other Accounts	1	$55	1	$55

Portfolio Manager: Philip Li

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$167	None	$0
Other Pooled Investment Vehicles	3	$3,350	3	$3,350
Other Accounts	1	$55	1	$55

Potential Material Conflicts of Interest

The portfolio managers manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. VPHK has adopted policies and procedures that to ensure a regular risk-based compliance monitoring program and fair allocation policy are fully executed to minimize the risks of conflicts of interest and to help ensure fair treatment to investors, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

The remuneration package for portfolio managers consists of fixed salaries and year-end variable compensation which are directly linked to the level of profits for the corresponding fiscal year. Compensation is mainly based on a combination of factors including overall profitability of the firm, the seniority of the portfolio managers/analysts, the contribution to teamwork (i.e., idea generation, research work) and the performance of their respective strategies. In each financial year, VPHK has allocated for variable compensation payments to its employees 20%-23% of a net profit pool. The net profit pool is comprised of net profit before management bonus and taxation and after certain adjustments. In addition, the senior investment team and business management team members are entitled to stock options. Both the variable compensation and stock options are aimed to promote staff loyalty and commitment, while aligning the interests of employees with those of shareholders.

Portfolio Managers’ Ownership of Fund Shares

Asia Dividend Fund

Mr. Ho: None

Mr. Li: None

AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund

River Road Asset Management, LLC (“River Road”)

River Road has served as Subadviser to each of the All Cap Value Fund, the All Cap Value Fund II, the Focused Absolute Value Fund, the Long-Short Fund, the Small-Mid Cap Value Fund and the Small Cap Value Fund since the Fund’s inception. AMG holds an indirect, majority equity interest in River Road and River Road’s senior management team holds a substantial minority equity interest in River Road. As of December 31, 2017, River Road’s assets under management totaled approximately $5.4 billion.

James C. Shircliff, CFA, Henry W. Sanders, III, CFA, and Thomas S. Forsha, CFA, are the portfolio managers jointly and primarily responsible for the day-to-day management of the All Cap Value Fund and the All Cap Value Fund II. R. Andrew Beck and Thomas S. Forsha, CFA, are the portfolio managers jointly and primarily responsible for the day-to-day management of the Focused Absolute Value Fund. Matthew W. Moran, CFA, and Daniel R. Johnson, CFA, are the portfolio managers jointly and primarily responsible for the day-to-day management of the Long-Short Fund. James. C. Shircliff, CFA, R. Andrew Beck and J. Justin Akin are the portfolio managers jointly and primarily responsible for the day-to-day management of the Small-Mid Cap Value Fund and the Small Cap Value Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: James C. Shircliff, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$516.30	None	$0
Other Pooled Investment Vehicles	13	$1,503.59	None	$0
Other Accounts	85	$1,465.11	1	$78.11

Portfolio Manager: Henry W. Sanders, III, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$474.26	None	$0
Other Pooled Investment Vehicles	12	$1,502.88	None	$0
Other Accounts	65	$599.55	None	$0

Portfolio Manager: Thomas S. Forsha, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$474.26	None	$0
Other Pooled Investment Vehicles	12	$1,502.88	None	$0
Other Accounts	77	$827.72	None	$0

Portfolio Manager: R. Andrew Beck

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$42.04	None	$0
Other Pooled Investment Vehicles	1	$0.71	None	$0
Other Accounts	32	$1,093.72	1	$78.11

Portfolio Manager: Matthew W. Moran, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	1	$1.28	None	$0

Portfolio Manager: Daniel R. Johnson, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	1	$1.28	None	$0

Portfolio Manager: J. Justin Akin

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	1	$42.04	0	$0
Other Pooled Investment Vehicles	1	$0.71	0	$0
Other Accounts	20	$865.56	1	$78.11

Potential Material Conflicts of Interest

The portfolio managers for each Fund manage multiple accounts, including their respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. All portfolio managers also own equity in the firm, which entitles them to a portion of the firm’s profits.

Portfolio Managers’ Ownership of Fund Shares

All Cap Value Fund

Mr. Shircliff: Over $1,000,000

Mr. Sanders: Over $1,000,000

Mr. Forsha: Over $1,000,000

All Cap Value Fund II

Mr. Shircliff: Over $1,000,000

Mr. Sanders: $10,001 to $50,000

Mr. Forsha: Over $1,000,000

Focused Absolute Value Fund

Mr. Beck: None*

Mr. Forsha: $500,001 to $1,000,000

Long-Short Fund

Mr. Moran: $100,001 to $500,000

Mr. Johnson: $100,001 to $500,000

Small-Mid Cap Value Fund

Mr. Shircliff: $100,001 to $500,000

Mr. Beck: $100,001 to $500,000

Mr. Akin: $100,001 to $500,000

Small Cap Value Fund

Mr. Shircliff: Over $1,000,000

Mr. Beck: Over $1,000,000

Mr. Akin: $100,001 to $500,000

*	Over $1,000,000 held in a no-fee separate account managed by River Road using the Focused Absolute Value strategy, which is the same strategy utilized by River Road to manage the Fund’s assets.

Proxy Voting Policies and Procedures

Proxies for each Fund’s portfolio securities are voted in accordance with the proxy voting policies and procedures of the Subadviser responsible for managing the portion of the Fund’s assets that includes the security with respect to which a proxy is solicited, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors. The proxy voting policies and procedures (or summaries thereof) for GW&K, DoubleLine, Fairpointe, Guardian, Lake Partners, LMCG, Montag & Caldwell, PAM, Silvercrest, Value Partners and River Road are attached to this SAI as Appendix B, C, D, E, F, G, H, I, J, K and L, respectively. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available: (i) without charge, upon request, by calling (800) 835-3879; and (ii) on the SEC’s website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, the Distributor and the Subadvisers have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services

Effective October 1, 2016, the Investment Manager entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of each Fund. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of each Fund and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For providing these services, each Fund pays the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

Effective October 1, 2016, the Investment Manager has contractually agreed to waive the administrative fee paid by the Core Plus Bond Fund, the Mid Cap Fund, the Growth Fund, the International Fund, the All Cap Value Fund and the Small Cap Value Fund in an amount equal to an annual rate of 0.0052%, 0.0065%, 0.0061%, 0.0055%, 0.0053% and 0.0022%, respectively, through October 1, 2018.

Fees paid under the Fund Administration Agreement for administrative services by the Funds for the period October 1, 2016 through October 31, 2016 and fiscal year ended October 31, 2017 are as follows and are net of the administration fee waivers described above.

U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$57,849
Period Ended October 31, 2016	$12,276

Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$957,911
Period Ended October 31, 2016	$124,254

ESG Equity Fund
Fiscal Year Ended October 31, 2017	$10,998
Period Ended October 31, 2016	$2,267

Mid Cap Fund
Fiscal Year Ended October 31, 2017	$5,739,220
Period Ended October 31, 2016	$468,721

Global Dividend Fund
Fiscal Year Ended October 31, 2017	$50,048
Period Ended October 31, 2016	$10,438

Alternatives Fund
Fiscal Year Ended October 31, 2017	$114,362
Period Ended October 31, 2016	$17,105

Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$191,132
Period Ended October 31, 2016	$20,773

Balanced Fund
Fiscal Year Ended October 31, 2017	$35,522
Period Ended October 31, 2016	$8,354

Growth Fund
Fiscal Year Ended October 31, 2017	$1,482,426
Period Ended October 31, 2016	$186,242

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$13,276
Period Ended October 31, 2016	$2,949

International Fund
Period Ended October 31, 2017	$2,400,162
Period Ended October 31, 2016	$190,186

Small Cap Fund
Fiscal Year Ended October 31, 2017	$371,680
Period Ended October 31, 2016	$31,360

Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$13,586
Period Ended October 31, 2016	$9,753

All Cap Value Fund
Fiscal Year Ended October 31, 2017	$1,329,877
Period Ended October 31, 2016	$121,182

All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$186,911
Period Ended October 31, 2016	$19,144

Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$27,215
Period Ended October 31, 2016	$2,682

Long-Short Fund
Fiscal Year Ended October 31, 2017	$60,902
Period Ended October 31, 2016	$9,340

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$62,607
Period Ended October 31, 2016	$8,088

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$442,404
Period Ended October 31, 2016	$40,854

Prior to October 1, 2016, Aston served as administrator to the Funds under an administration agreement with the Trust on behalf of each Fund (the “Prior Administration Agreement”). Pursuant to the Prior Administration Agreement, as compensation for providing certain administrative services to the Funds, Aston received an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

Percentage	Average Daily Net Assets (Aggregate Funds)
0.0437%	Up to $7.4 billion
0.0412%	Over $7.4 billion

Aston also received a monthly base fee in the amount of $1,000 from each Fund.

Fees paid to Aston under the Prior Administration Agreement for administrative services by the U.S. Small Cap Growth Fund, Core Plus Bond Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal year ended October 31, 2015 and the period from November 1, 2015 through September 30, 2016; the ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the period from November 1, 2015 through September 30, 2016; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through September 30, 2016; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through September 30, 2016, are as follows:

U.S. Small Cap Growth Fund
Period Ended September 30, 2016	$69,101
Fiscal Year Ended October 31, 2015	$329,869

Core Plus Bond Fund
Period Ended September 30, 2016	$261,255
Fiscal Year Ended October 31, 2015	$255,173

ESG Equity Fund
Period Ended September 30, 2016	$13,492
Period Ended October 31, 2015	$13,900

Mid Cap Fund
Period Ended September 30, 2016	$1,512,438
Fiscal Year Ended October 31, 2015	$2,468,683

Global Dividend Fund
Period Ended September 30, 2016	$12,711
Fiscal Year Ended October 31, 2015	$27,476

Alternatives Fund
Period Ended September 30, 2016	$66,089
Fiscal Year Ended October 31, 2015	$156,922

Small Cap Growth Fund
Period Ended September 30, 2016	$74,416
Fiscal Year Ended October 31, 2015	$75,908

Balanced Fund
Period Ended September 30, 2016	$25,017
Fiscal Year Ended October 31, 2015	$29,290

Growth Fund
Period Ended September 30, 2016	$651,626
Fiscal Year Ended October 31, 2015	$1,338,790

Mid Cap Growth Fund
Period Ended September 30, 2016	$15,013
Fiscal Year Ended October 31, 2015	$19,815

International Fund
Period Ended September 30, 2016	$277,718
Fiscal Year Ended October 31, 2015	$50,132

Small Cap Fund
Period Ended September 30, 2016	$79,048
Fiscal Year Ended October 31, 2015	$63,112

Asia Dividend Fund
Period Ended September 30, 2016	$11,991

All Cap Value Fund
Period Ended September 30, 2016	$304,612
Fiscal Year Ended October 31, 2015	$452,825

All Cap Value Fund II
Period Ended September 30, 2016	$56,039
Fiscal Year Ended October 31, 2015	$75,628

Focused Absolute Value Fund
Period Ended September 30, 2016	$13,820

Long-Short Fund
Period Ended September 30, 2016	$29,892
Fiscal Year Ended October 31, 2015	$83,523

Small-Mid Cap Value Fund
Period Ended September 30, 2016	$29,238
Fiscal Year Ended October 31, 2015	$76,062

Small Cap Value Fund
Period Ended September 30, 2016	$110,481
Fiscal Year Ended October 31, 2015	$140,676

Distribution Arrangements

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangements discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of each Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed-upon between the Distributor and the Investment Manager from time to time. The Distributor is not obligated to sell any specific amount of shares of the Funds.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of a Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and services plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and services plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

Prior to October 1, 2016, the Funds had a different principal distributor and underwriter.

Rule 12b-1 Distribution and Services Plans. The Board has adopted distribution and services plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges, which permit the Class N and Class R shares of each Fund, as applicable, to pay certain expenses associated with the distribution of Fund shares and the provision of services to shareholder accounts. All shares and classes of the Funds are sold without a front end or contingent deferred sales load and Class I shares of each Fund and Class Z shares of the U.S. Small Cap Growth Fund are not subject to the expenses of any Rule 12b-1 distribution and service plan.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act (“Independent Trustees”). In adopting the Plans, the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders by resulting in greater sales of Fund shares. The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund’s (or class’s) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

To the Trust’s knowledge, no “interested person” of the Trust, nor any Independent Trustee has a direct or indirect financial interest in the operation of the Plans.

Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund’s average daily net assets for Class N shares and 0.50% of a Fund’s average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plans for Class N shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable.

For the fiscal year ended October 31, 2017, Class N shares of each Fund paid the following amounts under the applicable Plan.

U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$61,958

Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$567,192

ESG Equity Fund
Fiscal Year Ended October 31, 2017	$2,003

Mid Cap Fund
Fiscal Year Ended October 31, 2017	$3,734,542

Global Dividend Fund
Fiscal Year Ended October 31, 2017	$122

Alternatives Fund
Fiscal Year Ended October 31, 2017	$53,934

Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$64,586

Balanced Fund
Fiscal Year Ended October 31, 2017	$13,417

Growth Fund
Fiscal Year Ended October 31, 2017	$863,458

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$10,621

International Fund
Fiscal Year Ended October 31, 2017	$2,142

Small Cap Fund
Fiscal Year Ended October 31, 2017	$60,959

Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$212

All Cap Value Fund
Fiscal Year Ended October 31, 2017	$605,059

All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$8,802

Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$4,373

Long-Short Fund
Fiscal Year Ended October 31, 2017	$17,594

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$13,798

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$69,952

With respect to the Growth Fund for the fiscal year ended October 31, 2017, Class R shares of the Fund paid the following amounts under the applicable Plan.

Growth Fund
Fiscal Year Ended October 31, 2017	$22,459

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 111 Sander Creek Parkway, 2nd Floor, East Syracuse, New York 13057, is the custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent and the dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

Securities Lending

The Board of Trustees has approved each Fund’s participation in a securities lending program. Under the securities lending program, the Trust has retained The Bank of New York Mellon to serve as its securities lending agent.

For the fiscal year ended October 31, 2017, the following Funds did not participate in the securities lending program: the ESG Equity Fund, the Growth Fund, the Mid Cap Fund, the Alternatives Fund and the Long-Short Fund. For the fiscal year ended October 31, 2017, the income earned by the following Funds as well as the fees and/or compensation paid by such Fund (in dollars) pursuant to the Securities Lending Authorization Agreement between AMG Funds IV and The Bank of New York Mellon with respect to the Funds (the “Securities Lending Authorization Agreement”) were as follows:

	AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Guardian Capital Global Dividend Fund
Gross income earned by the Fund from securities lending activities	$31,806.33	$68,371.37	$16,934.75

Fees and/or compensation paid by the Fund for securities lending activities and related services
• Fees paid to The Bank of New York Mellon from a revenue split	$3,803.93	$9,423.50	$3,081.42

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00	$0.00	$0.00

• Administrative fees not included in a revenue split	$0.00	$0.00	$0.00

• Indemnification fees not included in a revenue split	$0.00	$0.00	$0.00

• Rebate (paid to borrower)	$12,777.78	$21,236.11	$1,525.63

Aggregate fees/compensation paid by the Fund for securities lending activities	$16,581.71	$30,659.61	$4,607.05

Net income from securities lending activities	$15,224.62	$37,711.76	$12,327.70

	AMG Managers LMCG Small Cap Growth Fund	AMG Managers Montag & Caldwell Balanced Fund
Gross income earned by the Fund from securities lending activities	$53,560.51	$193.50

Fees and/or compensation paid by the Fund for securities lending activities and related services

• Fees paid to The Bank of New York Mellon from a revenue split	$4,743.08	$20.32

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00	$0.00

• Administrative fees not included in a revenue split	$0.00	$0.00

• Indemnification fees not included in a revenue split	$0.00	$0.00

• Rebate (paid to borrower)	$29,830.47	$91.84

Aggregate fees/compensation paid by the Fund for securities lending activities	$34,573.55	$112.16

Net income from securities lending activities	$18,986.96	$81.34

	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers Pictet International Fund	AMG Managers Silvercrest Small Cap Fund
Gross income earned by the Fund from securities lending activities	$3,828.26	$565,699.70	$30,596.20

Fees and/or compensation paid by the Fund for securities lending activities and related services

• Fees paid to The Bank of New York Mellon from a revenue split	$192.36	$84,562.70	$1,524.99

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00	$0.00	$0.00

• Administrative fees not included in a revenue split	$0.00	$0.00	$0.00

• Indemnification fees not included in a revenue split	$0.00	$0.00	$0.00

• Rebate (paid to borrower)	$2,864.11	$142,880.25	$22,966.64

Aggregate fees/compensation paid by the Fund for securities lending activities	$3,056.47	$227,442.95	$24,491.63

Net income from securities lending activities	$771.79	$338,256.75	$6,104.57

	AMG Managers Value Partners Asia Dividend Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Gross income earned by the Fund from securities lending activities	$358.99	$335,113.97	$47,928.37

Fees and/or compensation paid by the Fund for securities lending activities and related services

• Fees paid to The Bank of New York Mellon from a revenue split	$48.93	$51,443.13	$6,686.06

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00	$0.00	$0.00

• Administrative fees not included in a revenue split	$0.00	$0.00	$0.00

• Indemnification fees not included in a revenue split	$0.00	$0.00	$0.00

• Rebate (paid to borrower)	$113.92	$77,879.67	$14,489.88

Aggregate fees/compensation paid by the Fund for securities lending activities	$162.85	$129,322.80	$21,175.94

Net income from securities lending activities	$196.14	$205,791.17	$26,752.43

	AMG River Road Focused Absolute Value Fund	AMG River Road Small Cap Value Fund	AMG River Road Small-Mid Cap Value Fund
Gross income earned by the Fund from securities lending activities	$7,591.16	$106,891.33	$28,537.31

Fees and/or compensation paid by the Fund for securities lending activities and related services

• Fees paid to The Bank of New York Mellon from a revenue split	$1,074.50	$15,714.76	$4,320.00

• Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$0.00	$0.00	$0.00

• Administrative fees not included in a revenue split	$0.00	$0.00	$0.00

• Indemnification fees not included in a revenue split	$0.00	$0.00	$0.00

• Rebate (paid to borrower)	$2,215.76	$28,310.91	$6,931.56

Aggregate fees/compensation paid by the Fund for securities lending activities	$3,290.26	$44,025.67	$11,251.56

Net income from securities lending activities	$4,300.90	$62,865.66	$17,285.75

For the fiscal year ended October 31, 2017, The Bank of New York Mellon, acting as agent of the Funds, provided the following services to the Funds in connection with the Funds’ securities lending activities: (i) locating borrowers; (ii) monitoring daily the value of the loaned securities and collateral; (iii) seeking additional collateral as necessary from borrowers, and returning collateral to borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (v) negotiating loan terms, including, but not limited to, the amount of any loan premium; (vi) selecting securities to be loaned; (vii) recordkeeping and account servicing; (viii) carrying out instructions of client with respect to dividend activity and material proxy votes; and (ix)  arranging for return of loaned securities to the Fund at loan termination.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreements provide that each Subadviser places all orders for the purchase and sale of securities that are held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Subadviser to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. Each Subadviser shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, each Subadviser is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Subadviser is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. Each Subadviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which each Subadviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadviser. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisers with research services. Brokerage commissions may be used for the general benefit of all other clients of the Subadvisers where legally and contractually permissible.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by a Subadviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadviser.

The fees of each Subadviser are not reduced by reason of its receipt of such brokerage and research services. Generally, a Subadviser does not provide any services to a Fund except portfolio investment management and related recordkeeping services. The Investment Manager may request that a Subadviser employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

Aggregate brokerage commissions paid by the U.S. Small Cap Growth Fund, Core Plus Bond Fund, Mid Cap Fund, Global Dividend Fund, Alternatives Fund, Small Cap Growth Fund, Balanced Fund, Growth Fund, Mid Cap Growth Fund, International Fund, Small Cap Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, Small-Mid Cap Value Fund and Small Cap Value Fund for the fiscal years ended October 31, 2015, October 31, 2016 and October 31, 2017; the ESG Equity Fund for the period from December 24, 2014 (the date the Fund commenced operations) through October 31, 2015 and the fiscal years ended October 31, 2016 and October 31, 2017; the Focused Absolute Value Fund for the period from November 3, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017; and the Asia Dividend Fund for the period from December 16, 2015 (the date the Fund commenced operations) through October 31, 2016 and the fiscal year ended October 31, 2017, are as follows:

U.S. Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$31,626
Fiscal Year Ended October 31, 2016	$463,084
Fiscal Year Ended October 31, 2015	$661,299

Core Plus Bond Fund
Fiscal Year Ended October 31, 2017	$0
Fiscal Year Ended October 31, 2016	$0
Fiscal Year Ended October 31, 2015	$0

ESG Equity Fund
Fiscal Year Ended October 31, 2017	$3,765
Fiscal Year Ended October 31, 2016	$1,800
Period Ended October 31, 2015	$2,657

Mid Cap Fund
Fiscal Year Ended October 31, 2017	$919,556
Fiscal Year Ended October 31, 2016	$1,457,007
Fiscal Year Ended October 31, 2015	$1,851,532

Global Dividend Fund
Fiscal Year Ended October 31, 2017	$15,050
Fiscal Year Ended October 31, 2016	$19,103
Fiscal Year Ended October 31, 2015	$1,392

Alternatives Fund
Fiscal Year Ended October 31, 2017	$1,117
Fiscal Year Ended October 31, 2016	$1,523
Fiscal Year Ended October 31, 2015	$10,116

Small Cap Growth Fund
Fiscal Year Ended October 31, 2017	$229,720
Fiscal Year Ended October 31, 2016	$362,388
Fiscal Year Ended October 31, 2015	$276,358

Balanced Fund
Fiscal Year Ended October 31, 2017	$7,543
Fiscal Year Ended October 31, 2016	$15,204
Fiscal Year Ended October 31, 2015	$5,785

Growth Fund
Fiscal Year Ended October 31, 2017	$488,231
Fiscal Year Ended October 31, 2016	$1,130,550
Fiscal Year Ended October 31, 2015	$1,485,613

Mid Cap Growth Fund
Fiscal Year Ended October 31, 2017	$2,739
Fiscal Year Ended October 31, 2016	$2,858
Fiscal Year Ended October 31, 2015	$3,071

International Fund
Fiscal Year Ended October 31, 2017	$1,413,962
Fiscal Year Ended October 31, 2016	$1,069,638
Fiscal Year Ended October 31, 2015	$61,061

Small Cap Fund
Fiscal Year Ended October 31, 2017	$195,997
Fiscal Year Ended October 31, 2016	$136,710
Fiscal Year Ended October 31, 2015	$157,761

Asia Dividend Fund
Fiscal Year Ended October 31, 2017	$23,094
Period Ended October 31, 2016	$55,095

All Cap Value Fund
Fiscal Year Ended October 31, 2017	$325,810
Fiscal Year Ended October 31, 2016	$368,422
Fiscal Year Ended October 31, 2015	$372,410

All Cap Value Fund II
Fiscal Year Ended October 31, 2017	$45,037
Fiscal Year Ended October 31, 2016	$44,272
Fiscal Year Ended October 31, 2015	$47,215

Focused Absolute Value Fund
Fiscal Year Ended October 31, 2017	$37,902
Period Ended October 31, 2016	$19,658

Long-Short Fund
Fiscal Year Ended October 31, 2017	$125,370
Fiscal Year Ended October 31, 2016	$333,847
Fiscal Year Ended October 31, 2015	$792,925

Small-Mid Cap Value Fund
Fiscal Year Ended October 31, 2017	$46,493
Fiscal Year Ended October 31, 2016	$88,107
Fiscal Year Ended October 31, 2015	$209,998

Small Cap Value Fund
Fiscal Year Ended October 31, 2017	$250,461
Fiscal Year Ended October 31, 2016	$318,412
Fiscal Year Ended October 31, 2015	$379,132

Brokerage Recapture Arrangements

For certain Funds, the Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadviser may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadviser.

Fund Ownership of Broker-Dealer Securities

During the fiscal year ended October 31, 2017, each of the Global Dividend Fund, All Cap Value Fund, All Cap Value Fund II, Long-Short Fund, ESG Equity Fund and Core Plus Bond Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of October 31, 2017, the All Cap Value Fund, All Cap Value Fund II, and Long-Short Fund held $14,288,697 worth of securities, $2,017,952 worth of securities and $961,341 worth of securities, respectively, of Wells Fargo & Co. As of October 31, 2017, the Global Dividend Fund held $694,310 worth of securities of JP Morgan Securities LLC. As of October 31, 2017, the ESG Equity Fund held $206,172 worth of securities of Legg Mason, Inc., $261,856 worth of securities of Northern Trust Securities Inc. and $123,480 worth of securities of Bank of New York Mellon. As of October 31, 2017, the Core Plus Bond Fund held $14,979,435 worth of securities of Morgan Stanley, $11,766,562 worth of securities of JP Morgan Securities LLC, $10,732,360 worth of securities of CitiGroup Capital Markets, $4,559,981 worth of securities of Credit Suisse First Boston Corp., $1,540,362 worth of securities of Bank of America, $780,102 worth of securities of Goldman Sachs & Co., $142,846 worth of securities of Nomura Securities International and $116,199 worth of securities of UBS Securities LLC.

Affiliated Brokerage

Certain affiliates of JP Morgan Securities LLC may be deemed to be affiliated persons of the International Fund because of their record ownership of the Fund. For the fiscal years ended October 31, 2016 and October 31, 2017, the Fund paid brokerage commissions to such broker-dealer affiliates of $34,294.71 and $59,081.14, respectively. For the fiscal year ended October 31, 2017, 4.219% of the Fund’s aggregate brokerage commissions were paid to such broker-dealer affiliates. For the fiscal year ended October 31, 2017,4.53% of the Fund’s aggregate dollar amount of transactions involving the payment of brokerage commissions were effected through such broker-dealer affiliates.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in each Fund’s current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell a Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager, the Subadviser and/or the Distributor out of their legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York time at the address listed in each Fund’s current Prospectus on any day that the NYSE is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided that the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of the Trust, AMG Funds, AMG Funds I, AMG Funds II or AMG Funds III, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in each Fund’s current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. With respect to all Funds other than the Global Dividend Fund, the International Fund and the Asia Dividend Fund, there is no redemption charge. With respect to each of the Global Dividend Fund, the International Fund and the Asia Dividend Fund, the Fund will deduct a redemption/exchange fee (each, a “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares. The Redemption/Exchange Fee may not apply in certain circumstances, as described in each Fund’s Prospectus. For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of each of the Global Dividend Fund, the International Fund and the Asia Dividend Fund are conducted in a first in/first out (“FIFO”) basis such that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

The Trust reserves the right to redeem a shareholder account if its value (i) falls below $500 for Class N shares, $2,000 for Class R shares, $25,000 for Class I shares, or $50,000 for Class Z shares due to redemptions the shareholder makes, or (ii) is below $100, but, in each case, not until after the Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis. We may convert your position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert your Fund position(s). This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the Class N. Additionally, we will not convert Class I Fund position(s) where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash and the assets will be subject to market and other risks until they are sold. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in each Fund’s Prospectus, an investor may exchange shares of a Fund for shares of the same class of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Fund (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. With respect to each of the Global Dividend Fund, the International Fund and the Asia Dividend Fund, the Fund will apply and deduct the Redemption/Exchange Fee of 2.00% from the proceeds of any redemption by exchange if the exchange occurs within 90 days of the purchase of those shares. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to U.S. federal income tax may recognize capital gains or losses on the exchange for U.S. federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in each Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment adviser, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the sale, redemption or exchange of a Fund’s shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the Internal Revenue Service (the “IRS”) with cost basis and certain other related tax information about the Fund’s shares you redeemed or exchanged. See each Fund’s current Prospectus for more information.

Net Asset Value

Each Fund computes its net asset value (“NAV”) for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of a Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the OTC market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price as of the close of the regular trading hours of the primary market or the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities. In addition, if a foreign exchange or market is closed on a day when the NYSE is open, the value of a security that is traded in the affected foreign exchange or market is the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities, if available, or the last value assigned to the security on the immediately preceding valuation date (unless such value is deemed to be unreliable). Unless a foreign equity security is valued in accordance with the Trust’s procedures for fair valuation of foreign securities, a foreign equity security for which there are no reported sales on the valuation date may be valued at the last quoted bid price or the exchange mean price. Fixed-income securities purchased with a remaining maturity exceeding 60 days are valued at the mean between the evaluated bid and ask prices (the “evaluated mean price”) or evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. In addition, foreign fixed-income securities purchased with a remaining maturity exceeding 60 days may be valued in accordance with the Trust’s procedures for fair valuation of foreign securities. Fixed-income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. With respect to foreign equity securities and foreign fixed-income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level. Notwithstanding the foregoing, foreign currency exchange contracts, subscription stock rights, warrants and other redeemable securities with predetermined values, shares of open end regulated investment companies (excluding ETFs), foreign currencies, IPOs, financial derivatives, foreign investor-only common stock issued by companies in various countries that issue two separate common stock lines (one for foreign investors and one for local investors), and securities halted or delisted due to a corporate action will be valued in accordance with the Fund’s valuation procedures adopted from time to time. The Funds’ portfolio instruments are generally valued using independent pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of a Fund’s shares, and no compensation or other consideration is received by a Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in its Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN U.S. FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

U.S. Federal Income Taxation of the Funds—in General

Each Fund has elected to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and to be so treated, each Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income to a Fund only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in paragraph (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of certain of the Funds as regulated investment companies. In addition, as further discussed below, a Fund’s investments in commodity-linked ETNs and other commodity-linked instruments, if any, can be limited by such Fund’s intention to qualify as a regulated investment company, and can limit such Fund’s ability to so qualify.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes in a timely manner to shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if a Fund were otherwise to fail to qualify for treatment as a regulated investment company for such taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such Fund, including any distributions of net tax-exempt income, if any, and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” for individuals and for the “dividends-received deduction” for corporate shareholders, in each case as described below. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year, if the Fund is eligible to make and makes the election described above) generally are treated as arising on January 1 of the following calendar year; in the case of a Fund with a December 31 year end that is eligible to make and makes the election described above, no such gains or losses will be so treated. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make sufficient distributions to avoid the imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any “net capital loss” attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. A Fund must apply such carryforwards first against gains of the same character. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

See each Fund’s most recent annual shareholder report for such Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

Taxation of the Funds’ Investments

Certain Debt Obligations; Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as having original issue discount (“OID”). OID is, very generally, the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by a Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income, if any, required to be distributed to shareholders as described above, whether or not cash on the debt obligation is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest (as potentially reduced by any amortizable bond premium—see below).

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation, (ii) alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation, and (iii) the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. The application of Section 451 to the accrual of market discount is currently unclear. If Section 451 applies to the accrual of market discount, the Fund must include in income any market discount as it takes the same into account on its financial statements.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

Pay-in-kind bonds also will give rise to income which is required to be distributed and is taxable even though a Fund holding the obligation receives no interest payment in cash on the obligation during the year.

If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by selling of portfolio obligations including at a time when it may not be advantageous to do so. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (see “Federal Income Taxation of Shareholders,” below) than if a Fund had not held such obligations.

Securities Issued or Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the stated principal amount (or revised issue price)—that is, at a premium—the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond (or the upward basis adjustment attributable to any OID) by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct, against stated interest from other bonds, any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortizable premium.

Junk Bonds. To the extent such investments are permissible, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. If a Fund invests in high-yield OID obligations issued by corporations (including tax-exempt obligations), a portion of the OID accruing on the obligation may be treated as taxable dividend income. In such cases, if the issuer of the high-yield discount obligation is a domestic corporation, dividend payments by the Fund attributable to such portion of accrued OID may be eligible for the dividends-received deduction for corporate shareholders.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction (described below). In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the corporate dividends received deduction (described below) to the extent attributable to the deemed dividend portion of such accrued interest.

REITs. Any investment by a Fund in equity securities of REITs qualifying as real estate investment trusts under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Federal Income Taxation of Shareholders,” below).

Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified REIT dividends from a Fund’s investment in a REIT will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly. If such distributions do not so qualify, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from the Fund compared to the effective rate applicable to any qualified REIT dividends the shareholder would receive if the shareholder invested directly in a REIT.

Mortgage-Related Securities. Certain of the Funds may invest directly or indirectly (e.g. through REITs) in residual interests in REMICs, including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (see “Tax-Exempt Shareholders” below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Options, Futures, Foreign Currencies, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of options contracts, futures contracts, foreign currency forward contracts, ETNs, swap agreements and other derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives might also affect the amount, timing, or character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, credit default swaps, short sales, securities loans or other similar transactions, and foreign securities. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund, if any, in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts, and swaps undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions. The consequences to the Funds of certain transactions under the straddle rules remain unclear.

Foreign Currency Transactions and Hedging. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Commodity-Linked Instruments. A Fund’s investments in commodity-linked instruments can be limited by the Fund’s intention to qualify as a regulated investment company, and can bear on the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments do not constitute Qualifying Income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute Qualifying Income to a regulated investment company. If a Fund were to treat income or gain from a particular instrument as Qualifying Income and the income or gain were later determined not to constitute Qualifying Income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the Fund level to cure such failure.

Exchange-Traded Notes. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect a Fund’s ability to qualify for treatment as a regulated investment company and to avoid a Fund-level tax.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income, if any. If such a difference arises, and a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, if any, the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. In the alternative, if a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, if any, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders, in each case as described below. In addition, withholding taxes accrued on dividends during the period that such security was not directly held by a Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund were otherwise to meet the requirements described in “Foreign Taxes,” below.

Master Limited Partnerships and other Publicly Traded Partnerships. Subject to any future regulatory guidance to the contrary, any distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP or other publicly traded partnership will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP or publicly traded partnership directly. If such distributions do not so qualify, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from a Fund compared to the effective rate applicable to any qualified publicly traded partnership income the shareholder would receive if the shareholder invested directly in an MLP or other publicly traded partnership.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could subject the Fund to a U.S. federal income tax or other charge (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to that Fund’s shareholders. However, in certain circumstances, a Fund may avoid this tax treatment by electing to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF” election), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold (and repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in underlying U.S. funds, it may not make such elections; rather, the underlying U.S. funds directly investing in PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” See “Federal Income Taxation of Shareholders,” below.

Investments in Other RICs. A Fund’s investments in shares of other mutual funds, ETFs or other companies that are treated as regulated investment companies (each, an “underlying RIC”), as well as certain investments in REITs, can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If a Fund receives dividends from an underlying RIC, and the underlying RIC reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC.

If a Fund receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the underlying RIC. Qualified dividend income and the dividends-received deduction are described below.

The AMG Managers Lake Partners LASSO Alternatives Fund

The AMG Managers Lake Partners LASSO Alternatives Fund (the “Fund of Funds”) will, under normal circumstances, invest primarily in shares of other open-end investment companies registered under the 1940 Act, which may include investment companies that are treated as regulated investment companies (as defined above, “underlying RICs”) or investment companies that are treated as partnerships (“underlying partnerships”). The Fund of Funds’ distributable income and gains will therefore normally consist largely of distributions or allocations, as applicable, from such investment companies and gains and losses on the disposition of shares of such investment companies.

(i) Tax Considerations Applicable to Investments in Underlying RICs

To the extent that an underlying RIC realizes net losses on its investments for a given taxable year, the Fund of Funds will not be able to benefit from those losses until and only to the extent that (i) the underlying RIC realizes gains that it can reduce by those losses, or (ii) the Fund of Funds recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying RICs) when it disposes of shares of the underlying RIC in a transaction qualifying for sale or exchange treatment. Moreover, even when the Fund of Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund of Funds will not be able to offset any capital losses from its dispositions of underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an investment company).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Fund of Funds’ sales of underlying RIC shares that have generated losses. A wash sale occurs if shares of an underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same underlying RIC 30 days before or after the date of the sale. The “wash sale” rules could defer losses in the Fund of Funds’ hands on sales of underlying RIC shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the Fund of Funds were to own 20% or more of the voting interests of an underlying RIC, subject to a safe harbor in respect of certain fund of funds arrangements, the Fund of Funds would be required to “look through” the underlying RIC to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury regulations) of the underlying RIC’s assets with the Fund of Funds’ assets for purposes of satisfying the diversification test described above.

Depending on the Fund of Funds’ percentage ownership in an underlying RIC before and after a redemption of underlying RIC shares, the Fund of Funds’ redemption of shares of such investment company may cause the Fund of Funds to be treated as receiving a dividend on the full amount of the distribution instead of being treated as realizing a capital gain or loss on the shares of the underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an underlying RIC that is not a “publicly offered” regulated investment company within the meaning of the Code—where true, most likely because the underlying RIC is offered only to upper-tier funds—and redeems only a small portion of such interest. Dividend treatment of a redemption by the Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the underlying RIC for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying RICs directly.

If at the close of each quarter of the Fund of Funds’ taxable year, at least 50% of its total assets consists of interests in underlying RICs, the Fund of Funds will be a “qualified fund of funds.” In that case, the Fund of Funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of foreign securities held directly by the Fund of Funds or by an underlying RIC in which it invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if the Fund of Funds qualifies to make such election for any year, it may determine not to do so.

(ii) Tax Considerations Applicable to Investments in Underlying Partnerships

If the Fund of Funds invests in one or more underlying partnerships, in the case of each such partnership the Fund of Funds generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the underlying partnership so as to reflect the Fund of Funds’ interest in the underlying partnership. An underlying partnership may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund of Funds receiving more or fewer items of income, gain, deduction, or loss, or income, gain, deduction, or loss of a different character, than it would in the absence of such modified or special allocations.

The Fund of Funds will be required to include in its income its share of an underlying partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund of Funds’ taxable year, regardless of whether or not the underlying partnership distributes any cash to the Fund of Funds in such year. In general, the Fund of Funds will not recognize its share of these tax items until the close of the underlying partnership’s taxable year. However, absent the availability of an exception, the Fund of Funds will recognize its share of these tax items as they are recognized by the underlying partnership for purposes of determining Fund of Funds’

liability for the 4% excise tax (described above). If the Fund of Funds and an underlying partnership have different taxable years, the Fund of Funds may be obligated to make distributions in excess of the net income and gains recognized from that underlying partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, the Fund of Funds can take advantage of certain safe harbors which would allow it to include its share of an underlying partnership’s income, gain, loss, and certain other tax items at the close of the underlying partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to the Fund of Funds by an underlying partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund of Funds up to the amount of the Fund of Funds’ adjusted tax basis in its interest in the underlying partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by the Fund of Funds only if it redeems its entire interest in the partnership for money.

If the Fund of Funds receives allocations of income from an underlying partnership that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund of Funds may report a portion of its distributions as qualified dividend income or as eligible for the dividends-received deduction, as applicable, provided certain conditions are met. More generally, as a result of the foregoing and certain other special rules, the Fund of Funds’ investment in underlying partnerships can cause the Fund of Fund’s distributions to its shareholders to vary in terms of their timing, character, and/or amount from what those distributions would have been had the Fund of Funds invested directly in the investments held by those underlying partnerships. If an underlying partnership were not treated as a partnership for U.S. federal income tax purposes and were instead taxed as a corporation, the Fund of Funds’ return on its investment in such underlying partnership could be adversely affected.

Taxation of Certain Investments. Including as described above, certain of each Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (as defined below) than if the Fund had not held such investments. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Funds may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of each Fund.

Foreign Taxes. Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. This will decrease a Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. If more than 50% of a Fund’s assets at the end of its taxable year consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction, if any, for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

If a Fund is not eligible to or does not make the above election, the Fund’s taxable income will be reduced by the foreign taxes paid or withheld, and shareholders will not be entitled separately to claim a credit or deduction with respect to such taxes. Shareholders are advised to consult their own tax advisors with respect to the treatment of foreign source income and foreign taxes under the U.S. federal income tax laws.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income other than exempt-interest dividends, if any, are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income, if any, and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

Qualified dividend income received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC. Distributions received by a Fund from REITs generally will not constitute qualified dividend income.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs and REITs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its Fund shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of those shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of shares of a Fund will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide a shareholder and the IRS with cost basis and certain other related tax information about the Fund shares the shareholder sold, exchanged or redeemed. See each Fund’s Prospectus for more information.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as a Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October of 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other disqualified organization shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S.

person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If a Fund invests in a regulated investment company that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and regulated investment companies that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Each Fund generally does not expect that it will be a QIE.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and on or after January 1, 2019, 30% of the gross proceeds of redemptions, sales, and exchanges, and certain Capital Gain Dividends it pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends).

Prospective investors are urged to consult their tax advisors regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

Each Fund is a series of a Delaware statutory trust. Each Fund may be subject to state and/or local taxes in jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in a Fund.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Delaware Statutory Trust

Each Fund is a series of a “Delaware statutory trust.” The Trust is governed by its Trust Instrument and Certificate of Trust, as amended (“Trust Instrument”), and Amended and Restated By-Laws (“By-Laws”).

The Trust Instrument provides that the Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while as a Trustee or thereafter, by reason of his or her being or having been such a Trustee except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he or she may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under the Trust Instrument, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to the Trust Instrument.

The Trust Instrument also provides that, in case any shareholder or former shareholder of any Fund shall be held to be personally liable solely by reason of the shareholder’s being or having been a shareholder of such Fund and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Fund to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Fund, shall, upon request by the shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Fund and satisfy any judgment thereon from the assets of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Trust Instrument concerning termination by action of the Trustees.

Description of Shares

The Trust is an open-end management investment company organized as a Delaware statutory trust in which the Funds each represent a separate series of shares of beneficial interest. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Trustees have authorized the issuance of three classes of shares of each of the U.S. Small Cap Growth Fund, the Core Plus Bond Fund, the Mid Cap Fund, the International Fund, the Small Cap Fund, the All Cap Value Fund, the All Cap Value Fund II, the Focused Absolute Value Fund, the Long-Short Fund, the Small-Mid Cap Value Fund and the Small Cap Value Fund—Class N, Class I and Class Z. The Trustees have authorized three classes of shares of the Growth Fund—Class N, Class I and Class R. The Trustees have authorized two classes of shares of the ESG Equity Fund, the Global Dividend Fund, the Alternatives Fund, the Small Cap Growth Fund, the Balanced Fund, the Mid Cap Growth Fund and the Asia Dividend Fund—Class N and Class I.

The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of each Fund represents an equal proportionate interest in such Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Funds have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of a Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Trust Instrument.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Conduct of the Trust’s Business

Forum for Adjudication of Disputes. The By-Laws of the Trust provide that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any action or proceeding brought on behalf of the Trust or the shareholders, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust Instrument or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Trust Instrument or the By-Laws or any agreement contemplated by any provision of the 1940 Act, the Trust Instrument or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Court of Chancery of the State of Delaware and the Superior Court of the State of Delaware in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be (i) deemed to have notice of and consented to the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forum referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders. The By-Laws contain provisions regarding derivative and direct claims of shareholders. As used in the By-Laws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under Article V of the By-Laws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. The By-Laws provide that any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, are considered a “derivative” claim as used in the By-Laws.

The By-Laws provide that a shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. The By-Laws provide that the Trustees shall consider such demand within 90 days of its receipt by the Trust. The By-Laws provide that, the Trustees, in their sole discretion, may submit the matter to a vote of shareholders of the Trust or any series or class of shares, as appropriate. The By-Laws provide that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. The By-Laws provide that any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” (as that term is defined in the 1940 Act) will be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

The By-Laws provide that a shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Trust Instrument or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The By-Laws provide that the requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. The By-Laws provide that the Trustees shall consider such request within 90 days after its receipt by the Trust. The By-Laws provide that the Trustees, in their sole discretion, may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These forgoing provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find that any of the foregoing provisions to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust’s Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust’s Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended October 31, 2017 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, from each Fund’s Annual Report for the fiscal year ended October 31, 2017 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY

S&P GLOBAL RATINGS AND MOODY’S INVESTORS SERVICE, INC.

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Subadviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service

Global Long-Term Rating Scale

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf ) to all structured finance ratings. The addition of (sf ) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf ) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. *

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2:	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3:	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2:	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3:	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P Global Ratings

Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings*

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C:	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C:	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D:	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR:	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D:	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)

A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal short-term note rating symbols are as follows:

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

L:	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p:	This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

prelim:	Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t:	This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir:	This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers are no longer applied or outstanding

*:	This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c:	This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G:	The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

pi:	This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr:	The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q:	A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r:	The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Ratings

S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

APPENDIX B

GW&K INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

November 2017

INTRODUCTION

As an investment adviser and fiduciary of client assets, GW&K recognizes its obligation to identify potential conflicts of interest associated with its business and to conduct that business with honesty and integrity. In instances when GW&K is delegated proxy voting authority by its clients, GW&K seeks to maximize the long-term value of client assets and to cast votes believed to be fair and in the clients’ best interest. The following is a summary of the policies and procedures that govern GW&K’s proxy voting activities.

Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co., an independent third-party service provider. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to the Glass Lewis & Co’s guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to provide proxy voting services. GW&K has engaged Broadridge as its proxy voting agent to:

1)	Conduct in-depth proxy research;

2)	Process and execute proxies in connection with securities held by GW&K’s clients;

3)	Maintain appropriate records of proxy statements, research, and recommendations;

4)	Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

5)	Complete other proxy related administrative functions.

Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

1)	annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

2)	annually review Glass Lewis & Co’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

3)	provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

4)	conduct a periodic review, no less often than annually, of proxy voting records to ensure that client proxies are voted in accordance with adopted guidelines; and

5)	annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

B-1

Conflicts of Interest

In adopting Glass Lewis & Co’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K’s Proxy Committee will provide the voting recommendation after discussion with applicable GW&K Portfolio Managers and a review of the measures involved. Similarly, in instances where GW&K becomes aware of a potential conflict of interest of one of its clients pertaining to a proxy vote for a security held in the client’s account, or where a client otherwise makes a request pertaining a specific proxy vote, GW&K’s Proxy Committee will provide the voting recommendation after reviewing relevant facts and circumstances.

Voting of Measures Outside of or Contrary to Glass Lewis & Co. Recommendations

In instances when proxy ballot measures do not fall within the Glass Lewis guidelines or where GW&K Portfolio Managers determine that voting in accordance with the Glass Lewis guideline recommendation is unwarranted, GW&K’s Portfolio Manager will review the relevant facts and circumstances and provide a voting recommendation with support and review by the Proxy Committee.

Disclosure

Clients may obtain Glass Lewis & Co’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

1)	These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

2)	Proxy statements, research, recommendations, and records of each vote;

3)	Client written requests for proxy voting information and applicable responses by GW&K.

III. Oversight and Documentation

Proxy Committee

GW&K maintains a Proxy Committee which meets on an as needed basis, but generally no less than annually, to review and discuss policies and procedures for the voting of proxies as well as any potential conflicts of interest with respect to voting any specific proxy ballot items on behalf of GW&K’s clients. The Committee is comprised of GW&K’s Chief Compliance Officer, managers of GW&K’s Investment Operations and Client Services Departments, members of the Legal & Compliance Team, as well as certain GW&K Portfolio Managers.

B-2

APPENDIX C

DoubleLine Funds Trust

DoubleLine Equity Funds

DoubleLine Capital LP

DoubleLine Commodity LP

DoubleLine Equity LP

DoubleLine Private Funds

DoubleLine Opportunistic Credit Fund

DoubleLine Income Solutions Fund

PROXY VOTING, CORPORATE ACTIONS AND CLASS ACTIONS

August 2015

I.	Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP, DoubleLine Commodity LP and DoubleLine Equity LP (each, as applicable, “DoubleLine”, the “Adviser” or the “Firm”), DoubleLine Funds Trust and DoubleLine Equity Funds (each, as applicable, the “Trust”) and each series of the Trusts (each an “Open-End Fund”), the DoubleLine Opportunistic Credit Fund (“DBL”) and DoubleLine Income Solutions Fund (“DSL” and, together with DBL and all of the Open-End Funds collectively, the “Funds”) to govern the voting of proxies related to securities held by the Funds and actions taken with respect to corporate actions and class actions affecting such securities, and to provide a method of reporting the actions taken and overseeing compliance with regulatory requirements.

Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities) and the DoubleLine Leverage Fund LP (and its related entities), each of which is a “Private Fund” and, collectively, the “Private Funds”) managed by DoubleLine also adopts this Policy.

DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Separate Account Clients” and together with the Funds and Private Funds, the “Clients”) only where a Client has expressly delegated authority in writing to DoubleLine and DoubleLine has accepted that responsibility. Separate Account Clients that do not provide written authorization for DoubleLine to exercise voting authority are responsible for their own proxy voting, corporate actions and class actions and this Policy does not apply to them.

To the extent that voting a proxy or taking action with respect to a class action or corporate action (in each case, a “proposal”) is desirable, DoubleLine (or its designee) will seek to take action on such proposal in a manner that it believes is most likely to enhance the economic value of the underlying securities held in Client accounts and, with respect to proposals not otherwise covered by the Guidelines herein, DoubleLine (or its designee) will seek to consider each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of a Client to do so.

II.	Issue

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Rule”), requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise between DoubleLine and a Client in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.	Policy – Proxies and Corporate Actions; Role of Third-Party Proxy Agent

To assist DoubleLine in carrying out its proxy voting obligations, DoubleLine has retained a third-party proxy voting service provider, currently Glass, Lewis & Co. (“Glass Lewis”), as its proxy voting agent. Pursuant to an agreement with DoubleLine, Glass Lewis obtains proxy ballots with respect to securities held by one or more Client accounts advised by DoubleLine, evaluates the individual facts and circumstances relating to any proposal, and, except as otherwise provided below, votes on any such proposal in accordance with the Guidelines set forth in Attachment A hereto (the “Guidelines”).

In the event that a proposal is not adequately addressed by the Guidelines, Glass Lewis will make a recommendation to DoubleLine as to how to vote on such proposal. The portfolio manager or other authorized person of the relevant Client will review the recommendation made by Glass Lewis and will instruct Glass Lewis to vote the Client’s securities against Glass Lewis’ recommendation when DoubleLine believes doing so is in the best interests of the Client. The portfolio manager or authorized person shall record the reasons for any such instruction and shall provide that written record to the Chief Compliance Officer or his/her designee. In the absence of a timely instruction from DoubleLine to the contrary, Glass Lewis will vote in accordance with its recommendation. In the event that Glass Lewis does not provide a recommendation with respect to a proposal, DoubleLine may vote on any such proposal in its discretion and in a manner consistent with this Policy.

In the event that DoubleLine determines that a recommendation of Glass Lewis (or of any other third-party proxy voting service retained by DoubleLine) was based on a material factual error, DoubleLine will investigate the error, taking into account, among other things, the nature of the error and the related recommendation, and seek to determine whether Glass Lewis (or any other third-party proxy voting service retained by DoubleLine) is taking reasonable steps to reduce similar errors in the future.

The Guidelines provide a basis for making decisions in the voting of proxies and taking action with respect to class actions or corporate actions for Clients. When voting proxies or taking action with respect to class actions or corporate actions, DoubleLine’s utmost concern in exercising its duties of loyalty and care is that all decisions be made in the best interests of the Client and with the goal of maximizing the value of the Client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine (or its designee) will vote (assuming it votes at all) for or against a particular type of proposal. The applicable portfolio managers who are primarily responsible for evaluating the individual holdings of the relevant Client are responsible in the first instance for overseeing the voting of proxies and taking action with respect to class actions or corporate actions for such Client (though they are not expected to review each such vote or action). Such portfolio managers may, in their discretion, vote proxies or take action with respect to class actions or corporate actions in a manner that is inconsistent with the Guidelines (or instruct Glass Lewis to do so) when they determine that doing so is in the best interests of the Client. In making any such determination, the portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management, other investment personnel and, if desired, an outside service.

Limitations of this Policy. This Policy applies to voting and/or consent rights of securities held by Clients. DoubleLine (or its designee) will, on behalf of each Client (including the Funds or the Private Funds) vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures. This Policy does not apply, however, to consent rights that primarily represent decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Client’s best interests in mind. In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of Clients, enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, DoubleLine (or its designee) will vote in accordance with its contractual obligations.

In addition, where DoubleLine determines that there are unusual costs and/or difficulties associated with voting on a proposal, which more typically might be the case with respect to proposals relating to non-U.S. issuers, DoubleLine reserves the right to not vote on a proposal unless DoubleLine determines that the expected benefits of voting on such proposal exceed the expected cost to the Client, such as in situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security. DoubleLine will seek to consult with its Clients in such circumstances unless the investment management agreement or other written arrangement with the applicable Client gives DoubleLine authority to act in its discretion.

All proxies, class actions or corporate actions received shall be retained by the Chief Risk Officer or designee. Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted. The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy, class actions or corporate actions information will be delivered to them.

IV.	Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings other than for the Funds; however, DoubleLine will provide reasonable assistance to Clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine. DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held by any former client. DoubleLine will complete proofs-of-claim for the Funds and Private Funds, or provide reasonable access to the applicable Fund’s or Private Fund’s administrator to file such proofs-of-claim when appropriate.

V.	Class Actions Policy

In the event that Client securities become the subject of a class action lawsuit, the applicable portfolio manager(s) will assess the value to Clients in participating in such legal action. If the portfolio manager decides that participating in the class action is in the Client’s best interest, DoubleLine will recommend that the Client or its custodian submit appropriate documentation on the Client’s behalf, subject to contractual or other authority. DoubleLine may consider any relevant information in determining whether participation in a class action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in the class action, including in comparison to the Client pursuing other legal recourse against the issuer. DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the class action without making a recommendation as to participation, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.	Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to take action in respect of a proposal on behalf of a Client when the Client’s relevant securities are on loan in accordance with the Client’s securities lending program and/or are controlled by a securities lending agent or custodian acting independently of DoubleLine. Notwithstanding this fact, in the event that DoubleLine becomes aware of a proposal on which a Client’s securities may be voted and with respect to which the outcome of such proposal could reasonably be expected to enhance the economic value of the Client’s position and some or a portion of that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to take action with respect to such proposal until and unless the Client recalls the lent security. When such situations relate to the Funds or the Private Funds, DoubleLine will take reasonable measures to recall the lent security in order to take action timely. There can be no assurance that any lent security will be returned timely.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, DoubleLine retains the right to vote or not, based on the determination of DoubleLine’s investment personnel as to whether voting would be in the Client’s best interest.

VII.	Proxy Voting Committee; Oversight

DoubleLine has established a proxy voting committee (the “Committee”) with a primary responsibility of overseeing compliance with the Policy. The Committee, made up of non-investment executive officers, the Chief Risk Officer, and the Chief Compliance Officer (or his/her designee), meets on an as needed basis. The Committee will (1) monitor compliance with the Policy, including by periodically sampling proxy votes for review, (2) review, no less frequently than annually, the adequacy of this Policy to ensure that such Policy has been effectively implemented and that the Policy continues to be designed to ensure that proxies are voted in the best interests of Clients, and (3) review potential conflicts of interest that may arise under this Policy, including changes to the businesses of DoubleLine, Glass Lewis or other third-party proxy voting services retained by DoubleLine to determine whether those changes present new or additional conflicts of interest that should be addressed by this Policy.

The Committee shall have primary responsibility for managing DoubleLine’s relationship with Glass Lewis and/or any other third-party proxy voting service provider, including overseeing their compliance with this Policy generally as well as reviewing periodically instances in which (i) DoubleLine overrides a recommendation made by Glass Lewis or (ii) Glass Lewis does not provide a recommendation with respect to a proposal. The Committee shall also periodically review DoubleLine’s relationships with such entities more generally, including for potential conflicts of interest relevant to such entities and whether DoubleLine’s relationships with such entities should continue.

VIII.	Procedures for Material Conflicts of Interest

The portfolio managers will seek to monitor for conflicts of interest arising between DoubleLine and a Client and shall report any such conflict identified by the portfolio managers to the Committee. Should material conflicts of interest arise between DoubleLine and a Client as to a proposal, the proposal shall be brought to the attention of the Committee, who shall involve other executive managers, legal counsel (which may be DoubleLine’s in-house counsel or outside counsel) or the Chief Compliance Officer as may be deemed necessary or appropriate by the Committee to attempt to resolve such conflicts. The Committee shall determine the materiality of such conflict if the conflict cannot be resolved. (An example of a specific conflict of interest that should be brought to the Committee is a situation where a proxy contest involves securities issued by a Client. When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Committee.)

If, after appropriate review, a material conflict between DoubleLine and a Client is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the Guidelines; (ii) convening a Committee meeting to assess available measures to address the conflict and implementing those measures; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen by the Committee; (iv) voting (or not voting) in accordance with the instructions of such Client; (v) or not voting with respect to the proposal if consistent with DoubleLine’s fiduciary obligations.

Investments in the DoubleLine Funds. In the event that DoubleLine has discretionary authority to vote shares of a Fund owned by all Clients (including the Funds), DoubleLine will vote the shares of such Fund in the same proportion as the votes of the other beneficial shareholders of such Fund. Under this “echo voting” approach, DoubleLine’s voting of a Fund’s shares would merely amplify the votes already received from such Fund’s other shareholders. DoubleLine’s potential conflict is therefore mitigated by replicating the voting preferences expressed by the Fund’s other shareholders.

IX.	Procedures for Proxy Solicitation

In the event that any employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event to a third party, the employee must forward the solicitation request to the Chief Compliance Officer or designee. Such requests shall be reviewed with the Committee or appropriate executive and senior management. Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designee.

X.	Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon their respective fund administrator to prepare and make their filings on Form N-PX. DoubleLine shall assist the fund administrator by providing information (including by causing such information to be provided by any third party proxy voting service for record comparison purposes as deemed necessary) regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

B.	Providing Policies and Procedures

Mutual funds (including the Funds) that invest in voting securities are required to describe in their Statements of Additional Information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios. The Funds also may chose to include these policies and procedures as part of their registration statement. Closed-end funds (such as DBL and DSL) must disclose their proxy voting policies and procedures annually on Form N-CSR.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. The fund administrator shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf. The Funds currently do not provide the proxy policies and procedures on their website.

A Fund is required to send the description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon the fund administrator to provide this service.

XI.	Recordkeeping

A. DoubleLine must maintain the documentation described in this Policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained, including with respect to class action claims or corporate actions other than proxy voting. DoubleLine has engaged Glass Lewis to retain the aforementioned proxy voting records on behalf of DoubleLine (and its Clients).

B. Client request to review proxy votes:

Any written request from a Client related to actions taken with respect to a proposal received by any employee of DoubleLine must be retained. Only written responses to oral requests need to be maintained.

The Client Service group will record the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested. If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular Client redacted. The Client Service group shall furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days) and maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and stored in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

C. Examples of proxy voting records:

•	Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XII.	Disclosure

The Chief Compliance Officer or designee will ensure that Form ADV Part 2A is updated as necessary to reflect: (i) all material changes to this Policy; and (ii) regulatory requirements related to proxy voting disclosure.

Attachment A to Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For trustee nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees

•	For changing the company name

•	For approving other business

•	For adjourning the meeting

•	For technical amendments to the charter and/or bylaws

•	For approving financial statements

Capital Structure

•	For increasing authorized common stock

•	For decreasing authorized common stock

•	For amending authorized common stock

•	For the issuance of common stock, except against if the issued common stock has superior voting rights

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For decreasing authorized preferred stock

•	For canceling a class or series of preferred stock

•	For amending preferred stock

•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

•	For eliminating preemptive rights

•	For creating or restoring preemptive rights

•	Against authorizing dual or multiple classes of common stock

•	For eliminating authorized dual or multiple classes of common stock

•	For amending authorized dual or multiple classes of common stock

•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company

•	For recapitalization

•	For restructuring the company

•	For bankruptcy restructurings

•	For liquidations

•	For reincorporating in a different state

•	For spinning off certain company operations or divisions

•	For the sale of assets

•	Against eliminating cumulative voting

•	For adopting cumulative voting

Board of Trustees

•	For limiting the liability of trustees

•	For setting the board size

•	For allowing the trustees to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause

•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

•	For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board

•	Against amending a classified board

•	For repealing a classified board

•	Against ratifying or adopting a shareholder rights plan (poison pill)

•	Against redeeming a shareholder rights plan (poison pill)

•	Against eliminating shareholders’ right to call a special meeting

•	Against limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating shareholders’ right to act by written consent

•	Against limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing a supermajority vote provision to approve a merger or other business combination

•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

•	For eliminating a supermajority vote provision to approve a merger or other business combination

•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against establishing a fair price provision

•	Against amending a fair price provision

•	For repealing a fair price provision

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	For opting out of a state takeover statutory provision

•	Against opt into a state takeover statutory provision

Compensation

•	For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock

•	For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock

•	For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Case-by-case on assuming stock incentive plans

•	For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•	For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•	For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value

•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 85% of the stock’s fair market value

•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value

•	For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

•	For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

•	For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan

•	For adopting a savings plan

•	For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity

•	For adopting a deferred compensation plan

•	For approving a long-term bonus plan

•	For approving an employment agreement or contract

•	For amending a deferred compensation plan

•	For amending an annual bonus plan

•	For reapproving a stock option plan or bonus plan for purposes of OBRA

•	For amending a long-term bonus plan

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against requiring a majority vote to elect trustees

•	Against requiring the improvement of annual meeting reports

•	Against changing the annual meeting location

•	Against changing the annual meeting date

•	Against asking the board to include more women and minorities as trustees.

•	Against seeking to increase board independence

•	Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy

•	Against requiring minimum stock ownership by trustees

•	Against providing for union or employee representatives on the board of trustees

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	For creating a nominating committee of the board

•	Against urging the creation of a shareholder committee

•	Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees

•	Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees

•	For adopting cumulative voting

•	Against requiring trustees to place a statement of candidacy in the proxy statement

•	Against requiring the nomination of two trustee candidates for each open board seat

•	Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting

•	For restoring shareholders’ right to act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against advisory vote on compensation

•	Against restricting executive compensation

•	For enhancing the disclosure of executive compensation

•	Against restricting trustee compensation

•	Against capping executive pay

•	Against calling for trustees to be paid with company stock

•	Against calling for shareholder votes on executive pay

•	Against calling for the termination of trustee retirement plans

•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

•	Against seeking shareholder approval to reprice or replace underwater stock options

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For creating a compensation committee

•	Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee

•	For increasing the independence of the audit committee

•	For increasing the independence of key committees

Social Issue Proposals

•	Against asking the company to develop or report on human rights policies

•	Against asking the company to limit or end operations in Burma

•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor

•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

•	Against asking management to report on the company’s foreign military sales or foreign offset activities

•	Against asking management to limit or end nuclear weapons production

•	Against asking management to review nuclear weapons production

•	Against asking the company to establish shareholder-designated contribution programs

•	Against asking the company to limit or end charitable giving

•	For asking the company to increase disclosure of political spending and activities

•	Against asking the company to limit or end political spending

•	For requesting disclosure of company executives’ prior government service

•	Against requesting affirmation of political nonpartisanship

•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

•	Against severing links with the tobacco industry

•	Against asking the company to review or reduce tobacco harm to health

•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

•	Against asking the company to take action on embryo or fetal destruction

•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

•	For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles

•	For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

•	For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•	For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat

•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

•	For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy

•	Against asking management to adopt a sexual orientation non-discrimination policy

•	For asking management to report on or review Mexican operations

•	Against asking management to adopt standards for Mexican operations

•	Against asking management to review or implement the MacBride principles

•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

•	For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

Adopted by the DoubleLine Funds Trust Board: March 25, 2010

Renewed, reviewed and approved by the DoubleLine Funds Trust Board: March 1, 2011

Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 25, 2011

Renewed and approved by the DoubleLine Funds Trust Board of Trustees: March 19, 2013

Renewed, reviewed and approved by the DoubleLine Funds Trust Board: May 22, 2013

Renewed, reviewed and approved by the DoubleLine Funds Trust Board: November 20, 2013

Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 21, 2014

Adopted by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 24, 2011

Renewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: March 19, 2013

Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: May 22, 2013

Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: November 20, 2013

Renewed, reviewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 21, 2014

Adopted by the DoubleLine Equity Funds Board of Trustees: March 19, 2013

Renewed, reviewed and approved by the DoubleLine Equity Funds Board: May 22, 2013

Renewed, reviewed and approved by the DoubleLine Equity Funds Board: November 20, 2013

Renewed, reviewed and approved by the DoubleLine Equity Funds Board: August 21, 2014

Adopted by the DoubleLine Income Solutions Board of Trustees: March 19, 2013

Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: May 22, 2013

Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: November 20, 2013

Renewed, reviewed and approved by the DoubleLine Income Solutions Board of Trustees: August 21, 2014

Reviewed and approved by the Boards of the DoubleLine Funds Trust, DoubleLine Equity Funds, DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund: August 20, 2015

APPENDIX D

Fairpointe Capital LLC

Proxy Voting Summary

Fairpointe Capital LLC (“Fairpointe”), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Fairpointe maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Clients may obtain information with respect to the voting of proxies for their securities by contacting their portfolio manager or the firm’s compliance officer.

Fairpointe has retained Institutional Shareholder Services (“ISS”) services to assist in the proxy voting process and research. Designated Portfolio Managers review each recommendation from ISS and either approves or overrides the recommendations according to Fairpointe’s established guidelines. The proxies are cast electronically using ISS and/or www.proxypush.com. Complete records of proxy votes are maintained electronically through ISS and/or Fairpointe.

As a matter of firm policy, the following guidelines are intended to assist in the proxy voting process but will be analyzed and voted upon on a case-by-case basis:

(a)	Routine Matters: Fairpointe generally votes in favor of the following routine matters: name changes, election of directors within time limits, appointment of independent auditors, increase in the outstanding common stock or other equity classes within dilution limits, date and place of annual meeting, ratification of directors’ actions on routine matters, employee stock purchase or ownership plans within dilution limits, annual elections and confidential voting.

(b)	Financial Questions: Fairpointe generally votes in favor of mergers, acquisitions, restructurings, re-incorporations, changes in capitalization and employee and director compensation within reason and when pay and performance are aligned. However, other financial issues may need additional consideration and may involve issues such as hostile takeovers and mergers.

(c)	Corporate Governance: Fairpointe will generally vote against any proposal that attempts to limit shareholder democracy, such as increased indemnification for directors and officers, certain supermajority rights, classified boards, cumulative voting, authorization of new securities that are unduly dilutive and amending state of corporation. Also, will generally vote against board members on the Compensation Committee who are responsible for compensation procedures which are not aligning with performance.

(d)	Social Issues: Fairpointe intends to vote on a case-by-case basis on social issues.

(e)	Client Preferences: A client may have their own set of proxy voting guidelines which may conflict with Fairpointe’s guidelines. If such situation arises, it is our intention to comply with client guidelines by voting proxies attributable to that client on a proportionate basis.

D-1

If Fairpointe detects a material conflict of interest in connection with a proxy vote, the investment team will consider voting with the recommendations made by ISS, an independent third party. However, the investment team’s decision is ultimately based on what is in the best interest of the client.

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APPENDIX E

GUARDIAN CAPITAL LP

PROXY VOTING POLICY

DESCRIPTION	:	One of the most significant aspects of corporate governance comes in the exercise of voting rights pertaining to Client investments. The proxy vote is an important asset of any portfolio. Guardian has established proxy voting guidelines to ensure that, when Guardian is delegated voting rights by our Clients, as fiduciaries, we exercise such ownership rights with a view to optimizing the long-term value of those investments.

PURPOSE	:	The primary focus of our management of proxy voting is to maximize shareholder value. One of the ways of ensuring that companies focus attention on maximizing value for shareholders is through corporate governance. Well-managed companies, with strong, focused governance processes, generally, produce better long-term investment returns for all investors.

PRINCIPLE	:	The four key proxy issues identified by Guardian are: Boards of Directors, Executive Compensation, Takeover Protection and Shareholder Rights. With regard to issues related to Social Responsibility, and other Stakeholder Proposals, Guardian will consider each proposal on its merits, based on both client direction and our aim of maximizing shareholder value. Fiduciary obligations do not require Guardian to become a shareholder activist. Finally, with regard to the appointment of auditors for a corporation, Guardian will generally vote for management’s recommendation, unless we believe that the firm to be appointed lacks, in our judgment, the necessary competence and independence to carry out their duties.

PRACTICE	:

Guardian must establish at account opening whether it has been delegated proxy voting authority.

To assist with the proxy voting process, Guardian subscribes to a proxy consulting service and a proxy voting service. The consulting service provides a professional review of all proxies issued by the companies held within our equity portfolios. The voting service votes proxies as specifically directed by Guardian.

Guardian will aim to vote all available proxies for each Client. Depending upon the deemed importance of a particular vote, on a best efforts basis, Guardian will recall shares which are out on loan in order to vote their proxies.

There may be limited circumstances where Guardian does not vote on behalf of a Client. If Guardian determines that the costs of voting may exceed the expected benefit to a Client, Guardian may elect not to cast a vote (e.g., voting on a foreign security where translation, due diligence or legal costs exist, or where inadequate information and delays in receiving materials impact the ability to make an informed decision).

Compliance and Operations staff will monitor proxy voting opportunities through the use of the proxy consulting service, and will arrange for the exercise of voting rights. Guardian’s portfolio managers will be advised of the recommendations of the proxy consulting service and will direct Compliance staff to vote against the recommendation of the consulting service only where doing so is considered to be in the best interest of the Client.

E-1

Where a conflict, or potential conflict, of interests exists between the interest of a Client and the interest of Guardian or a Guardian affiliate or Associate, proxies are voted in accordance with investment considerations and investment merits, without regard to any other business relationship that may exist between Guardian and the portfolio company.

Examples of possible conflicts include:

•  voting proxies for all accounts in a certain way to retain or obtain business

•  situations where Guardian manages money for a portfolio company

•  situations where a significant personal relationship exists between a Guardian Associate and a proponent or beneficiary of a proxy proposal

There will be occasions where the applicable portfolio manager determines that the best interest of the Client may require a vote different from the recommendation of the proxy consulting service. On such occasions, the applicable portfolio manager shall document the reasons for the voting decision when instructing the Compliance staff on how to vote the proxy.

Clients may direct Guardian on how to vote on a particular matter.

Guardian will maintain the following records relating to proxy voting analysis and decisions:

•  proxy statements received for Client securities

•  records of votes cast on behalf of Clients

•  records of Client requests for proxy voting information and the response provided by Guardian

•  documents that record the basis for decisions on voting matters, and any supporting materials

Proxy voting summaries are available to each client upon request. Clients may also obtain a copy of Guardian’s proxy voting policies and procedures upon request.

MONITORING	:	Guardian’s Governance Committee monitors and reviews the results of proxy voting quarterly.

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APPENDIX F

Lake Partners, Inc. (“LPI”)

Proxy Voting Policies and Procedures

Policy

LPI has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Advisers Act. These policies and procedures are designed to ensure that LPI is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act, the IC Act, and other applicable laws and regulations.

LPI considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which LPI has voting authority. LPI’s authority to vote proxies is established by the investment management agreement (as amended from time to time) and/or the brokerage account application agreement with the client. In all circumstances, LPI will comply with specific client directions to vote proxies, whether or not such client directions deviate from LPI’s policies and procedures

LPI seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. LPI evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client’s best interest, such as when LPI determines that the cost of voting the proxy exceeds the expected benefit to the client.

LPI typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals. Generally, LPI will oppose management in order to further the independence of the board of directors, to preserve the rights of shareholders (such as by resisting attempts to entrench management), and to oppose compensation packages that LPI deems to be excessive.

Proxy Committee: Proxy Voting Guidelines

LPI has established a Proxy Committee. The members of the Proxy Committee are listed on Attachment A. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business when the Proxy Committee meets, as necessary. The CCO acts as Secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of LPI’s clients, including developing, authorizing, implementing and updating LPI’s proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by LPI.

The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in LPI’s Proxy Voting Guidelines (the “Guidelines”), a copy of which is attached hereto as Attachment B. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that LPI’s evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company or investment company whose proxy is being voted.

Proxy Voting Procedure

LPI establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to LPI. In cases where a client has delegated responsibility for voting proxies to LPI, LPI tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.

LPI is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner. In carrying out its proxy voting responsibilities, LPI utilizes Broadridge’s ProxyEdge service to vote and maintain documentation of LPI’s proxy votes.

Prior to a proxy voting deadline, the Proxy Committee (the “Committee”) will make a determination as to how to vote each proxy proposal based on analysis of the proposal and the Proxy Voting Guidelines in this Manual. In evaluating a proxy proposal, the Committee may consider information from many sources, including management of the company or investment company, shareholder groups and independent proxy research services. The Committee may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had LPI not sought to exercise voting rights with respect to those securities.

Quarterly, LPI will verify that the Firm’s account at ProxyEdge is properly linked to the Firm’s accounts.

For certain positions the AMG Managers LASSO Fund relies on an order granted under Section 12(d)(1)(J) of the Investment Company Act (Order 812-13775, granted on September 27, 2010). The order grants the Fund Adviser and certain of its sub-advisers exemptive relief from Sections 12(d)(1)(A) and (B) of the Investment Company Act, and imposes additional conditions on proxy voting securities of underlying finds.

LPI shall follow applicable regulations as well as the terms of the order. For underlying funds in the AMG Managers LASSO Fund, LPI intends to vote proxies in the same proportion as the vote of all other holders of the securities (“echo voting”) in instances where the AMG Managers LASSO Fund has an active participation agreement on positions in which it holds greater than 3% of the outstanding shares, as requested by the Fund Adviser.

Conflicts of Interest

LPI may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company or investment company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Proxy Committee shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy. Whenever the Proxy Committee determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the CCO shall document the rationale for the vote.

A.	Identifying Conflicts of Interest

For purposes of identifying conflicts under these procedures, the Proxy Committee will rely on publicly available information about a company or RIC and its affiliates, information about the company or RIC and its affiliates that is generally known by LPI’s Employees, and other information actually known by a member of the Proxy Committee.

The Proxy Committee may determine that LPI has a conflict of interest as a result of the following:

1.	Significant Business Relationships – The Proxy Committee will consider whether the matter involves an issuer or proponent with which LPI has a significant business relationship. LPI has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients, and broker-dealers. For this purpose, a “significant business relationship” is one that might create an incentive for LPI to vote in favor of management.

2.	Significant Personal or Family Relationships – The Proxy Committee will consider whether the matter involves an issuer, proponent, or individual with which an employee of LPI who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how LPI votes the proxy. Employees of LPI who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Committee members, Senior Management, as applicable) are required to disclose to the Proxy Committee any significant personal or family relationship they may have with the issuer, proponent, or individual involved in the matter.

3.	Contact with Proxy Committee Members – If an employee of LPI not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact LPI’s Chief Compliance Officer who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the member of the Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.

B.	Determining Whether a Conflict is Material

In the event that the Proxy Committee determines that LPI has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to LPI’s conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then LPI may vote the proxy in accordance with the recommendation of the analyst.

C.	Voting Proxies Involving a Material Conflict

In the event that the Proxy Committee determines that LPI has a material conflict of interest with respect to a proxy proposal, the proposal shall be voted in accordance with Lake Partners’ proxy voting guidelines. However, if a material conflict of interest is identified and the guidelines do not address how to vote on the proposal, the Proxy Committee may: (i) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) fully disclose the nature of the conflict to the client and obtain the client’s consent as to how Lake Partners shall vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

LPI may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.

The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that LPI does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Committee.

Class Actions

As a fiduciary, LPI always seeks to act in clients’ best interests with good faith, loyalty, and due care. The Proxy Committee will determine whether clients will (a) participate in a recovery achieved through a class action, or (b) opt out of the class action and separately pursue their own remedy. The CCO oversees the completion of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO will maintain documentation associated with clients’ participation in class actions.

Employees must notify the CCO if they are aware of any material conflict of interest associated with clients’ participation in class actions. The Proxy Committee will evaluate any such conflicts and determine an appropriate course of action for LPI.

LPI generally does not serve as the lead plaintiff in class action lawsuits because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.

Disclosure

In accordance with Advisers Act, LPI reports upon request to its clients regarding the manner in which their proxies are voted. Additionally, a summation of this Proxy Voting policy is included in Part 2 of Form ADV, in the section titled Voting Client Securities. It is LPI’s general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

As requested, LPI will provide the Fund Adviser with documentation regarding the manner in which LPI voted proxies on behalf of the AMG Managers LASSO Fund. Such information is utilized to facilitate the reporting by the AMG Funds of the annual Form N-PX on the SEC’s EDGAR system.

Proxy Voting Attachment A

Members of the Proxy Committee

Members of the Proxy Committee

Ronald A. Lake, Co-Chairman, President, Director

Frederick C. Lake, Co-Chairman, Secretary, Treasurer, Director

Andrew R. Romanello, Chief Financial Officer / Chief Compliance Officer

Proxy Voting Attachment B

Proxy Voting Guidelines

One of the primary factors LPI considers when determining the desirability of investing in a particular company or investment company is the quality and depth of its management. Accordingly, LPI believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, LPI will vote on most issues presented in a proxy statement in accordance with the position of the company’s management, unless LPI determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the security. However, LPI will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in LPI’s judgment, it would not be in the best interests of the client to do so.

LPI generally characterizes proxy voting issues into three Levels (I, II, and III). The Level of proposal will determine the depth of research required when deciding how to vote each proxy. Level I matters normally are voted based on the recommendation of the issuer’s management. Matters that could meaningfully impact the position of existing shareholders (Levels II and III) are given special consideration and voted in a manner that is believed to support the interests of shareholders. Whenever it is determined that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the Proxy Committee, shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.

A.	Level I Proposals

Level I proposals are those which do not propose to change the structure, bylaws, or operations of a company or investment company to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. However, LPI will research the issue before making a conclusion as to how a vote would be in the best interest of the client.

•	Approval of auditors

•	Election of directors and officers of the corporation

•	Indemnification provisions for directors

•	Liability limitations of directors

•	Name changes

•	Declaring stock splits

•	Elimination of preemptive rights

•	Incentive compensation plans

•	Changing the date and/or the location of the annual meetings

•	Minor amendments to the articles of incorporation

•	Employment contracts between the company and its executives and remuneration for directors

•	Automatic dividend reinvestment plans

•	Retirement plans, pensions plans, and profit sharing plans, creation of and amendments thereto

B.	Level II Proposals

Issues in this category are more likely to affect the structure and operations of a company or investment company and, therefore, will have a greater impact on the value of a client’s investment. The Proxy Committee will review each issue in this category on a case-by-case basis and perform diligent research to make a decision based on the best interest of the client. As stated previously, voting decisions will be made based on the perceived best interest of the clients. Level II proposals include:

•	Mergers and acquisitions

•	Restructuring

•	Re-incorporation or formation

•	Changes in capitalization

•	Increase or decrease in number of directors

•	Increase or decrease in preferred stock

•	Increase or decrease in common stock

•	Material changes in terms for fees or expenses of an investment company

•	Material changes in investment policies or guidelines of an investment company

•	Stock option plans or other compensation plans

•	Social issues

C.	Level III (Corporate Governance) Proposals

LPI generally will vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. In addition to the steps taken to render a decision in the above-mentioned scenarios (Level I and Level II proposals), the Proxy Committee may find it necessary to contact company or investment company management to discuss any such proposal to gain a more complete understanding before casting a vote. Proposals in Level III may include:

•	Poison pills

•	Golden parachutes

•	Greenmail

•	Supermajority voting

•	Board classification without cumulative voting

•	Confidential voting

APPENDIX G

LMCG Investments, LLC

Proxy Voting Guidelines Summary

The proxy voting guidelines contained herein are a sampling of select, key guidelines and are not all inclusive. LMCG will review our proxy voting policies and guidelines from time to time and may adopt changes. Proxy questions are considered within the individual circumstances of the issuer and therefore it is possible that individual circumstances might mean that a given proxy ballot could be voted differently than what is generally done in other cases. Clients may contact their Client Service Officer or the Compliance Office by calling (617) 380-5600 or via e-mail at clientservice@lmcg.com or compliance@lmcg.com for a copy of our most current guidelines or to obtain a record of how proxies were voted for their account.

1.	Audit-related Items:

Auditor Ratification

Generally vote FOR proposals to ratify auditors unless:

•	An auditor has a financial interest in or association with the company and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified such as fraud, misapplication of GAAP and material weaknesses are identified; or

•	Fees for non-audit services are excessive

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

2.	Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following:

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of Director nominees;

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved; and

•	Stock ownership positions

Board responsiveness

Vote case-by-case on individual directors, committee members or the entire board of directors as appropriate if:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company

•	Board failed to act on a shareholder proposal that received the support of a majority of shares cast in the previous year

•	Board failed to act on takeover offer where majority of shares tendered

•	Board failed to address issues related to a director receiving 50% or more withhold/against votes

•	Board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes

Vote AGAINST or WITHHOLD from entire board of directors for problematic practices or material failures in the areas of accountability, independence or competence:

Board accountability, including items such as:

•	A classified board structure

•	A supermajority vote requirement

•	Inability for shareholders to call special meetings

•	Inability of shareholders to act by written consent

•	Dual-class capital structure

•	Non-shareholder approved poison pill

•	Material failures of governance, stewardship, risk oversight, fiduciary responsibility

•	Failure to replace management as appropriate

Director independence, including items such as:

•	Inside or affiliated director serves on key committees

•	Company lacks an audit, compensation or nominating committee

•	Independent directors make up less than a majority of directors

Director competence, including items such as:

•	Not all director’s attended 75% of the aggregate board and committee meetings

•	Sit on more than six public company boards

Independent Chair (Separate CEO/Chair)

Generally vote FOR shareholder proposals requiring that the chairman position be filled by an independent director unless there are substantial reasons to recommend against the proposal, such as counterbalancing governance structure.

Majority Vote Shareholder Proposals

Generally vote FOR binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast.

Audit Committee related items

Generally vote AGAINST or WITHHOLD from members of the Audit Committee if:

•	Non-audit fees paid to auditor are excessive

•	Company receives an adverse opinion on financial statements

•	Evidence of inappropriate indemnification language that limits ability of the company or shareholders to pursue legal recourse against audit firm

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

•	Poor accounting practices result in fraud, misapplication of GAAP, and/or other material weaknesses

Compensation Committee related items

In the absence of an Advisory vote on executive compensation, vote AGAINST or WITHHOLD on members of the Compensation Committee or potentially the full board if:

•	There is significant misalignment between CEO pay and company performance

•	Company maintains problematic pay practices related to non-performance based compensation elements, incentives that motivate excessive risk taking and options backdating

•	Board exhibits significant level of poor communication and responsiveness to shareholders

•	Company fails to submit one-time transfer of stock options to shareholder vote

•	Company fails to fulfill terms of burn rate commitment made to shareholders

Vote CASE-BY-CASE on members of the Compensation Committee and the MSOP proposal if the Company’s previous say-on-pay proposal received support of less than 70% of votes cast, taking into account:

•	Discloser of engagement efforts with major institutional shareholders regarding issues that led to low level of support

•	Specific actions to address issues that contributed to low level of support

•	Other recent compensation practices

•	Whether the issues raised are recurring or isolated

•	Company’s ownership structure

•	Whether support level was less than 50%,

Performance/Governance Evaluation for Directors

Generally vote WITHHOLD or AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses.

1.	Shareholder Rights and Defenses:

Advanced Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date within the broadest window possible.

Poison Pills

Generally vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has (1) a shareholder approved poison pill in place or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if shareholders have approved the adoption of the plan or the board determines that it is in the best interest of shareholders to adopt a pill without delay.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis.

4.	Capital and Corporate Restructurings:

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock with superior voting rights

Share Repurchase Programs

Vote FOR management proposals to institute open market repurchase plans in which all shareholders may participate on equal terms.

Mergers and Acquisitions

Overall Approach – Vote CASE-BY-CASE

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction balancing various and sometimes countervailing factors including:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Negotiations and process;

•	Conflicts of Interest; and

•	Governance

5.	Compensation:

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on ballot items related to executive pay and practices

Vote AGAINST Advisory Votes on Executive Compensation (MSOP) if:

•	There is significant misalignment between CEO pay and company performance

•	Company maintains problematic pay practices

•	Board exhibits significant level of poor communication and responsiveness to shareholders

Vote AGAINST or WITHHOLD from members of the Compensation Committee if:

•	There is no MSOP on the ballot

•	Board fails to adequately respond to a previous MSOP proposal that received less than 70% support

•	The company has poor compensation practices

Vote FOR annual advisory votes on compensation.

Employee Stock Purchase Plans

Vote CASE-BY-CASE on non-qualified employee stock purchase plans.

Option Exchange Programs/Re-pricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/re-price options.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans.

6.	Corporate Social Responsibility (CSR) Issues:

General approach on CSR issues is to vote CASE-BY-CASE taking into account factors such as impact on shareholder value, significance of company’s business affected by the proposal, impact on company reputation, response by other companies to similar issue and degree to which proprietary or confidential information would be disclosed.

Some issues that fall under this topic include proposals on:

•	Company’s political spending, lobbying efforts and charitable contributions

•	Animal welfare practices

•	Energy and environmental issues

•	Equal employment opportunity and discrimination

•	Diversity

•	Product safety and hazardous materials

7.	Conflicts of Interest:

Conflicts of interest could exist when the Firm holds a security issued by a client in client portfolios, and the Firm is required to vote that security. When there is a potential conflict with a client, the Firm will look to these guidelines and the ISS recommendation for voting guidance.

APPENDIX H

MONTAG & CALDWELL, LLC

PROXY VOTING POLICIES

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, LLC (“M&C”) in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which it has discretionary voting authority in the manner believed is most likely to enhance shareholder value.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

Once discretionary voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C. Where practical, M&C may consider requests to vote proxies in accordance with client specific guidelines.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee. If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

It is against M&C’s policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C’s advisory clients.

The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

1. Auditors

M&C will generally vote to ratify auditors, unless

•	An auditor has a financial interest in or association with the company and is thus not independent,

•	There is evidence the independent auditor has issued an inaccurate or misleading opinion,

•	Fees for non-audit services are excessive.

•	There are concerns with the structure of the contract with the auditors.

2. Board of Directors

M&C will generally vote for routine election or re-election of directors.

M&C will generally vote for proposals to repeal classified boards, and to elect all directors annually.

M&C will generally vote against proposals to classify the board.

M&C will generally vote against proposals to allow cumulative voting.

3. Proxy Contests

M&C will review contested director elections on a case-by-case basis.

4. Takeover Defenses

M&C will generally vote for shareholder proposals requesting that a company submit its poison pill to a shareholder vote or redeem it unless the company has:

•	A shareholder approved poison pill in place,

•	The company has an acceptable policy covering the future adoption of a poison pill.

M&C will generally vote for shareholder proposals calling for a poison pill to be put to a vote within a time period of less than one year after adoption

M&C will review on a case-by-case basis management proposals on poison pill ratification.

M&C will generally vote against proposals to require a supermajority shareholder vote

M&C will generally vote for proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

M&C will review mergers, acquisitions, and restructurings on a case-by-case basis.

6. State of Incorporation

M&C will review proposals to change a company’s state of incorporation on a case-by-case basis.

7. Capital Structure

M&C will generally vote to increase the number of shares of common stock authorized, unless

•	The explicit purpose of the increase is to implement a non-shareholder approved rights plan (poison pill).

M&C will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

M&C will review other proposals regarding preferred stock on a case-by-case basis

8. Compensation Issues

M&C will review the following issues on a case-by-case basis:

•	Equity compensation plans,

•	Advisory vote on compensation of named executive officers,

•	Director Compensation,

•	Employee Stock Purchase Plans – Qualified Plans

•	Employee Stock Purchase Plans – Non-Qualified Plans

•	Severance Agreements

9. Shareholder Proposals

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

M&C will generally support management in instances where we feel acceptable efforts are made. The burden of corporate responsibility rests with management. We will generally vote AGAINST shareholder proposals that add additional reporting requirements or limit the company’s lawful actions. Some examples of the objective of these types of proposals include::

•	Animal Rights

•	Drug Pricing and Re-importation

•	Genetically Modified Foods

•	Tobacco

•	Lobbying restrictions

•	Concentrated Area Feeding Operations

•	Global Warming and Kyoto Protocol Compliance

•	Political Contributions

•	Outsourcing/Off-shoring

•	Country-specific Human Rights Reports

•	Placing arbitrary restrictions on environmental practices.

M&C will review other shareholder proposals, including those regarding the right to act by written consent and the right to call shareholder meetings, on a case by case basis.

10. Administrative Issues

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

If a client’s shares are on loan at the time of voting, it is not M&C’s policy to request that the custodian recall the shares on loan.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C’s response to the client’s written or verbal requests.

The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Approved March 21, 2017

APPENDIX I

Proxy Voting Procedure

Pictet Asset Management, November 2017

NOTES

Creators: Eric Borremans, Arabella Turner

1.	SCOPE AND OBJECTIVES

1.1	Purpose

This document describes the framework used by Pictet Asset Management ‘Pictet AM’ to exercise proxy voting rights in line with our commitment to Responsible Investment and Active Ownership.

1.2	Scope

For the purposes of this Procedure, Pictet AM refers collectively to any operational legal entities held directly or indirectly by Pictet Asset Management Holding SA. Please refer to Annex A for a list of entities covered.

This Procedure applies to the following account categories:

A.	Pictet AM collective investment schemes where the Fund Governing Body[1] has instructed the Investment Manager company to vote according to Pictet AM Voting Guidelines[2]. Voting rights are exercised as follows[3]:

•	Actively managed equity strategies—100% of Assets Under Management ‘AUM’.

•	Swiss Index strategies—100% of AUM.

•	For other Index strategies voting rights are exercised on 90% of AUM. Holdings within the 90% AUM threshold are defined once a year (typically in December) by the Indexation team but can be updated more frequently in case of material deviations.

B.	Segregated accounts and third party collective investment schemes managed by Pictet AM. Clients who wish to delegate the exercise of voting rights to Pictet AM have the choice between:

•	Proxy voting based on Pictet AM Voting Guidelines.

•	Proxy voting based on the client’s own voting guidelines.

Alternatively, clients can instruct a third party research provider and executor of their choice, thereby, removing proxy voting responsibility from Pictet AM.

C.	Pictet AM collective investment schemes delegated to third party asset managers.

[1]	Pictet AM Fund Governing Bodies comprise Management Companies and Boards of collective investment schemes
[2]	Pictet AM Voting Guidelines are based on generally accepted standards of best practice in corporate governance including board compensation, executive remuneration, risk management and shareholder rights. These Guidelines are further defined here for US companies and International companies
[3]	Subject to legal, technical or financial constraints. For example: i) Index strategies do not exercise voting rights in share blocking markets due to liquidity constraints; ii) Long/short strategies may not exercise voting rights in share blocking markets due to liquidity constraints iii) Index accounts are typically carved out of the voting perimeter if execution costs exceed 0.5bp

•	Managers are expected to exercise proxy voting in accordance with Pictet AM Voting Guidelines and report to relevant Pictet AM entities.

•	These requirements should be stipulated in relevant Investment Management Agreements or Investment Guidelines.

D.	External collective investment schemes in which we invest on behalf of our clients.

•	Proxy voting activity and reporting should be part of the collective investment scheme selection criteria.

Summary table – Applicable Voting Guidelines

Appicable Proxy Voting Guidelines
		Pictet AM Guidelines		Client Guidelines		External Manager Guidelines
Account Type	Governance	Proxy Voting Instruction Executed By Pictet AM4	Proxy Voting Instruction Not Executed By Pictet AM	Proxy Voting Instruction Executed By Pictet AM4	Proxy Voting Instruction Not Executed By Pictet AM5	Proxy Voting Instruction Not Executed By Pictet AM
1. Pictet-branded CIS[6]
A. Managed by Pictet AM	• Pictet AM entity is the Fund Governing Body[7] of a CIS • IMA signed with Pictet AM entity	Ö
B. Delegated to third party managers	• Pictet AM entity is the Fund Governing Body7 of a CIS		Ö
2. Segregated accounts and third party CIS	• IMA signed with Pictet AM entity	Ö		Ö	Ö
3. External CIS	• No IMA					Ö
Source: Pictet AM

For non-voting accounts including fixed income strategies, advisory accounts, and accounts where clients have not delegated proxy voting authority to Pictet AM, Pictet AM is required to keep a record of the rationale for not voting.

[4]	Refer to ANNEX B Diagram A
[5]	Refer to ANNEX B Diagram B
[6]	Collective Investment Schemes ‘CIS’
[7]	Pictet AM Fund Governing Body comprises Management Companies but also Boards of collective investment schemes

2.	ORGANISATION

2.1	Ballot Preparation

On behalf of Pictet AM, the Proxy Voting Agent reconciles a daily client holdings report, provided by Pictet AM, with the associated ballots, provided by the Custodian’s Proxy Voting Facilitator. The Event Processing team receives a monthly file that highlights where ballots are not being received from the Custodian’s Proxy Voting Facilitator or where the Proxy Voting Agent are not receiving holdings. These are investigated and resolved by the Event Processing team8.

2.2	Research & Decision Making

To assist us in performing our proxy voting responsibilities, Pictet AM uses the services of third party specialists to provide research and to facilitate the execution of voting decisions at all relevant company meetings worldwide8. The selection of third party research provider(s) is based upon the compatibility of their voting guidelines with Pictet AM’s commitment to responsible investment.

A.	Pictet AM Voting Guidelines

Third party specialist(s) are tasked with collecting meeting notices for all holdings and researching the implications of every resolution according to Voting Guidelines defined by Pictet AM. All recommendations are communicated to relevant Investment teams and the Environmental Social Governance ‘ESG’ team.

Pictet AM always reserve the right to deviate from third party voting recommendations on a case by case basis in order to act in the best interests of our clients. Such divergences may be initiated by Investment teams9 or by the ESG team and must be supported by written rationale.

In instances when consensus cannot be reached between the Investments teams and ESG team, the decision is escalated to relevant CIOs and, if necessary, the Head of Investments.

B.	Client Voting Guidelines

For accounts which delegate proxy voting to Pictet AM according to the client’s own guidelines, voting recommendations are followed unless otherwise agreed with the client.

2.3	Shareholder Resolutions

Shareholder resolutions at Annual General Meetings ‘AGMs’/Extraordinary General Meetings ‘EGMs’ are evaluated in accordance with Pictet AM Voting Guidelines. Evaluations are based on their own merits and are supported when they would improve the company’s corporate governance or business profile at a reasonable cost.

[8]	Refer to ANNEX B Diangram A
[9]	The indexation team retains the right to take part in the decision-making process on a case-by-case basis

Pictet AM does not usually assume the role of an activist investor and does not initiate shareholder resolutions or shareholder groups. However, Pictet AM may consider supporting the submission of shareholder resolutions initiated by third-parties, or joining shareholder groups, based on the following criteria:

1.	How would the proposal enhance or protect shareholder value in the short-term and long-term?

2.	Liquidity and other technical issues that may impact specific portfolios, such as share blocking period between the submission and the general assembly.

3.	Legal and compliance issues (such as concerted action or transparency requirements relating to ownership size).

Supporting the submission of a shareholder resolution, including the number of shares and corresponding accounts earmarked to support the submission, is subject to agreement by relevant Investment teams and the ESG team. In cases where no consensus is reached, the decision is escalated to relevant Chief Investment Officers and, if necessary, the Head of Investments.

2.4	Execution

If there is no deviation from third party research recommendations, ballots for votable shares are forwarded by the Proxy Voting Agent via the Custodian’s Proxy Voting Facilitator for execution by Custodians and Sub-Custodians.

However, if a decision is made to override a third party research recommendation, Pictet AM’s Event Processing team are required to update the Proxy Voting Agent’s voting platform with an override instruction. The Proxy Voting Agent then sends the amended voting instructions to the Custodian’s Proxy Voting Facilitator for execution by Custodians and Sub-Custodians10.

For accounts which do not delegate voting rights to Pictet AM, it is the clients’ responsibility to send voting instructions to the Custodian/Custodian’s Proxy Voting Facilitator.

2.5	Security Lending & Recall

Voting rights cannot be exercised for shares on loan. As a result, Investment teams wishing to exercise voting rights for shares on loan have two options:

A.	Recalling shares on loan on a case-by-case basis

•	Requests for share recalls and/or temporary suspension of stock lending must be sent to the Event Processing team prior to the record date or share blocking period. Share recalls must be settled prior to the record date[11].

B.	Removing a portfolio from the securities lending pool

•	All requests are subject to CIO approval and co-ordinated by Fund Admin.

Information regarding the status of securities on loan is available from the Custodian12.

[10]	Refer to Process Flowcharts in Annex B
[11]	Client approval is required for segregated accounts and third party (i.e. sub-advisory) collective investment schemes managed by Pictet AM
[12]	Annex C illustrates how this is reflected for portfolios where Pictet Asset Services is Custodian

2.6	Conflicts of Interest

Pictet AM recognises that conflicts of interest may arise within the context of exercising proxy voting. For example, we may face conflicts of interest when voting for a company who is a client, or whose pension scheme or senior management are clients of Pictet AM or a Pictet group entity. Pictet AM have, therefore, implemented policies and control processes for the identification, management, and monitoring of potential conflicts of interest, including those arising from engagement or voting issues.

2.7	Monitoring & Controls

Task	Frequency	Lead
1. Check holdings sent to Proxy Voting Agent	Weekly	Event Processing Team

2. Reconciliation of holdings/ ballots received by Proxy Voting Agent and audit of unvoted ballots	Monthly	Event Processing Team

3. Independent audit (ISAE3402)	Annually	Compliance Team

4. Due diligence of third party research provider	Annually	ESG Team

5. Complete United Nations Principles For Responsible Investment self-assessment questionnaire	Annually	Proxy Voting Working Group

Source: Pictet AM

2.8	Reporting & Disclosure

Proxy voting activity is reported at firm level and portfolio level:

Firm Level:

•	Pictet AM voting statistics (annually).

•	Pictet AM voting instructions by AGM (monthly).

Portfolio Level (Collective Investment Schemes & Segregated Accounts):

•	Investment Reports include sections on Proxy Voting where appropriate for the asset class (quarterly).

•	Legal reporting, e.g. “N-PX” reports—applicable for US clients (annually).

On an annual basis, a review of proxy voting activity is presented to the board of relevant Fund Governing Bodies.

3.	ROLES AND RESPONSIBILITIES

3.1	Business Analytics Team

The Business Insights and Analytics ‘BIA’ team records and stores in its Management Information Systems ‘MIS’ database information regarding proxy voting for all accounts for reporting purposes: no link to any operational activities is done. The information is taken from New Account Take On ‘NATO’ and is updated in the database for new accounts.

3.2	Chief Investment Officers & Head of Investments

CIOs and, where required, the Head of Investments are the final arbiters for proxy voting matters subject to internal escalation.

3.3	Compliance

The Compliance department will ensure that this Procedure is adequately designed, implemented and monitored by the Operational department. Compliance co-ordinate the ISAE3402 audit and may be involved in the identification and resolution of conflicts of interest.

3.4	Data Governance Team

The Data Governance team is responsible for ensuring that voting activity reports from the Proxy Voting Agent are fed into the Hub, a central data repository, for reporting purposes.

3.5	Environmental Social Governance Team

The Head of the Environmental Social Governance ‘ESG’ team chairs the Proxy Voting Working Group. The ESG team is the sponsor for the Proxy Voting Procedure document. It is the main point of contact for contracts with third party research specialists and is responsible for performing their associated annual due diligence with participation from all relevant teams.

In instances where the ESG team wish to deviate from third party voting recommendations, they must provide written rationale and liaise with relevant Investment teams.

The ESG team communicates all override decisions and respective rationale to the Event Processing team.

3.6	Event Processing Team

The Event Processing team is accountable for the following:

A.	Executing proxy voting related activities, the administration of which is outsourced to an external Proxy Voting Agent. Responsibilities include:

•	Setting up and closing accounts with the Proxy Voting Agent.

•	Monitoring accounts to ensure consistent with Pictet AM’s Management Information Systems ‘MIS’.

•	Investigating unvoted ballots.

•	Amendment of votes.

•	‘Refer vote’ process.

•	Co-ordination of the completion of Powers of Attorney.

•	Ad-hoc additional tasks required by companies in order to vote.

B.	Notifying relevant Investment teams and ESG team of voting recommendations provided by third party research specialists.

C.	Keeping records of all justifications to deviate from third party voting recommendations.

D.	Facilitation of meeting attendance by the Investment teams.

E.	Participation in the due diligence of third party research providers.

3.7	Fund Administration & Portfolio Transitions

The Fund Administration team, is in charge of collecting information during the New Account Take On ‘NATO’ process to ensure proxy voting is defined and recorded correctly for each account and implemented by Pictet AM.

3.8	Investment Teams

Investment teams are required to provide the ESG team with written rationale in order to deviate from third party voting recommendations.

The Indexation team is responsible for defining their voting universe once per year.

Investment teams are expected to participate in the due diligence process of third party proxy voting research providers.

Investment teams selecting external funds are expected to include proxy voting into their due diligence criteria.

3.9	Legal

The Legal department shall ensure the providing of appropriate legal advice on proxy voting, as required by the operational departments. It is also responsible for the following:

•	Updating operational departments on developments relating to proxy voting.

•	Aiding the interpretation of applicable legal requirements within Pictet AM.

•	Incorporating proxy voting into intercompany Service Level Agreements ‘SLAs’.

3.10	Pictet AM Fund Governing Bodies

Pictet AM Fund Governing Bodies13 are required to approve Pictet AM’s Voting Guidelines. On an annual basis, a review of proxy voting activity is presented to Pictet AM Fund Governing Bodies.

3.11	Pictet AM Investment Management Committee

The Investment Management Committee approves Pictet AM’s Proxy Voting Procedure.

3.12	Proxy Voting Agent

Please refer to 3.16(B)

[13]	Pictet AM Fund Governing Bodies comprise Management Companies and Boards of collective investment schemes

3.13	Proxy Voting Facilitator

The Proxy Voting Facilitator provides proxy voting services to Custodians and Sub-Custodians. They are required to transfer information across relevant entities, including the Proxy Voting Agent, and to prepare proxy voting ballots.

3.14	Proxy Voting Working Group

The Proxy Voting Working Group provides a forum for reviewing Pictet AM’s Proxy Voting Procedure, Guidelines, activity and for conducting a yearly self-assessment against relevant United Nations Principles for Responsible Investing. This Working Group is chaired by the Head of ESG and includes representatives from relevant Investment teams, Operations, Legal and Compliance, Fund Admin, Marketing & Products, Sales and Pictet Asset Services.

The Group typically meets twice a year and may be consulted on an adhoc basis.

3.15	Reporting Team

The Reporting team is responsible for ensuring the following:

•	Proxy voting data received from the Proxy Voting Agent is uploaded to the reporting platform (B One) in a timely manner.

•	Client Investment Reports include sections on proxy voting where appropriate for the asset class.

•	Due consideration is given to include proxy voting information in product presentations and other marketing material, where appropriate for the asset class.

3.16	Third Party Providers

A.	Research

The third party research provider is required to collect all meeting notices and research the implications of all resolutions according to specific voting guidelines as instructed by Pictet AM.

B.	Execution

The execution of voting rights is performed by an external Proxy Voting Agent. The Agent issues voting instructions to the Custodian’s Proxy Voting Facilitator/Custodian according to the relevant voting recommendations, or according to Pictet AM’s instructions in the event of a recommendation override.

To facilitate this process, Pictet AM sends the Proxy Voting Agent an overview of relevant equity holdings on a daily basis which the Agent reconciles with the associated ballots provided by the Custodian’s Proxy Voting Facilitator.

The Proxy Voting Agent further provides Pictet AM with periodic activity reports – including all resolutions, respective votes and statistical analysis.

4.	REGULATORY REFERENCES

This Procedure lists below the various regulations applicable to accounts whereby Pictet AM exercise proxy voting rights. Pictet AM shall comply with these regulatory references, which may be updated from time to time.

4.1	Switzerland

•	Swiss Federal Act of 23 June 2006 on Collective Investment Schemes (CISA)

•	Swiss Federal Ordinance of 22 November 2006 on Collective Investment Schemes (CISO)

•	Code of Conduct of the Swiss Collective Investment Scheme & Asset Management Association SFAMA, 7 October 2014

•	Specialised Information SFAMA on Proxy Voting

4.2	Luxembourg

•	Law of 17 December 2010 relating to undertakings for collective investment

•	CSSF Regulation N°10-04

•	Circular CSSF 12/546

•	Law of 12 July 2013 on alternative investment collective investment scheme managers

•	Commission Delegated Regulation (EU) N°231/2013 of 19 December 2012

•	ALFI Code of Conduct Luxembourg Investment Collective Investment Schemes

4.3	Japan

•	Investment Trust and Investment Corporation Law 1946

•	Regulation on Business Management etc. of Membership Firms, Japan Investment Trust Association

•	Appropriate Exercise of Voting Rights, etc. regarding Discretionary Investment Management Agreement by Japan Investment Advisors Association

•	Principles for Responsible Institutional Investors (Japan’s Stewardship Code) by the Council of Experts Concerning the Japanese Version of the Stewardship Code

4.4	Hong Kong

•	SFC Code on Units Trusts and Mutual Collective Investment Schemes

4.5	United States

•	Investment Advisers Act of 1940

•	SEC Rule 206(4)-6

4.6	United Kingdom

•	UK FCA’s COLL Rules on Collective Investment Schemes

•	UK Stewardship Code Principle

4.7	Singapore

•	Singapore Stewardship Principles

•	Guidance on Corporate Governance of the Investment Management Association of Singapore

•	MAS Code of Collective Investment Schemes

5.	FINAL PROVISIONS

This Procedure was adopted by the Pictet AM Investment Management Committee on 3rd November 2017 with effect from January 1st, 2018.

ANNEX A – ENTITIES COVERED

Pictet AM Holding SA incorporates the following entities:

•	PICTET Asset Management SA

•	PICTET Asset Management (Europe) SA

•	PICTET Asset Management (Japan) Ltd

•	PICTET Asset Management (Hong Kong) Ltd

•	PICTET Asset Management Ltd

•	PICTET Asset Management (Singapore) Pte Ltd

ANNEX B – PROCESS FLOWCHARTS

Diagram A) Process Flowchart: Proxy Voting Executed by Pictet AM

Diagram B) Process Flowchart: Proxy Voting Not Executed by Pictet AM

ANNEX C – AVALOQ SCREENSHOT WITH SHARES ON LOAN

APPENDIX J

Silvercrest Asset Management Group LLC

Proxy Voting

Policies And Procedures

Silvercrest may be responsible for voting on shareholder proxies in connection with the securities held by its clients. Silvercrest will do so only in accordance with these policies and procedures, in the best interests of our clients, and/or as instructed by a specific client.

All capitalized terms used herein shall have the meaning set forth in the Firm’s Code of Conduct and Ethics, unless otherwise defined herein.

A.	General

In voting proxies, and determining whether to vote proxies, Silvercrest is guided by general fiduciary principles. The firm’s goal is to act prudently, and solely in the best interest of the beneficial owners of the accounts it manages. Silvercrest attempts to consider all aspects of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. Silvercrest does not necessarily have an obligation to vote every proxy; for example, Silvercrest may forego voting proxies if the client account that held the position no longer holds the position at the time of the vote, or the cost of voting (such as in the case of a vote regarding a foreign issuer that requires being physically present to vote) outweighs the anticipated benefit to the client’s account.

B.	Glass Lewis

In 2011, Silvercrest contracted with Broadridge Investor Communications Solutions, Inc. to receive its ProxyEdge product. Using the product, we subscribe to receive the corporate governance voting recommendations of Glass Lewis, the leading independent governance analysis and proxy voting firm in the industry. Pursuant to the agreement with Broadridge, Silvercrest has provided it with portfolio holdings data and, unless Silvercrest makes an independent determination that the recommendation of Glass Lewis is not in the best interest of the beneficial owners of the accounts it manages, Broadridge automatically votes in accordance with Glass Lewis’ recommendations.

Each year, Glass Lewis publishes, and we review its guidelines for analysis of proxy materials and voting. These guidelines will be provided to clients who request a more detailed description of the firm’s proxy policies.

Silvercrest conducted initial due diligence on Broadridge’s ProxyEdge product in order to ensure that Silvercrest continues to vote proxies in the best interests of our clients. However, a proxy advisory firm’s business and/or policies and procedures regarding conflicts of interest could change after Silvercrest’s initial assessment, and some changes could alter the effectiveness of the policies and procedures and require that Silvercrest make a subsequent assessment. Consequently, Silvercrest requires that Broadridge notify Silvercrest of business changes we consider relevant (i.e., with respect to Broadridge’s capacity and competency to provide proxy voting advice) or conflict policies and procedures. Silvercrest will verify its initial due diligence on an annual basis.

Clients continue to have the option to provide instructions regarding a specific vote of which they are aware.

C.	Custodians that do not utilize Broadridge ProxyEdge services

Clients who maintain their positions at certain custodians are not able to participate in the ProxyEdge service. Silvercrest votes proxies for those positions through other electronic means. In those cases, Silvercrest generally divides the proxies into two categories in determining how to vote: management proposals and shareholder proposals. Attached as Exhibit A hereto are guidelines to be applied in determining how to vote in each case. These guidelines are not strict, and each Silvercrest vote will depend on the facts and circumstances of each proposal, on a case-by-case basis, as determined by the Proxy Committee, which shall be a committee comprised of the Director of Operations, a member of the relevant trading desk and a member of the Compliance Department. Depending on the facts of a specific vote, Silvercrest may deviate from the guidelines entirely where the Proxy Committee deems it necessary in the best interests of our clients, and/or as instructed by a specific client.

D.	Voting Responsibilities

The Director of Operations, or his or her designee is the primary individual responsible for Proxy Voting. ProxyEdge reports and email notifications are reviewed periodically by the Director of Operations, or his or her designee, to ensure that 1) all proxy votes are recorded properly, 2) proxy voting guidelines are set up correctly for new portfolios, and 3) Silvercrest relinquishes all proxy voting for Silvercrest Asset Management Group Inc. (SAMG) to Silvercrest clients.

Although uncommon, Silvercrest may deem it necessary to vote against the recommendations of Glass Lewis. The Director of Operations, or his or her designee, will coordinate with the appropriate member of the Equity Research Group to determine whether the Glass Lewis recommendation is in our client’s best interest. Any vote placed against a Glass Lewis recommendation is documented by the appropriate member of the Equity Research Group.

E.	Conflicts of Interest

The firm’s policies and procedures regarding conflicts of interest, including those contained in the firm’s Code of Conduct and Ethics, govern those conflicts that arise in the context of proxy voting. Because Silvercrest’s business does not include proprietary trading, investment banking or short selling, few conflicts are likely to arise in the context of proxy voting. However, where they do, the following procedures should be followed.

All conflicts of interest must be brought to the attention of the Proxy Committee and the Chief Compliance Officer for resolution. The Chief Compliance Officer will work with the Proxy Committee to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence Silvercrest’s decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer or a member of management of the issuer that is the subject of the proxy has a client relationship with Silvercrest. All other materiality determinations will be based on an assessment of the particular facts and circumstances. A member of the Proxy Committee shall maintain a written record of all materiality determinations.

If it is determined that a conflict of interest is not material, Silvercrest may vote proxies notwithstanding the existence of the conflict. If it is determined that a conflict of interest is material, the Chief Compliance Officer will work with the Proxy Committee to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•	disclosing the conflict to clients and obtaining their consent before voting;

•	suggesting to clients that they engage another party to vote the proxy on their behalf;

•	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•	such other action as is deemed appropriate under the circumstances given the nature of the conflict.

F.	Notice to Clients

Silvercrest delivers to clients notice of its proxy voting procedures in a form and format attached hereto as Exhibit B, with which is enclosed a copy of the guidelines attached hereto as Exhibit A. This notice is sent upon opening an account and clients are also notified annually that they may obtain a copy of the notice upon request. Associated Persons are encouraged to contact the Chief Compliance Officer with any questions regarding the Firm’s Policies and Procedures Regarding Proxy Voting.

Exhibit A

Proxy Voting General Guidelines

Management Proposals

I.	Vote in support of management on the following ballot items, which are fairly common management-sponsored initiatives:

•	Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities

•	Approval of auditors

•	Directors’ and auditors’ compensation

•	Directors’ liability and indemnification

•	Discharge of board members and auditors

•	Financial statements and allocation of income

•	Dividend payouts that are greater than or equal to country and industry standards

•	Authorization of share repurchase programs

•	General updating of or corrective amendments to charter

•	Change in Corporation Name

•	Elimination of cumulative voting

II.	Vote in support of management on the following items, which have potentially substantial financial or best-interest impact:

•	Capitalization changes which eliminate other classes of stock and voting rights

•	Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

•	Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific—ranging from 5% to 20%) of the outstanding shares

•	Elimination of “poison pill” rights

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•	Stock option plans which are incentive based and not excessive

•	Other stock-based plans which are appropriately structured

•	Reductions in super-majority vote requirements

•	Adoption of anti-“greenmail” provisions

III.	Vote against management (or do not vote in favor of management) on the following items, which have potentially substantial financial or best interest impact:

•	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders

•	Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Amendments to by-laws which would require super-majority shareholder vote to pass or repeal certain provisions

•	Elimination of Shareholders’ Right to Call Special Meetings

•	Establishment of classified boards of directors

•	Reincorporation in a state which has more stringent anti-takeover and related provisions

•	Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

•	Excessive compensation

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	Adjournment of Meeting to Solicit Additional Votes

•	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. ERISA requires that the investment manager avoid using plan assets to attempt to affect such issues, instead examining shareholder proposals primarily to determine their economic impact on shareholders.

I.	Vote in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

•	Requirements that auditors attend the annual meeting of shareholders

•	Establishment of an annual election of the board of directors

•	Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

•	Mandates that amendments to bylaws or charters have shareholder approval

•	Mandates that shareholder-rights plans be put to a vote or repealed

•	Establishment of confidential voting

•	Expansions to reporting of financial or compensation-related information, within reason

•	Repeals of various anti-takeover related provisions

•	Reduction or elimination of super-majority vote requirements

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provisions

II.	Vote against shareholders (or do not vote in favor of shareholders) on the following initiatives, which are fairly common shareholder-sponsored initiatives:

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•	Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

•	Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

Exhibit B

NOTICE TO CLIENTS CONCERNING SILVERCREST ASSET MANAGEMENT’S

PROXY VOTING POLICIES AND PROCEDURES

Silvercrest Asset Management Group LLC is guided by general fiduciary principles. The firm’s goal is to act prudently, and solely in the best interest of the beneficial owners of the accounts it manages. Silvercrest has always considered all aspects of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

In the spirit of those principles and to ensure maximization of shareholder value, in 2011, Silvercrest contracted with Broadridge Investor Communications Solutions, Inc. to receive its ProxyEdge product. Using the product, we subscribe to receive the corporate governance voting recommendations of Glass Lewis, the leading independent governance analysis and proxy voting firm in the industry. Silvercrest has provided Broadridge with portfolio holdings data and, unless Silvercrest makes an independent determination that the recommendation of Glass Lewis is not in the best interest of the beneficial owners of the accounts it manages, Broadridge automatically votes in accordance with Glass Lewis’ recommendations. Broadridge continues to provide proxy data collection, vote submission and record storage.

Each year, Glass Lewis publishes its Proxy Paper Guidelines for the year’s proxy season. That document is a detailed description of the Glass Lewis approach to proxy advice. That document will be provided to Clients upon request.

Clients who maintain their positions at custodians that do not utilize the ProxyEdge voting service will have these positions voted through other electronic means. Enclosed are the firm’s guidelines with respect to proxy voting determinations for those clients. These guidelines are not strict, and each Silvercrest vote will depend on the facts and circumstances of each proposal, on a case-by-case basis. Depending on the facts of a specific vote, Silvercrest may deviate from the guidelines entirely where it deems it necessary in the best interests of our clients, and/or as instructed by a specific client.

All clients continue to have the option to provide instructions regarding a specific vote of which they are aware.

If you have any questions or concerns about any of this information, please feel free to contact our Operations Group at kcampione@silvercrestgroup.com or by phone at (212) 649-0672.

APPENDIX K

Value Partners

Proxy Voting Policies and Procedures

Private & Confidential Last

updated: January 2015

Content

1	Introduction	3
2	General Voting Principles	3
2.1	Conflicts of Interest	3
2.2	Substantive Issues Presented by Voting	4
3	Internal Procedures	5
4	Recordkeeping	5
5	Client Requests for Information and/or Copies	6

1.	Introduction

Under Rule 206(4)-6, an investment adviser has to (i) adopt and implement written policies and procedures that are reasonably designed to ensure that it votes client securities in the best interests of its clients, (ii) describe its proxy voting policies and procedures to clients and provide copies on request, and (iii) disclose to clients how they may obtain information on how the adviser voted their securities.

Value Partners (“VP”) has adopted the following policies and procedures for proxy voting.

If client agreements for services are silent as to proxies, the SEC believes the adviser is generally responsible for voting proxies.

2.	General Voting Principles

Where VP has responsibility for voting proxies, VP will take measures reasonably designed to ensure that they are voted in the best interest of its clients, which generally means voting with a view to enhancing the value of client securities.

The financial interest of VP’s clients is the primary consideration in determining how their proxies should be voted. VP will take reasonable measures to obtain knowledge of meetings; to ensure that proxies are received by VP in sufficient time for it to take action; to vote them; and to return them in time to be counted.

VP may refrain from voting if it reasonably believes that the matters to be voted on have no significant effect on clients’ interests or if there is a pending sell order for the security. VP may also refrain from voting if the cost or other burden would be unreasonable (e.g., where translation of documentation regarding foreign securities would be required). VP may vote against or refrain from voting on a particular agenda item if it reasonably believes that the proxy statement has not provided sufficient information to justify a vote in favor.

VP will take measures reasonably designed to permit it to act on an informed basis with respect to issues presented by proxies. The sources of VP’s information will include the knowledge on the basis of which VP has invested client funds in the company and knowledge gained in following the investment. VP may supplement its knowledge by reference to publications or other readily available public sources but VP does not expect to independently investigate facts relating to issues presented by proxy statements.

2.1	Conflicts of interests

There may be occasions where voting may present an actual or potential conflict of interest between VP, as the investment adviser, and its clients.

Potential conflicts of interest situations may include:

1.	Business relationships, where VP has a substantial business relationship with a company and failure to vote in favor of management could harm VP’s relationship with the company;

2.	Personal relationships, where VP has a personal relationship with corporate directors or candidates for directorship; or

3.	Family relationships where VP may have personal or business relationships relating to a company (e.g. a spouse or relative who serves as a director of a publicly traded company).

For any voting proposals where VP determines that it has a material conflict of interest, VP will take steps designed to ensure a decision to vote that is based on the clients’ best interest and is not the product of the conflict, in which, VP may:

(i) refer the proposals to the clients and obtain instructions from the clients on how to vote the proxies relating to those proposals;

(ii) (if VP is in a position to disclose the conflict to the clients i.e., such information is not confidential) determine how it proposes to vote the proposals on which it has a conflict, disclose the conflict to the clients and seek their consents before exercising a proxy;

(iii) take such other action such as consulting an independent third party such as external legal counsel as VP reasonably deems appropriate.

Proxy proposals that are “routine” are presumed not to involve a material conflict of interest for VP, unless VP has actual knowledge that a routine proposal should be treated differently. For this purpose, “routine” proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of periodic reports/financial statements.

2.2	Substantive issues presented for voting

It is not possible to present a comprehensive roadmap for the voting of proxies. The following general guidelines set out our general approach but each situation must be judged on its own merits.

The decision to invest in a company normally represents confidence in the management of that company. Consequently, in the absence of evidence reducing our confidence in management, VP will give considerable weight (by no means conclusive weight) to management recommendations, except in the case of issues directly affecting the interests of management itself, such as management compensation.

VP will generally support management recommendations about the internal operations of the company or which are not expected to have a significant economic effect on the company or its security-holders. Proposals which are likely to have significant economic effect on the company and its security-holders will be subject to greater scrutiny on a case-by-case basis.

VP favors having strong independent directors and supports the delegation of key functions (such as compensation, audit and nominating committees) to independent directors. VP will generally oppose classification of directors.

Proposals for re-capitalizations, mergers, corporate restructuring and anti-takeover measures such as “poison pills” will be carefully scrutinized to ascertain possible benefits and disadvantages to security-holders. Management recommendations with respect to such transactions will be reviewed in the light of possible management self-interest.

Proposals regarding stock-option plans and other compensation issues will be carefully scrutinized. Since VP’s investment philosophy strongly favors long-term capital appreciation, its assessment of proposals for management compensation will take into account positioning for achievement of long-term goals as well as shorter-term performance.

Unless VP concludes that substantial financial interests of its clients are at risk or has client instructions to the contrary, VP will generally leave to management discretion matters involving social, environmental, ethical or similar issues.

These general guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case- by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote.

Regardless of the issues presented VP will be mindful of its duty to vote proxies in the best interest of its clients. VP may defer to instructions of its clients as to voting their securities with respect to specific issues as it deems appropriate.

3.	Internal Procedures

3.1	Responsibility of Fund Administration Team

Fund Administration Team is responsible to coordinate with respective custodians to assure that proxies are received by VP in sufficient time to take action. Also, they will follow up with responsible Fund Managers for voting and to ensure that reasons for the decision on voting non-routine proxy proposals (e.g. special resolution for an EGM, cash/scrip dividend selection, etc) are clearly stated by the responsible Fund Manager.

Fund Administration Team should arrange for signature and return the proxies in time to be counted. All relevant documents should be properly kept as stated in Section 4 below.

3.2	Responsibility of Fund Managers

Proxy voting decisions should be made primarily by the Fund Manager who follows the particular stock under investment. However, the respective Portfolio Manager can revise the vote and make the final decision for his/her managed portfolio. The decision/vote should be made in accordance with the principles above and in a timely manner.

Upon voting on non-routine proxy proposals (e.g. special resolution for an EGM, cash/scrip dividend selection, etc), reasons for making the voting decision must be clearly stated so as to support the decision made by the responsible Fund Manager.

3.3	Independent Checking by Internal Auditor

An independent review on proxy voting measures and documents will be performed by Internal Auditor periodically to ensure VP votes the proxies in the best interests of its clients and properly complies with the company policy.

4.	Recordkeeping

In compliance with another SEC rule (Rule 204-2) VP will maintain appropriate records regarding proxies as follows: VP will maintain

(1)	copies of these proxy voting policies and procedures and any amendments to them;

(2)	proxy statements received regarding client securities;

(3)	records of how proxies were voted;

(4)	written client requests for VP’s proxy voting records and copies of VP’s written responses to such requests;

(5)	documents created by VP that were material to its decisions on how to vote proxies or that memorialized the bases for its decisions; and

(6)	documentation relating to the identification and resolution of conflicts of interest, if any.

These records will be retained for at least five years in a readily accessible place, and for the first two years must be maintained in VP’s own office.

VP has disclosed in Form ADV Part 2A: (i) a description of VP’s Proxy Voting Policy and Procedures and (ii) information about how clients may obtain information on how VP voted their securities.

5.	Client requests for information and/or copies

Clients may obtain copies of these proxy voting policies and procedures at any time.

Clients may obtain information as to what issues were voted upon by VP in respect of their securities and how their proxies were voted on such issues. Information will be provided promptly with respect to any period for which VP retains records on-site, and after a reasonable period of time if resort to off-site records is required.

The above information may be obtained by making request in writing to VP’s Chief Compliance Officer at 9th Floor, Nexxus Building, 41 Connaught Road Central, Hong Kong.

-END-

APPENDIX L

River Road Asset Management, LLC

Proxy Voting Policies and Procedures

Proxy Voting

Policy. River Road Asset Management, LLC’s (“River Road”) exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting. River Road has established the Proxy Voting Policy Committee for establishing voting guidelines and reviewing proxy related issues. River Road’s Compliance Department oversees the operational and procedural aspects of the proxy voting process. Additionally, to help discharge its duties, River Road hired Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:

•	provides analysis of proxy proposals,

•	tracks and receives proxies for which River Road clients are entitled to vote,

•	votes the proxies as directed by River Road; and,

•	compiles and provides client voting records.

Voting Process. River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by the Proxy Voting Policy Committee at the beginning of each year. If the policy recommendation and the management recommendation are different for a particular vote, portfolio managers may choose to vote differently from the policy with respect to a particular proxy based on the investment implications of each issue. In such cases, the investment rationale is documented and prior approval of the Compliance Department is obtained.

Conflicts of Interest. River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:

i.	documenting the potential conflict of interest;

ii.	obtaining the prior approval of the Chief Investment Officer or Co-Chief Investment Officer and the Chief Compliance Officer;

iii.	obtaining Committee review or approval;

iv.	deferring to the voting recommendation of a third party;

v.	voting pursuant to client direction (following disclosure of the conflict);

vi.	abstaining from voting;

vii.	voting reflectively (in the same proportion and manner as other shareholders); or,

viii.	taking such other action as necessary to protect the interests of clients.

L-1

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(5)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 29, 2016 is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

(b)	(1)	Amended and Restated By-Laws dated February 18, 2016 are incorporated herein by reference to Exhibit (b)(1) to Post-Effective Amendment No. 172 to the Registration Statement as filed on February 26, 2016.

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement dated May 30, 2014 between AMG Funds IV (formerly, Aston Funds) and AMG Funds LLC[1] is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 159 to the Registration Statement as filed on December 19, 2014.

	(2)	Amendment No. 1 to Investment Advisory Agreement dated October 1, 2016 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(3)	Letter Agreement to Investment Advisory Agreement dated January 1, 2017 is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(4)	Form of Letter Agreement to Investment Advisory Agreement dated February 27, 2017 is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(5)	Letter Agreement to Investment Advisory Agreement dated July 1, 2017 is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 180 to the Registration Statement as filed on July 31, 2017.

[1]	Effective as of October 1, 2016, in connection with the merger of Aston Asset Management, LLC with and into AMG Funds LLC, AMG Funds LLC, as Aston Asset Management, LLC’s legal successor, replaced Aston Asset Management, LLC as a party to the Investment Advisory Agreement and to each Sub-Investment Advisory Agreement referenced herein.

1

(6)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC[1] and Montag & Caldwell, LLC, is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(7)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Montag & Caldwell, LLC is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(8)	Sub-Investment Advisory Agreement dated June 30, 2014 between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund), AMG River Road Small-Mid Cap Value Fund (formerly AMG River Road Select Value Fund, which was formerly ASTON/River Road Select Value Fund) and AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund) is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(9)	Revised Schedule A to the Sub-Investment Advisory Agreement dated June 30, 2014 between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, AMG River Road Long-Short Fund and AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund) is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 167 to the Registration Statement as filed on October 30, 2015.

(10)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, AMG River Road Long-Short Fund and AMG River Road Focused Absolute Value Fund is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(11)	Form of Letter Agreement to Sub-Investment Advisory Agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund, AMG River Road Small Cap Value Fund, AMG River Road Small-Mid Cap Value Fund, AMG River Road Long-Short Fund and AMG River Road Focused Absolute Value Fund is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(12)	Sub-Investment Advisory Agreement dated June 30, 2014 between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II) is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(13)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and River Road Asset Management, LLC with respect to AMG River Road Dividend All Cap Value Fund II is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

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(14)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(15)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(16)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and DoubleLine Capital LP is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(17)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and DoubleLine Capital LP is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(18)	Amended and Restated Advisory and Sub-Advisory Fee Waiver Agreement dated June 16, 2017 by and among AMG Funds LLC, AMG Funds IV and DoubleLine Capital LP is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 181 to the Registration Statement as filed on September 28, 2017.

(19)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(20)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (d)(19) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(21)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and LMCG Investments, LLC (formerly Lee Munder Capital Group, LLC) is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(22)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and LMCG Investments, LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(23)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and Pictet Asset Management Limited is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(24)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Pictet Asset Management Limited is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

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(25)	Form of Letter Agreement to Sub-Investment Advisory Agreement between AMG Funds LLC and Pictet Asset Management Limited is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 181 to the Registration Statement as filed on September 28, 2017..

(26)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and Guardian Capital LP is incorporated herein by reference to Exhibit (d)(19) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(27)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Guardian Capital LP is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(28)	Sub-Investment Advisory Agreement dated May 30, 2014 between AMG Funds LLC and Fairpointe Capital LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 159 to the Registration Statement as filed on December 19, 2014.

(29)	Revised Schedules A and B to the Sub-Investment Advisory Agreement between AMG Funds LLC and Fairpointe Capital LLC are incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(30)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Fairpointe Capital LLC is incorporated herein by reference to Exhibit (d)(28) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(31)	Sub-Investment Advisory Agreement between AMG Funds LLC and Value Partners Hong Kong Limited is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 173 to the Registration Statement as filed on February 29, 2016.

(32)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and Value Partners Hong Kong Limited is incorporated herein by reference to Exhibit (d)(30) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(33)	Sub-Investment Advisory Agreement dated June 30, 2016 between AMG Funds LLC and GW&K Investment Management, LLC is incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

(34)	Form of Amendment No. 1 to Sub-Investment Advisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC is incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(35)	Form of Letter Agreement to Sub-Investment Advisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC is incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

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(e)	(1)	Distribution Agreement dated October 1, 2016 between AMG Funds IV and AMG Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

(f)	Not applicable.

(g)	(1)	Form of Custody Agreement between AMG Funds IV and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(2)	Letter Agreement between AMG Funds IV and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 139 to the Registration Statement as filed on February 29, 2012.

	(3)	Amended and Restated Exhibit A to the Letter Agreement between AMG Funds IV and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 169 to the Registration Statement as filed on December 15, 2015.

(h)	(1)	Form of Transfer Agency and Shareholder Services Agreement between AMG Funds IV and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(2)	Amended and Restated Administration Agreement dated October 1, 2016 between AMG Funds IV and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(3)	Fee Waiver Agreement dated October 1, 2016 between AMG Funds IV and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(4)	Amended and Restated Expense Reimbursement Agreement dated October 1, 2016 by and between AMG Funds IV and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(5)	Letter Agreement to Amended and Restated Expense Reimbursement Agreement dated January 1, 2017 is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(6)	Amended and Restated Expense Reimbursement Agreement dated October 1, 2016 by and between AMG Funds IV, on behalf of AMG GW&K U.S. Small Cap Growth Fund (formerly ASTON Small Cap Fund, which was formerly ASTON/TAMRO Small Cap Fund) and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(7)	Form of Letter Agreement to Amended and Restated Expense Reimbursement Agreement by and between AMG Funds IV, on behalf of AMG GW&K U.S. Small Cap Growth Fund, and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

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(8)	Amended and Restated Expense Limitation Agreement dated October 1, 2016 by and between AMG Funds IV and AMG Funds LLC is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

(9)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund) is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 181 to the Registration Statement as filed on September 28, 2017.

(10)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Montag & Caldwell Balanced Fund (formerly ASTON/Montag & Caldwell Balanced Fund) is filed herewith.

(11)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Montag & Caldwell Mid Cap Growth Fund (formerly ASTON/Montag & Caldwell Mid Cap Growth Fund) is filed herewith.

(12)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Value Partners Asia Dividend Fund (formerly ASTON/Value Partners Asia Dividend Fund) is filed herewith.

(13)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund) is filed herewith.

(14)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Fairpointe ESG Equity Fund (formerly AMG Managers Fairpointe Focused Equity Fund, which was formerly ASTON/Fairpointe Focused Equity Fund) is filed herewith.

(15)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Guardian Capital Global Dividend Fund (formerly ASTON/Guardian Capital Global Dividend Fund) is filed herewith.

(16)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG GW&K U.S. Small Cap Growth Fund is filed herewith.

(17)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Lake Partners LASSO Alternatives Fund (formerly ASTON/Lake Partners LASSO Alternatives Fund) is filed herewith.

(18)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers LMCG Small Cap Growth Fund (formerly ASTON/LMCG Small Cap Growth Fund) is filed herewith.

(19)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Focused Absolute Value Fund is filed herewith.

(20)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Long-Short Fund is filed herewith.

(21)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Small-Mid Cap Value Fund is filed herewith.

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	(22)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Dividend All Cap Value Fund is filed herewith.

	(23)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Dividend All Cap Value Fund II is filed herewith.

	(24)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund) is filed herewith.

(i)	Opinion of Vedder Price P.C. is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 172 to the Registration Statement as filed on February 26, 2016.

(j)	(1)	Consent of auditor is filed herewith.

	(2)	Power of Attorney for the Trustees and Certain Officers of AMG Funds IV is incorporated herein by reference to Exhibit (j)(2) to Post-Effective Amendment No. 183 to the Registration Statement as filed on December 29, 2017.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Amended and Restated Distribution and Services Plan Pursuant to Rule 12b-1 dated October 1, 2016 for Class N shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

	(2)	Amended and Restated Distribution and Services Plan Pursuant to Rule 12b-1 dated October 1, 2016 for Class R shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 177 to the Registration Statement as filed on December 29, 2016.

(n)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated February 27, 2017 is incorporated herein by reference to Exhibit (n)(1) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

(o)	Not applicable.

(p)	(1)	Code of Ethics of AMG Funds IV is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(2)	Amended Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 173 to the Registration Statement as filed on February 29, 2016.

	(3)	Code of Ethics of AMG Funds LLC and AMG Distributors, Inc. is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 178 to the Registration Statement as filed on February 24, 2017.

	(4)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell LLC is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 173 to the Registration Statement as filed on February 29, 2016.

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(5)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(6)	Amended Code of Ethics of DoubleLine Capital LP is filed herewith.

(7)	Code of Ethics of Silvercrest Asset Management Group LLC is incorporated herein by reference to Exhibit (p)(22) of Post-Effective Amendment No. 136 to the Registration Statement as filed on December 21, 2011.

(8)	Code of Ethics of Fairpointe Capital LLC is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 137 to the Registration Statement as filed on December 30, 2011.

(9)	Amended Code of Ethics of LMCG Investments, LLC (formerly known as Lee Munder Capital Group, LLC) is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 151 to the Registration Statement as filed on February 28, 2014.

(10)	Amended Code of Ethics of Pictet Asset Management Limited is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 173 to the Registration Statement as filed on February 29, 2016.

(11)	Amended Code of Ethics of Guardian Capital LP is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 160 to the Registration Statement as filed on December 30, 2014.

(12)	Code of Ethics of Value Partners Hong Kong Limited is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 173 to the Registration Statement as filed on February 29, 2016.

(13)	Code of Ethics of GW&K Investment Management, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 172 to the Registration Statement as filed on February 26, 2016.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 30.	INDEMNIFICATION

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. Aston Funds (the “Trust”) shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not

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exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

AMG Funds LLC, a registered investment adviser, serves as investment manager to the Trust. Effective as of October 1, 2016, in connection with the merger of Aston Asset Management, LLC with and into AMG Funds LLC, AMG Funds LLC, as Aston Asset Management, LLC’s legal successor, replaced Aston Asset Management, LLC as investment manager to the Trust. AMG Funds LLC is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. AMG Funds LLC serves as an investment manager to investment companies registered under the Investment Company Act of 1940, as amended, and to various separate accounts. AMG Funds LLC also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of AMG Funds LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

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AMG Funds LLC has hired one or more Subadviser(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadviser are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Each of GW&K Investment Management, LLC and River Road Asset Management, LLC is majority owned by AMG and is an affiliate of AMG Funds LLC and the Registrant.

Subadviser	File Number	Funds
DoubleLine Capital LP	801-70942	AMG Managers DoubleLine Core Plus Bond Fund

Fairpointe Capital LLC	801-72160	AMG Managers Fairpointe ESG Equity Fund, AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund)

Guardian Capital LP	801-56081	AMG Managers Guardian Capital Global Dividend Fund

GW&K Investment Management, LLC	801-61559	AMG GW&K U.S. Small Cap Growth Fund

Lake Partners, Inc.	801-38929	AMG Managers Lake Partners LASSO Alternatives Fund

LMCG Investments, LLC	801-70357	AMG Managers LMCG Small Cap Growth Fund

Montag & Caldwell, LLC	801-15398	AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund (formerly ASTON/Montag & Caldwell Growth Fund), AMG Managers Montag & Caldwell Mid Cap Growth Fund

Pictet Asset Management Limited	801-15143	AMG Managers Pictet International Fund

Silvercrest Asset Management Group LLC	801-61004	AMG Managers Silvercrest Small Cap Fund

Value Partners Hong Kong Limited	801-72406	AMG Managers Value Partners Asia Dividend Fund

River Road Asset Management, LLC	801-64175	AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund, AMG River Road Small Cap Value Fund

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ITEM 32.	PRINCIPAL UNDERWRITERS

(a)	AMG Distributors, Inc. acts as principal underwriter for the Registrant. AMG Distributors, Inc. also acts as principal underwriter for AMG Funds (formerly Managers AMG Funds), AMG Funds I (formerly Managers Trust I), AMG Funds II (formerly Managers Trust II), AMG Funds III (formerly The Managers Funds), AMG Pantheon Fund, LLC, Tweedy, Browne Fund Inc. and Tweedy, Browne Value Funds SICAV (an offshore fund series not offered to U.S. persons).

(b)	The following information relates to the directors, officers and partners of AMG Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds
Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

David M. Billings c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Jeffrey T. Cerutti c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Director, President and Principal	President, Chief Executive Officer and Principal Executive Officer

Keitha L. Kinne c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Operating Officer	Chief Operating Officer

Patrick Spellman c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Compliance Officer	Anti-Money Laundering Compliance Officer

Christopher R. Townsend c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Financial Officer and Financial and Operations Principal	Controller

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadviser, and the listed entities at the following offices:

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(1) At the offices of the Registrant at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, at the offices of AMG Funds LLC, 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217, and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2) DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071.

(3) Fairpointe Capital LLC, One North Franklin Street, Suite 3300, Chicago, Illinois 60606.

(4) Guardian Capital LP, Commerce Court West, 199 Bay Street, Suite 3100, Toronto, Ontario M5L 1E8, Canada.

(5) GW&K Investment Management LLC, 222 Berkeley Street, Boston, Massachusetts 02116.

(6) Lake Partners, Inc., 4 High Ridge Park, Suite 300, Stamford, Connecticut 06905.

(7) LMCG Investments, LLC, 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

(8) Montag & Caldwell, LLC, 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326.

(9) Pictet Asset Management Limited, Moor House, 120 London Wall, London EC2Y 5ET, United Kingdom.

(10) River Road Asset Management, LLC, Meidinger Tower, Suite 2000, 462 South Fourth Street, Louisville, Kentucky 40202.

(11) Silvercrest Asset Management Group LLC, 1330 Avenue of the Americas, 38th Floor, New York, New York 10019.

(12) Value Partners Hong Kong Limited, 41 Connaught Road Central, 9th Floor, Nexxus Building, Hong Kong

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds IV certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 28th day of February, 2018.

AMG FUNDS IV

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	February 28, 2018

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	February 28, 2018

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	February 28, 2018

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	February 28, 2018

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	February 28, 2018

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	February 28, 2018

/s/ Eric Rakowski* Eric Rakowski	Trustee	February 28, 2018

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	February 28, 2018

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	February 28, 2018

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	February 28, 2018

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	February 28, 2018

*By:	/s/ Thomas Disbrow
Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-68666 and 811-08004 (filed December 29, 2017)

Date: February 28, 2018

AMG Funds IV

Exhibit Index

Exhibit No.	Description

(h)(10)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Montag & Caldwell Balanced Fund.

(h)(11)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Montag & Caldwell Mid Cap Growth Fund.

(h)(12)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Value Partners Asia Dividend Fund.

(h)(13)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers DoubleLine Core Plus Bond Fund.

(h)(14)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Fairpointe ESG Equity Fund.

(h)(15)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Guardian Capital Global Dividend Fund.

(h)(16)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG GW&K U.S. Small Cap Growth Fund.

(h)(17)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Lake Partners LASSO Alternatives Fund.

(h)(18)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers LMCG Small Cap Growth Fund.

(h)(19)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Focused Absolute Value Fund.

(h)(20)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Long-Short Fund.

(h)(21)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Small-Mid Cap Value Fund.

(h)(22)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Dividend All Cap Value Fund.

(h)(23)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG River Road Dividend All Cap Value Fund II.

(h)(24)	Expense Limitation and Recoupment Agreement between AMG Funds IV and AMG Funds LLC with respect to AMG Managers Silvercrest Small Cap Fund.

(j)(1)	Consent of auditor.

(p)(6)	Amended Code of Ethics of DoubleLine Capital LP.